UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01879
Janus Investment Fund
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(address of principal executive offices) (Zip code)
Abigail J. Murray, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)
Registrant's telephone number, including area code:
303-333-3863
Date of fiscal year end:
9/30
Date of reporting period:
09/30/25
Item 1. Report to Stockholders.
(a) The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Janus Henderson Balanced Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class A Shares:JDBAX
This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class A Shares/JDBAX)	$95	0.89%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Balanced Fund Class A Shares returned 12.97%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 17.60% and 2.88%, respectively. Its additional benchmark, the Balanced Index, returned 11.67%.
TOP CONTRIBUTORS TO PERFORMANCE
The equity allocation outperformed the S&P 500 Index. Contributors to relative performance included NVIDIA, a leading global supplier of data center graphics processing units (GPUs) used in artificial intelligence (AI). The company delivered strong earnings growth and guidance, aided by growing adoption of its next-generation Blackwell GPUs. Another contributor, Amphenol, is also benefiting from AI capacity growth. The cabling and connector company's networking business has expanded through its business relationship with NVIDIA, as it has secured a higher content share in NVIDIA's Blackwell platform. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, driven largely by an overweight to spread-sector risk, including corporate and securitized bonds. Security selection within investment-grade corporate bonds also aided results.
TOP DETRACTORS FROM PERFORMANCE
Within the equity position, UnitedHealth Group was a notable detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was another detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation. Within the fixed income portion of the fund, positioning on the yield curve was the primary detractor relative to the Bloomberg U.S. Aggregate Bond Index. The allocation was overweight duration for much of the year, but we moved to a modest underweight position after rates fell near period end. Exposure to asset-backed securities also hindered relative performance.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class A Shares/JDBAX) at NAV	12.97%	9.33%	10.14%
Janus Henderson Balanced Fund (Class A Shares/JDBAX) at Maximum Offering Price - 5.75%	6.47%	8.04%	9.49%
S&P 500® Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Index	11.67%	8.97%	9.42%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices. From September 1, 1992 to July 9, 2009, the Balanced Index reflects the total returns of the S&P 500 Index (55%) and the Bloomberg Capital U.S. Government/Credit Bond Index (45%). From July 9, 2009 to April 29, 2024, the Balanced Index reflects total returns of the S&P 500 Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%). Effective April 29, 2024, the Balanced Index reflects the total returns of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
Key Fund Statistics
Net assets	$28,105M
Number of portfolio holdings	773
Total investment advisory fee paid	$145.4M
Portfolio turnover rate	75%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	63.5
Corporate Bonds	11.3
Asset-Backed/Commercial Mortgage-Backed Securities	11.3
Mortgage-Backed Securities	6.4
United States Treasury Notes/Bonds	5.8
Investment Companies	1.8
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70768A 11-25

Janus Henderson Balanced Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class C Shares:JABCX
This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class C Shares/JABCX)	$170	1.60%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Balanced Fund Class C Shares returned 12.17%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 17.60% and 2.88%, respectively. Its additional benchmark, the Balanced Index, returned 11.67%.
TOP CONTRIBUTORS TO PERFORMANCE
The equity allocation outperformed the S&P 500 Index. Contributors to relative performance included NVIDIA, a leading global supplier of data center graphics processing units (GPUs) used in artificial intelligence (AI). The company delivered strong earnings growth and guidance, aided by growing adoption of its next-generation Blackwell GPUs. Another contributor, Amphenol, is also benefiting from AI capacity growth. The cabling and connector company's networking business has expanded through its business relationship with NVIDIA, as it has secured a higher content share in NVIDIA's Blackwell platform. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, driven largely by an overweight to spread-sector risk, including corporate and securitized bonds. Security selection within investment-grade corporate bonds also aided results.
TOP DETRACTORS FROM PERFORMANCE
Within the equity position, UnitedHealth Group was a notable detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was another detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation. Within the fixed income portion of the fund, positioning on the yield curve was the primary detractor relative to the Bloomberg U.S. Aggregate Bond Index. The allocation was overweight duration for much of the year, but we moved to a modest underweight position after rates fell near period end. Exposure to asset-backed securities also hindered relative performance.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class C Shares/JABCX) at NAV	12.17%	8.55%	9.36%
Janus Henderson Balanced Fund (Class C Shares/JABCX) with Contingent Deferred Sales Charge	11.17%*	8.55%	9.36%
S&P 500® Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Index	11.67%	8.97%	9.42%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices. From September 1, 1992 to July 9, 2009, the Balanced Index reflects the total returns of the S&P 500 Index (55%) and the Bloomberg Capital U.S. Government/Credit Bond Index (45%). From July 9, 2009 to April 29, 2024, the Balanced Index reflects total returns of the S&P 500 Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%). Effective April 29, 2024, the Balanced Index reflects the total returns of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
Key Fund Statistics
Net assets	$28,105M
Number of portfolio holdings	773
Total investment advisory fee paid	$145.4M
Portfolio turnover rate	75%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	63.5
Corporate Bonds	11.3
Asset-Backed/Commercial Mortgage-Backed Securities	11.3
Mortgage-Backed Securities	6.4
United States Treasury Notes/Bonds	5.8
Investment Companies	1.8
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70769C 11-25

Janus Henderson Balanced Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class D Shares:JANBX
This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class D Shares/JANBX)	$74	0.69%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Balanced Fund Class D Shares returned 13.18%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 17.60% and 2.88%, respectively. Its additional benchmark, the Balanced Index, returned 11.67%.
TOP CONTRIBUTORS TO PERFORMANCE
The equity allocation outperformed the S&P 500 Index. Contributors to relative performance included NVIDIA, a leading global supplier of data center graphics processing units (GPUs) used in artificial intelligence (AI). The company delivered strong earnings growth and guidance, aided by growing adoption of its next-generation Blackwell GPUs. Another contributor, Amphenol, is also benefiting from AI capacity growth. The cabling and connector company's networking business has expanded through its business relationship with NVIDIA, as it has secured a higher content share in NVIDIA's Blackwell platform. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, driven largely by an overweight to spread-sector risk, including corporate and securitized bonds. Security selection within investment-grade corporate bonds also aided results.
TOP DETRACTORS FROM PERFORMANCE
Within the equity position, UnitedHealth Group was a notable detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was another detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation. Within the fixed income portion of the fund, positioning on the yield curve was the primary detractor relative to the Bloomberg U.S. Aggregate Bond Index. The allocation was overweight duration for much of the year, but we moved to a modest underweight position after rates fell near period end. Exposure to asset-backed securities also hindered relative performance.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class D Shares/JANBX)	13.18%	9.53%	10.36%
S&P 500® Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Index	11.67%	8.97%	9.42%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices. From September 1, 1992 to July 9, 2009, the Balanced Index reflects the total returns of the S&P 500 Index (55%) and the Bloomberg Capital U.S. Government/Credit Bond Index (45%). From July 9, 2009 to April 29, 2024, the Balanced Index reflects total returns of the S&P 500 Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%). Effective April 29, 2024, the Balanced Index reflects the total returns of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
Key Fund Statistics
Net assets	$28,105M
Number of portfolio holdings	773
Total investment advisory fee paid	$145.4M
Portfolio turnover rate	75%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	63.5
Corporate Bonds	11.3
Asset-Backed/Commercial Mortgage-Backed Securities	11.3
Mortgage-Backed Securities	6.4
United States Treasury Notes/Bonds	5.8
Investment Companies	1.8
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70770D 11-25

Janus Henderson Balanced Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class I Shares:JBALX
This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class I Shares/JBALX)	$71	0.67%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Balanced Fund Class I Shares returned 13.20%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 17.60% and 2.88%, respectively. Its additional benchmark, the Balanced Index, returned 11.67%.
TOP CONTRIBUTORS TO PERFORMANCE
The equity allocation outperformed the S&P 500 Index. Contributors to relative performance included NVIDIA, a leading global supplier of data center graphics processing units (GPUs) used in artificial intelligence (AI). The company delivered strong earnings growth and guidance, aided by growing adoption of its next-generation Blackwell GPUs. Another contributor, Amphenol, is also benefiting from AI capacity growth. The cabling and connector company's networking business has expanded through its business relationship with NVIDIA, as it has secured a higher content share in NVIDIA's Blackwell platform. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, driven largely by an overweight to spread-sector risk, including corporate and securitized bonds. Security selection within investment-grade corporate bonds also aided results.
TOP DETRACTORS FROM PERFORMANCE
Within the equity position, UnitedHealth Group was a notable detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was another detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation. Within the fixed income portion of the fund, positioning on the yield curve was the primary detractor relative to the Bloomberg U.S. Aggregate Bond Index. The allocation was overweight duration for much of the year, but we moved to a modest underweight position after rates fell near period end. Exposure to asset-backed securities also hindered relative performance.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class I Shares/JBALX)	13.20%	9.57%	10.41%
S&P 500® Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Index	11.67%	8.97%	9.42%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices. From September 1, 1992 to July 9, 2009, the Balanced Index reflects the total returns of the S&P 500 Index (55%) and the Bloomberg Capital U.S. Government/Credit Bond Index (45%). From July 9, 2009 to April 29, 2024, the Balanced Index reflects total returns of the S&P 500 Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%). Effective April 29, 2024, the Balanced Index reflects the total returns of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
Key Fund Statistics
Net assets	$28,105M
Number of portfolio holdings	773
Total investment advisory fee paid	$145.4M
Portfolio turnover rate	75%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	63.5
Corporate Bonds	11.3
Asset-Backed/Commercial Mortgage-Backed Securities	11.3
Mortgage-Backed Securities	6.4
United States Treasury Notes/Bonds	5.8
Investment Companies	1.8
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70771I 11-25

Janus Henderson Balanced Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class N Shares:JABNX
This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class N Shares/JABNX)	$61	0.57%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Balanced Fund Class N Shares returned 13.33%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 17.60% and 2.88%, respectively. Its additional benchmark, the Balanced Index, returned 11.67%.
TOP CONTRIBUTORS TO PERFORMANCE
The equity allocation outperformed the S&P 500 Index. Contributors to relative performance included NVIDIA, a leading global supplier of data center graphics processing units (GPUs) used in artificial intelligence (AI). The company delivered strong earnings growth and guidance, aided by growing adoption of its next-generation Blackwell GPUs. Another contributor, Amphenol, is also benefiting from AI capacity growth. The cabling and connector company's networking business has expanded through its business relationship with NVIDIA, as it has secured a higher content share in NVIDIA's Blackwell platform. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, driven largely by an overweight to spread-sector risk, including corporate and securitized bonds. Security selection within investment-grade corporate bonds also aided results.
TOP DETRACTORS FROM PERFORMANCE
Within the equity position, UnitedHealth Group was a notable detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was another detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation. Within the fixed income portion of the fund, positioning on the yield curve was the primary detractor relative to the Bloomberg U.S. Aggregate Bond Index. The allocation was overweight duration for much of the year, but we moved to a modest underweight position after rates fell near period end. Exposure to asset-backed securities also hindered relative performance.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class N Shares/JABNX)	13.33%	9.67%	10.50%
S&P 500® Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Index	11.67%	8.97%	9.42%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices. From September 1, 1992 to July 9, 2009, the Balanced Index reflects the total returns of the S&P 500 Index (55%) and the Bloomberg Capital U.S. Government/Credit Bond Index (45%). From July 9, 2009 to April 29, 2024, the Balanced Index reflects total returns of the S&P 500 Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%). Effective April 29, 2024, the Balanced Index reflects the total returns of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
Key Fund Statistics
Net assets	$28,105M
Number of portfolio holdings	773
Total investment advisory fee paid	$145.4M
Portfolio turnover rate	75%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	63.5
Corporate Bonds	11.3
Asset-Backed/Commercial Mortgage-Backed Securities	11.3
Mortgage-Backed Securities	6.4
United States Treasury Notes/Bonds	5.8
Investment Companies	1.8
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70772N 11-25

Janus Henderson Balanced Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class R Shares:JDBRX
This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class R Shares/JDBRX)	$140	1.32%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Balanced Fund Class R Shares returned 12.48%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 17.60% and 2.88%, respectively. Its additional benchmark, the Balanced Index, returned 11.67%.
TOP CONTRIBUTORS TO PERFORMANCE
The equity allocation outperformed the S&P 500 Index. Contributors to relative performance included NVIDIA, a leading global supplier of data center graphics processing units (GPUs) used in artificial intelligence (AI). The company delivered strong earnings growth and guidance, aided by growing adoption of its next-generation Blackwell GPUs. Another contributor, Amphenol, is also benefiting from AI capacity growth. The cabling and connector company's networking business has expanded through its business relationship with NVIDIA, as it has secured a higher content share in NVIDIA's Blackwell platform. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, driven largely by an overweight to spread-sector risk, including corporate and securitized bonds. Security selection within investment-grade corporate bonds also aided results.
TOP DETRACTORS FROM PERFORMANCE
Within the equity position, UnitedHealth Group was a notable detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was another detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation. Within the fixed income portion of the fund, positioning on the yield curve was the primary detractor relative to the Bloomberg U.S. Aggregate Bond Index. The allocation was overweight duration for much of the year, but we moved to a modest underweight position after rates fell near period end. Exposure to asset-backed securities also hindered relative performance.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class R Shares/JDBRX)	12.48%	8.85%	9.68%
S&P 500® Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Index	11.67%	8.97%	9.42%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices. From September 1, 1992 to July 9, 2009, the Balanced Index reflects the total returns of the S&P 500 Index (55%) and the Bloomberg Capital U.S. Government/Credit Bond Index (45%). From July 9, 2009 to April 29, 2024, the Balanced Index reflects total returns of the S&P 500 Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%). Effective April 29, 2024, the Balanced Index reflects the total returns of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
Key Fund Statistics
Net assets	$28,105M
Number of portfolio holdings	773
Total investment advisory fee paid	$145.4M
Portfolio turnover rate	75%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	63.5
Corporate Bonds	11.3
Asset-Backed/Commercial Mortgage-Backed Securities	11.3
Mortgage-Backed Securities	6.4
United States Treasury Notes/Bonds	5.8
Investment Companies	1.8
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70773R 11-25

Janus Henderson Balanced Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class S Shares:JABRX
This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class S Shares/JABRX)	$114	1.07%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Balanced Fund Class S Shares returned 12.76%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 17.60% and 2.88%, respectively. Its additional benchmark, the Balanced Index, returned 11.67%.
TOP CONTRIBUTORS TO PERFORMANCE
The equity allocation outperformed the S&P 500 Index. Contributors to relative performance included NVIDIA, a leading global supplier of data center graphics processing units (GPUs) used in artificial intelligence (AI). The company delivered strong earnings growth and guidance, aided by growing adoption of its next-generation Blackwell GPUs. Another contributor, Amphenol, is also benefiting from AI capacity growth. The cabling and connector company's networking business has expanded through its business relationship with NVIDIA, as it has secured a higher content share in NVIDIA's Blackwell platform. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, driven largely by an overweight to spread-sector risk, including corporate and securitized bonds. Security selection within investment-grade corporate bonds also aided results.
TOP DETRACTORS FROM PERFORMANCE
Within the equity position, UnitedHealth Group was a notable detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was another detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation. Within the fixed income portion of the fund, positioning on the yield curve was the primary detractor relative to the Bloomberg U.S. Aggregate Bond Index. The allocation was overweight duration for much of the year, but we moved to a modest underweight position after rates fell near period end. Exposure to asset-backed securities also hindered relative performance.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class S Shares/JABRX)	12.76%	9.13%	9.96%
S&P 500® Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Index	11.67%	8.97%	9.42%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices. From September 1, 1992 to July 9, 2009, the Balanced Index reflects the total returns of the S&P 500 Index (55%) and the Bloomberg Capital U.S. Government/Credit Bond Index (45%). From July 9, 2009 to April 29, 2024, the Balanced Index reflects total returns of the S&P 500 Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%). Effective April 29, 2024, the Balanced Index reflects the total returns of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
Key Fund Statistics
Net assets	$28,105M
Number of portfolio holdings	773
Total investment advisory fee paid	$145.4M
Portfolio turnover rate	75%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	63.5
Corporate Bonds	11.3
Asset-Backed/Commercial Mortgage-Backed Securities	11.3
Mortgage-Backed Securities	6.4
United States Treasury Notes/Bonds	5.8
Investment Companies	1.8
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70774S 11-25

Janus Henderson Balanced Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class T Shares:JABAX
This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class T Shares/JABAX)	$86	0.81%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Balanced Fund Class T Shares returned 13.05%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 17.60% and 2.88%, respectively. Its additional benchmark, the Balanced Index, returned 11.67%.
TOP CONTRIBUTORS TO PERFORMANCE
The equity allocation outperformed the S&P 500 Index. Contributors to relative performance included NVIDIA, a leading global supplier of data center graphics processing units (GPUs) used in artificial intelligence (AI). The company delivered strong earnings growth and guidance, aided by growing adoption of its next-generation Blackwell GPUs. Another contributor, Amphenol, is also benefiting from AI capacity growth. The cabling and connector company's networking business has expanded through its business relationship with NVIDIA, as it has secured a higher content share in NVIDIA's Blackwell platform. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, driven largely by an overweight to spread-sector risk, including corporate and securitized bonds. Security selection within investment-grade corporate bonds also aided results.
TOP DETRACTORS FROM PERFORMANCE
Within the equity position, UnitedHealth Group was a notable detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was another detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation. Within the fixed income portion of the fund, positioning on the yield curve was the primary detractor relative to the Bloomberg U.S. Aggregate Bond Index. The allocation was overweight duration for much of the year, but we moved to a modest underweight position after rates fell near period end. Exposure to asset-backed securities also hindered relative performance.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class T Shares/JABAX)	13.05%	9.41%	10.24%
S&P 500® Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Index	11.67%	8.97%	9.42%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Balanced Index is an internally-calculated, hypothetical combination of unmanaged indices. From September 1, 1992 to July 9, 2009, the Balanced Index reflects the total returns of the S&P 500 Index (55%) and the Bloomberg Capital U.S. Government/Credit Bond Index (45%). From July 9, 2009 to April 29, 2024, the Balanced Index reflects total returns of the S&P 500 Index (55%) and the Bloomberg U.S. Aggregate Bond Index (45%). Effective April 29, 2024, the Balanced Index reflects the total returns of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%).
Key Fund Statistics
Net assets	$28,105M
Number of portfolio holdings	773
Total investment advisory fee paid	$145.4M
Portfolio turnover rate	75%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	63.5
Corporate Bonds	11.3
Asset-Backed/Commercial Mortgage-Backed Securities	11.3
Mortgage-Backed Securities	6.4
United States Treasury Notes/Bonds	5.8
Investment Companies	1.8
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70775T 11-25

Janus Henderson Contrarian Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class A Shares:JCNAX
This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class A Shares/JCNAX)	$95	0.90%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Contrarian Fund Class A Shares returned 10.27%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Oracle was a notable contributor to the Fund’s performance relative to the S&P 500 Index. The information technology company has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business. Howmet Aerospace was also a top contributor to relative performance. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Caesars Entertainment was a detractor relative to the S&P 500 Index. The company reported disappointing guidance, which partly reflected seasonal weakness for its Las Vegas casinos. Returns from regional casinos showed improvement, however, and we believe the company has demonstrated resilience despite a challenging market backdrop. Healthcare company Lantheus Holdings, another detractor, missed its second-quarter earnings target. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues related to Medicare reimbursement that we believe will be rectified over coming quarters.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class A Shares/JCNAX) at NAV	10.27%	12.67%	11.84%
Janus Henderson Contrarian Fund (Class A Shares/JCNAX) at Maximum Offering Price - 5.75%	3.94%	11.35%	11.18%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,002M
Number of portfolio holdings	43
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	52%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	0.4
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70776A 11-25

Janus Henderson Contrarian Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class C Shares:JCNCX
This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class C Shares/JCNCX)	$161	1.54%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Contrarian Fund Class C Shares returned 9.58%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Oracle was a notable contributor to the Fund’s performance relative to the S&P 500 Index. The information technology company has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business. Howmet Aerospace was also a top contributor to relative performance. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Caesars Entertainment was a detractor relative to the S&P 500 Index. The company reported disappointing guidance, which partly reflected seasonal weakness for its Las Vegas casinos. Returns from regional casinos showed improvement, however, and we believe the company has demonstrated resilience despite a challenging market backdrop. Healthcare company Lantheus Holdings, another detractor, missed its second-quarter earnings target. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues related to Medicare reimbursement that we believe will be rectified over coming quarters.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class C Shares/JCNCX) at NAV	9.58%	11.90%	11.07%
Janus Henderson Contrarian Fund (Class C Shares/JCNCX) with Contingent Deferred Sales Charge	8.60%*	11.90%	11.07%
S&P 500® Index	17.60%	16.47%	15.30%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,002M
Number of portfolio holdings	43
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	52%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	0.4
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70777C 11-25

Janus Henderson Contrarian Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class D Shares:JACNX
This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class D Shares/JACNX)	$68	0.65%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Contrarian Fund Class D Shares returned 10.53%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Oracle was a notable contributor to the Fund’s performance relative to the S&P 500 Index. The information technology company has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business. Howmet Aerospace was also a top contributor to relative performance. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Caesars Entertainment was a detractor relative to the S&P 500 Index. The company reported disappointing guidance, which partly reflected seasonal weakness for its Las Vegas casinos. Returns from regional casinos showed improvement, however, and we believe the company has demonstrated resilience despite a challenging market backdrop. Healthcare company Lantheus Holdings, another detractor, missed its second-quarter earnings target. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues related to Medicare reimbursement that we believe will be rectified over coming quarters.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class D Shares/JACNX)	10.53%	12.94%	12.09%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,002M
Number of portfolio holdings	43
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	52%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	0.4
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70778D 11-25

Janus Henderson Contrarian Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class I Shares:JCONX
This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class I Shares/JCONX)	$66	0.63%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Contrarian Fund Class I Shares returned 10.59%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Oracle was a notable contributor to the Fund’s performance relative to the S&P 500 Index. The information technology company has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business. Howmet Aerospace was also a top contributor to relative performance. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Caesars Entertainment was a detractor relative to the S&P 500 Index. The company reported disappointing guidance, which partly reflected seasonal weakness for its Las Vegas casinos. Returns from regional casinos showed improvement, however, and we believe the company has demonstrated resilience despite a challenging market backdrop. Healthcare company Lantheus Holdings, another detractor, missed its second-quarter earnings target. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues related to Medicare reimbursement that we believe will be rectified over coming quarters.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class I Shares/JCONX)	10.59%	12.97%	12.15%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,002M
Number of portfolio holdings	43
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	52%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	0.4
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70779I 11-25

Janus Henderson Contrarian Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class N Shares:JCNNX
This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class N Shares/JCNNX)	$56	0.53%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Contrarian Fund Class N Shares returned 10.68%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Oracle was a notable contributor to the Fund’s performance relative to the S&P 500 Index. The information technology company has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business. Howmet Aerospace was also a top contributor to relative performance. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Caesars Entertainment was a detractor relative to the S&P 500 Index. The company reported disappointing guidance, which partly reflected seasonal weakness for its Las Vegas casinos. Returns from regional casinos showed improvement, however, and we believe the company has demonstrated resilience despite a challenging market backdrop. Healthcare company Lantheus Holdings, another detractor, missed its second-quarter earnings target. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues related to Medicare reimbursement that we believe will be rectified over coming quarters.
Total return based on a $10,000 investment
August 4, 2017, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Contrarian Fund (Class N Shares/JCNNX)	10.68%	13.08%	13.59%
S&P 500® Index	17.60%	16.47%	14.86%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,002M
Number of portfolio holdings	43
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	52%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	0.4
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70780N 11-25

Janus Henderson Contrarian Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class R Shares:JCNRX
This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class R Shares/JCNRX)	$143	1.36%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Contrarian Fund Class R Shares returned 9.80%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Oracle was a notable contributor to the Fund’s performance relative to the S&P 500 Index. The information technology company has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business. Howmet Aerospace was also a top contributor to relative performance. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Caesars Entertainment was a detractor relative to the S&P 500 Index. The company reported disappointing guidance, which partly reflected seasonal weakness for its Las Vegas casinos. Returns from regional casinos showed improvement, however, and we believe the company has demonstrated resilience despite a challenging market backdrop. Healthcare company Lantheus Holdings, another detractor, missed its second-quarter earnings target. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues related to Medicare reimbursement that we believe will be rectified over coming quarters.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class R Shares/JCNRX)	9.80%	12.13%	11.31%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,002M
Number of portfolio holdings	43
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	52%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	0.4
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70781R 11-25

Janus Henderson Contrarian Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class S Shares:JCNIX
This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class S Shares/JCNIX)	$116	1.10%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Contrarian Fund Class S Shares returned 10.06%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Oracle was a notable contributor to the Fund’s performance relative to the S&P 500 Index. The information technology company has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business. Howmet Aerospace was also a top contributor to relative performance. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Caesars Entertainment was a detractor relative to the S&P 500 Index. The company reported disappointing guidance, which partly reflected seasonal weakness for its Las Vegas casinos. Returns from regional casinos showed improvement, however, and we believe the company has demonstrated resilience despite a challenging market backdrop. Healthcare company Lantheus Holdings, another detractor, missed its second-quarter earnings target. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues related to Medicare reimbursement that we believe will be rectified over coming quarters.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class S Shares/JCNIX)	10.06%	12.43%	11.61%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,002M
Number of portfolio holdings	43
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	52%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	0.4
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70782S 11-25

Janus Henderson Contrarian Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class T Shares:JSVAX
This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class T Shares/JSVAX)	$80	0.76%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Contrarian Fund Class T Shares returned 10.43%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Oracle was a notable contributor to the Fund’s performance relative to the S&P 500 Index. The information technology company has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business. Howmet Aerospace was also a top contributor to relative performance. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Caesars Entertainment was a detractor relative to the S&P 500 Index. The company reported disappointing guidance, which partly reflected seasonal weakness for its Las Vegas casinos. Returns from regional casinos showed improvement, however, and we believe the company has demonstrated resilience despite a challenging market backdrop. Healthcare company Lantheus Holdings, another detractor, missed its second-quarter earnings target. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues related to Medicare reimbursement that we believe will be rectified over coming quarters.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class T Shares/JSVAX)	10.43%	12.82%	11.99%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,002M
Number of portfolio holdings	43
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	52%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	0.4
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.0)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70783T 11-25

Janus Henderson Enterprise Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class A Shares:JDMAX
This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class A Shares/JDMAX)	$114	1.11%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Enterprise Fund Class A Shares returned 5.23%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell Midcap® Growth Index, returned 22.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell Midcap Growth Index was lifted by a position in AppLovin, the owner of a mobile marketing platform that matches developers with advertisers looking to be featured on apps and digital games. This platform utilizes artificial intelligence (AI) to improve returns on ad spending. The company’s strong second-quarter earnings growth gave investors increased confidence in its business model. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment. This business has been very profitable for Flex, and we believe the company is positioned to expand its share of the data center market.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell Midcap Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index. We did not own these stocks as we believed their valuations were unsupported by fundamentals. Among portfolio holdings, medical device maker Teleflex was a notable detractor, as headwinds for its urology franchise resulted in weaker-than-expected first-quarter results. Constellation Software, another detractor, provides software that targets industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter in the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class A Shares/JDMAX) at NAV	5.23%	10.83%	12.62%
Janus Henderson Enterprise Fund (Class A Shares/JDMAX) at Maximum Offering Price - 5.75%	(0.82)%	9.53%	11.96%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$23,620M
Number of portfolio holdings	80
Total investment advisory fee paid	$145.0M
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8
Asset Allocation (% of net assets)
Common Stocks	96.3
Investment Companies	3.5
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70791A 11-25

Janus Henderson Enterprise Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class C Shares:JGRCX
This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class C Shares/JGRCX)	$173	1.69%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Enterprise Fund Class C Shares returned 4.62%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell Midcap® Growth Index, returned 22.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell Midcap Growth Index was lifted by a position in AppLovin, the owner of a mobile marketing platform that matches developers with advertisers looking to be featured on apps and digital games. This platform utilizes artificial intelligence (AI) to improve returns on ad spending. The company’s strong second-quarter earnings growth gave investors increased confidence in its business model. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment. This business has been very profitable for Flex, and we believe the company is positioned to expand its share of the data center market.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell Midcap Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index. We did not own these stocks as we believed their valuations were unsupported by fundamentals. Among portfolio holdings, medical device maker Teleflex was a notable detractor, as headwinds for its urology franchise resulted in weaker-than-expected first-quarter results. Constellation Software, another detractor, provides software that targets industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter in the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class C Shares/JGRCX) at NAV	4.62%	10.24%	11.99%
Janus Henderson Enterprise Fund (Class C Shares/JGRCX) with Contingent Deferred Sales Charge	3.64%*	10.24%	11.99%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$23,620M
Number of portfolio holdings	80
Total investment advisory fee paid	$145.0M
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8
Asset Allocation (% of net assets)
Common Stocks	96.3
Investment Companies	3.5
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70792C 11-25

Janus Henderson Enterprise Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class D Shares:JANEX
This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class D Shares/JANEX)	$81	0.79%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Enterprise Fund Class D Shares returned 5.58%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell Midcap® Growth Index, returned 22.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell Midcap Growth Index was lifted by a position in AppLovin, the owner of a mobile marketing platform that matches developers with advertisers looking to be featured on apps and digital games. This platform utilizes artificial intelligence (AI) to improve returns on ad spending. The company’s strong second-quarter earnings growth gave investors increased confidence in its business model. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment. This business has been very profitable for Flex, and we believe the company is positioned to expand its share of the data center market.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell Midcap Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index. We did not own these stocks as we believed their valuations were unsupported by fundamentals. Among portfolio holdings, medical device maker Teleflex was a notable detractor, as headwinds for its urology franchise resulted in weaker-than-expected first-quarter results. Constellation Software, another detractor, provides software that targets industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter in the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class D Shares/JANEX)	5.58%	11.19%	12.98%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$23,620M
Number of portfolio holdings	80
Total investment advisory fee paid	$145.0M
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8
Asset Allocation (% of net assets)
Common Stocks	96.3
Investment Companies	3.5
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70793D 11-25

Janus Henderson Enterprise Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class I Shares:JMGRX
This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class I Shares/JMGRX)	$78	0.76%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Enterprise Fund Class I Shares returned 5.60%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell Midcap® Growth Index, returned 22.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell Midcap Growth Index was lifted by a position in AppLovin, the owner of a mobile marketing platform that matches developers with advertisers looking to be featured on apps and digital games. This platform utilizes artificial intelligence (AI) to improve returns on ad spending. The company’s strong second-quarter earnings growth gave investors increased confidence in its business model. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment. This business has been very profitable for Flex, and we believe the company is positioned to expand its share of the data center market.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell Midcap Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index. We did not own these stocks as we believed their valuations were unsupported by fundamentals. Among portfolio holdings, medical device maker Teleflex was a notable detractor, as headwinds for its urology franchise resulted in weaker-than-expected first-quarter results. Constellation Software, another detractor, provides software that targets industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter in the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class I Shares/JMGRX)	5.60%	11.23%	13.03%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$23,620M
Number of portfolio holdings	80
Total investment advisory fee paid	$145.0M
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8
Asset Allocation (% of net assets)
Common Stocks	96.3
Investment Companies	3.5
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70794I 11-25

Janus Henderson Enterprise Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class N Shares:JDMNX
This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class N Shares/JDMNX)	$68	0.66%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Enterprise Fund Class N Shares returned 5.71%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell Midcap® Growth Index, returned 22.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell Midcap Growth Index was lifted by a position in AppLovin, the owner of a mobile marketing platform that matches developers with advertisers looking to be featured on apps and digital games. This platform utilizes artificial intelligence (AI) to improve returns on ad spending. The company’s strong second-quarter earnings growth gave investors increased confidence in its business model. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment. This business has been very profitable for Flex, and we believe the company is positioned to expand its share of the data center market.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell Midcap Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index. We did not own these stocks as we believed their valuations were unsupported by fundamentals. Among portfolio holdings, medical device maker Teleflex was a notable detractor, as headwinds for its urology franchise resulted in weaker-than-expected first-quarter results. Constellation Software, another detractor, provides software that targets industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter in the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class N Shares/JDMNX)	5.71%	11.33%	13.13%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$23,620M
Number of portfolio holdings	80
Total investment advisory fee paid	$145.0M
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8
Asset Allocation (% of net assets)
Common Stocks	96.3
Investment Companies	3.5
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70795N 11-25

Janus Henderson Enterprise Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class R Shares:JDMRX
This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class R Shares/JDMRX)	$144	1.41%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Enterprise Fund Class R Shares returned 4.93%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell Midcap® Growth Index, returned 22.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell Midcap Growth Index was lifted by a position in AppLovin, the owner of a mobile marketing platform that matches developers with advertisers looking to be featured on apps and digital games. This platform utilizes artificial intelligence (AI) to improve returns on ad spending. The company’s strong second-quarter earnings growth gave investors increased confidence in its business model. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment. This business has been very profitable for Flex, and we believe the company is positioned to expand its share of the data center market.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell Midcap Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index. We did not own these stocks as we believed their valuations were unsupported by fundamentals. Among portfolio holdings, medical device maker Teleflex was a notable detractor, as headwinds for its urology franchise resulted in weaker-than-expected first-quarter results. Constellation Software, another detractor, provides software that targets industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter in the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class R Shares/JDMRX)	4.93%	10.51%	12.29%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$23,620M
Number of portfolio holdings	80
Total investment advisory fee paid	$145.0M
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8
Asset Allocation (% of net assets)
Common Stocks	96.3
Investment Companies	3.5
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70796R 11-25

Janus Henderson Enterprise Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class S Shares:JGRTX
This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class S Shares/JGRTX)	$119	1.16%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Enterprise Fund Class S Shares returned 5.18%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell Midcap® Growth Index, returned 22.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell Midcap Growth Index was lifted by a position in AppLovin, the owner of a mobile marketing platform that matches developers with advertisers looking to be featured on apps and digital games. This platform utilizes artificial intelligence (AI) to improve returns on ad spending. The company’s strong second-quarter earnings growth gave investors increased confidence in its business model. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment. This business has been very profitable for Flex, and we believe the company is positioned to expand its share of the data center market.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell Midcap Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index. We did not own these stocks as we believed their valuations were unsupported by fundamentals. Among portfolio holdings, medical device maker Teleflex was a notable detractor, as headwinds for its urology franchise resulted in weaker-than-expected first-quarter results. Constellation Software, another detractor, provides software that targets industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter in the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class S Shares/JGRTX)	5.18%	10.78%	12.57%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$23,620M
Number of portfolio holdings	80
Total investment advisory fee paid	$145.0M
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8
Asset Allocation (% of net assets)
Common Stocks	96.3
Investment Companies	3.5
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70797S 11-25

Janus Henderson Enterprise Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class T Shares:JAENX
This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class T Shares/JAENX)	$92	0.90%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Enterprise Fund Class T Shares returned 5.45%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell Midcap® Growth Index, returned 22.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell Midcap Growth Index was lifted by a position in AppLovin, the owner of a mobile marketing platform that matches developers with advertisers looking to be featured on apps and digital games. This platform utilizes artificial intelligence (AI) to improve returns on ad spending. The company’s strong second-quarter earnings growth gave investors increased confidence in its business model. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment. This business has been very profitable for Flex, and we believe the company is positioned to expand its share of the data center market.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell Midcap Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index. We did not own these stocks as we believed their valuations were unsupported by fundamentals. Among portfolio holdings, medical device maker Teleflex was a notable detractor, as headwinds for its urology franchise resulted in weaker-than-expected first-quarter results. Constellation Software, another detractor, provides software that targets industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter in the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class T Shares/JAENX)	5.45%	11.07%	12.86%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$23,620M
Number of portfolio holdings	80
Total investment advisory fee paid	$145.0M
Portfolio turnover rate	17%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8
Asset Allocation (% of net assets)
Common Stocks	96.3
Investment Companies	3.5
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70798T 11-25

Janus Henderson European Focus Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class A Shares:HFEAX
This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class A Shares/HFEAX)	$144	1.30%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson European Focus Fund Class A Shares returned 20.80%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 15.08%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector was a strong driver of performance relative to the MSCI Europe Index. In particular, bank stocks rallied on expectations that European authorities may relax banking regulation and capital requirements, creating a more favorable environment for lending and mergers and acquisitions. Erste Group Bank, a top relative contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. German defense firm Rheinmetall was another positive contributor. Shares rose on expectations for increased military spending in Europe after NATO members agreed to spend 5% of GDP on defense and security by 2035.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer discretionary sector detracted relative to the MSCI Europe Index. Relative detractors included Pandora, a Danish company that makes affordable jewelry. Pandora reported disappointing results, reflecting weaker sales in key European markets. This fueled concerns about the sustainability of its growth trajectory. Semiconductor equipment company ASM International was another detractor from relative returns. The stock underperformed due to uncertainty about the capital expenditure plans of some of the firm’s key clients.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class A Shares/HFEAX) at NAV	20.80%	13.03%	7.90%
Janus Henderson European Focus Fund (Class A Shares/HFEAX) at Maximum Offering Price - 5.75%	13.86%	11.69%	7.26%
MSCI Europe IndexSM	15.08%	12.19%	8.14%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for Class A Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	45
Total investment advisory fee paid	$4.7M
Portfolio turnover rate	159%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Novartis AG	4.3
Erste Group Bank AG	4.0
Banco Santander SA	3.7
Allianz SE (REG)	3.6
Rheinmetall AG	3.1
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70799A 11-25

Janus Henderson European Focus Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class C Shares:HFECX
This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class C Shares/HFECX)	$226	2.06%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson European Focus Fund Class C Shares returned 19.90%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 15.08%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector was a strong driver of performance relative to the MSCI Europe Index. In particular, bank stocks rallied on expectations that European authorities may relax banking regulation and capital requirements, creating a more favorable environment for lending and mergers and acquisitions. Erste Group Bank, a top relative contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. German defense firm Rheinmetall was another positive contributor. Shares rose on expectations for increased military spending in Europe after NATO members agreed to spend 5% of GDP on defense and security by 2035.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer discretionary sector detracted relative to the MSCI Europe Index. Relative detractors included Pandora, a Danish company that makes affordable jewelry. Pandora reported disappointing results, reflecting weaker sales in key European markets. This fueled concerns about the sustainability of its growth trajectory. Semiconductor equipment company ASM International was another detractor from relative returns. The stock underperformed due to uncertainty about the capital expenditure plans of some of the firm’s key clients.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class C Shares/HFECX) at NAV	19.90%	12.17%	7.08%
Janus Henderson European Focus Fund (Class C Shares/HFECX) with Contingent Deferred Sales Charge	18.90%*	12.17%	7.08%
MSCI Europe IndexSM	15.08%	12.19%	8.14%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for Class C Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	45
Total investment advisory fee paid	$4.7M
Portfolio turnover rate	159%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Novartis AG	4.3
Erste Group Bank AG	4.0
Banco Santander SA	3.7
Allianz SE (REG)	3.6
Rheinmetall AG	3.1
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70800C 11-25

Janus Henderson European Focus Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class D Shares:HFEDX
This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class D Shares/HFEDX)	$120	1.09%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson European Focus Fund Class D Shares returned 21.04%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 15.08%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector was a strong driver of performance relative to the MSCI Europe Index. In particular, bank stocks rallied on expectations that European authorities may relax banking regulation and capital requirements, creating a more favorable environment for lending and mergers and acquisitions. Erste Group Bank, a top relative contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. German defense firm Rheinmetall was another positive contributor. Shares rose on expectations for increased military spending in Europe after NATO members agreed to spend 5% of GDP on defense and security by 2035.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer discretionary sector detracted relative to the MSCI Europe Index. Relative detractors included Pandora, a Danish company that makes affordable jewelry. Pandora reported disappointing results, reflecting weaker sales in key European markets. This fueled concerns about the sustainability of its growth trajectory. Semiconductor equipment company ASM International was another detractor from relative returns. The stock underperformed due to uncertainty about the capital expenditure plans of some of the firm’s key clients.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class D Shares/HFEDX)	21.04%	13.25%	8.07%
MSCI Europe IndexSM	15.08%	12.19%	8.14%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for Class D Shares that includes periods prior to 6/5/17 reflects the performance of a share class of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	45
Total investment advisory fee paid	$4.7M
Portfolio turnover rate	159%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Novartis AG	4.3
Erste Group Bank AG	4.0
Banco Santander SA	3.7
Allianz SE (REG)	3.6
Rheinmetall AG	3.1
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70801D 11-25

Janus Henderson European Focus Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class I Shares:HFEIX
This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class I Shares/HFEIX)	$117	1.06%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson European Focus Fund Class I Shares returned 21.09%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 15.08%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector was a strong driver of performance relative to the MSCI Europe Index. In particular, bank stocks rallied on expectations that European authorities may relax banking regulation and capital requirements, creating a more favorable environment for lending and mergers and acquisitions. Erste Group Bank, a top relative contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. German defense firm Rheinmetall was another positive contributor. Shares rose on expectations for increased military spending in Europe after NATO members agreed to spend 5% of GDP on defense and security by 2035.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer discretionary sector detracted relative to the MSCI Europe Index. Relative detractors included Pandora, a Danish company that makes affordable jewelry. Pandora reported disappointing results, reflecting weaker sales in key European markets. This fueled concerns about the sustainability of its growth trajectory. Semiconductor equipment company ASM International was another detractor from relative returns. The stock underperformed due to uncertainty about the capital expenditure plans of some of the firm’s key clients.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class I Shares/HFEIX)	21.09%	13.31%	8.18%
MSCI Europe IndexSM	15.08%	12.19%	8.14%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for Class I Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	45
Total investment advisory fee paid	$4.7M
Portfolio turnover rate	159%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Novartis AG	4.3
Erste Group Bank AG	4.0
Banco Santander SA	3.7
Allianz SE (REG)	3.6
Rheinmetall AG	3.1
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70802I 11-25

Janus Henderson European Focus Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class N Shares:HFERX
This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class N Shares/HFERX)	$106	0.96%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson European Focus Fund Class N Shares returned 21.21%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 15.08%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector was a strong driver of performance relative to the MSCI Europe Index. In particular, bank stocks rallied on expectations that European authorities may relax banking regulation and capital requirements, creating a more favorable environment for lending and mergers and acquisitions. Erste Group Bank, a top relative contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. German defense firm Rheinmetall was another positive contributor. Shares rose on expectations for increased military spending in Europe after NATO members agreed to spend 5% of GDP on defense and security by 2035.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer discretionary sector detracted relative to the MSCI Europe Index. Relative detractors included Pandora, a Danish company that makes affordable jewelry. Pandora reported disappointing results, reflecting weaker sales in key European markets. This fueled concerns about the sustainability of its growth trajectory. Semiconductor equipment company ASM International was another detractor from relative returns. The stock underperformed due to uncertainty about the capital expenditure plans of some of the firm’s key clients.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class N Shares/HFERX)	21.21%	13.39%	8.23%
MSCI Europe IndexSM	15.08%	12.19%	8.14%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for Class N Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	45
Total investment advisory fee paid	$4.7M
Portfolio turnover rate	159%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Novartis AG	4.3
Erste Group Bank AG	4.0
Banco Santander SA	3.7
Allianz SE (REG)	3.6
Rheinmetall AG	3.1
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70803N 11-25

Janus Henderson European Focus Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class S Shares:HFESX
This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class S Shares/HFESX)	$152	1.38%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson European Focus Fund Class S Shares returned 20.72%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 15.08%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector was a strong driver of performance relative to the MSCI Europe Index. In particular, bank stocks rallied on expectations that European authorities may relax banking regulation and capital requirements, creating a more favorable environment for lending and mergers and acquisitions. Erste Group Bank, a top relative contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. German defense firm Rheinmetall was another positive contributor. Shares rose on expectations for increased military spending in Europe after NATO members agreed to spend 5% of GDP on defense and security by 2035.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer discretionary sector detracted relative to the MSCI Europe Index. Relative detractors included Pandora, a Danish company that makes affordable jewelry. Pandora reported disappointing results, reflecting weaker sales in key European markets. This fueled concerns about the sustainability of its growth trajectory. Semiconductor equipment company ASM International was another detractor from relative returns. The stock underperformed due to uncertainty about the capital expenditure plans of some of the firm’s key clients.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class S Shares/HFESX)	20.72%	13.08%	7.91%
MSCI Europe IndexSM	15.08%	12.19%	8.14%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for Class S Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	45
Total investment advisory fee paid	$4.7M
Portfolio turnover rate	159%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Novartis AG	4.3
Erste Group Bank AG	4.0
Banco Santander SA	3.7
Allianz SE (REG)	3.6
Rheinmetall AG	3.1
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70804S 11-25

Janus Henderson European Focus Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class T Shares:HFETX
This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class T Shares/HFETX)	$134	1.21%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson European Focus Fund Class T Shares returned 20.91%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 15.08%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector was a strong driver of performance relative to the MSCI Europe Index. In particular, bank stocks rallied on expectations that European authorities may relax banking regulation and capital requirements, creating a more favorable environment for lending and mergers and acquisitions. Erste Group Bank, a top relative contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. German defense firm Rheinmetall was another positive contributor. Shares rose on expectations for increased military spending in Europe after NATO members agreed to spend 5% of GDP on defense and security by 2035.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer discretionary sector detracted relative to the MSCI Europe Index. Relative detractors included Pandora, a Danish company that makes affordable jewelry. Pandora reported disappointing results, reflecting weaker sales in key European markets. This fueled concerns about the sustainability of its growth trajectory. Semiconductor equipment company ASM International was another detractor from relative returns. The stock underperformed due to uncertainty about the capital expenditure plans of some of the firm’s key clients.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class T Shares/HFETX)	20.91%	13.12%	7.99%
MSCI Europe IndexSM	15.08%	12.19%	8.14%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Performance for Class T Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	45
Total investment advisory fee paid	$4.7M
Portfolio turnover rate	159%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Novartis AG	4.3
Erste Group Bank AG	4.0
Banco Santander SA	3.7
Allianz SE (REG)	3.6
Rheinmetall AG	3.1
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Other	0.2
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70805T 11-25

Janus Henderson Forty Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class A Shares:JDCAX
This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class A Shares/JDCAX)	$97	0.88%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Forty Fund Class A Shares returned 20.32%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was aided by stock selection in the industrials sector, where Howmet Aerospace was a top contributor. The specialized aircraft components manufacturer’s first-quarter earnings exceeded expectations, as the business benefited from a cyclical aerospace recovery and increased aftermarket demand. Howmet has gained market share by investing through the down cycle even as its competitors pulled back. Technology company Oracle, another contributor, has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by an overweight to and stock selection in the healthcare sector, where UnitedHealth Group was a notable detractor. The health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. An out-of-index position in Danaher also detracted. Shares declined sharply in the first quarter after the global life sciences and diagnostics company reported weaker-than-expected sales and earnings growth for the fourth quarter of 2024. We remained invested, and the stock recovered some ground later in the performance period.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class A Shares/JDCAX) at NAV	20.32%	13.78%	16.62%
Janus Henderson Forty Fund (Class A Shares/JDCAX) at Maximum Offering Price - 5.75%	13.40%	12.44%	15.93%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$24,573M
Number of portfolio holdings	31
Total investment advisory fee paid	$119.7M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.6
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70806A 11-25

Janus Henderson Forty Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class C Shares:JACCX
This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class C Shares/JACCX)	$167	1.52%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Forty Fund Class C Shares returned 19.54%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was aided by stock selection in the industrials sector, where Howmet Aerospace was a top contributor. The specialized aircraft components manufacturer’s first-quarter earnings exceeded expectations, as the business benefited from a cyclical aerospace recovery and increased aftermarket demand. Howmet has gained market share by investing through the down cycle even as its competitors pulled back. Technology company Oracle, another contributor, has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by an overweight to and stock selection in the healthcare sector, where UnitedHealth Group was a notable detractor. The health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. An out-of-index position in Danaher also detracted. Shares declined sharply in the first quarter after the global life sciences and diagnostics company reported weaker-than-expected sales and earnings growth for the fourth quarter of 2024. We remained invested, and the stock recovered some ground later in the performance period.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class C Shares/JACCX) at NAV	19.54%	13.02%	15.87%
Janus Henderson Forty Fund (Class C Shares/JACCX) with Contingent Deferred Sales Charge	18.54%*	13.02%	15.87%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$24,573M
Number of portfolio holdings	31
Total investment advisory fee paid	$119.7M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.6
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70807C 11-25

Janus Henderson Forty Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class D Shares:JFRDX
This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class D Shares/JFRDX)	$74	0.67%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Forty Fund Class D Shares returned 20.58%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was aided by stock selection in the industrials sector, where Howmet Aerospace was a top contributor. The specialized aircraft components manufacturer’s first-quarter earnings exceeded expectations, as the business benefited from a cyclical aerospace recovery and increased aftermarket demand. Howmet has gained market share by investing through the down cycle even as its competitors pulled back. Technology company Oracle, another contributor, has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by an overweight to and stock selection in the healthcare sector, where UnitedHealth Group was a notable detractor. The health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. An out-of-index position in Danaher also detracted. Shares declined sharply in the first quarter after the global life sciences and diagnostics company reported weaker-than-expected sales and earnings growth for the fourth quarter of 2024. We remained invested, and the stock recovered some ground later in the performance period.
Total return based on a $10,000 investment
January 27, 2017, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Forty Fund (Class D Shares/JFRDX)	20.58%	14.01%	17.55%
Russell 1000® Index	17.75%	15.99%	14.81%
Russell 1000® Growth Index	25.53%	17.58%	19.52%
S&P 500® Index	17.60%	16.47%	15.06%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$24,573M
Number of portfolio holdings	31
Total investment advisory fee paid	$119.7M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.6
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70808D 11-25

Janus Henderson Forty Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class I Shares:JCAPX
This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class I Shares/JCAPX)	$71	0.64%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Forty Fund Class I Shares returned 20.61%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was aided by stock selection in the industrials sector, where Howmet Aerospace was a top contributor. The specialized aircraft components manufacturer’s first-quarter earnings exceeded expectations, as the business benefited from a cyclical aerospace recovery and increased aftermarket demand. Howmet has gained market share by investing through the down cycle even as its competitors pulled back. Technology company Oracle, another contributor, has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by an overweight to and stock selection in the healthcare sector, where UnitedHealth Group was a notable detractor. The health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. An out-of-index position in Danaher also detracted. Shares declined sharply in the first quarter after the global life sciences and diagnostics company reported weaker-than-expected sales and earnings growth for the fourth quarter of 2024. We remained invested, and the stock recovered some ground later in the performance period.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class I Shares/JCAPX)	20.61%	14.06%	16.94%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$24,573M
Number of portfolio holdings	31
Total investment advisory fee paid	$119.7M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.6
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70809I 11-25

Janus Henderson Forty Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class N Shares:JFRNX
This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class N Shares/JFRNX)	$62	0.56%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Forty Fund Class N Shares returned 20.72%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was aided by stock selection in the industrials sector, where Howmet Aerospace was a top contributor. The specialized aircraft components manufacturer’s first-quarter earnings exceeded expectations, as the business benefited from a cyclical aerospace recovery and increased aftermarket demand. Howmet has gained market share by investing through the down cycle even as its competitors pulled back. Technology company Oracle, another contributor, has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by an overweight to and stock selection in the healthcare sector, where UnitedHealth Group was a notable detractor. The health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. An out-of-index position in Danaher also detracted. Shares declined sharply in the first quarter after the global life sciences and diagnostics company reported weaker-than-expected sales and earnings growth for the fourth quarter of 2024. We remained invested, and the stock recovered some ground later in the performance period.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class N Shares/JFRNX)	20.72%	14.15%	17.02%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$24,573M
Number of portfolio holdings	31
Total investment advisory fee paid	$119.7M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.6
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70810N 11-25

Janus Henderson Forty Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class R Shares:JDCRX
This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class R Shares/JDCRX)	$143	1.30%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Forty Fund Class R Shares returned 19.81%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was aided by stock selection in the industrials sector, where Howmet Aerospace was a top contributor. The specialized aircraft components manufacturer’s first-quarter earnings exceeded expectations, as the business benefited from a cyclical aerospace recovery and increased aftermarket demand. Howmet has gained market share by investing through the down cycle even as its competitors pulled back. Technology company Oracle, another contributor, has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by an overweight to and stock selection in the healthcare sector, where UnitedHealth Group was a notable detractor. The health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. An out-of-index position in Danaher also detracted. Shares declined sharply in the first quarter after the global life sciences and diagnostics company reported weaker-than-expected sales and earnings growth for the fourth quarter of 2024. We remained invested, and the stock recovered some ground later in the performance period.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class R Shares/JDCRX)	19.81%	13.31%	16.16%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$24,573M
Number of portfolio holdings	31
Total investment advisory fee paid	$119.7M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.6
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70811R 11-25

Janus Henderson Forty Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class S Shares:JARTX
This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class S Shares/JARTX)	$114	1.04%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Forty Fund Class S Shares returned 20.11%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was aided by stock selection in the industrials sector, where Howmet Aerospace was a top contributor. The specialized aircraft components manufacturer’s first-quarter earnings exceeded expectations, as the business benefited from a cyclical aerospace recovery and increased aftermarket demand. Howmet has gained market share by investing through the down cycle even as its competitors pulled back. Technology company Oracle, another contributor, has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by an overweight to and stock selection in the healthcare sector, where UnitedHealth Group was a notable detractor. The health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. An out-of-index position in Danaher also detracted. Shares declined sharply in the first quarter after the global life sciences and diagnostics company reported weaker-than-expected sales and earnings growth for the fourth quarter of 2024. We remained invested, and the stock recovered some ground later in the performance period.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class S Shares/JARTX)	20.11%	13.59%	16.45%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$24,573M
Number of portfolio holdings	31
Total investment advisory fee paid	$119.7M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.6
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70812S 11-25

Janus Henderson Forty Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class T Shares:JACTX
This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class T Shares/JACTX)	$87	0.79%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Forty Fund Class T Shares returned 20.44%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was aided by stock selection in the industrials sector, where Howmet Aerospace was a top contributor. The specialized aircraft components manufacturer’s first-quarter earnings exceeded expectations, as the business benefited from a cyclical aerospace recovery and increased aftermarket demand. Howmet has gained market share by investing through the down cycle even as its competitors pulled back. Technology company Oracle, another contributor, has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by an overweight to and stock selection in the healthcare sector, where UnitedHealth Group was a notable detractor. The health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. An out-of-index position in Danaher also detracted. Shares declined sharply in the first quarter after the global life sciences and diagnostics company reported weaker-than-expected sales and earnings growth for the fourth quarter of 2024. We remained invested, and the stock recovered some ground later in the performance period.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class T Shares/JACTX)	20.44%	13.89%	16.75%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$24,573M
Number of portfolio holdings	31
Total investment advisory fee paid	$119.7M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.6
Other	(0.1)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70813T 11-25

Janus Henderson Global Equity Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class A Shares:HFQAX
This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class A Shares/HFQAX)	$122	1.12%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Equity Income Fund Class A Shares returned 17.16%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 12.15%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the U.S. lifted performance relative to the MSCI All Country World Index. From a sector perspective, stock selection in financials contributed, aided by positions in UK-based financial services company HSBC Holdings and Italian bank Intesa Sanpaolo. Both stocks benefited from expectations that interest rates will remain higher for longer, aiding bank net interest income. Taiwan Semiconductor Manufacturing Company, another contributor, is a leading supplier of graphics processing units used in artificial intelligence (AI). The company reported very strong earnings growth and guidance, fueled by continued capital investment in the AI buildout.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in Japan detracted relative to the MSCI All Country World Index. From a sector standpoint, stock selection in communication services detracted. This was due in part to an out-of-index position in Publicis. Shares of the advertising conglomerate underperformed on market concerns about the potential negative impact of AI on the company’s business model. Global spirits company Pernod Ricard, another detractor, experienced earnings headwinds because of lackluster consumer spending in China. Global package delivery and logistics company United Parcel Service (UPS) was also a detractor. Shares of UPS declined on investor worries over an uncertain economic backdrop and the potential dampening impact of tariffs on consumer spending, industrial activity, and shipping volumes.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class A Shares/HFQAX) at NAV	17.16%	11.54%	7.28%
Janus Henderson Global Equity Income Fund (Class A Shares/HFQAX) at Maximum Offering Price - 5.75%	10.43%	10.23%	6.64%
MSCI World IndexSM	17.25%	14.41%	12.43%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	12.15%	12.64%	8.37%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World ex-USA High Dividend Yield Index (85%) and the MSCI USA High Dividend Yield Index (15%). The underlying indices reflect the performance of higher dividend yield large and mid-cap equities from (i) global developed and emerging markets excluding the U.S. and (ii) the U.S. markets.
Performance for Class A Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$6,658M
Number of portfolio holdings	83
Total investment advisory fee paid	$39.1M
Portfolio turnover rate	175%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	4.0
Sony Corp	2.9
TotalEnergies SE	2.8
HSBC Holdings PLC	2.6
KDDI Corp	2.5
Asset Allocation (% of net assets)
Common Stocks	95.0
Preferred Stocks	2.1
Other	2.9
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70814A 11-25

Janus Henderson Global Equity Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class C Shares:HFQCX
This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class C Shares/HFQCX)	$185	1.71%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Equity Income Fund Class C Shares returned 16.62%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 12.15%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the U.S. lifted performance relative to the MSCI All Country World Index. From a sector perspective, stock selection in financials contributed, aided by positions in UK-based financial services company HSBC Holdings and Italian bank Intesa Sanpaolo. Both stocks benefited from expectations that interest rates will remain higher for longer, aiding bank net interest income. Taiwan Semiconductor Manufacturing Company, another contributor, is a leading supplier of graphics processing units used in artificial intelligence (AI). The company reported very strong earnings growth and guidance, fueled by continued capital investment in the AI buildout.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in Japan detracted relative to the MSCI All Country World Index. From a sector standpoint, stock selection in communication services detracted. This was due in part to an out-of-index position in Publicis. Shares of the advertising conglomerate underperformed on market concerns about the potential negative impact of AI on the company’s business model. Global spirits company Pernod Ricard, another detractor, experienced earnings headwinds because of lackluster consumer spending in China. Global package delivery and logistics company United Parcel Service (UPS) was also a detractor. Shares of UPS declined on investor worries over an uncertain economic backdrop and the potential dampening impact of tariffs on consumer spending, industrial activity, and shipping volumes.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class C Shares/HFQCX) at NAV	16.62%	10.91%	6.57%
Janus Henderson Global Equity Income Fund (Class C Shares/HFQCX) with Contingent Deferred Sales Charge	15.62%*	10.91%	6.57%
MSCI World IndexSM	17.25%	14.41%	12.43%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	12.15%	12.64%	8.37%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World ex-USA High Dividend Yield Index (85%) and the MSCI USA High Dividend Yield Index (15%). The underlying indices reflect the performance of higher dividend yield large and mid-cap equities from (i) global developed and emerging markets excluding the U.S. and (ii) the U.S. markets.
Performance for Class C Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$6,658M
Number of portfolio holdings	83
Total investment advisory fee paid	$39.1M
Portfolio turnover rate	175%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	4.0
Sony Corp	2.9
TotalEnergies SE	2.8
HSBC Holdings PLC	2.6
KDDI Corp	2.5
Asset Allocation (% of net assets)
Common Stocks	95.0
Preferred Stocks	2.1
Other	2.9
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70815C 11-25

Janus Henderson Global Equity Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class D Shares:HFQDX
This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class D Shares/HFQDX)	$92	0.85%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Equity Income Fund Class D Shares returned 17.41%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 12.15%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the U.S. lifted performance relative to the MSCI All Country World Index. From a sector perspective, stock selection in financials contributed, aided by positions in UK-based financial services company HSBC Holdings and Italian bank Intesa Sanpaolo. Both stocks benefited from expectations that interest rates will remain higher for longer, aiding bank net interest income. Taiwan Semiconductor Manufacturing Company, another contributor, is a leading supplier of graphics processing units used in artificial intelligence (AI). The company reported very strong earnings growth and guidance, fueled by continued capital investment in the AI buildout.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in Japan detracted relative to the MSCI All Country World Index. From a sector standpoint, stock selection in communication services detracted. This was due in part to an out-of-index position in Publicis. Shares of the advertising conglomerate underperformed on market concerns about the potential negative impact of AI on the company’s business model. Global spirits company Pernod Ricard, another detractor, experienced earnings headwinds because of lackluster consumer spending in China. Global package delivery and logistics company United Parcel Service (UPS) was also a detractor. Shares of UPS declined on investor worries over an uncertain economic backdrop and the potential dampening impact of tariffs on consumer spending, industrial activity, and shipping volumes.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class D Shares/HFQDX)	17.41%	11.84%	7.47%
MSCI World IndexSM	17.25%	14.41%	12.43%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	12.15%	12.64%	8.37%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World ex-USA High Dividend Yield Index (85%) and the MSCI USA High Dividend Yield Index (15%). The underlying indices reflect the performance of higher dividend yield large and mid-cap equities from (i) global developed and emerging markets excluding the U.S. and (ii) the U.S. markets.
Performance for Class D Shares that includes periods prior to 6/5/17 reflects the performance of a share class of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$6,658M
Number of portfolio holdings	83
Total investment advisory fee paid	$39.1M
Portfolio turnover rate	175%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	4.0
Sony Corp	2.9
TotalEnergies SE	2.8
HSBC Holdings PLC	2.6
KDDI Corp	2.5
Asset Allocation (% of net assets)
Common Stocks	95.0
Preferred Stocks	2.1
Other	2.9
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70816D 11-25

Janus Henderson Global Equity Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class I Shares:HFQIX
This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class I Shares/HFQIX)	$86	0.79%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Equity Income Fund Class I Shares returned 17.51%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 12.15%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the U.S. lifted performance relative to the MSCI All Country World Index. From a sector perspective, stock selection in financials contributed, aided by positions in UK-based financial services company HSBC Holdings and Italian bank Intesa Sanpaolo. Both stocks benefited from expectations that interest rates will remain higher for longer, aiding bank net interest income. Taiwan Semiconductor Manufacturing Company, another contributor, is a leading supplier of graphics processing units used in artificial intelligence (AI). The company reported very strong earnings growth and guidance, fueled by continued capital investment in the AI buildout.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in Japan detracted relative to the MSCI All Country World Index. From a sector standpoint, stock selection in communication services detracted. This was due in part to an out-of-index position in Publicis. Shares of the advertising conglomerate underperformed on market concerns about the potential negative impact of AI on the company’s business model. Global spirits company Pernod Ricard, another detractor, experienced earnings headwinds because of lackluster consumer spending in China. Global package delivery and logistics company United Parcel Service (UPS) was also a detractor. Shares of UPS declined on investor worries over an uncertain economic backdrop and the potential dampening impact of tariffs on consumer spending, industrial activity, and shipping volumes.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class I Shares/HFQIX)	17.51%	11.90%	7.61%
MSCI World IndexSM	17.25%	14.41%	12.43%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	12.15%	12.64%	8.37%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World ex-USA High Dividend Yield Index (85%) and the MSCI USA High Dividend Yield Index (15%). The underlying indices reflect the performance of higher dividend yield large and mid-cap equities from (i) global developed and emerging markets excluding the U.S. and (ii) the U.S. markets.
Performance for Class I Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$6,658M
Number of portfolio holdings	83
Total investment advisory fee paid	$39.1M
Portfolio turnover rate	175%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	4.0
Sony Corp	2.9
TotalEnergies SE	2.8
HSBC Holdings PLC	2.6
KDDI Corp	2.5
Asset Allocation (% of net assets)
Common Stocks	95.0
Preferred Stocks	2.1
Other	2.9
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70817I 11-25

Janus Henderson Global Equity Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class N Shares:HFQRX
This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class N Shares/HFQRX)	$75	0.69%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Equity Income Fund Class N Shares returned 17.63%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 12.15%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the U.S. lifted performance relative to the MSCI All Country World Index. From a sector perspective, stock selection in financials contributed, aided by positions in UK-based financial services company HSBC Holdings and Italian bank Intesa Sanpaolo. Both stocks benefited from expectations that interest rates will remain higher for longer, aiding bank net interest income. Taiwan Semiconductor Manufacturing Company, another contributor, is a leading supplier of graphics processing units used in artificial intelligence (AI). The company reported very strong earnings growth and guidance, fueled by continued capital investment in the AI buildout.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in Japan detracted relative to the MSCI All Country World Index. From a sector standpoint, stock selection in communication services detracted. This was due in part to an out-of-index position in Publicis. Shares of the advertising conglomerate underperformed on market concerns about the potential negative impact of AI on the company’s business model. Global spirits company Pernod Ricard, another detractor, experienced earnings headwinds because of lackluster consumer spending in China. Global package delivery and logistics company United Parcel Service (UPS) was also a detractor. Shares of UPS declined on investor worries over an uncertain economic backdrop and the potential dampening impact of tariffs on consumer spending, industrial activity, and shipping volumes.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class N Shares/HFQRX)	17.63%	12.00%	7.68%
MSCI World IndexSM	17.25%	14.41%	12.43%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	12.15%	12.64%	8.37%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World ex-USA High Dividend Yield Index (85%) and the MSCI USA High Dividend Yield Index (15%). The underlying indices reflect the performance of higher dividend yield large and mid-cap equities from (i) global developed and emerging markets excluding the U.S. and (ii) the U.S. markets.
Performance for Class N Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$6,658M
Number of portfolio holdings	83
Total investment advisory fee paid	$39.1M
Portfolio turnover rate	175%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	4.0
Sony Corp	2.9
TotalEnergies SE	2.8
HSBC Holdings PLC	2.6
KDDI Corp	2.5
Asset Allocation (% of net assets)
Common Stocks	95.0
Preferred Stocks	2.1
Other	2.9
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70818N 11-25

Janus Henderson Global Equity Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class S Shares:HFQSX
This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class S Shares/HFQSX)	$130	1.20%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Equity Income Fund Class S Shares returned 17.14%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 12.15%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the U.S. lifted performance relative to the MSCI All Country World Index. From a sector perspective, stock selection in financials contributed, aided by positions in UK-based financial services company HSBC Holdings and Italian bank Intesa Sanpaolo. Both stocks benefited from expectations that interest rates will remain higher for longer, aiding bank net interest income. Taiwan Semiconductor Manufacturing Company, another contributor, is a leading supplier of graphics processing units used in artificial intelligence (AI). The company reported very strong earnings growth and guidance, fueled by continued capital investment in the AI buildout.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in Japan detracted relative to the MSCI All Country World Index. From a sector standpoint, stock selection in communication services detracted. This was due in part to an out-of-index position in Publicis. Shares of the advertising conglomerate underperformed on market concerns about the potential negative impact of AI on the company’s business model. Global spirits company Pernod Ricard, another detractor, experienced earnings headwinds because of lackluster consumer spending in China. Global package delivery and logistics company United Parcel Service (UPS) was also a detractor. Shares of UPS declined on investor worries over an uncertain economic backdrop and the potential dampening impact of tariffs on consumer spending, industrial activity, and shipping volumes.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class S Shares/HFQSX)	17.14%	11.44%	7.14%
MSCI World IndexSM	17.25%	14.41%	12.43%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	12.15%	12.64%	8.37%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World ex-USA High Dividend Yield Index (85%) and the MSCI USA High Dividend Yield Index (15%). The underlying indices reflect the performance of higher dividend yield large and mid-cap equities from (i) global developed and emerging markets excluding the U.S. and (ii) the U.S. markets.
Performance for Class S Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$6,658M
Number of portfolio holdings	83
Total investment advisory fee paid	$39.1M
Portfolio turnover rate	175%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	4.0
Sony Corp	2.9
TotalEnergies SE	2.8
HSBC Holdings PLC	2.6
KDDI Corp	2.5
Asset Allocation (% of net assets)
Common Stocks	95.0
Preferred Stocks	2.1
Other	2.9
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70819S 11-25

Janus Henderson Global Equity Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class T Shares:HFQTX
This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class T Shares/HFQTX)	$101	0.93%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Equity Income Fund Class T Shares returned 17.49%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 12.15%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the U.S. lifted performance relative to the MSCI All Country World Index. From a sector perspective, stock selection in financials contributed, aided by positions in UK-based financial services company HSBC Holdings and Italian bank Intesa Sanpaolo. Both stocks benefited from expectations that interest rates will remain higher for longer, aiding bank net interest income. Taiwan Semiconductor Manufacturing Company, another contributor, is a leading supplier of graphics processing units used in artificial intelligence (AI). The company reported very strong earnings growth and guidance, fueled by continued capital investment in the AI buildout.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in Japan detracted relative to the MSCI All Country World Index. From a sector standpoint, stock selection in communication services detracted. This was due in part to an out-of-index position in Publicis. Shares of the advertising conglomerate underperformed on market concerns about the potential negative impact of AI on the company’s business model. Global spirits company Pernod Ricard, another detractor, experienced earnings headwinds because of lackluster consumer spending in China. Global package delivery and logistics company United Parcel Service (UPS) was also a detractor. Shares of UPS declined on investor worries over an uncertain economic backdrop and the potential dampening impact of tariffs on consumer spending, industrial activity, and shipping volumes.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class T Shares/HFQTX)	17.49%	11.77%	7.43%
MSCI World IndexSM	17.25%	14.41%	12.43%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	12.15%	12.64%	8.37%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
The 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World ex-USA High Dividend Yield Index (85%) and the MSCI USA High Dividend Yield Index (15%). The underlying indices reflect the performance of higher dividend yield large and mid-cap equities from (i) global developed and emerging markets excluding the U.S. and (ii) the U.S. markets.
Performance for Class T Shares that includes periods prior to 6/5/17 reflects the performance of one or more share classes of a predecessor fund, adjusted, where applicable and permitted, for differing fees and expenses. See www.janushenderson.com/synthetic for further details.
Key Fund Statistics
Net assets	$6,658M
Number of portfolio holdings	83
Total investment advisory fee paid	$39.1M
Portfolio turnover rate	175%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	4.0
Sony Corp	2.9
TotalEnergies SE	2.8
HSBC Holdings PLC	2.6
KDDI Corp	2.5
Asset Allocation (% of net assets)
Common Stocks	95.0
Preferred Stocks	2.1
Other	2.9
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70820T 11-25

Janus Henderson Global Life Sciences Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class A Shares:JFNAX
This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class A Shares/JFNAX)	$97	1.00%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Life Sciences Fund Class A Shares returned (6.72)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the MSCI World Health Care IndexSM, returned (8.00)%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Health Care Index was aided by an investment in Madrigal Pharmaceuticals. As a leader in the treatment of metabolic dysfunction-associated steatohepatitis, Madrigal saw strong physician adoption and sales trends for its drug Rezdiffra, which aided its stock performance. Biotechnology company Argenx, another contributor, has benefited from the continued growth of Vyvgart, its treatment for generalized myasthenia gravis, a rare autoimmune condition that causes muscle weakness and fatigue. Argenx also has a robust pipeline, with multiple clinical readouts and events anticipated by 2026.
TOP DETRACTORS FROM PERFORMANCE
Vaxcyte was a notable detractor from performance relative to the MSCI World Health Care Index. The biotechnology company is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares declined after clinical trial results raised concerns that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Clinical data suggested Vaxcyte’s pipeline could be best in class, and we used the stock’s sell-off to add to our position. Sarepta Therapeutics was another detractor. Shares fell after the firm announced weak first-quarter results and reduced guidance. This followed the unfortunate death of a patient on Elevidys, its gene therapy for Duchenne muscular dystrophy. Given these business headwinds and increased regulatory uncertainty in the U.S., we exited the position.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class A Shares/JFNAX) at NAV	(6.72)%	6.60%	8.60%
Janus Henderson Global Life Sciences Fund (Class A Shares/JFNAX) at Maximum Offering Price - 5.75%	(12.09)%	5.35%	7.95%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI World Health Care IndexSM	(8.00)%	5.69%	7.78%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$4,570M
Number of portfolio holdings	104
Total investment advisory fee paid	$30.5M
Portfolio turnover rate	30%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.3
Johnson & Johnson	5.0
AstraZeneca PLC	4.2
UnitedHealth Group Inc	4.2
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.8
Investment Companies	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Warrants	0.0
Other	(0.3)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70821A 11-25

Janus Henderson Global Life Sciences Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class C Shares:JFNCX
This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class C Shares/JFNCX)	$168	1.74%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Life Sciences Fund Class C Shares returned (7.40)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the MSCI World Health Care IndexSM, returned (8.00)%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Health Care Index was aided by an investment in Madrigal Pharmaceuticals. As a leader in the treatment of metabolic dysfunction-associated steatohepatitis, Madrigal saw strong physician adoption and sales trends for its drug Rezdiffra, which aided its stock performance. Biotechnology company Argenx, another contributor, has benefited from the continued growth of Vyvgart, its treatment for generalized myasthenia gravis, a rare autoimmune condition that causes muscle weakness and fatigue. Argenx also has a robust pipeline, with multiple clinical readouts and events anticipated by 2026.
TOP DETRACTORS FROM PERFORMANCE
Vaxcyte was a notable detractor from performance relative to the MSCI World Health Care Index. The biotechnology company is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares declined after clinical trial results raised concerns that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Clinical data suggested Vaxcyte’s pipeline could be best in class, and we used the stock’s sell-off to add to our position. Sarepta Therapeutics was another detractor. Shares fell after the firm announced weak first-quarter results and reduced guidance. This followed the unfortunate death of a patient on Elevidys, its gene therapy for Duchenne muscular dystrophy. Given these business headwinds and increased regulatory uncertainty in the U.S., we exited the position.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class C Shares/JFNCX) at NAV	(7.40)%	5.84%	7.80%
Janus Henderson Global Life Sciences Fund (Class C Shares/JFNCX) with Contingent Deferred Sales Charge	(8.28)%*	5.84%	7.80%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI World Health Care IndexSM	(8.00)%	5.69%	7.78%
S&P 500® Index	17.60%	16.47%	15.30%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$4,570M
Number of portfolio holdings	104
Total investment advisory fee paid	$30.5M
Portfolio turnover rate	30%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.3
Johnson & Johnson	5.0
AstraZeneca PLC	4.2
UnitedHealth Group Inc	4.2
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.8
Investment Companies	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Warrants	0.0
Other	(0.3)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70822C 11-25

Janus Henderson Global Life Sciences Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class D Shares:JNGLX
This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class D Shares/JNGLX)	$78	0.81%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Life Sciences Fund Class D Shares returned (6.54)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the MSCI World Health Care IndexSM, returned (8.00)%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Health Care Index was aided by an investment in Madrigal Pharmaceuticals. As a leader in the treatment of metabolic dysfunction-associated steatohepatitis, Madrigal saw strong physician adoption and sales trends for its drug Rezdiffra, which aided its stock performance. Biotechnology company Argenx, another contributor, has benefited from the continued growth of Vyvgart, its treatment for generalized myasthenia gravis, a rare autoimmune condition that causes muscle weakness and fatigue. Argenx also has a robust pipeline, with multiple clinical readouts and events anticipated by 2026.
TOP DETRACTORS FROM PERFORMANCE
Vaxcyte was a notable detractor from performance relative to the MSCI World Health Care Index. The biotechnology company is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares declined after clinical trial results raised concerns that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Clinical data suggested Vaxcyte’s pipeline could be best in class, and we used the stock’s sell-off to add to our position. Sarepta Therapeutics was another detractor. Shares fell after the firm announced weak first-quarter results and reduced guidance. This followed the unfortunate death of a patient on Elevidys, its gene therapy for Duchenne muscular dystrophy. Given these business headwinds and increased regulatory uncertainty in the U.S., we exited the position.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class D Shares/JNGLX)	(6.54)%	6.79%	8.79%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI World Health Care IndexSM	(8.00)%	5.69%	7.78%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$4,570M
Number of portfolio holdings	104
Total investment advisory fee paid	$30.5M
Portfolio turnover rate	30%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.3
Johnson & Johnson	5.0
AstraZeneca PLC	4.2
UnitedHealth Group Inc	4.2
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.8
Investment Companies	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Warrants	0.0
Other	(0.3)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70823D 11-25

Janus Henderson Global Life Sciences Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class I Shares:JFNIX
This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class I Shares/JFNIX)	$75	0.78%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Life Sciences Fund Class I Shares returned (6.52)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the MSCI World Health Care IndexSM, returned (8.00)%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Health Care Index was aided by an investment in Madrigal Pharmaceuticals. As a leader in the treatment of metabolic dysfunction-associated steatohepatitis, Madrigal saw strong physician adoption and sales trends for its drug Rezdiffra, which aided its stock performance. Biotechnology company Argenx, another contributor, has benefited from the continued growth of Vyvgart, its treatment for generalized myasthenia gravis, a rare autoimmune condition that causes muscle weakness and fatigue. Argenx also has a robust pipeline, with multiple clinical readouts and events anticipated by 2026.
TOP DETRACTORS FROM PERFORMANCE
Vaxcyte was a notable detractor from performance relative to the MSCI World Health Care Index. The biotechnology company is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares declined after clinical trial results raised concerns that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Clinical data suggested Vaxcyte’s pipeline could be best in class, and we used the stock’s sell-off to add to our position. Sarepta Therapeutics was another detractor. Shares fell after the firm announced weak first-quarter results and reduced guidance. This followed the unfortunate death of a patient on Elevidys, its gene therapy for Duchenne muscular dystrophy. Given these business headwinds and increased regulatory uncertainty in the U.S., we exited the position.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class I Shares/JFNIX)	(6.52)%	6.83%	8.85%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI World Health Care IndexSM	(8.00)%	5.69%	7.78%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$4,570M
Number of portfolio holdings	104
Total investment advisory fee paid	$30.5M
Portfolio turnover rate	30%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.3
Johnson & Johnson	5.0
AstraZeneca PLC	4.2
UnitedHealth Group Inc	4.2
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.8
Investment Companies	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Warrants	0.0
Other	(0.3)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70824I 11-25

Janus Henderson Global Life Sciences Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class N Shares:JFNNX
This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class N Shares/JFNNX)	$66	0.68%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Life Sciences Fund Class N Shares returned (6.42)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the MSCI World Health Care IndexSM, returned (8.00)%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Health Care Index was aided by an investment in Madrigal Pharmaceuticals. As a leader in the treatment of metabolic dysfunction-associated steatohepatitis, Madrigal saw strong physician adoption and sales trends for its drug Rezdiffra, which aided its stock performance. Biotechnology company Argenx, another contributor, has benefited from the continued growth of Vyvgart, its treatment for generalized myasthenia gravis, a rare autoimmune condition that causes muscle weakness and fatigue. Argenx also has a robust pipeline, with multiple clinical readouts and events anticipated by 2026.
TOP DETRACTORS FROM PERFORMANCE
Vaxcyte was a notable detractor from performance relative to the MSCI World Health Care Index. The biotechnology company is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares declined after clinical trial results raised concerns that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Clinical data suggested Vaxcyte’s pipeline could be best in class, and we used the stock’s sell-off to add to our position. Sarepta Therapeutics was another detractor. Shares fell after the firm announced weak first-quarter results and reduced guidance. This followed the unfortunate death of a patient on Elevidys, its gene therapy for Duchenne muscular dystrophy. Given these business headwinds and increased regulatory uncertainty in the U.S., we exited the position.
Total return based on a $10,000 investment
January 26, 2018, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Life Sciences Fund (Class N Shares/JFNNX)	(6.42)%	6.94%	8.62%
MSCI World IndexSM	17.25%	14.41%	10.63%
MSCI World Health Care IndexSM	(8.00)%	5.69%	6.50%
S&P 500® Index	17.60%	16.47%	13.51%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$4,570M
Number of portfolio holdings	104
Total investment advisory fee paid	$30.5M
Portfolio turnover rate	30%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.3
Johnson & Johnson	5.0
AstraZeneca PLC	4.2
UnitedHealth Group Inc	4.2
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.8
Investment Companies	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Warrants	0.0
Other	(0.3)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70825N 11-25

Janus Henderson Global Life Sciences Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class S Shares:JFNSX
This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class S Shares/JFNSX)	$114	1.18%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Life Sciences Fund Class S Shares returned (6.90)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the MSCI World Health Care IndexSM, returned (8.00)%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Health Care Index was aided by an investment in Madrigal Pharmaceuticals. As a leader in the treatment of metabolic dysfunction-associated steatohepatitis, Madrigal saw strong physician adoption and sales trends for its drug Rezdiffra, which aided its stock performance. Biotechnology company Argenx, another contributor, has benefited from the continued growth of Vyvgart, its treatment for generalized myasthenia gravis, a rare autoimmune condition that causes muscle weakness and fatigue. Argenx also has a robust pipeline, with multiple clinical readouts and events anticipated by 2026.
TOP DETRACTORS FROM PERFORMANCE
Vaxcyte was a notable detractor from performance relative to the MSCI World Health Care Index. The biotechnology company is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares declined after clinical trial results raised concerns that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Clinical data suggested Vaxcyte’s pipeline could be best in class, and we used the stock’s sell-off to add to our position. Sarepta Therapeutics was another detractor. Shares fell after the firm announced weak first-quarter results and reduced guidance. This followed the unfortunate death of a patient on Elevidys, its gene therapy for Duchenne muscular dystrophy. Given these business headwinds and increased regulatory uncertainty in the U.S., we exited the position.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class S Shares/JFNSX)	(6.90)%	6.40%	8.40%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI World Health Care IndexSM	(8.00)%	5.69%	7.78%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$4,570M
Number of portfolio holdings	104
Total investment advisory fee paid	$30.5M
Portfolio turnover rate	30%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.3
Johnson & Johnson	5.0
AstraZeneca PLC	4.2
UnitedHealth Group Inc	4.2
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.8
Investment Companies	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Warrants	0.0
Other	(0.3)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70826S 11-25

Janus Henderson Global Life Sciences Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class T Shares:JAGLX
This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class T Shares/JAGLX)	$88	0.91%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Life Sciences Fund Class T Shares returned (6.64)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the MSCI World Health Care IndexSM, returned (8.00)%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Health Care Index was aided by an investment in Madrigal Pharmaceuticals. As a leader in the treatment of metabolic dysfunction-associated steatohepatitis, Madrigal saw strong physician adoption and sales trends for its drug Rezdiffra, which aided its stock performance. Biotechnology company Argenx, another contributor, has benefited from the continued growth of Vyvgart, its treatment for generalized myasthenia gravis, a rare autoimmune condition that causes muscle weakness and fatigue. Argenx also has a robust pipeline, with multiple clinical readouts and events anticipated by 2026.
TOP DETRACTORS FROM PERFORMANCE
Vaxcyte was a notable detractor from performance relative to the MSCI World Health Care Index. The biotechnology company is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares declined after clinical trial results raised concerns that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Clinical data suggested Vaxcyte’s pipeline could be best in class, and we used the stock’s sell-off to add to our position. Sarepta Therapeutics was another detractor. Shares fell after the firm announced weak first-quarter results and reduced guidance. This followed the unfortunate death of a patient on Elevidys, its gene therapy for Duchenne muscular dystrophy. Given these business headwinds and increased regulatory uncertainty in the U.S., we exited the position.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class T Shares/JAGLX)	(6.64)%	6.69%	8.69%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI World Health Care IndexSM	(8.00)%	5.69%	7.78%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
Key Fund Statistics
Net assets	$4,570M
Number of portfolio holdings	104
Total investment advisory fee paid	$30.5M
Portfolio turnover rate	30%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.3
Johnson & Johnson	5.0
AstraZeneca PLC	4.2
UnitedHealth Group Inc	4.2
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.8
Investment Companies	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Warrants	0.0
Other	(0.3)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70827T 11-25

Janus Henderson Global Real Estate Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class A Shares:JERAX
This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class A Shares/JERAX)	$98	0.99%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Real Estate Fund Class A Shares returned (1.71)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 0.86%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned (0.15)%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was supported by off-benchmark positions in D.R. Horton, the largest homebuilder in the U.S., and CBRE, the world’s leading real estate services company. The stocks of both companies rose on strong earnings and expectations for additional interest rate cuts. Hotel operator Wyndham Hotels & Resorts was also a contributor, as shares rose on optimism around the outlook for the economy and demand for mid-scale hotels.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was hindered by a position in cold storage owner Lineage, as shares declined on disappointing earnings news and broader industry pricing pressures. Several multi-family residential REITs were also relative detractors against the backdrop of weaker-than-expected rent growth in the apartment sector. Detractors among apartment landlords included U.S.-based UDR and Canadian Apartment Properties. Canadian Apartment Properties also faced uncertainty after the Canadian government announced policies that may limit immigration and, by extension, future rental demand.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class A Shares/JERAX) at NAV	(1.71)%	3.01%	5.58%
Janus Henderson Global Real Estate Fund (Class A Shares/JERAX) at Maximum Offering Price - 5.75%	(7.37)%	1.80%	4.95%
MSCI World IndexSM	17.25%	14.41%	12.43%
FTSE EPRA Nareit Global Index	0.86%	5.72%	4.59%
FTSE EPRA Nareit Global Net Index	(0.15)%	4.74%	3.65%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$305M
Number of portfolio holdings	61
Total investment advisory fee paid	$1.7M
Portfolio turnover rate	61%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.7
Prologis Inc	5.3
Digital Realty Trust Inc	4.5
Welltower Inc	4.5
Ventas Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.3
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70828A 11-25

Janus Henderson Global Real Estate Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class C Shares:JERCX
This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class C Shares/JERCX)	$173	1.75%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Real Estate Fund Class C Shares returned (2.52)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 0.86%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned (0.15)%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was supported by off-benchmark positions in D.R. Horton, the largest homebuilder in the U.S., and CBRE, the world’s leading real estate services company. The stocks of both companies rose on strong earnings and expectations for additional interest rate cuts. Hotel operator Wyndham Hotels & Resorts was also a contributor, as shares rose on optimism around the outlook for the economy and demand for mid-scale hotels.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was hindered by a position in cold storage owner Lineage, as shares declined on disappointing earnings news and broader industry pricing pressures. Several multi-family residential REITs were also relative detractors against the backdrop of weaker-than-expected rent growth in the apartment sector. Detractors among apartment landlords included U.S.-based UDR and Canadian Apartment Properties. Canadian Apartment Properties also faced uncertainty after the Canadian government announced policies that may limit immigration and, by extension, future rental demand.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class C Shares/JERCX) at NAV	(2.52)%	2.19%	4.76%
Janus Henderson Global Real Estate Fund (Class C Shares/JERCX) with Contingent Deferred Sales Charge	(3.47)%*	2.19%	4.76%
MSCI World IndexSM	17.25%	14.41%	12.43%
FTSE EPRA Nareit Global Index	0.86%	5.72%	4.59%
FTSE EPRA Nareit Global Net Index	(0.15)%	4.74%	3.65%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$305M
Number of portfolio holdings	61
Total investment advisory fee paid	$1.7M
Portfolio turnover rate	61%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.7
Prologis Inc	5.3
Digital Realty Trust Inc	4.5
Welltower Inc	4.5
Ventas Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.3
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70829C 11-25

Janus Henderson Global Real Estate Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class D Shares:JNGSX
This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class D Shares/JNGSX)	$80	0.81%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Real Estate Fund Class D Shares returned (1.61)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 0.86%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned (0.15)%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was supported by off-benchmark positions in D.R. Horton, the largest homebuilder in the U.S., and CBRE, the world’s leading real estate services company. The stocks of both companies rose on strong earnings and expectations for additional interest rate cuts. Hotel operator Wyndham Hotels & Resorts was also a contributor, as shares rose on optimism around the outlook for the economy and demand for mid-scale hotels.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was hindered by a position in cold storage owner Lineage, as shares declined on disappointing earnings news and broader industry pricing pressures. Several multi-family residential REITs were also relative detractors against the backdrop of weaker-than-expected rent growth in the apartment sector. Detractors among apartment landlords included U.S.-based UDR and Canadian Apartment Properties. Canadian Apartment Properties also faced uncertainty after the Canadian government announced policies that may limit immigration and, by extension, future rental demand.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class D Shares/JNGSX)	(1.61)%	3.19%	5.76%
MSCI World IndexSM	17.25%	14.41%	12.43%
FTSE EPRA Nareit Global Index	0.86%	5.72%	4.59%
FTSE EPRA Nareit Global Net Index	(0.15)%	4.74%	3.65%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$305M
Number of portfolio holdings	61
Total investment advisory fee paid	$1.7M
Portfolio turnover rate	61%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.7
Prologis Inc	5.3
Digital Realty Trust Inc	4.5
Welltower Inc	4.5
Ventas Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.3
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70830D 11-25

Janus Henderson Global Real Estate Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class I Shares:JERIX
This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class I Shares/JERIX)	$72	0.73%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Real Estate Fund Class I Shares returned (1.54)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 0.86%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned (0.15)%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was supported by off-benchmark positions in D.R. Horton, the largest homebuilder in the U.S., and CBRE, the world’s leading real estate services company. The stocks of both companies rose on strong earnings and expectations for additional interest rate cuts. Hotel operator Wyndham Hotels & Resorts was also a contributor, as shares rose on optimism around the outlook for the economy and demand for mid-scale hotels.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was hindered by a position in cold storage owner Lineage, as shares declined on disappointing earnings news and broader industry pricing pressures. Several multi-family residential REITs were also relative detractors against the backdrop of weaker-than-expected rent growth in the apartment sector. Detractors among apartment landlords included U.S.-based UDR and Canadian Apartment Properties. Canadian Apartment Properties also faced uncertainty after the Canadian government announced policies that may limit immigration and, by extension, future rental demand.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class I Shares/JERIX)	(1.54)%	3.24%	5.84%
MSCI World IndexSM	17.25%	14.41%	12.43%
FTSE EPRA Nareit Global Index	0.86%	5.72%	4.59%
FTSE EPRA Nareit Global Net Index	(0.15)%	4.74%	3.65%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$305M
Number of portfolio holdings	61
Total investment advisory fee paid	$1.7M
Portfolio turnover rate	61%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.7
Prologis Inc	5.3
Digital Realty Trust Inc	4.5
Welltower Inc	4.5
Ventas Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.3
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70831I 11-25

Janus Henderson Global Real Estate Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class N Shares:JERNX
This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class N Shares/JERNX)	$65	0.65%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Real Estate Fund Class N Shares returned (1.39)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 0.86%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned (0.15)%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was supported by off-benchmark positions in D.R. Horton, the largest homebuilder in the U.S., and CBRE, the world’s leading real estate services company. The stocks of both companies rose on strong earnings and expectations for additional interest rate cuts. Hotel operator Wyndham Hotels & Resorts was also a contributor, as shares rose on optimism around the outlook for the economy and demand for mid-scale hotels.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was hindered by a position in cold storage owner Lineage, as shares declined on disappointing earnings news and broader industry pricing pressures. Several multi-family residential REITs were also relative detractors against the backdrop of weaker-than-expected rent growth in the apartment sector. Detractors among apartment landlords included U.S.-based UDR and Canadian Apartment Properties. Canadian Apartment Properties also faced uncertainty after the Canadian government announced policies that may limit immigration and, by extension, future rental demand.
Total return based on a $10,000 investment
January 26, 2018, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Real Estate Fund (Class N Shares/JERNX)	(1.39)%	3.37%	4.06%
MSCI World IndexSM	17.25%	14.41%	10.63%
FTSE EPRA Nareit Global Index	0.86%	5.72%	2.57%
FTSE EPRA Nareit Global Net Index	(0.15)%	4.74%	1.63%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$305M
Number of portfolio holdings	61
Total investment advisory fee paid	$1.7M
Portfolio turnover rate	61%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.7
Prologis Inc	5.3
Digital Realty Trust Inc	4.5
Welltower Inc	4.5
Ventas Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.3
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70832N 11-25

Janus Henderson Global Real Estate Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class S Shares:JERSX
This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class S Shares/JERSX)	$116	1.17%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Real Estate Fund Class S Shares returned (1.96)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 0.86%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned (0.15)%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was supported by off-benchmark positions in D.R. Horton, the largest homebuilder in the U.S., and CBRE, the world’s leading real estate services company. The stocks of both companies rose on strong earnings and expectations for additional interest rate cuts. Hotel operator Wyndham Hotels & Resorts was also a contributor, as shares rose on optimism around the outlook for the economy and demand for mid-scale hotels.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was hindered by a position in cold storage owner Lineage, as shares declined on disappointing earnings news and broader industry pricing pressures. Several multi-family residential REITs were also relative detractors against the backdrop of weaker-than-expected rent growth in the apartment sector. Detractors among apartment landlords included U.S.-based UDR and Canadian Apartment Properties. Canadian Apartment Properties also faced uncertainty after the Canadian government announced policies that may limit immigration and, by extension, future rental demand.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class S Shares/JERSX)	(1.96)%	2.81%	5.38%
MSCI World IndexSM	17.25%	14.41%	12.43%
FTSE EPRA Nareit Global Index	0.86%	5.72%	4.59%
FTSE EPRA Nareit Global Net Index	(0.15)%	4.74%	3.65%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$305M
Number of portfolio holdings	61
Total investment advisory fee paid	$1.7M
Portfolio turnover rate	61%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.7
Prologis Inc	5.3
Digital Realty Trust Inc	4.5
Welltower Inc	4.5
Ventas Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.3
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70833S 11-25

Janus Henderson Global Real Estate Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class T Shares:JERTX
This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class T Shares/JERTX)	$87	0.88%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Real Estate Fund Class T Shares returned (1.68)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 0.86%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned (0.15)%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was supported by off-benchmark positions in D.R. Horton, the largest homebuilder in the U.S., and CBRE, the world’s leading real estate services company. The stocks of both companies rose on strong earnings and expectations for additional interest rate cuts. Hotel operator Wyndham Hotels & Resorts was also a contributor, as shares rose on optimism around the outlook for the economy and demand for mid-scale hotels.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was hindered by a position in cold storage owner Lineage, as shares declined on disappointing earnings news and broader industry pricing pressures. Several multi-family residential REITs were also relative detractors against the backdrop of weaker-than-expected rent growth in the apartment sector. Detractors among apartment landlords included U.S.-based UDR and Canadian Apartment Properties. Canadian Apartment Properties also faced uncertainty after the Canadian government announced policies that may limit immigration and, by extension, future rental demand.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class T Shares/JERTX)	(1.68)%	3.11%	5.69%
MSCI World IndexSM	17.25%	14.41%	12.43%
FTSE EPRA Nareit Global Index	0.86%	5.72%	4.59%
FTSE EPRA Nareit Global Net Index	(0.15)%	4.74%	3.65%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$305M
Number of portfolio holdings	61
Total investment advisory fee paid	$1.7M
Portfolio turnover rate	61%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.7
Prologis Inc	5.3
Digital Realty Trust Inc	4.5
Welltower Inc	4.5
Ventas Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.3
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70834T 11-25

Janus Henderson Global Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class A Shares:JDWAX
This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class A Shares/JDWAX)	$124	1.13%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Research Fund Class A Shares returned 19.09%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index was aided by a position in Vistra Energy. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the MSCI World Index was hindered by a position in Constellation Brands, a leading international beverage company with brands such as Modelo and Corona. Shares fell on investor concerns over slower beer and spirits sales. We saw these concerns as overstated, and we believe Constellation Brands remains positioned to benefit from the continued premiumization of the U.S. beer market. Consumer products company Unilever was another relative detractor. The company faced uncertainty because of management turnover, slower sales in China, and weakness in its home care and beauty businesses.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class A Shares/JDWAX) at NAV	19.09%	14.65%	12.75%
Janus Henderson Global Research Fund (Class A Shares/JDWAX) at Maximum Offering Price - 5.75%	12.24%	13.30%	12.08%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,454M
Number of portfolio holdings	122
Total investment advisory fee paid	$28.2M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.3)
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI World IndexSM.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70835A 11-25

Janus Henderson Global Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class C Shares:JWWCX
This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class C Shares/JWWCX)	$209	1.92%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Research Fund Class C Shares returned 18.16%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index was aided by a position in Vistra Energy. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the MSCI World Index was hindered by a position in Constellation Brands, a leading international beverage company with brands such as Modelo and Corona. Shares fell on investor concerns over slower beer and spirits sales. We saw these concerns as overstated, and we believe Constellation Brands remains positioned to benefit from the continued premiumization of the U.S. beer market. Consumer products company Unilever was another relative detractor. The company faced uncertainty because of management turnover, slower sales in China, and weakness in its home care and beauty businesses.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class C Shares/JWWCX) at NAV	18.16%	13.81%	11.96%
Janus Henderson Global Research Fund (Class C Shares/JWWCX) with Contingent Deferred Sales Charge	17.16%*	13.81%	11.96%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,454M
Number of portfolio holdings	122
Total investment advisory fee paid	$28.2M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.3)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70836C 11-25

Janus Henderson Global Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class D Shares:JANWX
This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class D Shares/JANWX)	$94	0.86%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Research Fund Class D Shares returned 19.41%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index was aided by a position in Vistra Energy. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the MSCI World Index was hindered by a position in Constellation Brands, a leading international beverage company with brands such as Modelo and Corona. Shares fell on investor concerns over slower beer and spirits sales. We saw these concerns as overstated, and we believe Constellation Brands remains positioned to benefit from the continued premiumization of the U.S. beer market. Consumer products company Unilever was another relative detractor. The company faced uncertainty because of management turnover, slower sales in China, and weakness in its home care and beauty businesses.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class D Shares/JANWX)	19.41%	14.95%	13.06%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,454M
Number of portfolio holdings	122
Total investment advisory fee paid	$28.2M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.3)
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI World IndexSM.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70837D 11-25

Janus Henderson Global Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class I Shares:JWWFX
This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class I Shares/JWWFX)	$90	0.82%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Research Fund Class I Shares returned 19.48%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index was aided by a position in Vistra Energy. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the MSCI World Index was hindered by a position in Constellation Brands, a leading international beverage company with brands such as Modelo and Corona. Shares fell on investor concerns over slower beer and spirits sales. We saw these concerns as overstated, and we believe Constellation Brands remains positioned to benefit from the continued premiumization of the U.S. beer market. Consumer products company Unilever was another relative detractor. The company faced uncertainty because of management turnover, slower sales in China, and weakness in its home care and beauty businesses.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class I Shares/JWWFX)	19.48%	15.02%	13.15%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,454M
Number of portfolio holdings	122
Total investment advisory fee paid	$28.2M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.3)
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI World IndexSM.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70838I 11-25

Janus Henderson Global Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class N Shares:JDWNX
This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class N Shares/JDWNX)	$82	0.75%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Research Fund Class N Shares returned 19.56%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index was aided by a position in Vistra Energy. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the MSCI World Index was hindered by a position in Constellation Brands, a leading international beverage company with brands such as Modelo and Corona. Shares fell on investor concerns over slower beer and spirits sales. We saw these concerns as overstated, and we believe Constellation Brands remains positioned to benefit from the continued premiumization of the U.S. beer market. Consumer products company Unilever was another relative detractor. The company faced uncertainty because of management turnover, slower sales in China, and weakness in its home care and beauty businesses.
Total return based on a $10,000 investment
August 4, 2017, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Research Fund (Class N Shares/JDWNX)	19.56%	15.10%	13.19%
MSCI World IndexSM	17.25%	14.41%	11.89%
MSCI All Country World IndexSM	17.27%	13.54%	11.13%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,454M
Number of portfolio holdings	122
Total investment advisory fee paid	$28.2M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.3)
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI World IndexSM.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70839N 11-25

Janus Henderson Global Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class R Shares:JDWRX
This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class R Shares/JDWRX)	$165	1.51%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Research Fund Class R Shares returned 18.64%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index was aided by a position in Vistra Energy. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the MSCI World Index was hindered by a position in Constellation Brands, a leading international beverage company with brands such as Modelo and Corona. Shares fell on investor concerns over slower beer and spirits sales. We saw these concerns as overstated, and we believe Constellation Brands remains positioned to benefit from the continued premiumization of the U.S. beer market. Consumer products company Unilever was another relative detractor. The company faced uncertainty because of management turnover, slower sales in China, and weakness in its home care and beauty businesses.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class R Shares/JDWRX)	18.64%	14.21%	12.35%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,454M
Number of portfolio holdings	122
Total investment advisory fee paid	$28.2M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.3)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70840R 11-25

Janus Henderson Global Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class S Shares:JWGRX
This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class S Shares/JWGRX)	$136	1.24%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Research Fund Class S Shares returned 18.96%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index was aided by a position in Vistra Energy. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the MSCI World Index was hindered by a position in Constellation Brands, a leading international beverage company with brands such as Modelo and Corona. Shares fell on investor concerns over slower beer and spirits sales. We saw these concerns as overstated, and we believe Constellation Brands remains positioned to benefit from the continued premiumization of the U.S. beer market. Consumer products company Unilever was another relative detractor. The company faced uncertainty because of management turnover, slower sales in China, and weakness in its home care and beauty businesses.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class S Shares/JWGRX)	18.96%	14.52%	12.66%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,454M
Number of portfolio holdings	122
Total investment advisory fee paid	$28.2M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.3)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70841S 11-25

Janus Henderson Global Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class T Shares:JAWWX
This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class T Shares/JAWWX)	$106	0.97%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Research Fund Class T Shares returned 19.29%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index was aided by a position in Vistra Energy. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the MSCI World Index was hindered by a position in Constellation Brands, a leading international beverage company with brands such as Modelo and Corona. Shares fell on investor concerns over slower beer and spirits sales. We saw these concerns as overstated, and we believe Constellation Brands remains positioned to benefit from the continued premiumization of the U.S. beer market. Consumer products company Unilever was another relative detractor. The company faced uncertainty because of management turnover, slower sales in China, and weakness in its home care and beauty businesses.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class T Shares/JAWWX)	19.29%	14.83%	12.96%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$4,454M
Number of portfolio holdings	122
Total investment advisory fee paid	$28.2M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.3)
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI World IndexSM.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70842T 11-25

Janus Henderson Global Select Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class A Shares:JORAX
This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class A Shares/JORAX)	$109	1.01%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Select Fund Class A Shares returned 15.25%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and industrials sectors supported performance relative to the MSCI All Country World Index. Vistra Energy was a top relative contributor. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary and healthcare sectors detracted relative to the MSCI All Country World Index. Vaxcyte was a relative detractor in the healthcare sector. Vaxcyte is developing a revolutionary pneumococcal conjugate vaccine, VAX-31, that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Additionally, Chipotle Mexican Grill was a relative detractor. The U.S.-based fast casual restaurant chain reported two consecutive quarters of disappointing same-store sales, leading to disappointing earnings and guidance. We exited the position as we lost confidence in the company’s execution.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class A Shares/JORAX) at NAV	15.25%	14.86%	12.08%
Janus Henderson Global Select Fund (Class A Shares/JORAX) at Maximum Offering Price - 5.75%	8.61%	13.50%	11.41%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,139M
Number of portfolio holdings	51
Total investment advisory fee paid	$18.5M
Portfolio turnover rate	48%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0
Asset Allocation (% of net assets)
Common Stocks	98.8
Investment Companies	1.3
Private Placements	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70843A 11-25

Janus Henderson Global Select Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class C Shares:JORCX
This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class C Shares/JORCX)	$205	1.91%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Select Fund Class C Shares returned 14.23%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and industrials sectors supported performance relative to the MSCI All Country World Index. Vistra Energy was a top relative contributor. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary and healthcare sectors detracted relative to the MSCI All Country World Index. Vaxcyte was a relative detractor in the healthcare sector. Vaxcyte is developing a revolutionary pneumococcal conjugate vaccine, VAX-31, that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Additionally, Chipotle Mexican Grill was a relative detractor. The U.S.-based fast casual restaurant chain reported two consecutive quarters of disappointing same-store sales, leading to disappointing earnings and guidance. We exited the position as we lost confidence in the company’s execution.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class C Shares/JORCX) at NAV	14.23%	13.89%	11.16%
Janus Henderson Global Select Fund (Class C Shares/JORCX) with Contingent Deferred Sales Charge	13.23%*	13.89%	11.16%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,139M
Number of portfolio holdings	51
Total investment advisory fee paid	$18.5M
Portfolio turnover rate	48%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0
Asset Allocation (% of net assets)
Common Stocks	98.8
Investment Companies	1.3
Private Placements	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70844C 11-25

Janus Henderson Global Select Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class D Shares:JANRX
This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class D Shares/JANRX)	$88	0.82%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Select Fund Class D Shares returned 15.44%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and industrials sectors supported performance relative to the MSCI All Country World Index. Vistra Energy was a top relative contributor. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary and healthcare sectors detracted relative to the MSCI All Country World Index. Vaxcyte was a relative detractor in the healthcare sector. Vaxcyte is developing a revolutionary pneumococcal conjugate vaccine, VAX-31, that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Additionally, Chipotle Mexican Grill was a relative detractor. The U.S.-based fast casual restaurant chain reported two consecutive quarters of disappointing same-store sales, leading to disappointing earnings and guidance. We exited the position as we lost confidence in the company’s execution.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class D Shares/JANRX)	15.44%	15.09%	12.30%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,139M
Number of portfolio holdings	51
Total investment advisory fee paid	$18.5M
Portfolio turnover rate	48%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0
Asset Allocation (% of net assets)
Common Stocks	98.8
Investment Companies	1.3
Private Placements	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70845D 11-25

Janus Henderson Global Select Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class I Shares:JORFX
This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class I Shares/JORFX)	$86	0.80%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Select Fund Class I Shares returned 15.49%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and industrials sectors supported performance relative to the MSCI All Country World Index. Vistra Energy was a top relative contributor. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary and healthcare sectors detracted relative to the MSCI All Country World Index. Vaxcyte was a relative detractor in the healthcare sector. Vaxcyte is developing a revolutionary pneumococcal conjugate vaccine, VAX-31, that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Additionally, Chipotle Mexican Grill was a relative detractor. The U.S.-based fast casual restaurant chain reported two consecutive quarters of disappointing same-store sales, leading to disappointing earnings and guidance. We exited the position as we lost confidence in the company’s execution.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class I Shares/JORFX)	15.49%	15.12%	12.37%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,139M
Number of portfolio holdings	51
Total investment advisory fee paid	$18.5M
Portfolio turnover rate	48%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0
Asset Allocation (% of net assets)
Common Stocks	98.8
Investment Companies	1.3
Private Placements	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70846I 11-25

Janus Henderson Global Select Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class N Shares:JSLNX
This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class N Shares/JSLNX)	$74	0.69%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Select Fund Class N Shares returned 15.60%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and industrials sectors supported performance relative to the MSCI All Country World Index. Vistra Energy was a top relative contributor. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary and healthcare sectors detracted relative to the MSCI All Country World Index. Vaxcyte was a relative detractor in the healthcare sector. Vaxcyte is developing a revolutionary pneumococcal conjugate vaccine, VAX-31, that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Additionally, Chipotle Mexican Grill was a relative detractor. The U.S.-based fast casual restaurant chain reported two consecutive quarters of disappointing same-store sales, leading to disappointing earnings and guidance. We exited the position as we lost confidence in the company’s execution.
Total return based on a $10,000 investment
August 4, 2017, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Select Fund (Class N Shares/JSLNX)	15.60%	15.24%	11.89%
MSCI All Country World IndexSM	17.27%	13.54%	11.13%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,139M
Number of portfolio holdings	51
Total investment advisory fee paid	$18.5M
Portfolio turnover rate	48%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0
Asset Allocation (% of net assets)
Common Stocks	98.8
Investment Companies	1.3
Private Placements	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70847N 11-25

Janus Henderson Global Select Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class R Shares:JORRX
This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class R Shares/JORRX)	$165	1.54%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Select Fund Class R Shares returned 14.68%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and industrials sectors supported performance relative to the MSCI All Country World Index. Vistra Energy was a top relative contributor. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary and healthcare sectors detracted relative to the MSCI All Country World Index. Vaxcyte was a relative detractor in the healthcare sector. Vaxcyte is developing a revolutionary pneumococcal conjugate vaccine, VAX-31, that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Additionally, Chipotle Mexican Grill was a relative detractor. The U.S.-based fast casual restaurant chain reported two consecutive quarters of disappointing same-store sales, leading to disappointing earnings and guidance. We exited the position as we lost confidence in the company’s execution.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class R Shares/JORRX)	14.68%	14.23%	11.50%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,139M
Number of portfolio holdings	51
Total investment advisory fee paid	$18.5M
Portfolio turnover rate	48%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0
Asset Allocation (% of net assets)
Common Stocks	98.8
Investment Companies	1.3
Private Placements	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70848R 11-25

Janus Henderson Global Select Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class S Shares:JORIX
This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class S Shares/JORIX)	$139	1.29%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Select Fund Class S Shares returned 14.89%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and industrials sectors supported performance relative to the MSCI All Country World Index. Vistra Energy was a top relative contributor. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary and healthcare sectors detracted relative to the MSCI All Country World Index. Vaxcyte was a relative detractor in the healthcare sector. Vaxcyte is developing a revolutionary pneumococcal conjugate vaccine, VAX-31, that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Additionally, Chipotle Mexican Grill was a relative detractor. The U.S.-based fast casual restaurant chain reported two consecutive quarters of disappointing same-store sales, leading to disappointing earnings and guidance. We exited the position as we lost confidence in the company’s execution.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class S Shares/JORIX)	14.89%	14.50%	11.79%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,139M
Number of portfolio holdings	51
Total investment advisory fee paid	$18.5M
Portfolio turnover rate	48%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0
Asset Allocation (% of net assets)
Common Stocks	98.8
Investment Companies	1.3
Private Placements	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70849S 11-25

Janus Henderson Global Select Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class T Shares:JORNX
This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class T Shares/JORNX)	$98	0.91%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Select Fund Class T Shares returned 15.34%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and industrials sectors supported performance relative to the MSCI All Country World Index. Vistra Energy was a top relative contributor. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary and healthcare sectors detracted relative to the MSCI All Country World Index. Vaxcyte was a relative detractor in the healthcare sector. Vaxcyte is developing a revolutionary pneumococcal conjugate vaccine, VAX-31, that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Additionally, Chipotle Mexican Grill was a relative detractor. The U.S.-based fast casual restaurant chain reported two consecutive quarters of disappointing same-store sales, leading to disappointing earnings and guidance. We exited the position as we lost confidence in the company’s execution.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class T Shares/JORNX)	15.34%	14.98%	12.22%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,139M
Number of portfolio holdings	51
Total investment advisory fee paid	$18.5M
Portfolio turnover rate	48%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0
Asset Allocation (% of net assets)
Common Stocks	98.8
Investment Companies	1.3
Private Placements	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70850T 11-25

Janus Henderson Global Sustainable Equity Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class A Shares:JEASX
This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class A Shares/JEASX)	$129	1.22%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Sustainable Equity Fund Class A Shares returned 11.51%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index benefited from an underweight in the consumer staples sector and stock selection in the communications services sector. Among individual holdings, notable contributors included subscription service Spotify, which saw its competitive position and pricing power increase during the period. In our view, Spotify’s relative power in the music industry could translate into better business economics. Cables manufacturer Prysmian, another relative contributor, posted strong quarterly results and full-year guidance. As the world’s largest manufacturer of copper cables, we believe the company is well positioned to benefit from greater spending on electrification.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the financials and information technology sectors detracted from performance relative to the MSCI World Index. Several healthcare companies were also relative detractors. ICON is a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We have continued to see long-term potential for the company, however. Health insurer Humana was another detractor, as rising medical costs and increased uncertainty around U.S. healthcare policy pressured the stock.
Total return based on a $10,000 investment
June 25, 2020, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class A Shares/JEASX) at NAV	11.51%	10.48%	12.28%
Janus Henderson Global Sustainable Equity Fund (Class A Shares/JEASX) at Maximum Offering Price - 5.75%	5.11%	9.18%	11.02%
MSCI World IndexSM	17.25%	14.41%	15.39%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$57M
Number of portfolio holdings	54
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	1.4
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70851A 11-25

Janus Henderson Global Sustainable Equity Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class C Shares:JECTX
This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class C Shares/JECTX)	$143	1.35%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Sustainable Equity Fund Class C Shares returned 11.40%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index benefited from an underweight in the consumer staples sector and stock selection in the communications services sector. Among individual holdings, notable contributors included subscription service Spotify, which saw its competitive position and pricing power increase during the period. In our view, Spotify’s relative power in the music industry could translate into better business economics. Cables manufacturer Prysmian, another relative contributor, posted strong quarterly results and full-year guidance. As the world’s largest manufacturer of copper cables, we believe the company is well positioned to benefit from greater spending on electrification.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the financials and information technology sectors detracted from performance relative to the MSCI World Index. Several healthcare companies were also relative detractors. ICON is a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We have continued to see long-term potential for the company, however. Health insurer Humana was another detractor, as rising medical costs and increased uncertainty around U.S. healthcare policy pressured the stock.
Total return based on a $10,000 investment
June 25, 2020, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class C Shares/JECTX) at NAV	11.40%	10.50%	12.26%
Janus Henderson Global Sustainable Equity Fund (Class C Shares/JECTX) with Contingent Deferred Sales Charge	10.40%*	10.50%	12.26%
MSCI World IndexSM	17.25%	14.41%	15.39%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$57M
Number of portfolio holdings	54
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	1.4
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70852C 11-25

Janus Henderson Global Sustainable Equity Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class D Shares:JEDTX
This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class D Shares/JEDTX)	$105	0.99%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Sustainable Equity Fund Class D Shares returned 11.84%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index benefited from an underweight in the consumer staples sector and stock selection in the communications services sector. Among individual holdings, notable contributors included subscription service Spotify, which saw its competitive position and pricing power increase during the period. In our view, Spotify’s relative power in the music industry could translate into better business economics. Cables manufacturer Prysmian, another relative contributor, posted strong quarterly results and full-year guidance. As the world’s largest manufacturer of copper cables, we believe the company is well positioned to benefit from greater spending on electrification.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the financials and information technology sectors detracted from performance relative to the MSCI World Index. Several healthcare companies were also relative detractors. ICON is a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We have continued to see long-term potential for the company, however. Health insurer Humana was another detractor, as rising medical costs and increased uncertainty around U.S. healthcare policy pressured the stock.
Total return based on a $10,000 investment
June 25, 2020, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class D Shares/JEDTX)	11.84%	10.64%	12.44%
MSCI World IndexSM	17.25%	14.41%	15.39%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$57M
Number of portfolio holdings	54
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	1.4
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70853D 11-25

Janus Henderson Global Sustainable Equity Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class I Shares:JEUIX
This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class I Shares/JEUIX)	$102	0.96%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Sustainable Equity Fund Class I Shares returned 11.88%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index benefited from an underweight in the consumer staples sector and stock selection in the communications services sector. Among individual holdings, notable contributors included subscription service Spotify, which saw its competitive position and pricing power increase during the period. In our view, Spotify’s relative power in the music industry could translate into better business economics. Cables manufacturer Prysmian, another relative contributor, posted strong quarterly results and full-year guidance. As the world’s largest manufacturer of copper cables, we believe the company is well positioned to benefit from greater spending on electrification.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the financials and information technology sectors detracted from performance relative to the MSCI World Index. Several healthcare companies were also relative detractors. ICON is a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We have continued to see long-term potential for the company, however. Health insurer Humana was another detractor, as rising medical costs and increased uncertainty around U.S. healthcare policy pressured the stock.
Total return based on a $10,000 investment
June 25, 2020, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class I Shares/JEUIX)	11.88%	10.68%	12.49%
MSCI World IndexSM	17.25%	14.41%	15.39%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$57M
Number of portfolio holdings	54
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	1.4
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70854I 11-25

Janus Henderson Global Sustainable Equity Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class N Shares:JETNX
This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class N Shares/JETNX)	$91	0.86%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Sustainable Equity Fund Class N Shares returned 11.94%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index benefited from an underweight in the consumer staples sector and stock selection in the communications services sector. Among individual holdings, notable contributors included subscription service Spotify, which saw its competitive position and pricing power increase during the period. In our view, Spotify’s relative power in the music industry could translate into better business economics. Cables manufacturer Prysmian, another relative contributor, posted strong quarterly results and full-year guidance. As the world’s largest manufacturer of copper cables, we believe the company is well positioned to benefit from greater spending on electrification.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the financials and information technology sectors detracted from performance relative to the MSCI World Index. Several healthcare companies were also relative detractors. ICON is a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We have continued to see long-term potential for the company, however. Health insurer Humana was another detractor, as rising medical costs and increased uncertainty around U.S. healthcare policy pressured the stock.
Total return based on a $10,000 investment
June 25, 2020, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class N Shares/JETNX)	11.94%	10.78%	12.59%
MSCI World IndexSM	17.25%	14.41%	15.39%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$57M
Number of portfolio holdings	54
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	1.4
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70855N 11-25

Janus Henderson Global Sustainable Equity Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class R Shares:JEGRX
This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class R Shares/JEGRX)	$119	1.12%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Sustainable Equity Fund Class R Shares returned 11.68%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index benefited from an underweight in the consumer staples sector and stock selection in the communications services sector. Among individual holdings, notable contributors included subscription service Spotify, which saw its competitive position and pricing power increase during the period. In our view, Spotify’s relative power in the music industry could translate into better business economics. Cables manufacturer Prysmian, another relative contributor, posted strong quarterly results and full-year guidance. As the world’s largest manufacturer of copper cables, we believe the company is well positioned to benefit from greater spending on electrification.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the financials and information technology sectors detracted from performance relative to the MSCI World Index. Several healthcare companies were also relative detractors. ICON is a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We have continued to see long-term potential for the company, however. Health insurer Humana was another detractor, as rising medical costs and increased uncertainty around U.S. healthcare policy pressured the stock.
Total return based on a $10,000 investment
January 28, 2021, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class R Shares/JEGRX)	11.68%	7.67%
MSCI World IndexSM	17.25%	12.12%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$57M
Number of portfolio holdings	54
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	1.4
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70856R 11-25

Janus Henderson Global Sustainable Equity Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class S Shares:JESSX
This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class S Shares/JESSX)	$105	0.99%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Sustainable Equity Fund Class S Shares returned 11.80%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index benefited from an underweight in the consumer staples sector and stock selection in the communications services sector. Among individual holdings, notable contributors included subscription service Spotify, which saw its competitive position and pricing power increase during the period. In our view, Spotify’s relative power in the music industry could translate into better business economics. Cables manufacturer Prysmian, another relative contributor, posted strong quarterly results and full-year guidance. As the world’s largest manufacturer of copper cables, we believe the company is well positioned to benefit from greater spending on electrification.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the financials and information technology sectors detracted from performance relative to the MSCI World Index. Several healthcare companies were also relative detractors. ICON is a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We have continued to see long-term potential for the company, however. Health insurer Humana was another detractor, as rising medical costs and increased uncertainty around U.S. healthcare policy pressured the stock.
Total return based on a $10,000 investment
June 25, 2020, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class S Shares/JESSX)	11.80%	10.65%	12.43%
MSCI World IndexSM	17.25%	14.41%	15.39%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$57M
Number of portfolio holdings	54
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	1.4
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70857S 11-25

Janus Henderson Global Sustainable Equity Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class T Shares:JETTX
This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class T Shares/JETTX)	$116	1.10%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Sustainable Equity Fund Class T Shares returned 11.68%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index benefited from an underweight in the consumer staples sector and stock selection in the communications services sector. Among individual holdings, notable contributors included subscription service Spotify, which saw its competitive position and pricing power increase during the period. In our view, Spotify’s relative power in the music industry could translate into better business economics. Cables manufacturer Prysmian, another relative contributor, posted strong quarterly results and full-year guidance. As the world’s largest manufacturer of copper cables, we believe the company is well positioned to benefit from greater spending on electrification.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the financials and information technology sectors detracted from performance relative to the MSCI World Index. Several healthcare companies were also relative detractors. ICON is a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We have continued to see long-term potential for the company, however. Health insurer Humana was another detractor, as rising medical costs and increased uncertainty around U.S. healthcare policy pressured the stock.
Total return based on a $10,000 investment
June 25, 2020, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class T Shares/JETTX)	11.68%	10.53%	12.33%
MSCI World IndexSM	17.25%	14.41%	15.39%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$57M
Number of portfolio holdings	54
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	1.4
Other	(0.1)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70858T 11-25

Janus Henderson Global Technology and Innovation Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class A Shares:JATAX
This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class A Shares/JATAX)	$114	1.00%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Technology and Innovation Fund Class A Shares returned 27.61%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 28.09%.
TOP CONTRIBUTORS TO PERFORMANCE
Alphabet was a leading contributor to performance relative to the MSCI All Country World Information Technology Index. Shares rose as investors gained more confidence in the Google parent company’s plans for deploying artificial intelligence (AI) across its businesses. The stock also rose on a favorable resolution to the government lawsuit against the company. Taiwan Semiconductor Manufacturing, another positive contributor, is a leading supplier of graphics processing units used in AI. The company reported very strong earnings growth and guidance, fueled by the continued capital investment in the AI ecosystem.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Information Technology Index included Constellation Software, which provides software solutions that target industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter for the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise. Hyperscaler Amazon.com was another detractor despite relative strength in its e-commerce and advertising businesses. Shares declined on whispers that Amazon’s AI offerings may be less secularly advantaged than its legacy cloud business. We believe that any softness in bookings may reflect capacity constraints rather than waning demand.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class A Shares/JATAX) at NAV	27.61%	16.02%	21.91%
Janus Henderson Global Technology and Innovation Fund (Class A Shares/JATAX) at Maximum Offering Price - 5.75%	20.26%	14.65%	21.18%
S&P 500® Index	17.60%	16.47%	15.30%
MSCI All Country World Information Technology IndexSM	28.09%	19.80%	22.25%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$8,744M
Number of portfolio holdings	63
Total investment advisory fee paid	$48.0M
Portfolio turnover rate	49%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.6
Microsoft Corp	12.0
Taiwan Semiconductor Manufacturing Co Ltd	10.5
Broadcom Inc	6.3
Apple Inc	5.3
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Private Placements	0.2
Warrants	0.0
Other	0.0
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Fund has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70859A 11-25

Janus Henderson Global Technology and Innovation Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class C Shares:JAGCX
This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class C Shares/JAGCX)	$193	1.70%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Technology and Innovation Fund Class C Shares returned 26.72%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 28.09%.
TOP CONTRIBUTORS TO PERFORMANCE
Alphabet was a leading contributor to performance relative to the MSCI All Country World Information Technology Index. Shares rose as investors gained more confidence in the Google parent company’s plans for deploying artificial intelligence (AI) across its businesses. The stock also rose on a favorable resolution to the government lawsuit against the company. Taiwan Semiconductor Manufacturing, another positive contributor, is a leading supplier of graphics processing units used in AI. The company reported very strong earnings growth and guidance, fueled by the continued capital investment in the AI ecosystem.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Information Technology Index included Constellation Software, which provides software solutions that target industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter for the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise. Hyperscaler Amazon.com was another detractor despite relative strength in its e-commerce and advertising businesses. Shares declined on whispers that Amazon’s AI offerings may be less secularly advantaged than its legacy cloud business. We believe that any softness in bookings may reflect capacity constraints rather than waning demand.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class C Shares/JAGCX) at NAV	26.72%	15.23%	21.07%
Janus Henderson Global Technology and Innovation Fund (Class C Shares/JAGCX) with Contingent Deferred Sales Charge	25.72%*	15.23%	21.07%
S&P 500® Index	17.60%	16.47%	15.30%
MSCI All Country World Information Technology IndexSM	28.09%	19.80%	22.25%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$8,744M
Number of portfolio holdings	63
Total investment advisory fee paid	$48.0M
Portfolio turnover rate	49%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.6
Microsoft Corp	12.0
Taiwan Semiconductor Manufacturing Co Ltd	10.5
Broadcom Inc	6.3
Apple Inc	5.3
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Private Placements	0.2
Warrants	0.0
Other	0.0
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Fund has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70860C 11-25

Janus Henderson Global Technology and Innovation Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class D Shares:JNGTX
This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class D Shares/JNGTX)	$92	0.81%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Technology and Innovation Fund Class D Shares returned 27.86%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 28.09%.
TOP CONTRIBUTORS TO PERFORMANCE
Alphabet was a leading contributor to performance relative to the MSCI All Country World Information Technology Index. Shares rose as investors gained more confidence in the Google parent company’s plans for deploying artificial intelligence (AI) across its businesses. The stock also rose on a favorable resolution to the government lawsuit against the company. Taiwan Semiconductor Manufacturing, another positive contributor, is a leading supplier of graphics processing units used in AI. The company reported very strong earnings growth and guidance, fueled by the continued capital investment in the AI ecosystem.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Information Technology Index included Constellation Software, which provides software solutions that target industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter for the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise. Hyperscaler Amazon.com was another detractor despite relative strength in its e-commerce and advertising businesses. Shares declined on whispers that Amazon’s AI offerings may be less secularly advantaged than its legacy cloud business. We believe that any softness in bookings may reflect capacity constraints rather than waning demand.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class D Shares/JNGTX)	27.86%	16.24%	22.13%
S&P 500® Index	17.60%	16.47%	15.30%
MSCI All Country World Information Technology IndexSM	28.09%	19.80%	22.25%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$8,744M
Number of portfolio holdings	63
Total investment advisory fee paid	$48.0M
Portfolio turnover rate	49%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.6
Microsoft Corp	12.0
Taiwan Semiconductor Manufacturing Co Ltd	10.5
Broadcom Inc	6.3
Apple Inc	5.3
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Private Placements	0.2
Warrants	0.0
Other	0.0
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Fund has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70861D 11-25

Janus Henderson Global Technology and Innovation Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class I Shares:JATIX
This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class I Shares/JATIX)	$89	0.78%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Technology and Innovation Fund Class I Shares returned 27.90%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 28.09%.
TOP CONTRIBUTORS TO PERFORMANCE
Alphabet was a leading contributor to performance relative to the MSCI All Country World Information Technology Index. Shares rose as investors gained more confidence in the Google parent company’s plans for deploying artificial intelligence (AI) across its businesses. The stock also rose on a favorable resolution to the government lawsuit against the company. Taiwan Semiconductor Manufacturing, another positive contributor, is a leading supplier of graphics processing units used in AI. The company reported very strong earnings growth and guidance, fueled by the continued capital investment in the AI ecosystem.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Information Technology Index included Constellation Software, which provides software solutions that target industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter for the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise. Hyperscaler Amazon.com was another detractor despite relative strength in its e-commerce and advertising businesses. Shares declined on whispers that Amazon’s AI offerings may be less secularly advantaged than its legacy cloud business. We believe that any softness in bookings may reflect capacity constraints rather than waning demand.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class I Shares/JATIX)	27.90%	16.28%	22.21%
S&P 500® Index	17.60%	16.47%	15.30%
MSCI All Country World Information Technology IndexSM	28.09%	19.80%	22.25%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$8,744M
Number of portfolio holdings	63
Total investment advisory fee paid	$48.0M
Portfolio turnover rate	49%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.6
Microsoft Corp	12.0
Taiwan Semiconductor Manufacturing Co Ltd	10.5
Broadcom Inc	6.3
Apple Inc	5.3
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Private Placements	0.2
Warrants	0.0
Other	0.0
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Fund has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70862I 11-25

Janus Henderson Global Technology and Innovation Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class N Shares:JATNX
This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class N Shares/JATNX)	$79	0.69%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Technology and Innovation Fund Class N Shares returned 28.01%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 28.09%.
TOP CONTRIBUTORS TO PERFORMANCE
Alphabet was a leading contributor to performance relative to the MSCI All Country World Information Technology Index. Shares rose as investors gained more confidence in the Google parent company’s plans for deploying artificial intelligence (AI) across its businesses. The stock also rose on a favorable resolution to the government lawsuit against the company. Taiwan Semiconductor Manufacturing, another positive contributor, is a leading supplier of graphics processing units used in AI. The company reported very strong earnings growth and guidance, fueled by the continued capital investment in the AI ecosystem.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Information Technology Index included Constellation Software, which provides software solutions that target industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter for the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise. Hyperscaler Amazon.com was another detractor despite relative strength in its e-commerce and advertising businesses. Shares declined on whispers that Amazon’s AI offerings may be less secularly advantaged than its legacy cloud business. We believe that any softness in bookings may reflect capacity constraints rather than waning demand.
Total return based on a $10,000 investment
January 27, 2017, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Technology and Innovation Fund (Class N Shares/JATNX)	28.01%	16.39%	22.06%
S&P 500® Index	17.60%	16.47%	15.06%
MSCI All Country World Information Technology IndexSM	28.09%	19.80%	22.36%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$8,744M
Number of portfolio holdings	63
Total investment advisory fee paid	$48.0M
Portfolio turnover rate	49%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.6
Microsoft Corp	12.0
Taiwan Semiconductor Manufacturing Co Ltd	10.5
Broadcom Inc	6.3
Apple Inc	5.3
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Private Placements	0.2
Warrants	0.0
Other	0.0
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Fund has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70863N 11-25

Janus Henderson Global Technology and Innovation Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class S Shares:JATSX
This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class S Shares/JATSX)	$135	1.19%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Technology and Innovation Fund Class S Shares returned 27.38%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 28.09%.
TOP CONTRIBUTORS TO PERFORMANCE
Alphabet was a leading contributor to performance relative to the MSCI All Country World Information Technology Index. Shares rose as investors gained more confidence in the Google parent company’s plans for deploying artificial intelligence (AI) across its businesses. The stock also rose on a favorable resolution to the government lawsuit against the company. Taiwan Semiconductor Manufacturing, another positive contributor, is a leading supplier of graphics processing units used in AI. The company reported very strong earnings growth and guidance, fueled by the continued capital investment in the AI ecosystem.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Information Technology Index included Constellation Software, which provides software solutions that target industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter for the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise. Hyperscaler Amazon.com was another detractor despite relative strength in its e-commerce and advertising businesses. Shares declined on whispers that Amazon’s AI offerings may be less secularly advantaged than its legacy cloud business. We believe that any softness in bookings may reflect capacity constraints rather than waning demand.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class S Shares/JATSX)	27.38%	15.80%	21.69%
S&P 500® Index	17.60%	16.47%	15.30%
MSCI All Country World Information Technology IndexSM	28.09%	19.80%	22.25%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$8,744M
Number of portfolio holdings	63
Total investment advisory fee paid	$48.0M
Portfolio turnover rate	49%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.6
Microsoft Corp	12.0
Taiwan Semiconductor Manufacturing Co Ltd	10.5
Broadcom Inc	6.3
Apple Inc	5.3
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Private Placements	0.2
Warrants	0.0
Other	0.0
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Fund has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70864S 11-25

Janus Henderson Global Technology and Innovation Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class T Shares:JAGTX
This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class T Shares/JAGTX)	$105	0.92%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Technology and Innovation Fund Class T Shares returned 27.71%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 28.09%.
TOP CONTRIBUTORS TO PERFORMANCE
Alphabet was a leading contributor to performance relative to the MSCI All Country World Information Technology Index. Shares rose as investors gained more confidence in the Google parent company’s plans for deploying artificial intelligence (AI) across its businesses. The stock also rose on a favorable resolution to the government lawsuit against the company. Taiwan Semiconductor Manufacturing, another positive contributor, is a leading supplier of graphics processing units used in AI. The company reported very strong earnings growth and guidance, fueled by the continued capital investment in the AI ecosystem.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Information Technology Index included Constellation Software, which provides software solutions that target industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter for the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise. Hyperscaler Amazon.com was another detractor despite relative strength in its e-commerce and advertising businesses. Shares declined on whispers that Amazon’s AI offerings may be less secularly advantaged than its legacy cloud business. We believe that any softness in bookings may reflect capacity constraints rather than waning demand.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class T Shares/JAGTX)	27.71%	16.11%	22.02%
S&P 500® Index	17.60%	16.47%	15.30%
MSCI All Country World Information Technology IndexSM	28.09%	19.80%	22.25%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$8,744M
Number of portfolio holdings	63
Total investment advisory fee paid	$48.0M
Portfolio turnover rate	49%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.6
Microsoft Corp	12.0
Taiwan Semiconductor Manufacturing Co Ltd	10.5
Broadcom Inc	6.3
Apple Inc	5.3
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Private Placements	0.2
Warrants	0.0
Other	0.0
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Fund has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70865T 11-25

Janus Henderson Growth and Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class A Shares:JDNAX
This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class A Shares/JDNAX)	$105	0.97%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Growth and Income Fund Class A Shares returned 17.19%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the S&P 500 Index was supported by a position in Broadcom, a leading developer of custom silicon. The company has benefited from strong demand for custom artificial intelligence (AI) chips. The company also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
UnitedHealth Group was a top detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was also a detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation as investors tried to assess whether AI will disrupt people-based consulting businesses.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class A Shares/JDNAX) at NAV	17.19%	14.14%	13.71%
Janus Henderson Growth and Income Fund (Class A Shares/JDNAX) at Maximum Offering Price - 5.75%	10.46%	12.80%	13.04%
S&P 500® Index	17.60%	16.47%	15.30%
S&P 500® Dividend Aristocrats Index	(1.09)%	10.06%	11.04%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$8,178M
Number of portfolio holdings	65
Total investment advisory fee paid	$44.7M
Portfolio turnover rate	39%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70866A 11-25

Janus Henderson Growth and Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class C Shares:JGICX
This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class C Shares/JGICX)	$173	1.60%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Growth and Income Fund Class C Shares returned 16.46%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the S&P 500 Index was supported by a position in Broadcom, a leading developer of custom silicon. The company has benefited from strong demand for custom artificial intelligence (AI) chips. The company also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
UnitedHealth Group was a top detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was also a detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation as investors tried to assess whether AI will disrupt people-based consulting businesses.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class C Shares/JGICX) at NAV	16.46%	13.43%	12.95%
Janus Henderson Growth and Income Fund (Class C Shares/JGICX) with Contingent Deferred Sales Charge	15.46%*	13.43%	12.95%
S&P 500® Index	17.60%	16.47%	15.30%
S&P 500® Dividend Aristocrats Index	(1.09)%	10.06%	11.04%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$8,178M
Number of portfolio holdings	65
Total investment advisory fee paid	$44.7M
Portfolio turnover rate	39%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70867C 11-25

Janus Henderson Growth and Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class D Shares:JNGIX
This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class D Shares/JNGIX)	$80	0.74%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Growth and Income Fund Class D Shares returned 17.48%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the S&P 500 Index was supported by a position in Broadcom, a leading developer of custom silicon. The company has benefited from strong demand for custom artificial intelligence (AI) chips. The company also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
UnitedHealth Group was a top detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was also a detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation as investors tried to assess whether AI will disrupt people-based consulting businesses.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class D Shares/JNGIX)	17.48%	14.43%	13.96%
S&P 500® Index	17.60%	16.47%	15.30%
S&P 500® Dividend Aristocrats Index	(1.09)%	10.06%	11.04%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$8,178M
Number of portfolio holdings	65
Total investment advisory fee paid	$44.7M
Portfolio turnover rate	39%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70868D 11-25

Janus Henderson Growth and Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class I Shares:JGINX
This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class I Shares/JGINX)	$77	0.71%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Growth and Income Fund Class I Shares returned 17.49%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the S&P 500 Index was supported by a position in Broadcom, a leading developer of custom silicon. The company has benefited from strong demand for custom artificial intelligence (AI) chips. The company also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
UnitedHealth Group was a top detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was also a detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation as investors tried to assess whether AI will disrupt people-based consulting businesses.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class I Shares/JGINX)	17.49%	14.48%	14.02%
S&P 500® Index	17.60%	16.47%	15.30%
S&P 500® Dividend Aristocrats Index	(1.09)%	10.06%	11.04%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$8,178M
Number of portfolio holdings	65
Total investment advisory fee paid	$44.7M
Portfolio turnover rate	39%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70869I 11-25

Janus Henderson Growth and Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class N Shares:JDNNX
This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class N Shares/JDNNX)	$67	0.62%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Growth and Income Fund Class N Shares returned 17.59%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the S&P 500 Index was supported by a position in Broadcom, a leading developer of custom silicon. The company has benefited from strong demand for custom artificial intelligence (AI) chips. The company also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
UnitedHealth Group was a top detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was also a detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation as investors tried to assess whether AI will disrupt people-based consulting businesses.
Total return based on a $10,000 investment
August 4, 2017, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Growth and Income Fund (Class N Shares/JDNNX)	17.59%	14.58%	13.21%
S&P 500® Index	17.60%	16.47%	14.86%
S&P 500® Dividend Aristocrats Index	(1.09)%	10.06%	9.98%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$8,178M
Number of portfolio holdings	65
Total investment advisory fee paid	$44.7M
Portfolio turnover rate	39%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70870N 11-25

Janus Henderson Growth and Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class R Shares:JDNRX
This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class R Shares/JDNRX)	$148	1.37%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Growth and Income Fund Class R Shares returned 16.72%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the S&P 500 Index was supported by a position in Broadcom, a leading developer of custom silicon. The company has benefited from strong demand for custom artificial intelligence (AI) chips. The company also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
UnitedHealth Group was a top detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was also a detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation as investors tried to assess whether AI will disrupt people-based consulting businesses.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class R Shares/JDNRX)	16.72%	13.70%	13.24%
S&P 500® Index	17.60%	16.47%	15.30%
S&P 500® Dividend Aristocrats Index	(1.09)%	10.06%	11.04%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$8,178M
Number of portfolio holdings	65
Total investment advisory fee paid	$44.7M
Portfolio turnover rate	39%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70871R 11-25

Janus Henderson Growth and Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class S Shares:JADGX
This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class S Shares/JADGX)	$120	1.11%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Growth and Income Fund Class S Shares returned 17.02%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the S&P 500 Index was supported by a position in Broadcom, a leading developer of custom silicon. The company has benefited from strong demand for custom artificial intelligence (AI) chips. The company also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
UnitedHealth Group was a top detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was also a detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation as investors tried to assess whether AI will disrupt people-based consulting businesses.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class S Shares/JADGX)	17.02%	14.01%	13.55%
S&P 500® Index	17.60%	16.47%	15.30%
S&P 500® Dividend Aristocrats Index	(1.09)%	10.06%	11.04%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$8,178M
Number of portfolio holdings	65
Total investment advisory fee paid	$44.7M
Portfolio turnover rate	39%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70872S 11-25

Janus Henderson Growth and Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class T Shares:JAGIX
This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class T Shares/JAGIX)	$92	0.85%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Growth and Income Fund Class T Shares returned 17.32%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the S&P 500 Index was supported by a position in Broadcom, a leading developer of custom silicon. The company has benefited from strong demand for custom artificial intelligence (AI) chips. The company also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
UnitedHealth Group was a top detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was also a detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation as investors tried to assess whether AI will disrupt people-based consulting businesses.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class T Shares/JAGIX)	17.32%	14.31%	13.85%
S&P 500® Index	17.60%	16.47%	15.30%
S&P 500® Dividend Aristocrats Index	(1.09)%	10.06%	11.04%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$8,178M
Number of portfolio holdings	65
Total investment advisory fee paid	$44.7M
Portfolio turnover rate	39%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70873T 11-25

Janus Henderson Overseas Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class A Shares:JDIAX
This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class A Shares/JDIAX)	$124	1.15%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Overseas Fund Class A Shares returned 15.35%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 16.45%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI All Country World Index ex USA benefited from a position in BAE Systems. The UK-based military contractor reported strong earnings growth and a large orders backlog. It has been a beneficiary of increased military spending because of its key weapons systems and early-stage platforms. Erste Group Bank, a top contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. Bank stocks also rallied on expectations that European authorities may relax banking regulation and capital requirements.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Index ex USA included ICON, a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We sold the position. Beverage company Heineken was another detractor. Shares declined on investor concerns over a sluggish pace of beer sales in North America, which offset strength in emerging markets such as Vietnam. We continue to believe in Heineken’s brand strength and the opportunities around its global market expansion.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class A Shares/JDIAX) at NAV	15.35%	12.26%	9.02%
Janus Henderson Overseas Fund (Class A Shares/JDIAX) at Maximum Offering Price - 5.75%	8.72%	10.93%	8.38%
MSCI All Country World ex-USA IndexSM	16.45%	10.26%	8.23%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,892M
Number of portfolio holdings	49
Total investment advisory fee paid	$22.6M
Portfolio turnover rate	42%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4
Asset Allocation (% of net assets)
Common Stocks	97.9
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70874A 11-25

Janus Henderson Overseas Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class C Shares:JIGCX
This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class C Shares/JIGCX)	$196	1.83%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Overseas Fund Class C Shares returned 14.56%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 16.45%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI All Country World Index ex USA benefited from a position in BAE Systems. The UK-based military contractor reported strong earnings growth and a large orders backlog. It has been a beneficiary of increased military spending because of its key weapons systems and early-stage platforms. Erste Group Bank, a top contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. Bank stocks also rallied on expectations that European authorities may relax banking regulation and capital requirements.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Index ex USA included ICON, a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We sold the position. Beverage company Heineken was another detractor. Shares declined on investor concerns over a sluggish pace of beer sales in North America, which offset strength in emerging markets such as Vietnam. We continue to believe in Heineken’s brand strength and the opportunities around its global market expansion.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class C Shares/JIGCX) at NAV	14.56%	11.42%	8.19%
Janus Henderson Overseas Fund (Class C Shares/JIGCX) with Contingent Deferred Sales Charge	13.56%*	11.42%	8.19%
MSCI All Country World ex-USA IndexSM	16.45%	10.26%	8.23%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,892M
Number of portfolio holdings	49
Total investment advisory fee paid	$22.6M
Portfolio turnover rate	42%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4
Asset Allocation (% of net assets)
Common Stocks	97.9
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70875C 11-25

Janus Henderson Overseas Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class D Shares:JNOSX
This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class D Shares/JNOSX)	$90	0.83%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Overseas Fund Class D Shares returned 15.72%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 16.45%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI All Country World Index ex USA benefited from a position in BAE Systems. The UK-based military contractor reported strong earnings growth and a large orders backlog. It has been a beneficiary of increased military spending because of its key weapons systems and early-stage platforms. Erste Group Bank, a top contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. Bank stocks also rallied on expectations that European authorities may relax banking regulation and capital requirements.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Index ex USA included ICON, a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We sold the position. Beverage company Heineken was another detractor. Shares declined on investor concerns over a sluggish pace of beer sales in North America, which offset strength in emerging markets such as Vietnam. We continue to believe in Heineken’s brand strength and the opportunities around its global market expansion.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class D Shares/JNOSX)	15.72%	12.57%	9.34%
MSCI All Country World ex-USA IndexSM	16.45%	10.26%	8.23%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,892M
Number of portfolio holdings	49
Total investment advisory fee paid	$22.6M
Portfolio turnover rate	42%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4
Asset Allocation (% of net assets)
Common Stocks	97.9
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.5)
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI All Country World ex-USA IndexSM.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70876D 11-25

Janus Henderson Overseas Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class I Shares:JIGFX
This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class I Shares/JIGFX)	$87	0.81%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Overseas Fund Class I Shares returned 15.76%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 16.45%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI All Country World Index ex USA benefited from a position in BAE Systems. The UK-based military contractor reported strong earnings growth and a large orders backlog. It has been a beneficiary of increased military spending because of its key weapons systems and early-stage platforms. Erste Group Bank, a top contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. Bank stocks also rallied on expectations that European authorities may relax banking regulation and capital requirements.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Index ex USA included ICON, a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We sold the position. Beverage company Heineken was another detractor. Shares declined on investor concerns over a sluggish pace of beer sales in North America, which offset strength in emerging markets such as Vietnam. We continue to believe in Heineken’s brand strength and the opportunities around its global market expansion.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class I Shares/JIGFX)	15.76%	12.61%	9.37%
MSCI All Country World ex-USA IndexSM	16.45%	10.26%	8.23%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,892M
Number of portfolio holdings	49
Total investment advisory fee paid	$22.6M
Portfolio turnover rate	42%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4
Asset Allocation (% of net assets)
Common Stocks	97.9
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70877I 11-25

Janus Henderson Overseas Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class N Shares:JDINX
This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class N Shares/JDINX)	$74	0.69%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Overseas Fund Class N Shares returned 15.88%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 16.45%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI All Country World Index ex USA benefited from a position in BAE Systems. The UK-based military contractor reported strong earnings growth and a large orders backlog. It has been a beneficiary of increased military spending because of its key weapons systems and early-stage platforms. Erste Group Bank, a top contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. Bank stocks also rallied on expectations that European authorities may relax banking regulation and capital requirements.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Index ex USA included ICON, a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We sold the position. Beverage company Heineken was another detractor. Shares declined on investor concerns over a sluggish pace of beer sales in North America, which offset strength in emerging markets such as Vietnam. We continue to believe in Heineken’s brand strength and the opportunities around its global market expansion.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class N Shares/JDINX)	15.88%	12.72%	9.49%
MSCI All Country World ex-USA IndexSM	16.45%	10.26%	8.23%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,892M
Number of portfolio holdings	49
Total investment advisory fee paid	$22.6M
Portfolio turnover rate	42%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4
Asset Allocation (% of net assets)
Common Stocks	97.9
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.5)
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI All Country World ex-USA IndexSM.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70878N 11-25

Janus Henderson Overseas Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class R Shares:JDIRX
This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class R Shares/JDIRX)	$156	1.45%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Overseas Fund Class R Shares returned 15.00%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 16.45%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI All Country World Index ex USA benefited from a position in BAE Systems. The UK-based military contractor reported strong earnings growth and a large orders backlog. It has been a beneficiary of increased military spending because of its key weapons systems and early-stage platforms. Erste Group Bank, a top contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. Bank stocks also rallied on expectations that European authorities may relax banking regulation and capital requirements.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Index ex USA included ICON, a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We sold the position. Beverage company Heineken was another detractor. Shares declined on investor concerns over a sluggish pace of beer sales in North America, which offset strength in emerging markets such as Vietnam. We continue to believe in Heineken’s brand strength and the opportunities around its global market expansion.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class R Shares/JDIRX)	15.00%	11.89%	8.68%
MSCI All Country World ex-USA IndexSM	16.45%	10.26%	8.23%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,892M
Number of portfolio holdings	49
Total investment advisory fee paid	$22.6M
Portfolio turnover rate	42%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4
Asset Allocation (% of net assets)
Common Stocks	97.9
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70879R 11-25

Janus Henderson Overseas Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class S Shares:JIGRX
This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class S Shares/JIGRX)	$128	1.19%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Overseas Fund Class S Shares returned 15.30%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 16.45%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI All Country World Index ex USA benefited from a position in BAE Systems. The UK-based military contractor reported strong earnings growth and a large orders backlog. It has been a beneficiary of increased military spending because of its key weapons systems and early-stage platforms. Erste Group Bank, a top contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. Bank stocks also rallied on expectations that European authorities may relax banking regulation and capital requirements.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Index ex USA included ICON, a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We sold the position. Beverage company Heineken was another detractor. Shares declined on investor concerns over a sluggish pace of beer sales in North America, which offset strength in emerging markets such as Vietnam. We continue to believe in Heineken’s brand strength and the opportunities around its global market expansion.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class S Shares/JIGRX)	15.30%	12.17%	8.96%
MSCI All Country World ex-USA IndexSM	16.45%	10.26%	8.23%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,892M
Number of portfolio holdings	49
Total investment advisory fee paid	$22.6M
Portfolio turnover rate	42%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4
Asset Allocation (% of net assets)
Common Stocks	97.9
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70880S 11-25

Janus Henderson Overseas Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class T Shares:JAOSX
This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class T Shares/JAOSX)	$100	0.93%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Overseas Fund Class T Shares returned 15.61%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 16.45%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI All Country World Index ex USA benefited from a position in BAE Systems. The UK-based military contractor reported strong earnings growth and a large orders backlog. It has been a beneficiary of increased military spending because of its key weapons systems and early-stage platforms. Erste Group Bank, a top contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. Bank stocks also rallied on expectations that European authorities may relax banking regulation and capital requirements.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Index ex USA included ICON, a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We sold the position. Beverage company Heineken was another detractor. Shares declined on investor concerns over a sluggish pace of beer sales in North America, which offset strength in emerging markets such as Vietnam. We continue to believe in Heineken’s brand strength and the opportunities around its global market expansion.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class T Shares/JAOSX)	15.61%	12.47%	9.24%
MSCI All Country World ex-USA IndexSM	16.45%	10.26%	8.23%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,892M
Number of portfolio holdings	49
Total investment advisory fee paid	$22.6M
Portfolio turnover rate	42%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4
Asset Allocation (% of net assets)
Common Stocks	97.9
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70881T 11-25

Janus Henderson Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class A Shares:JRAAX
This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class A Shares/JRAAX)	$115	1.03%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Research Fund Class A Shares returned 23.59%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was lifted by an overweight position in Broadcom, a supplier of semiconductors and infrastructure software solutions. Broadcom continued to execute well while exceeding its second-quarter earnings targets. It also raised guidance, with management indicating a material acceleration in artificial intelligence (AI) revenue growth, driven by new orders and its relationships with companies such as OpenAI and Google. Howmet Aerospace was another contributor. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by underweight positions in several stocks that were strong contributors to Index returns, but where we had concerns about valuations or fundamentals. Among Fund holdings, healthcare products company Procter & Gamble (P&G) was a relative detractor. The stock declined on investor concerns over the impact of higher commodity prices, tariffs, and softer consumer demand on revenue growth and margins. We believe P&G remains positioned for long-term growth because of its strong brand portfolio and investments in innovation. TFI International, another relative detractor, provides freight and logistics services. Shares underperformed as the business faced macroeconomic headwinds and integration challenges tied to its acquisition of UPS Freight.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class A Shares/JRAAX) at NAV	23.59%	15.91%	16.19%
Janus Henderson Research Fund (Class A Shares/JRAAX) at Maximum Offering Price - 5.75%	16.48%	14.55%	15.51%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$28,592M
Number of portfolio holdings	86
Total investment advisory fee paid	$172.1M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.2)
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70882A 11-25

Janus Henderson Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class C Shares:JRACX
This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class C Shares/JRACX)	$199	1.79%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Research Fund Class C Shares returned 22.65%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was lifted by an overweight position in Broadcom, a supplier of semiconductors and infrastructure software solutions. Broadcom continued to execute well while exceeding its second-quarter earnings targets. It also raised guidance, with management indicating a material acceleration in artificial intelligence (AI) revenue growth, driven by new orders and its relationships with companies such as OpenAI and Google. Howmet Aerospace was another contributor. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by underweight positions in several stocks that were strong contributors to Index returns, but where we had concerns about valuations or fundamentals. Among Fund holdings, healthcare products company Procter & Gamble (P&G) was a relative detractor. The stock declined on investor concerns over the impact of higher commodity prices, tariffs, and softer consumer demand on revenue growth and margins. We believe P&G remains positioned for long-term growth because of its strong brand portfolio and investments in innovation. TFI International, another relative detractor, provides freight and logistics services. Shares underperformed as the business faced macroeconomic headwinds and integration challenges tied to its acquisition of UPS Freight.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class C Shares/JRACX) at NAV	22.65%	15.09%	15.38%
Janus Henderson Research Fund (Class C Shares/JRACX) with Contingent Deferred Sales Charge	21.65%*	15.09%	15.38%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$28,592M
Number of portfolio holdings	86
Total investment advisory fee paid	$172.1M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.2)
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70883C 11-25

Janus Henderson Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class D Shares:JNRFX
This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class D Shares/JNRFX)	$93	0.83%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Research Fund Class D Shares returned 23.83%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was lifted by an overweight position in Broadcom, a supplier of semiconductors and infrastructure software solutions. Broadcom continued to execute well while exceeding its second-quarter earnings targets. It also raised guidance, with management indicating a material acceleration in artificial intelligence (AI) revenue growth, driven by new orders and its relationships with companies such as OpenAI and Google. Howmet Aerospace was another contributor. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by underweight positions in several stocks that were strong contributors to Index returns, but where we had concerns about valuations or fundamentals. Among Fund holdings, healthcare products company Procter & Gamble (P&G) was a relative detractor. The stock declined on investor concerns over the impact of higher commodity prices, tariffs, and softer consumer demand on revenue growth and margins. We believe P&G remains positioned for long-term growth because of its strong brand portfolio and investments in innovation. TFI International, another relative detractor, provides freight and logistics services. Shares underperformed as the business faced macroeconomic headwinds and integration challenges tied to its acquisition of UPS Freight.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class D Shares/JNRFX)	23.83%	16.14%	16.42%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$28,592M
Number of portfolio holdings	86
Total investment advisory fee paid	$172.1M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.2)
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70884D 11-25

Janus Henderson Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class I Shares:JRAIX
This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class I Shares/JRAIX)	$91	0.81%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Research Fund Class I Shares returned 23.88%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was lifted by an overweight position in Broadcom, a supplier of semiconductors and infrastructure software solutions. Broadcom continued to execute well while exceeding its second-quarter earnings targets. It also raised guidance, with management indicating a material acceleration in artificial intelligence (AI) revenue growth, driven by new orders and its relationships with companies such as OpenAI and Google. Howmet Aerospace was another contributor. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by underweight positions in several stocks that were strong contributors to Index returns, but where we had concerns about valuations or fundamentals. Among Fund holdings, healthcare products company Procter & Gamble (P&G) was a relative detractor. The stock declined on investor concerns over the impact of higher commodity prices, tariffs, and softer consumer demand on revenue growth and margins. We believe P&G remains positioned for long-term growth because of its strong brand portfolio and investments in innovation. TFI International, another relative detractor, provides freight and logistics services. Shares underperformed as the business faced macroeconomic headwinds and integration challenges tied to its acquisition of UPS Freight.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class I Shares/JRAIX)	23.88%	16.19%	16.49%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$28,592M
Number of portfolio holdings	86
Total investment advisory fee paid	$172.1M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.2)
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70885I 11-25

Janus Henderson Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class N Shares:JRANX
This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class N Shares/JRANX)	$81	0.72%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Research Fund Class N Shares returned 23.98%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was lifted by an overweight position in Broadcom, a supplier of semiconductors and infrastructure software solutions. Broadcom continued to execute well while exceeding its second-quarter earnings targets. It also raised guidance, with management indicating a material acceleration in artificial intelligence (AI) revenue growth, driven by new orders and its relationships with companies such as OpenAI and Google. Howmet Aerospace was another contributor. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by underweight positions in several stocks that were strong contributors to Index returns, but where we had concerns about valuations or fundamentals. Among Fund holdings, healthcare products company Procter & Gamble (P&G) was a relative detractor. The stock declined on investor concerns over the impact of higher commodity prices, tariffs, and softer consumer demand on revenue growth and margins. We believe P&G remains positioned for long-term growth because of its strong brand portfolio and investments in innovation. TFI International, another relative detractor, provides freight and logistics services. Shares underperformed as the business faced macroeconomic headwinds and integration challenges tied to its acquisition of UPS Freight.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class N Shares/JRANX)	23.98%	16.28%	16.57%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$28,592M
Number of portfolio holdings	86
Total investment advisory fee paid	$172.1M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.2)
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70886N 11-25

Janus Henderson Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class R Shares:JRARX
This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class R Shares/JRARX)	$161	1.44%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Research Fund Class R Shares returned 23.08%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was lifted by an overweight position in Broadcom, a supplier of semiconductors and infrastructure software solutions. Broadcom continued to execute well while exceeding its second-quarter earnings targets. It also raised guidance, with management indicating a material acceleration in artificial intelligence (AI) revenue growth, driven by new orders and its relationships with companies such as OpenAI and Google. Howmet Aerospace was another contributor. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by underweight positions in several stocks that were strong contributors to Index returns, but where we had concerns about valuations or fundamentals. Among Fund holdings, healthcare products company Procter & Gamble (P&G) was a relative detractor. The stock declined on investor concerns over the impact of higher commodity prices, tariffs, and softer consumer demand on revenue growth and margins. We believe P&G remains positioned for long-term growth because of its strong brand portfolio and investments in innovation. TFI International, another relative detractor, provides freight and logistics services. Shares underperformed as the business faced macroeconomic headwinds and integration challenges tied to its acquisition of UPS Freight.
Total return based on a $10,000 investment
January 27, 2017, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Research Fund (Class R Shares/JRARX)	23.08%	15.41%	16.74%
Russell 1000® Index	17.75%	15.99%	14.81%
Russell 1000® Growth Index	25.53%	17.58%	19.52%
S&P 500® Index	17.60%	16.47%	15.06%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$28,592M
Number of portfolio holdings	86
Total investment advisory fee paid	$172.1M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.2)
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70887R 11-25

Janus Henderson Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class S Shares:JRASX
This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class S Shares/JRASX)	$136	1.22%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Research Fund Class S Shares returned 23.36%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was lifted by an overweight position in Broadcom, a supplier of semiconductors and infrastructure software solutions. Broadcom continued to execute well while exceeding its second-quarter earnings targets. It also raised guidance, with management indicating a material acceleration in artificial intelligence (AI) revenue growth, driven by new orders and its relationships with companies such as OpenAI and Google. Howmet Aerospace was another contributor. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by underweight positions in several stocks that were strong contributors to Index returns, but where we had concerns about valuations or fundamentals. Among Fund holdings, healthcare products company Procter & Gamble (P&G) was a relative detractor. The stock declined on investor concerns over the impact of higher commodity prices, tariffs, and softer consumer demand on revenue growth and margins. We believe P&G remains positioned for long-term growth because of its strong brand portfolio and investments in innovation. TFI International, another relative detractor, provides freight and logistics services. Shares underperformed as the business faced macroeconomic headwinds and integration challenges tied to its acquisition of UPS Freight.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class S Shares/JRASX)	23.36%	15.69%	15.99%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$28,592M
Number of portfolio holdings	86
Total investment advisory fee paid	$172.1M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.2)
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70888S 11-25

Janus Henderson Research Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class T Shares:JAMRX
This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class T Shares/JAMRX)	$105	0.94%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Research Fund Class T Shares returned 23.70%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was lifted by an overweight position in Broadcom, a supplier of semiconductors and infrastructure software solutions. Broadcom continued to execute well while exceeding its second-quarter earnings targets. It also raised guidance, with management indicating a material acceleration in artificial intelligence (AI) revenue growth, driven by new orders and its relationships with companies such as OpenAI and Google. Howmet Aerospace was another contributor. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by underweight positions in several stocks that were strong contributors to Index returns, but where we had concerns about valuations or fundamentals. Among Fund holdings, healthcare products company Procter & Gamble (P&G) was a relative detractor. The stock declined on investor concerns over the impact of higher commodity prices, tariffs, and softer consumer demand on revenue growth and margins. We believe P&G remains positioned for long-term growth because of its strong brand portfolio and investments in innovation. TFI International, another relative detractor, provides freight and logistics services. Shares underperformed as the business faced macroeconomic headwinds and integration challenges tied to its acquisition of UPS Freight.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class T Shares/JAMRX)	23.70%	16.01%	16.31%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$28,592M
Number of portfolio holdings	86
Total investment advisory fee paid	$172.1M
Portfolio turnover rate	33%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.2)
Top 5 Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70889T 11-25

Janus Henderson Triton Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class A Shares:JGMAX
This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class A Shares/JGMAX)	$114	1.12%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Triton Fund Class A Shares returned 3.04%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2500™ Growth Index, returned 12.62%. Its additional benchmark, the Russell 2000® Growth Index, returned 13.56%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2500 Growth Index benefited from a position in OSI Systems, a provider of electronics-enabled, security-related services such as baggage screening. OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment for hyperscalers and large technology companies. This business has been very profitable for Flex, and we believe the company is positioned to benefit from investments in artificial intelligence (AI).
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2500 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class A Shares/JGMAX) at NAV	3.04%	6.62%	9.35%
Janus Henderson Triton Fund (Class A Shares/JGMAX) at Maximum Offering Price - 5.75%	(2.88)%	5.37%	8.71%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,613M
Number of portfolio holdings	123
Total investment advisory fee paid	$38.2M
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3
Asset Allocation (% of net assets)
Common Stocks	99.3
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Placements	0.6
Investment Companies	0.2
OTC Purchased Options – Calls	0.0
Other	(1.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70890A 11-25

Janus Henderson Triton Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class C Shares:JGMCX
This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class C Shares/JGMCX)	$170	1.68%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Triton Fund Class C Shares returned 2.44%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2500™ Growth Index, returned 12.62%. Its additional benchmark, the Russell 2000® Growth Index, returned 13.56%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2500 Growth Index benefited from a position in OSI Systems, a provider of electronics-enabled, security-related services such as baggage screening. OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment for hyperscalers and large technology companies. This business has been very profitable for Flex, and we believe the company is positioned to benefit from investments in artificial intelligence (AI).
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2500 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class C Shares/JGMCX) at NAV	2.44%	6.06%	8.74%
Janus Henderson Triton Fund (Class C Shares/JGMCX) with Contingent Deferred Sales Charge	1.50%*	6.06%	8.74%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,613M
Number of portfolio holdings	123
Total investment advisory fee paid	$38.2M
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3
Asset Allocation (% of net assets)
Common Stocks	99.3
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Placements	0.6
Investment Companies	0.2
OTC Purchased Options – Calls	0.0
Other	(1.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70891C 11-25

Janus Henderson Triton Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class D Shares:JANIX
This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class D Shares/JANIX)	$80	0.79%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Triton Fund Class D Shares returned 3.39%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2500™ Growth Index, returned 12.62%. Its additional benchmark, the Russell 2000® Growth Index, returned 13.56%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2500 Growth Index benefited from a position in OSI Systems, a provider of electronics-enabled, security-related services such as baggage screening. OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment for hyperscalers and large technology companies. This business has been very profitable for Flex, and we believe the company is positioned to benefit from investments in artificial intelligence (AI).
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2500 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class D Shares/JANIX)	3.39%	6.97%	9.70%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,613M
Number of portfolio holdings	123
Total investment advisory fee paid	$38.2M
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3
Asset Allocation (% of net assets)
Common Stocks	99.3
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Placements	0.6
Investment Companies	0.2
OTC Purchased Options – Calls	0.0
Other	(1.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70892D 11-25

Janus Henderson Triton Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class I Shares:JSMGX
This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class I Shares/JSMGX)	$79	0.78%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Triton Fund Class I Shares returned 3.38%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2500™ Growth Index, returned 12.62%. Its additional benchmark, the Russell 2000® Growth Index, returned 13.56%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2500 Growth Index benefited from a position in OSI Systems, a provider of electronics-enabled, security-related services such as baggage screening. OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment for hyperscalers and large technology companies. This business has been very profitable for Flex, and we believe the company is positioned to benefit from investments in artificial intelligence (AI).
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2500 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class I Shares/JSMGX)	3.38%	7.00%	9.74%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,613M
Number of portfolio holdings	123
Total investment advisory fee paid	$38.2M
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3
Asset Allocation (% of net assets)
Common Stocks	99.3
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Placements	0.6
Investment Companies	0.2
OTC Purchased Options – Calls	0.0
Other	(1.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70893I 11-25

Janus Henderson Triton Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class N Shares:JGMNX
This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class N Shares/JGMNX)	$68	0.67%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Triton Fund Class N Shares returned 3.51%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2500™ Growth Index, returned 12.62%. Its additional benchmark, the Russell 2000® Growth Index, returned 13.56%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2500 Growth Index benefited from a position in OSI Systems, a provider of electronics-enabled, security-related services such as baggage screening. OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment for hyperscalers and large technology companies. This business has been very profitable for Flex, and we believe the company is positioned to benefit from investments in artificial intelligence (AI).
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2500 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class N Shares/JGMNX)	3.51%	7.11%	9.85%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,613M
Number of portfolio holdings	123
Total investment advisory fee paid	$38.2M
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3
Asset Allocation (% of net assets)
Common Stocks	99.3
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Placements	0.6
Investment Companies	0.2
OTC Purchased Options – Calls	0.0
Other	(1.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70894N 11-25

Janus Henderson Triton Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class R Shares:JGMRX
This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class R Shares/JGMRX)	$143	1.41%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Triton Fund Class R Shares returned 2.73%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2500™ Growth Index, returned 12.62%. Its additional benchmark, the Russell 2000® Growth Index, returned 13.56%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2500 Growth Index benefited from a position in OSI Systems, a provider of electronics-enabled, security-related services such as baggage screening. OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment for hyperscalers and large technology companies. This business has been very profitable for Flex, and we believe the company is positioned to benefit from investments in artificial intelligence (AI).
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2500 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class R Shares/JGMRX)	2.73%	6.31%	9.04%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,613M
Number of portfolio holdings	123
Total investment advisory fee paid	$38.2M
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3
Asset Allocation (% of net assets)
Common Stocks	99.3
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Placements	0.6
Investment Companies	0.2
OTC Purchased Options – Calls	0.0
Other	(1.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70895R 11-25

Janus Henderson Triton Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class S Shares:JGMIX
This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class S Shares/JGMIX)	$118	1.16%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Triton Fund Class S Shares returned 3.02%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2500™ Growth Index, returned 12.62%. Its additional benchmark, the Russell 2000® Growth Index, returned 13.56%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2500 Growth Index benefited from a position in OSI Systems, a provider of electronics-enabled, security-related services such as baggage screening. OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment for hyperscalers and large technology companies. This business has been very profitable for Flex, and we believe the company is positioned to benefit from investments in artificial intelligence (AI).
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2500 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class S Shares/JGMIX)	3.02%	6.58%	9.31%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,613M
Number of portfolio holdings	123
Total investment advisory fee paid	$38.2M
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3
Asset Allocation (% of net assets)
Common Stocks	99.3
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Placements	0.6
Investment Companies	0.2
OTC Purchased Options – Calls	0.0
Other	(1.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70896S 11-25

Janus Henderson Triton Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class T Shares:JATTX
This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class T Shares/JATTX)	$92	0.91%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Triton Fund Class T Shares returned 3.24%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2500™ Growth Index, returned 12.62%. Its additional benchmark, the Russell 2000® Growth Index, returned 13.56%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2500 Growth Index benefited from a position in OSI Systems, a provider of electronics-enabled, security-related services such as baggage screening. OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment for hyperscalers and large technology companies. This business has been very profitable for Flex, and we believe the company is positioned to benefit from investments in artificial intelligence (AI).
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2500 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class T Shares/JATTX)	3.24%	6.84%	9.58%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$5,613M
Number of portfolio holdings	123
Total investment advisory fee paid	$38.2M
Portfolio turnover rate	20%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3
Asset Allocation (% of net assets)
Common Stocks	99.3
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Placements	0.6
Investment Companies	0.2
OTC Purchased Options – Calls	0.0
Other	(1.5)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70897T 11-25

Janus Henderson U.S. Dividend Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class D Shares:JDDVX
This annual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class D Shares/JDDVX)	$89	0.83%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson U.S. Dividend Income Fund Class D Shares returned 14.60%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Value Index, returned 9.44%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Value Index was supported by a position in Broadcom, a leading developer of custom artificial intelligence (AI) chips that have seen growing industry demand. Broadcom has also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Value Index was hindered by a position in UnitedHealth Group, as the health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture also detracted. The company experienced moderating organic growth as government-related business contracted due to federal spending cuts and IT budgets shifted from traditional consulting toward AI investments. This shift compressed Accenture's stock valuation.
Total return based on a $10,000 investment
December 20, 2022, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson U.S. Dividend Income Fund (Class D Shares/JDDVX)	14.60%	13.34%
Russell 1000® Index	17.75%	23.94%
Russell 1000® Value Index	9.44%	14.11%
S&P 500® Dividend Aristocrats Index	(1.09)%	7.77%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$55M
Number of portfolio holdings	57
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	59%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.5
Morgan Stanley	3.4
Goldman Sachs Group Inc	3.1
Johnson & Johnson	2.9
Philip Morris International Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective January 28, 2025, the Fund's contractual limit on total annual operating expense changed from 0.75% to 0.68%. The cap excludes shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70898D 11-25

Janus Henderson U.S. Dividend Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class I Shares:JIDVX
This annual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class I Shares/JIDVX)	$81	0.75%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson U.S. Dividend Income Fund Class I Shares returned 14.79%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Value Index, returned 9.44%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Value Index was supported by a position in Broadcom, a leading developer of custom artificial intelligence (AI) chips that have seen growing industry demand. Broadcom has also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Value Index was hindered by a position in UnitedHealth Group, as the health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture also detracted. The company experienced moderating organic growth as government-related business contracted due to federal spending cuts and IT budgets shifted from traditional consulting toward AI investments. This shift compressed Accenture's stock valuation.
Total return based on a $10,000 investment
December 20, 2022, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson U.S. Dividend Income Fund (Class I Shares/JIDVX)	14.79%	13.46%
Russell 1000® Index	17.75%	23.94%
Russell 1000® Value Index	9.44%	14.11%
S&P 500® Dividend Aristocrats Index	(1.09)%	7.77%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$55M
Number of portfolio holdings	57
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	59%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.5
Morgan Stanley	3.4
Goldman Sachs Group Inc	3.1
Johnson & Johnson	2.9
Philip Morris International Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective January 28, 2025, the Fund's contractual limit on total annual operating expense changed from 0.75% to 0.68%. The cap excludes shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70899I 11-25

Janus Henderson U.S. Dividend Income Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class N Shares:JNDVX
This annual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
This report describes changes to the Fund that occurred during the reporting period.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class N Shares/JNDVX)	$75	0.70%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson U.S. Dividend Income Fund Class N Shares returned 14.72%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Value Index, returned 9.44%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Value Index was supported by a position in Broadcom, a leading developer of custom artificial intelligence (AI) chips that have seen growing industry demand. Broadcom has also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Value Index was hindered by a position in UnitedHealth Group, as the health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture also detracted. The company experienced moderating organic growth as government-related business contracted due to federal spending cuts and IT budgets shifted from traditional consulting toward AI investments. This shift compressed Accenture's stock valuation.
Total return based on a $10,000 investment
December 20, 2022, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson U.S. Dividend Income Fund (Class N Shares/JNDVX)	14.72%	13.44%
Russell 1000® Index	17.75%	23.94%
Russell 1000® Value Index	9.44%	14.11%
S&P 500® Dividend Aristocrats Index	(1.09)%	7.77%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$55M
Number of portfolio holdings	57
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	59%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.5
Morgan Stanley	3.4
Goldman Sachs Group Inc	3.1
Johnson & Johnson	2.9
Philip Morris International Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective January 28, 2025, the Fund's contractual limit on total annual operating expense changed from 0.75% to 0.68%. The cap excludes shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70900N 11-25

Janus Henderson Venture Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class A Shares:JVTAX
This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class A Shares/JVTAX)	$107	1.04%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Venture Fund Class A Shares returned 5.38%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2000® Growth Index, returned 13.56%. Its additional benchmark, the Russell 2000® Index, returned 10.76%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2000 Growth Index benefited from an overweight position in Stride, an education technology company that provides a remote learning platform for K-12 education and professional training and recertification. After reporting strong enrollment growth for its education platform, Stride continued to attract additional students over the course of the academic year while maintaining high retention rates. OSI Systems, another contributor, provides electronics-enabled, security-related services such as baggage screening. Given its high market share, OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security that led to a large order backlog.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2000 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed the valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class A Shares/JVTAX) at NAV	5.38%	7.58%	9.69%
Janus Henderson Venture Fund (Class A Shares/JVTAX) at Maximum Offering Price - 5.75%	(0.68)%	6.31%	9.04%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,207M
Number of portfolio holdings	143
Total investment advisory fee paid	$20.0M
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.5
SS&C Technologies Holdings Inc	2.3
OSI Systems Inc	2.2
SPX Technologies Inc	1.9
Bancorp Inc/The	1.9
Asset Allocation (% of net assets)
Common Stocks	97.9
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	1.2
Private Placements	1.0
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70901A 11-25

Janus Henderson Venture Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class C Shares:JVTCX
This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class C Shares/JVTCX)	$191	1.87%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Venture Fund Class C Shares returned 4.51%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2000® Growth Index, returned 13.56%. Its additional benchmark, the Russell 2000® Index, returned 10.76%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2000 Growth Index benefited from an overweight position in Stride, an education technology company that provides a remote learning platform for K-12 education and professional training and recertification. After reporting strong enrollment growth for its education platform, Stride continued to attract additional students over the course of the academic year while maintaining high retention rates. OSI Systems, another contributor, provides electronics-enabled, security-related services such as baggage screening. Given its high market share, OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security that led to a large order backlog.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2000 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed the valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class C Shares/JVTCX) at NAV	4.51%	6.74%	8.87%
Janus Henderson Venture Fund (Class C Shares/JVTCX) with Contingent Deferred Sales Charge	3.54%*	6.74%	8.87%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,207M
Number of portfolio holdings	143
Total investment advisory fee paid	$20.0M
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.5
SS&C Technologies Holdings Inc	2.3
OSI Systems Inc	2.2
SPX Technologies Inc	1.9
Bancorp Inc/The	1.9
Asset Allocation (% of net assets)
Common Stocks	97.9
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	1.2
Private Placements	1.0
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70902C 11-25

Janus Henderson Venture Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class D Shares:JANVX
This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class D Shares/JANVX)	$81	0.79%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Venture Fund Class D Shares returned 5.64%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2000® Growth Index, returned 13.56%. Its additional benchmark, the Russell 2000® Index, returned 10.76%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2000 Growth Index benefited from an overweight position in Stride, an education technology company that provides a remote learning platform for K-12 education and professional training and recertification. After reporting strong enrollment growth for its education platform, Stride continued to attract additional students over the course of the academic year while maintaining high retention rates. OSI Systems, another contributor, provides electronics-enabled, security-related services such as baggage screening. Given its high market share, OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security that led to a large order backlog.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2000 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed the valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class D Shares/JANVX)	5.64%	7.82%	9.94%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/reports for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,207M
Number of portfolio holdings	143
Total investment advisory fee paid	$20.0M
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.5
SS&C Technologies Holdings Inc	2.3
OSI Systems Inc	2.2
SPX Technologies Inc	1.9
Bancorp Inc/The	1.9
Asset Allocation (% of net assets)
Common Stocks	97.9
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	1.2
Private Placements	1.0
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/reports, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-800-525-3713.
Janus Investment Fund
225-65-70903D 11-25

Janus Henderson Venture Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class I Shares:JVTIX
This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class I Shares/JVTIX)	$79	0.77%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Venture Fund Class I Shares returned 5.67%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2000® Growth Index, returned 13.56%. Its additional benchmark, the Russell 2000® Index, returned 10.76%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2000 Growth Index benefited from an overweight position in Stride, an education technology company that provides a remote learning platform for K-12 education and professional training and recertification. After reporting strong enrollment growth for its education platform, Stride continued to attract additional students over the course of the academic year while maintaining high retention rates. OSI Systems, another contributor, provides electronics-enabled, security-related services such as baggage screening. Given its high market share, OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security that led to a large order backlog.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2000 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed the valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class I Shares/JVTIX)	5.67%	7.85%	9.98%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,207M
Number of portfolio holdings	143
Total investment advisory fee paid	$20.0M
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.5
SS&C Technologies Holdings Inc	2.3
OSI Systems Inc	2.2
SPX Technologies Inc	1.9
Bancorp Inc/The	1.9
Asset Allocation (% of net assets)
Common Stocks	97.9
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	1.2
Private Placements	1.0
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70904I 11-25

Janus Henderson Venture Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class N Shares:JVTNX
This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class N Shares/JVTNX)	$69	0.67%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Venture Fund Class N Shares returned 5.76%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2000® Growth Index, returned 13.56%. Its additional benchmark, the Russell 2000® Index, returned 10.76%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2000 Growth Index benefited from an overweight position in Stride, an education technology company that provides a remote learning platform for K-12 education and professional training and recertification. After reporting strong enrollment growth for its education platform, Stride continued to attract additional students over the course of the academic year while maintaining high retention rates. OSI Systems, another contributor, provides electronics-enabled, security-related services such as baggage screening. Given its high market share, OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security that led to a large order backlog.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2000 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed the valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class N Shares/JVTNX)	5.76%	7.95%	10.08%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,207M
Number of portfolio holdings	143
Total investment advisory fee paid	$20.0M
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.5
SS&C Technologies Holdings Inc	2.3
OSI Systems Inc	2.2
SPX Technologies Inc	1.9
Bancorp Inc/The	1.9
Asset Allocation (% of net assets)
Common Stocks	97.9
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	1.2
Private Placements	1.0
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70905N 11-25

Janus Henderson Venture Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class S Shares:JVTSX
This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class S Shares/JVTSX)	$121	1.18%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Venture Fund Class S Shares returned 5.23%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2000® Growth Index, returned 13.56%. Its additional benchmark, the Russell 2000® Index, returned 10.76%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2000 Growth Index benefited from an overweight position in Stride, an education technology company that provides a remote learning platform for K-12 education and professional training and recertification. After reporting strong enrollment growth for its education platform, Stride continued to attract additional students over the course of the academic year while maintaining high retention rates. OSI Systems, another contributor, provides electronics-enabled, security-related services such as baggage screening. Given its high market share, OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security that led to a large order backlog.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2000 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed the valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class S Shares/JVTSX)	5.23%	7.41%	9.53%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,207M
Number of portfolio holdings	143
Total investment advisory fee paid	$20.0M
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.5
SS&C Technologies Holdings Inc	2.3
OSI Systems Inc	2.2
SPX Technologies Inc	1.9
Bancorp Inc/The	1.9
Asset Allocation (% of net assets)
Common Stocks	97.9
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	1.2
Private Placements	1.0
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70906S 11-25

Janus Henderson Venture Fund
ANNUAL SHAREHOLDER REPORT
September 30, 2025
Class T Shares:JAVTX
This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class T Shares/JAVTX)	$92	0.90%
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Venture Fund Class T Shares returned 5.53%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2000® Growth Index, returned 13.56%. Its additional benchmark, the Russell 2000® Index, returned 10.76%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2000 Growth Index benefited from an overweight position in Stride, an education technology company that provides a remote learning platform for K-12 education and professional training and recertification. After reporting strong enrollment growth for its education platform, Stride continued to attract additional students over the course of the academic year while maintaining high retention rates. OSI Systems, another contributor, provides electronics-enabled, security-related services such as baggage screening. Given its high market share, OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security that led to a large order backlog.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2000 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed the valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.
Total return based on a $10,000 investment
September 30, 2015, through September 30, 2025
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class T Shares/JAVTX)	5.53%	7.70%	9.82%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%
Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Visit janushenderson.com/info for the most recent performance information. The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes. For certain periods, the Fund’s performance may reflect the effects of expense waivers.
Key Fund Statistics
Net assets	$3,207M
Number of portfolio holdings	143
Total investment advisory fee paid	$20.0M
Portfolio turnover rate	24%
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.5
SS&C Technologies Holdings Inc	2.3
OSI Systems Inc	2.2
SPX Technologies Inc	1.9
Bancorp Inc/The	1.9
Asset Allocation (% of net assets)
Common Stocks	97.9
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	1.2
Private Placements	1.0
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.4)
Top 5 Country Allocations (% of investments)
Where can I find more information?
At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:
  Prospectus
  Financial information
  Fund holdings
You can also request this information by contacting us at 1-877-335-2687.
Janus Investment Fund
125-65-70907T 11-25

Item 2 - Code of Ethics

Code of Ethics

(a) As of the end of the period covered by this report, the Registrant has adopted the Fund Code of Ethics for Principal Executive Officer and Senior Financial Officers that applies to the Registrant’s Principal Executive Officer and Principal Financial Officer; the Registrant’s Principal Financial Officer also serves as the Principal Accounting Officer (the ("code of ethics").

(c) There was no amendment to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the Registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not applicable.

(f)(3) The Registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the Registrant at 1-877-335-2687, and ask for a copy of the Fund Code of Ethics for Principal Executive Officer and Senior Financial Officers.

Item 3 - Audit Committee Financial Expert

The Registrant's Board of Trustees has determined that the following members of the Board's Audit Committee are "audit committee financial experts," as defined in Item 3 to Form N-CSR: Gary A. Poliner, Diane L. Wallace, Cheryl D. Alston, and Dominic Jansenns who are each "independent" under the standards set forth in Item 3 to Form N-CSR.

Item 4 - Principal Accountant Fees and Services

Janus Investment Fund (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company, offers 34 funds which include multiple series of shares with differing investment objectives and policies. The funds comprising the Trust have differing fiscal year ends (June 30 and September 30). This Form N-CSR relates to funds with September 30 fiscal year ends (the "Funds").

(a)  Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds' annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $989,752 in the fiscal year ended 2025 and $1,011,328 in the fiscal year ended 2024.

(b)  Audit-Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Funds' financial statements and are not reported under paragraph (a) of this Item were $0 in the fiscal year ended 2025 and $0 in the fiscal year ended 2024.

(c)  Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $246,562 in the fiscal year ended 2025 and $252,651 in the fiscal year ended 2024.

The nature of the services comprising the fees disclosed under this category includes tax compliance, tax planning, tax advice, and corporate actions review.

(d)  All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in the fiscal year ended 2025 and $0 in the fiscal year ended 2024.

(e) (1) The Registrant's Audit Committee Charter requires the Registrant's Audit Committee to pre-approve any engagement of the principal accountant (i) to provide audit or non-audit services to the Registrant or (ii) to provide non-audit services to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X. The Chairman of the Audit Committee or, if the Chairman is unavailable, another member of the Audit Committee who is an independent Trustee, may grant the pre-approval. All such delegated pre-approvals must be presented to the Audit Committee no later than the next Audit Committee meeting.

(2) No services described in paragraphs (b) through (d) of this Item were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not applicable as less than 50%

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $246,562 in the fiscal year ended 2025 and $252,651 in the fiscal year ended 2024.

(h) The Registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - Investments

(a)  Schedule of Investments is contained in the Reports to Shareholders included under Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7 - Financial Statements and Financial Highlights for Open-Ended Management Investment Companies

ANNUAL FINANCIAL STATEMENTS

September 30, 2025
Janus Henderson Balanced Fund
Janus Investment Fund

Janus Henderson Balanced Fund

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 11.3%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 5.3980%, 9/15/34ž,‡	$11,417,538	$11,323,041
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	8,447,401	8,490,217
AGL CLO 1 Ltd 2023-26A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5550%, 10/21/38ž,‡	39,500,000	39,646,513
ALA Trust 2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 5.8936%, 6/15/40ž,‡	40,760,000	40,907,736
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	464,679	458,615
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	1,261,977	1,241,819
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	1,646,626	1,587,641
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	22,485,251	22,335,896
Angel Oak Mortgage Trust I LLC 2025-6 A1, 5.5150%, 4/25/70ž,Ç	17,940,574	18,089,468
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	1,985,092	1,833,959
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5987%, 10/24/36ž,‡	29,842,000	29,889,025
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	96,118	96,057
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.5455%, 1/22/35ž,‡	24,995,203	25,061,833
Bain Capital Credit CLO Ltd 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%, 5.5135%, 10/25/38ž,‡	22,259,000	22,332,018
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 5.9055%, 7/20/37ž,‡	5,292,308	5,313,060
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	6,911,000	5,844,690
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4898%, 1/27/50ž,‡	9,329,952	8,349,744
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.1153%, 11/27/48ž,‡	2,077,000	2,028,600
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.0466%, 11/27/48ž,‡	4,286,000	4,172,984
Bayview Opportunity Master Fund 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	12,882,597	11,983,502
Bayview Opportunity Master Fund 2022-2 A1, 3.0000%, 12/25/51ž,‡	10,057,823	8,695,390
Bayview Opportunity Master Fund VII 2025-EDU1 B, US 30 Day Average SOFR + 1.7000%, 6.0333%, 7/27/48ž,‡	6,684,000	6,684,000
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.7076%, 7/15/37ž,‡	36,066,000	36,173,581
Benefit Street Partners CLO Ltd 2025-43A A, CME Term SOFR 3 Month + 1.2700%, 5.1875%, 10/20/38ž,‡	31,619,000	31,713,857
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 5.3502%, 3/17/42ž,‡	25,528,000	25,447,191
BPR Trust 2023-BRK2 A, 7.1465%, 10/5/38ž,‡	20,831,000	21,907,813
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	28,442,928	28,938,489
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	11,000,000	10,817,493
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	2,965,000	2,823,366
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	8,218,000	7,820,412
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 5.0655%, 2/15/36ž,‡	18,764,000	18,744,607
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 5.0655%, 2/15/36ž,‡	14,912,300	14,908,757
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 5.2146%, 9/15/36ž,‡	15,447,964	15,398,852
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 5.9146%, 9/15/36ž,‡	16,171,679	16,113,136
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 4.8994%, 4/15/39ž,‡	11,330,877	11,308,489
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.6433%, 10/15/41ž,‡	26,045,578	26,083,992
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.7401%, 8/15/39ž,‡	$10,845,822	$10,872,597
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.0266%, 10/15/41ž,‡	29,782,657	29,969,628
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.4430%, 12/15/39ž,‡	15,161,566	15,183,369
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.7925%, 12/15/39ž,‡	10,474,624	10,494,344
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.6416%, 6/17/41ž,‡	24,841,746	24,838,587
BX Commercial Mortgage Trust 2024-VLT5 A, 5.5908%, 11/13/46ž,‡	33,959,000	34,581,044
BX Commercial Mortgage Trust 2024-VLT5 B, 5.9949%, 11/13/46ž,‡	7,887,000	8,079,575
BX Commercial Mortgage Trust 2024-VLT5 C, 6.3984%, 11/13/46ž,‡	4,221,000	4,348,536
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 5.3002%, 2/15/35ž,‡	25,165,000	25,092,345
BX Commercial Mortgage Trust 2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.7500%, 7/15/42ž,‡	23,236,000	23,284,572
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 5.2940%, 3/15/30ž,‡	31,845,797	31,750,063
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.5436%, 3/15/30ž,‡	6,968,821	6,943,297
BX Commercial Mortgage Trust 2025-SPOT A, CME Term SOFR 1 Month + 1.4434%, 5.5935%, 4/16/40ž,‡	12,639,873	12,648,795
BX Commercial Mortgage Trust 2025-VLT7 A, CME Term SOFR 1 Month + 1.7000%, 5.8502%, 7/15/44ž,‡	49,200,000	49,340,250
BXHPP Trust 2021-FILM A, CME Term SOFR 1 Month + 0.7645%, 4.9145%, 8/15/36ž,‡	5,993,000	5,817,054
BXP Trust 2017-GM, 3.3790%, 6/13/39ž	4,190,000	4,094,265
Carlyle Global Markets Strategies 2023-2A A1R, CME Term SOFR 3 Month + 1.3200%, 5.6390%, 7/20/38ž,‡	33,655,000	33,765,735
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.7919%, 8/15/41ž,‡	17,061,000	17,022,338
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.4410%, 8/15/41ž,‡	12,544,811	12,759,541
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 5.7671%, 1/22/35ž,‡	16,984,000	17,016,169
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 6.3371%, 1/22/35ž,‡	6,819,244	6,822,653
CBAMR Ltd 2018-5A A1R, CME Term SOFR 3 Month + 1.3400%, 5.4523%, 10/18/38ž,‡	16,113,000	16,162,435
CF Hippolyta Issuer LLC 2020-1 A1, 1.6900%, 7/15/60ž	8,548,534	7,365,627
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	818,501	526,512
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	15,794,590	13,079,715
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	5,435,902	3,472,017
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	17,510,774	16,908,498
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	49,615,786	46,602,505
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 2/25/50ž,‡	12,532,360	12,370,734
CIFC Funding Ltd 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 5.3713%, 10/19/38ž,‡	25,667,000	25,759,786
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	157,027	154,722
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50ž	40,120,000	40,572,915
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	21,257,000	21,637,362
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50ž	13,235,000	13,574,650
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.3560%, 11/25/41ž,‡	30,458,568	30,820,906
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 6.0060%, 12/25/41ž,‡	11,430,000	11,480,957
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2025

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 7.3560%, 1/27/42ž,‡	$12,368,000	$12,617,859
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.2560%, 4/25/42ž,‡	2,607,979	2,613,517
Connecticut Avenue Securities Trust 2022-R05 2M2, US 30 Day Average SOFR + 3.0000%, 7.3560%, 4/25/42ž,‡	9,001,000	9,207,199
Connecticut Avenue Securities Trust 2022-R09 2M1, US 30 Day Average SOFR + 2.5000%, 6.8560%, 9/25/42ž,‡	9,040,497	9,160,365
Connecticut Avenue Securities Trust 2023-R04 1M1, US 30 Day Average SOFR + 2.3000%, 6.6560%, 5/25/43ž,‡	9,445,729	9,637,205
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.0560%, 7/27/43ž,‡	6,423,846	6,447,269
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 6.3060%, 9/25/43ž,‡	2,791,200	2,804,843
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.8560%, 10/26/43ž,‡	5,620,800	5,629,351
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 5.4060%, 1/25/44ž,‡	5,925,096	5,930,956
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.5060%, 3/25/44ž,‡	3,877,595	3,880,422
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.4560%, 5/25/44ž,‡	4,966,705	4,967,834
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 5.3560%, 7/25/44ž,‡	2,972,994	2,971,692
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 5.4560%, 1/25/45ž,‡	3,746,764	3,748,312
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 5.5060%, 2/27/45ž,‡	7,073,516	7,074,667
Connecticut Avenue Securities Trust 2025-R05 2M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 7/25/45ž,‡	10,451,979	10,471,892
COOPR Residential Mortage Trust 2025-CES3 A1A, 4.8400%, 9/25/60ž,Ç	14,077,000	14,050,966
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60ž,Ç	6,032,500	6,086,777
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	2,868,773	2,895,466
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	176,475	176,678
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 5.8776%, 10/15/36ž,‡	16,432,000	16,472,155
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	4,310,447	4,279,939
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	4,357,481	4,402,947
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	9,636,018	9,528,178
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	3,413,000	3,357,027
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	33,334,000	32,373,172
DATA Mortgage Trust 2024-CTR2 A, 5.4756%, 5/10/46ž,‡	6,852,820	6,906,069
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47ž	5,239,200	5,178,045
DB Master Finance LLC 2021-1A A23, 2.7910%, 11/20/51ž	3,567,025	3,145,727
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	4,686,412	4,420,995
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	17,354,000	16,711,072
Ellington Financial Mortgage Trust 2025-CES1 A1A, 5.7260%, 1/25/60ž,Ç	6,533,083	6,608,436
Elmwood CLO X Ltd 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%, 5.5577%, 7/20/38ž,‡	24,120,000	24,192,842
Extended Stay America Trust 2021-ESH A, CME Term SOFR 1 Month + 1.1945%, 5.3445%, 7/15/38ž,‡	7,672,968	7,667,881
Extended Stay America Trust 2025-ESH A, CME Term SOFR 1 Month + 1.3000%, 5.4500%, 10/15/42ž,‡	17,117,000	17,100,996
Fannie Mae REMICS 2018-27 EA, 3.0000%, 5/25/48	5,885,223	5,342,523
Fannie Mae REMICS 2019-71 P, 3.0000%, 11/25/49	8,180,733	7,328,932
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	8,540,862	8,770,955
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	8,111,604	8,352,574
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	5,557,934	5,679,548
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	10,466,845	10,528,512
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	11,683,422	11,897,625
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55ž,‡	$13,023,918	$13,205,300
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55ž,‡	8,400,755	8,494,524
FIGRE Trust 2025-HE5 A, 5.2850%, 8/25/55ž,‡	9,072,093	9,153,266
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	9,948,783	9,614,809
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	17,471,987	15,086,945
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	2,343,902	2,329,481
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2, US 30 Day Average SOFR + 1.5000%, 5.8560%, 10/25/41ž,‡	4,226,811	4,239,820
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1, US 30 Day Average SOFR + 0.8500%, 5.2060%, 11/25/41ž,‡	2,658,491	2,656,357
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.4560%, 9/25/41ž,‡	5,220,531	5,250,372
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M1, US 30 Day Average SOFR + 0.9500%, 5.3060%, 12/25/41ž,‡	12,890,380	12,889,945
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.7060%, 12/25/41ž,‡	6,594,891	6,660,418
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A, US 30 Day Average SOFR + 1.3000%, 5.6560%, 2/25/42ž,‡	1,306,903	1,307,316
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 6.4560%, 3/25/42ž,‡	2,089,057	2,097,610
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 6.6560%, 8/25/42ž,‡	3,810,708	3,876,604
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.4480%, 4/27/43ž,‡	4,009,966	4,065,676
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.3560%, 6/25/43ž,‡	554,980	556,441
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.2060%, 11/25/43ž,‡	5,638,569	5,661,909
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 5/25/44ž,‡	9,642,261	9,648,280
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 5.3560%, 10/25/44ž,‡	2,432,469	2,431,329
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 5.4060%, 1/25/45ž,‡	7,275,343	7,275,772
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 5/25/45ž,‡	4,633,917	4,636,125
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA3 M1, US 30 Day Average SOFR + 1.1000%, 5.4704%, 9/25/45ž,‡	5,605,000	5,605,132
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 5.5060%, 2/27/45ž,‡	17,944,258	17,943,805
FREMF Mortgage Trust 2023-K511 C, 5.8224%, 11/25/28ž,‡	5,263,000	4,911,122
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	17,449,329	17,687,111
Golden Tree Loan Management US CLO1 Ltd 2023-17A AR, CME Term SOFR 3 Month + 1.2800%, 5.6055%, 1/20/39ž,‡	27,405,000	27,468,391
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 6.0555%, 3/1/28ž,‡	7,709,000	7,723,985
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 5.8414%, 5/15/41ž,‡	29,946,000	30,000,311
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.7858%, 11/25/41ž,‡	34,333,000	34,424,394
GS Mortgage-Backed Securites Trust 2025-CES2 A1, 5.1800%, 9/25/55ž,Ç	19,331,000	19,330,824
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	11,602,000	11,641,342
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	26,188,000	26,286,697
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	19,839,000	19,941,076
Homeward Opportunities Fund I Trust 2025-RRTL2 A1, 5.2370%, 9/25/40ž,Ç	8,497,000	8,521,650
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	7,602,661	7,369,146
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	856,467	852,399
Hudson's Bay Simon JV Trust 2015-HB7 B7, 4.6662%, 8/5/34ž	644,000	639,685
JP Morgan Mortgage Trust 2025-5MPR A1D, 5.5000%, 11/25/55ž,Ç	9,072,895	9,109,639
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | September 30, 2025

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 5.4502%, 3/17/42ž,‡	$21,828,000	$21,796,028
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	218,819	218,861
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 5.7413%, 6/15/39ž,‡	19,813,000	19,818,618
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	2,365,825	2,362,766
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	2,491,014	2,519,989
Lex Commercial Loan Master Trust 2024-BBG A, 5.0361%, 10/13/33ž,‡	6,407,000	6,449,298
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	6,506,012	6,563,542
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	8,285,561	8,383,915
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	24,872,433	25,044,836
LHOME Mortgage Trust 2025-RTL3 A1, 5.2390%, 8/25/40ž,Ç	6,892,000	6,916,017
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 5.3645%, 3/15/38ž,‡	1,642,688	1,637,263
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.4454%, 5/16/39ž,‡	36,759,000	35,746,822
Life Financial Services Trust 2022-BMR2 B, CME Term SOFR 1 Month + 1.7939%, 5.9441%, 5/16/39ž,‡	6,155,000	5,678,672
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	3,766,744	3,792,624
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.9178%, 10/16/37ž,‡	11,944,000	11,975,791
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.6890%, 7/20/37ž,‡	37,139,704	37,254,217
Madison Park Funding Ltd 2022-62A A1R2, CME Term SOFR 3 Month + 1.3000%, 5.6229%, 7/16/38ž,‡	26,531,000	26,621,816
Madison Park Funding Ltd 2025-73A A1, CME Term SOFR 3 Month + 1.3000%, 5.2630%, 10/18/38ž,‡	28,500,000	28,572,741
Magnetite CLO Ltd 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 5.5888%, 7/26/38ž,‡	19,768,000	19,832,246
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	255,530	255,708
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	9,387,101	8,760,967
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	11,846,150	11,059,692
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	7,655,993	7,530,643
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 5.0654%, 4/15/38ž,‡	3,421,596	3,420,495
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 5.6154%, 4/15/38ž,‡	12,522,636	12,516,736
Morgan Stanley Residential Mortgage Loan Trust 2025-SPL1 A1, US 30 Day Average SOFR + 1.4000%, 4.2500%, 2/25/65ž,‡	10,249,000	10,005,362
Neuberger Berman CLO Ltd 2019-32RA A, CME Term SOFR 3 Month + 1.3100%, 5.6390%, 7/20/39ž,‡	24,157,798	24,201,152
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61ž	8,554,000	5,676,197
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	853,911	842,247
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	14,598,624	14,751,789
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	9,423,000	9,499,023
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 5.7915%, 3/15/41ž,‡	35,750,000	35,716,092
NRTH PARK Mortgage Trust 2025-PARK A, CME Term SOFR 1 Month + 1.3933%, 5.5433%, 10/15/40ž,‡	20,952,000	20,898,176
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	1,693,490	1,686,197
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	3,780,969	3,703,001
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	12,158,576	12,288,456
Oak Hill Credit Partners 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%, 5.5438%, 7/19/38ž,‡	24,903,000	24,965,258
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.9055%, 10/19/37ž,‡	17,357,000	17,439,892
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	$11,773,644	$11,237,677
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	4,807,000	4,797,944
Oasis Securitization 2025-1A A, 6.3550%, 8/15/39ž	14,654,000	14,735,673
OCP CLO Ltd 2017-14A A2R, CME Term SOFR 3 Month + 1.5700%, 5.8955%, 7/20/37ž,‡	7,550,000	7,568,270
OCP CLO Ltd 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.5724%, 10/17/36ž,‡	24,995,203	25,026,939
OCP CLO Ltd 2025-44A A, CME Term SOFR 3 Month + 1.3000%, 5.5622%, 10/25/38ž,‡	12,300,000	12,338,487
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.8776%, 7/15/37ž,‡	2,354,880	2,360,658
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	4,244,045	3,663,975
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	11,230,238	9,660,469
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 7.2392%, 11/15/40ž,‡	900,984	900,671
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 9.3861%, 11/15/40ž,‡	4,126,381	4,124,989
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	12,357,595	12,067,475
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	13,228,481	12,921,059
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	5,199,945	5,095,144
PRP Advisors LLC 2025-RCF4 A1, 4.5000%, 8/25/55ž,Ç	9,445,597	9,349,730
PRP Advisors LLC 2025-RPL4 A1, 3.0000%, 5/25/55ž,Ç	16,407,661	15,399,526
QTS Issuer ABS I LLC 2025-1A A2, 5.4390%, 5/25/55ž	49,100,000	50,118,906
QTS Issuer ABS II LLC 2025-1A A2, 5.0440%, 10/5/55ž	27,083,000	26,989,081
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 6.2871%, 1/22/35ž,‡	5,891,224	5,912,434
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	20,988,364	21,670,775
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	11,280,346	11,636,142
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	7,048,308	7,128,969
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	8,788,781	8,865,749
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	18,334,250	18,504,168
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32ž	1,142,692	1,148,624
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 5.3502%, 3/15/35ž,‡	29,118,000	29,011,508
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.6924%, 11/15/34ž,‡	27,937,000	27,880,800
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	1,789,424	1,591,835
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	717,329	642,913
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.7055%, 7/21/37ž,‡	24,810,000	24,874,829
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.1510%, 1/17/39ž,‡	10,990,000	10,961,341
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 4.9954%, 11/15/38ž,‡	1,971,278	1,966,693
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	5,546,212	5,116,566
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 5.4433%, 4/15/42ž,‡	8,177,000	8,152,788
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.6955%, 10/21/37ž,‡	25,800,000	25,871,262
THE 2023-MIC Trust 2023-MIC A, 8.7315%, 12/5/38ž,‡	14,644,028	15,860,765
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	6,720,147	6,784,978
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	7,590,000	7,638,392
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7991%, 12/10/33ž,‡	23,414,873	24,713,399
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	11,410,005	10,626,500
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	11,511,000	10,891,266
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 5.1655%, 7/15/39ž,‡	8,418,000	8,214,155
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.8755%, 7/20/37ž,‡	10,074,095	10,096,504
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | September 30, 2025

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Voya CLO Ltd 2025-4A A1, CME Term SOFR 3 Month + 1.2900%, 5.5470%, 10/15/38ž,‡	$5,006,000	$5,019,845
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.3645%, 5.5155%, 2/15/40ž,‡	1,690,876	1,686,473
Wells Fargo Commercial Mortgage Trust 2025-VTT A, 5.2704%, 3/15/38ž,‡	29,711,000	29,820,179
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	3,586,932	3,318,038
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	9,273,320	8,305,875
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	932,029	927,307
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	8,363,874	7,759,256
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	4,167,321	4,194,949
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	8,940,658	9,030,943
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	19,029,616	19,244,626
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	17,651,529	17,773,457
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	13,959,322	13,977,921
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	21,994,356	22,020,381
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	11,900,513	12,019,415
Woodward Capital Management 2025-CES1 A1A, 5.6530%, 1/25/45ž,Ç	1,307,662	1,320,899
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	12,017,211	12,138,893
Woodward Capital Management 2025-CES3 A1A, 5.5530%, 3/25/55ž,Ç	6,649,626	6,724,644
Woodward Capital Management 2025-CES6 A1A, 5.4720%, 6/25/55ž,Ç	6,272,886	6,334,519
Woodward Capital Management 2025-CES7 A1A, 5.3770%, 7/25/55ž,Ç	9,534,039	9,616,554
Woodward Capital Management 2025-CES8 A1A, 5.1477%, 8/25/55ž,‡	17,332,019	17,319,252
Woodward Capital Management 2025-CES9 A1A, 4.7950%, 9/25/55ž,Ç	11,178,000	11,177,907
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $3,158,176,910)		3,161,248,875
Bank Loans and Mezzanine Loans – 0.7%
Basic Industry – 0%
Qnity Electronics Inc, CME Term SOFR 1 Month + 2.0000%, 6.3513%, 8/12/32ƒ,‡	8,013,000	8,002,984
Capital Goods – 0.3%
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.2500%, 6.4489%, 5/31/30‡	8,008,366	8,001,221
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.5000%, 6.5660%, 8/4/31‡	41,161,059	41,065,739
TransDigm Group Inc, CME Term SOFR 3 Month + 2.5000%, 6.5015%, 8/19/32‡	21,137,000	21,109,944
		70,176,904
Consumer Cyclical – 0%
Belron Finance 2019 LLC, CME Term SOFR 3 Month + 2.5000%, 6.7419%, 10/16/31‡	12,687,090	12,774,596
Consumer Non-Cyclical – 0.1%
Medline Borrower LP, CME Term SOFR 1 Month + 2.0000%, 6.1634%, 10/23/30‡	23,108,028	23,151,580
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.0000%, 6.1634%, 9/30/31‡	14,855,940	14,863,668
Lightning Power LLC, CME Term SOFR 3 Month + 2.2500%, 6.2515%, 8/18/31‡	27,183,583	27,146,341
		42,010,009
Transportation – 0.1%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 5.7515%, 4/10/31‡	37,257,665	37,191,885
Total Bank Loans and Mezzanine Loans (cost $192,989,177)		193,307,958
Corporate Bonds – 11.3%
Banking – 2.9%
American Express Co, SOFR + 1.2200%, 4.9180%, 7/20/33‡	23,637,000	24,048,482
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	47,490,000	49,013,731
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	18,294,000	19,602,134
Bank of America Corp, SOFR + 1.6970%, 5.7440%, 2/12/36‡	78,359,000	81,419,055
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	22,674,000	25,272,037
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	9,194,000	9,644,617
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	5,165,000	5,362,381
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Banking – (continued)
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	$18,133,000	$20,508,288
Capital One Financial Corp, SOFR + 1.9900%, 5.8840%, 7/26/35‡	23,812,000	24,973,493
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	17,959,000	18,629,860
Citigroup Inc, CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28‡	36,115,000	35,967,566
Citigroup Inc, SOFR + 1.1710%, 4.5030%, 9/11/31‡	9,685,000	9,690,235
Citigroup Inc, SOFR + 2.0560%, 5.8270%, 2/13/35‡	50,084,000	51,944,688
Citigroup Inc, SOFR + 1.4880%, 5.1740%, 9/11/36‡	8,338,000	8,422,613
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	12,097,000	14,302,657
Goldman Sachs Group Inc, SOFR + 1.0780%, 5.2070%, 1/28/31‡	24,815,000	25,616,102
Goldman Sachs Group Inc, SOFR + 1.3800%, 5.5360%, 1/28/36‡	21,952,000	22,914,466
JPMorgan Chase & Co, SOFR + 1.0100%, 5.1400%, 1/24/31‡	21,125,000	21,816,439
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	16,462,000	14,966,488
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	18,294,000	19,060,539
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35‡	24,159,000	24,928,431
National Australia Bank Ltd, 2.9900%, 5/21/31ž	28,726,000	26,201,609
PNC Financial Services Group Inc/The, SOFR + 1.0720%, 5.2220%, 1/29/31‡	7,381,000	7,626,209
PNC Financial Services Group Inc/The, SOFR + 1.3940%, 5.5750%, 1/29/36‡	10,386,000	10,836,771
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	22,327,000	25,295,437
PNC Financial Services Group Inc/The, SOFR + 1.5990%, 5.4010%, 7/23/35‡	23,966,000	24,808,163
Societe Generale SA, US Treasury Yield Curve Rate 1 Year + 1.2000%, 5.5000%, 4/13/29ž,‡	14,133,000	14,430,704
Societe Generale SA, US Treasury Yield Curve Rate 1 Year + 1.6000%, 6.1000%, 4/13/33ž,‡	34,519,000	36,379,162
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	19,681,000	20,348,551
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	20,690,000	21,220,338
US Bancorp, SOFR + 1.4110%, 5.4240%, 2/12/36‡	22,770,000	23,577,050
US Bancorp, US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	20,457,000	17,636,001
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	43,951,000	45,472,047
		801,936,344
Basic Industry – 0%
Qnity Electronics Inc, 5.7500%, 8/15/32ž	9,965,000	10,041,001
Brokerage – 0.8%
Blue Owl Finance LLC, 6.2500%, 4/18/34	22,767,000	23,876,290
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30ž	1,131,000	1,160,811
Citadel Securities Global Holdings LLC, 6.2000%, 6/18/35ž	4,985,000	5,236,620
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	14,182,000	14,875,390
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	34,751,000	35,222,195
LPL Holdings Inc, 6.7500%, 11/17/28	30,079,000	32,105,094
LPL Holdings Inc, 5.2000%, 3/15/30#	8,509,000	8,689,086
LPL Holdings Inc, 5.1500%, 6/15/30	13,703,000	13,946,999
LPL Holdings Inc, 6.0000%, 5/20/34	19,554,000	20,431,509
LPL Holdings Inc, 5.6500%, 3/15/35	14,248,000	14,516,743
LPL Holdings Inc, 5.7500%, 6/15/35	16,998,000	17,430,449
Nasdaq Inc, 5.5500%, 2/15/34	30,957,000	32,504,545
		219,995,731
Capital Goods – 0.4%
Amcor Flexibles North America Inc, 5.5000%, 3/17/35	14,280,000	14,704,219
Berry Global Inc, 5.8000%, 6/15/31	32,563,000	34,428,617
Berry Global Inc, 5.6500%, 1/15/34	5,911,000	6,158,932
Embraer Netherlands Finance BV, 5.4000%, 1/9/38	25,157,000	25,047,064
Quikrete Holdings Inc, 6.3750%, 3/1/32ž	15,902,000	16,471,991
TransDigm Inc, 6.2500%, 1/31/34ž	3,003,000	3,088,342
TransDigm Inc, 6.7500%, 1/31/34ž	10,283,000	10,632,201
		110,531,366
Communications – 0.5%
AppLovin Corp, 5.3750%, 12/1/31	18,923,000	19,575,383
AppLovin Corp, 5.5000%, 12/1/34	22,083,000	22,795,094
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | September 30, 2025

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Communications – (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	$45,850,000	$48,995,177
T-Mobile USA Inc, 5.1250%, 5/15/32	14,809,000	15,240,796
T-Mobile USA Inc, 5.3000%, 5/15/35	32,085,000	32,860,887
		139,467,337
Consumer Cyclical – 0.8%
Carnival Corp, 5.7500%, 8/1/32ž	20,705,000	21,071,023
CBRE Services Inc, 5.9500%, 8/15/34	33,063,000	35,266,178
Flutter Treasury DAC, 5.8750%, 6/4/31ž	10,566,000	10,724,701
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	10,934,000	11,687,086
General Motors Co, 6.2500%, 4/15/35	11,113,000	11,687,694
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	1,226,000	1,248,421
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	13,964,000	15,130,804
GLP Capital LP / GLP Financing II Inc, 5.6250%, 9/15/34	14,546,000	14,722,356
LKQ Corp, 5.7500%, 6/15/28	13,113,000	13,553,609
NCL Corporation Ltd, 5.8750%, 1/15/31ž	38,011,000	38,009,576
NCL Corporation Ltd, 6.2500%, 9/15/33ž	23,566,000	23,687,972
VICI Properties LP, 5.6250%, 4/1/35	16,210,000	16,597,578
		213,386,998
Consumer Non-Cyclical – 1.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	14,308,000	14,533,487
CVS Health Corp, 5.0000%, 9/15/32#	8,260,000	8,361,073
CVS Health Corp, 5.2500%, 2/21/33	2,870,000	2,936,429
CVS Health Corp, 5.7000%, 6/1/34	14,746,000	15,388,125
CVS Health Corp, 5.4500%, 9/15/35	14,687,000	14,945,525
CVS Health Corp, 4.7800%, 3/25/38	32,715,000	30,661,718
CVS Health Corp, 6.2000%, 9/15/55#	8,502,000	8,750,523
HCA Inc, 5.8750%, 2/15/26	4,146,000	4,151,348
HCA Inc, 3.6250%, 3/15/32	10,927,000	10,251,186
HCA Inc, 5.6000%, 4/1/34	16,318,000	16,939,466
Illumina Inc, 5.8000%, 12/12/25	11,709,000	11,724,708
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.0000%, 5/15/32	13,810,000	12,355,449
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	16,373,000	15,699,850
Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.8750%, 5/15/34ž	21,790,000	20,186,278
Royalty Pharma PLC, 3.5500%, 9/2/50	14,211,000	9,984,237
Solventum Corp, 5.4500%, 3/13/31	30,323,000	31,620,877
Solventum Corp, 5.6000%, 3/23/34	39,969,000	41,612,900
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36	8,271,000	8,660,399
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 12/1/32	14,987,000	15,608,751
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	11,755,000	12,106,580
Universal Health Services Inc, 2.6500%, 10/15/30	30,267,000	27,325,433
		333,804,342
Electric – 0.7%
American Electric Power Co Inc, 5.6250%, 3/1/33	21,563,000	22,666,904
Duke Energy Corp, 5.4500%, 6/15/34	35,348,000	36,767,160
Duquesne Light Holdings Inc, 2.7750%, 1/7/32ž	16,995,000	15,054,486
Exelon Corp, 5.4500%, 3/15/34	17,447,000	18,108,201
National Grid PLC, 5.8090%, 6/12/33	16,262,000	17,336,152
NRG Energy Inc, 4.7340%, 10/15/30ž	21,488,000	21,481,200
NRG Energy Inc, 5.7500%, 1/15/34ž	11,546,000	11,534,215
NRG Energy Inc, 5.4070%, 10/15/35ž	14,681,000	14,730,930
NRG Energy Inc, 6.0000%, 1/15/36ž	21,628,000	21,631,106
Xcel Energy Inc, 5.6000%, 4/15/35	12,145,000	12,589,962
		191,900,316
Energy – 1.1%
Cheniere Energy Inc, 5.6500%, 4/15/34	20,937,000	21,582,703
Civitas Resources Inc, 8.6250%, 11/1/30ž	5,452,000	5,646,443
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Energy – (continued)
Civitas Resources Inc, 8.7500%, 7/1/31ž	$10,106,000	$10,353,708
Civitas Resources Inc, 9.6250%, 6/15/33ž	19,592,000	20,693,210
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33ž	12,631,000	13,477,735
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43ž	2,548,000	2,717,555
Columbia Pipelines Operating Company LLC, 6.5440%, 11/15/53ž	13,172,000	14,129,100
DT Midstream Inc, 4.1250%, 6/15/29ž	25,682,000	25,057,007
DT Midstream Inc, 4.3750%, 6/15/31ž	41,648,000	40,250,042
DT Midstream Inc, 4.3000%, 4/15/32ž	7,191,000	6,877,872
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	11,121,000	11,108,437
Occidental Petroleum Corp, 5.2000%, 8/1/29	9,302,000	9,438,721
Occidental Petroleum Corp, 8.8750%, 7/15/30	10,356,000	11,964,691
Occidental Petroleum Corp, 6.6250%, 9/1/30	7,296,000	7,817,102
Occidental Petroleum Corp, 6.1250%, 1/1/31	13,083,000	13,781,187
Occidental Petroleum Corp, 5.3750%, 1/1/32	21,392,000	21,755,279
Sunoco LP, 7.0000%, 5/1/29ž	22,419,000	23,212,767
Sunoco LP, 5.6250%, 3/15/31ž	7,982,000	7,923,117
Sunoco LP, 7.2500%, 5/1/32ž	12,629,000	13,253,895
Sunoco LP, 5.8750%, 3/15/34ž	13,540,000	13,422,769
Viper Energy Partners LLC, 4.9000%, 8/1/30	6,297,000	6,343,954
Viper Energy Partners LLC, 5.7000%, 8/1/35	16,748,000	17,028,027
		317,835,321
Finance Companies – 0.3%
Blackstone Private Credit Fund, 7.3000%, 11/27/28	14,859,000	15,871,973
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	8,994,000	9,633,443
OWL Rock Core Income Corp, 4.7000%, 2/8/27	2,729,000	2,724,289
Rocket Cos Inc, 6.1250%, 8/1/30ž	10,068,000	10,332,990
Rocket Cos Inc, 6.3750%, 8/1/33ž	42,189,000	43,543,858
		82,106,553
Insurance – 1.0%
Aon North America Inc, 5.4500%, 3/1/34	45,231,000	47,117,325
Arthur J Gallagher & Co, 5.0000%, 2/15/32	3,263,000	3,329,162
Arthur J Gallagher & Co, 6.5000%, 2/15/34	10,096,000	11,194,316
Arthur J Gallagher & Co, 5.1500%, 2/15/35	8,158,000	8,254,456
Athene Global Funding, 2.6460%, 10/4/31ž	17,357,000	15,458,541
Brown & Brown Inc, 4.9000%, 6/23/30	6,298,000	6,382,624
Brown & Brown Inc, 5.2500%, 6/23/32	2,767,000	2,837,058
Brown & Brown Inc, 5.5500%, 6/23/35	2,939,000	3,023,207
Brown & Brown Inc, 4.9500%, 3/17/52	18,886,000	16,633,908
Centene Corp, 4.2500%, 12/15/27	53,971,000	53,000,458
Elevance Health Inc, 5.2000%, 2/15/35	13,031,000	13,280,963
Health Care Service Corp, 5.2000%, 6/15/29ž	14,413,000	14,806,524
Health Care Service Corp, 2.2000%, 6/1/30ž	13,536,000	12,237,759
Health Care Service Corp, 5.4500%, 6/15/34ž	32,502,000	33,379,541
Humana Inc, 5.8750%, 3/1/33	5,208,000	5,479,354
Humana Inc, 5.9500%, 3/15/34	14,187,000	14,921,332
UnitedHealth Group Inc, 4.9500%, 1/15/32	32,617,000	33,420,389
		294,756,917
Professional Services – 0.2%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33	22,041,000	23,146,392
Booz Allen Hamilton Inc, 5.9500%, 4/15/35#	34,511,000	35,977,948
		59,124,340
Real Estate Investment Trusts (REITs) – 0.2%
American Tower Trust I, 5.4900%, 3/15/28ž	33,827,000	34,385,247
Sun Communities Operating LP, 2.7000%, 7/15/31	21,657,000	19,589,530
		53,974,777
Technology – 1.2%
Broadcom Inc, 4.9000%, 7/15/32	12,792,000	13,086,059
Broadcom Inc, 5.2000%, 7/15/35	29,979,000	30,896,391
Broadcom Inc, 4.8000%, 2/15/36	34,463,000	34,357,859
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
10 | September 30, 2025

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Technology – (continued)
Broadcom Inc, 4.9000%, 2/15/38	$24,669,000	$24,536,828
CACI International Inc, 6.3750%, 6/15/33ž	8,503,000	8,771,275
Cadence Design Systems Inc, 4.7000%, 9/10/34	14,339,000	14,315,837
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	6,132,000	6,262,027
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	17,820,000	18,204,266
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	19,865,000	20,694,696
Intel Corp, 2.4500%, 11/15/29	6,546,000	6,078,757
Marvell Technology Inc, 1.6500%, 4/15/26	13,225,000	13,031,326
Marvell Technology Inc, 4.7500%, 7/15/30	7,347,000	7,442,695
Marvell Technology Inc, 5.4500%, 7/15/35	19,195,000	19,788,758
MSCI Inc, 4.0000%, 11/15/29ž	4,528,000	4,423,855
MSCI Inc, 3.6250%, 9/1/30ž,#	25,762,000	24,588,772
MSCI Inc, 3.8750%, 2/15/31ž	21,571,000	20,668,046
Oracle Corp, 4.4500%, 9/26/30	8,516,000	8,511,822
Oracle Corp, 4.8000%, 9/26/32	17,246,000	17,266,738
Oracle Corp, 5.2000%, 9/26/35#	8,457,000	8,503,568
Oracle Corp, 5.9500%, 9/26/55	8,054,000	8,029,224
Synopsys Inc, 5.0000%, 4/1/32	14,671,000	14,992,249
Western Digital Corp, 4.7500%, 2/15/26	4,400,000	4,397,432
		328,848,480
Transportation – 0%
GXO Logistics Inc, 1.6500%, 7/15/26	14,940,000	14,627,570
Total Corporate Bonds (cost $3,104,953,709)		3,172,337,393
Mortgage-Backed Securities – 6.4%
Fannie Mae:
3.5000%, TBA, 30 Year Maturity	2,838,025	2,593,597
5.0000%, TBA, 30 Year Maturity	14,050,000	13,933,526
5.5000%, TBA, 30 Year Maturity	16,859,000	17,000,953
		33,528,076
Fannie Mae Pool:
323282, 7.5000%, 7/1/28	13,792	14,082
BO3223, 3.0000%, 10/1/34	700,099	675,632
BO4725, 2.5000%, 11/1/34	592,280	561,387
BO7717, 3.0000%, 11/1/34	305,553	295,190
BO5957, 3.0000%, 12/1/34	350,608	338,005
FS3713, 2.5000%, 12/1/36	25,307,270	23,952,721
995757, 6.0000%, 2/1/37	146,997	154,609
AL6997, 4.5000%, 11/1/42	839,730	837,784
AB7563, 3.0000%, 1/1/43	540,850	496,927
MA1363, 3.0000%, 2/1/43	120,857	110,415
AT2957, 3.0000%, 5/1/43	1,206,761	1,104,606
AL5942, 5.0000%, 7/1/44	91,126	92,327
AL5887, 4.5000%, 10/1/44	1,972,255	1,966,813
AL6542, 4.5000%, 3/1/45	3,264,552	3,255,546
AL6842, 4.0000%, 5/1/45	567,929	548,230
AL7381, 4.5000%, 6/1/45	1,691,560	1,682,505
BM3912, 3.0000%, 3/1/47	3,902,691	3,541,143
CA0108, 3.5000%, 8/1/47	657,735	617,913
BH1902, 3.5000%, 12/1/47	259,843	244,111
BM3282, 3.5000%, 12/1/47	195,483	183,648
BJ4559, 3.5000%, 1/1/48	1,889,053	1,768,697
BJ4566, 4.0000%, 1/1/48	6,693,271	6,472,337
BJ4567, 4.0000%, 1/1/48	2,531,148	2,444,636
CA4646, 3.0000%, 2/1/48	2,595,390	2,356,895
BJ5170, 3.5000%, 3/1/48	353,110	331,385
BK1964, 4.0000%, 3/1/48	1,963,346	1,897,446
BK3211, 4.5000%, 3/1/48	85,645	84,404
BJ9181, 5.0000%, 5/1/48	1,961,481	1,981,688
BN0012, 4.5000%, 8/1/48	47,122	46,439
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
MA3521, 4.0000%, 11/1/48	$4,725,635	$4,522,129
BN3899, 4.0000%, 12/1/48	694,990	665,060
FM3664, 4.0000%, 3/1/49	2,291,833	2,193,137
CA3683, 4.5000%, 6/1/49	269,824	265,300
BJ8459, 3.0000%, 8/1/49	2,665,338	2,346,091
BO4113, 3.0000%, 8/1/49	1,342,377	1,181,591
CA4035, 4.5000%, 8/1/49	425,238	418,109
MA3774, 3.0000%, 9/1/49	9,203,539	8,202,965
BO2983, 3.0000%, 9/1/49	565,129	509,922
MA3908, 4.5000%, 1/1/50	591,620	581,735
CA5327, 2.5000%, 3/1/50	2,075,792	1,752,396
CA5573, 4.0000%, 4/1/50	1,752,202	1,669,843
MA4079, 3.0000%, 7/1/50	7,892,968	7,021,633
BM7069, 4.5000%, 7/1/50	13,295,689	12,811,945
CA6635, 2.5000%, 8/1/50	44,195,671	38,121,402
BK2913, 2.5000%, 8/1/50	1,713,709	1,481,142
FM5076, 4.0000%, 8/1/50	1,544,176	1,471,595
FS2713, 4.5000%, 10/1/50	9,910,183	9,766,547
FS2546, 4.0000%, 3/1/51	385,534	368,931
20510401, 3.0000%, 4/1/51	1,771,873	1,577,390
MA4378, 2.0000%, 7/1/51	54,341,789	44,108,986
FS0359, 2.5000%, 1/1/52	11,470,331	9,836,748
CB2681, 3.5000%, 1/1/52	2,136,610	1,986,929
FS0662, 2.5000%, 2/1/52	55,187,387	47,293,550
FS5130, 2.5000%, 2/1/52	49,842,606	42,681,277
CB2750, 2.5000%, 2/1/52	24,763,024	21,044,009
CB2891, 3.0000%, 2/1/52	33,295,153	29,671,063
BV2802, 3.0000%, 2/1/52	4,398,579	3,906,193
CB2907, 3.5000%, 2/1/52	5,832,231	5,423,202
CB3043, 2.5000%, 3/1/52	23,193,590	19,876,049
FS1081, 2.5000%, 3/1/52	22,622,738	19,305,039
FS5988, 2.5000%, 3/1/52	20,970,173	17,924,744
CB3042, 2.5000%, 3/1/52	8,523,897	7,312,386
BT2256, 2.5000%, 3/1/52	2,039,768	1,740,471
BV2965, 2.5000%, 3/1/52	1,684,184	1,437,193
BV5152, 2.5000%, 3/1/52	1,563,673	1,340,010
BV2962, 2.5000%, 3/1/52	684,023	584,334
BV4144, 3.0000%, 3/1/52	10,211,435	9,079,980
CB3123, 3.5000%, 3/1/52	37,734,571	35,039,185
FS1184, 3.5000%, 3/1/52	3,559,242	3,309,152
CB3240, 3.0000%, 4/1/52	16,608,006	14,772,132
BV5379, 3.0000%, 4/1/52	9,079,067	8,110,357
BV5380, 3.0000%, 4/1/52	7,769,797	6,908,008
BV5394, 3.5000%, 4/1/52	7,293,386	6,767,189
FS1869, 3.5000%, 4/1/52	5,535,404	5,140,009
BV5393, 3.5000%, 4/1/52	4,014,759	3,729,593
FS1301, 3.5000%, 4/1/52	4,003,853	3,693,996
BV8485, 3.5000%, 4/1/52	2,508,536	2,327,552
BV4203, 3.5000%, 4/1/52	1,394,881	1,295,907
BV8484, 3.5000%, 4/1/52	1,344,958	1,249,426
BV6879, 4.5000%, 4/1/52	1,087,748	1,061,069
BV7632, 4.5000%, 4/1/52	982,943	958,834
BW0081, 4.5000%, 4/1/52	614,910	599,733
BV7132, 4.5000%, 4/1/52	432,914	422,229
BW0072, 4.5000%, 4/1/52	365,124	356,112
BV7131, 4.5000%, 4/1/52	345,759	337,226
FS6926, 2.5000%, 5/1/52	58,145,092	49,755,819
CB3501, 3.5000%, 5/1/52	6,686,090	6,163,977
BV8544, 3.5000%, 5/1/52	3,873,662	3,593,901
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
12 | September 30, 2025

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
FS3377, 4.0000%, 5/1/52	$8,165,425	$7,813,786
BW0343, 4.5000%, 5/1/52	1,776,709	1,732,856
FS3160, 3.0000%, 6/1/52	4,555,868	4,044,816
CB3837, 3.5000%, 6/1/52	24,205,506	22,470,894
FS2144, 3.5000%, 6/1/52	13,915,985	12,934,952
FS5491, 3.0000%, 7/1/52	19,695,901	17,486,525
FS5339, 3.0000%, 7/1/52	11,417,951	10,138,475
CB4076, 3.5000%, 7/1/52	3,425,023	3,179,579
CB4329, 3.5000%, 7/1/52	1,213,534	1,127,890
BW0972, 4.5000%, 7/1/52	6,682,291	6,531,518
CB4320, 3.5000%, 8/1/52	2,395,345	2,223,505
BW7369, 5.0000%, 10/1/52	5,828,361	5,848,775
BW1288, 5.0000%, 10/1/52	2,603,943	2,608,898
BT8021, 5.0000%, 1/1/53	2,295,837	2,303,326
BX5759, 5.0000%, 1/1/53	804,881	807,152
BX5969, 5.0000%, 2/1/53	962,095	965,085
BX8071, 5.0000%, 3/1/53	485,142	485,769
BX7860, 5.5000%, 3/1/53	317,576	324,761
BX9351, 5.0000%, 4/1/53	1,070,524	1,071,906
BY0782, 5.5000%, 4/1/53	181,303	185,636
BY1920, 5.0000%, 5/1/53	583,429	584,143
BY1896, 5.5000%, 5/1/53	332,632	338,949
BY0866, 5.5000%, 5/1/53	171,376	174,630
BY3263, 5.0000%, 6/1/53	1,157,258	1,159,980
BY2783, 5.0000%, 6/1/53	642,719	643,461
BY4284, 5.5000%, 6/1/53	475,536	487,448
CB6686, 4.5000%, 7/1/53	3,103,181	3,049,629
BY6374, 5.5000%, 7/1/53	1,260,251	1,284,054
BY7004, 5.5000%, 7/1/53	643,667	659,686
BY6690, 5.0000%, 8/1/53	690,344	692,154
CB7112, 5.5000%, 9/1/53	22,321,459	22,848,188
CB7430, 5.5000%, 11/1/53	6,304,377	6,481,345
FS8037, 6.0000%, 1/1/54	6,222,930	6,475,734
CB8134, 5.5000%, 3/1/54	11,811,460	12,131,905
FS7607, 6.0000%, 3/1/54	5,420,401	5,619,604
FS7643, 6.0000%, 4/1/54	13,302,529	13,834,953
CB8543, 6.0000%, 5/1/54	35,673,004	36,979,948
20550801, 6.0000%, 8/1/55	10,538,490	10,848,679
BF0130, 3.5000%, 8/1/56	8,634,186	7,911,422
BF0167, 3.0000%, 2/1/57	8,731,397	7,613,483
BF0189, 3.0000%, 6/1/57	163,051	141,434
BF0619, 2.5000%, 3/1/62	52,367,894	42,909,398
BF0598, 2.5000%, 3/1/62	17,328,754	14,485,019
		896,771,303
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	1,317,547	1,262,371
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	5,764,454	5,640,315
ZK8962, 3.0000%, 9/1/32	1,545,187	1,501,819
ZK9009, 3.0000%, 10/1/32	781,462	758,535
ZK9085, 3.0000%, 12/1/32	446,529	433,975
ZK9163, 3.0000%, 1/1/33	1,015,932	986,587
SB0040, 2.5000%, 12/1/33	6,572,656	6,336,254
QN0786, 3.0000%, 10/1/34	1,879,427	1,813,762
QN0783, 3.0000%, 10/1/34	850,690	820,198
SB0116, 2.5000%, 11/1/34	2,223,184	2,108,565
QN0951, 2.5000%, 11/1/34	573,351	543,418
SB0866, 2.5000%, 6/1/37	20,009,564	18,824,313
ZS3695, 6.0000%, 4/1/40	2,071,767	2,185,335
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
ZT1145, 4.5000%, 5/1/44	$641,447	$638,013
ZT1167, 4.0000%, 4/1/45	17,451	16,846
ZT1257, 3.0000%, 1/1/46	362,900	334,341
ZM1434, 3.5000%, 7/1/46	1,567,074	1,470,847
ZT1633, 4.0000%, 3/1/47	763,528	737,587
ZT0534, 3.5000%, 12/1/47	4,770,281	4,462,079
ZM5707, 3.5000%, 2/1/48	1,722,834	1,607,053
ZM5945, 4.0000%, 3/1/48	1,588,404	1,535,089
ZM5865, 4.5000%, 3/1/48	78,836	77,693
ZM6220, 4.0000%, 4/1/48	1,802,231	1,724,619
ZM6276, 4.0000%, 4/1/48	1,792,670	1,730,256
ZM6427, 4.0000%, 5/1/48	3,142,838	3,007,494
ZM7182, 4.5000%, 7/1/48	573,883	565,565
ZM7926, 5.0000%, 9/1/48	104,753	105,377
ZT1320, 4.0000%, 11/1/48	424,362	406,087
SI2017, 4.0000%, 12/1/48	5,270,919	5,043,781
ZN2165, 4.5000%, 12/1/48	1,603,566	1,592,860
ZA7158, 4.5000%, 6/1/49	390,766	383,292
RA1087, 4.5000%, 7/1/49	2,697,426	2,645,834
RA1088, 4.5000%, 7/1/49	504,883	496,419
QA2159, 3.0000%, 8/1/49	766,816	674,969
RA1188, 4.5000%, 8/1/49	2,653,952	2,603,191
QA4936, 3.0000%, 12/1/49	890,923	794,065
QA5622, 3.0000%, 12/1/49	653,994	582,894
RA1999, 4.5000%, 1/1/50	1,859,856	1,824,283
SD8040, 4.5000%, 1/1/50	454,981	447,379
QA8274, 3.5000%, 3/1/50	568,657	522,670
SD1551, 4.0000%, 3/1/50	5,124,240	4,903,568
SE9056, 4.5000%, 3/1/50	5,809,614	5,584,891
QB1708, 2.5000%, 8/1/50	852,179	736,794
QB2976, 2.5000%, 8/1/50	363,436	314,114
QB3353, 2.5000%, 9/1/50	1,622,737	1,402,013
SD1143, 4.5000%, 9/1/50	14,732,884	14,519,348
RA5285, 2.5000%, 5/1/51	36,242,743	30,889,427
SD1137, 2.5000%, 6/1/51	13,758,974	11,842,396
QC5848, 2.5000%, 8/1/51	41,151,722	35,047,831
RA5906, 2.5000%, 9/1/51	33,643,646	28,799,893
SD0688, 2.5000%, 10/1/51	36,318,101	31,054,986
SD7548, 2.5000%, 11/1/51	12,326,017	10,589,639
QD6087, 2.5000%, 1/1/52	3,576,834	3,070,018
QD4842, 2.5000%, 1/1/52	2,279,044	1,955,412
QD7069, 2.5000%, 2/1/52	5,474,296	4,691,269
QD9513, 2.5000%, 2/1/52	3,308,681	2,818,300
QD6554, 3.0000%, 2/1/52	2,929,493	2,605,226
QD6555, 3.0000%, 2/1/52	1,927,305	1,722,101
SD0931, 2.5000%, 3/1/52	27,221,339	23,242,792
QD8288, 2.5000%, 3/1/52	905,422	772,639
QD9182, 3.0000%, 3/1/52	2,765,126	2,470,406
QE0318, 4.5000%, 3/1/52	289,927	282,816
QE0354, 3.5000%, 4/1/52	2,819,168	2,615,774
QE1072, 3.5000%, 4/1/52	2,788,093	2,586,940
SD0943, 3.5000%, 4/1/52	2,317,560	2,155,024
QE1073, 3.5000%, 4/1/52	849,454	789,118
QD9191, 3.5000%, 4/1/52	655,512	609,000
SD8212, 2.5000%, 5/1/52	12,766,751	10,809,020
SD3493, 2.5000%, 5/1/52	11,313,025	9,680,579
SD7023, 3.0000%, 6/1/52	15,899,808	14,110,348
SD1840, 3.0000%, 6/1/52	11,204,439	9,947,588
SD1150, 3.5000%, 6/1/52	4,612,662	4,289,165
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
14 | September 30, 2025

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QF0488, 5.5000%, 9/1/52	$6,153,131	$6,272,329
QF2386, 5.0000%, 10/1/52	10,879,749	10,873,400
QF2145, 5.0000%, 10/1/52	360,118	360,803
QF2437, 5.5000%, 10/1/52	370,434	379,903
QF7813, 5.0000%, 1/1/53	465,012	466,491
QF6841, 5.0000%, 1/1/53	405,927	406,614
QF8398, 5.0000%, 3/1/53	1,673,300	1,675,574
QF9871, 5.0000%, 3/1/53	1,604,880	1,606,952
QG1442, 5.0000%, 4/1/53	1,856,354	1,849,306
QG2380, 5.0000%, 5/1/53	5,302,975	5,293,439
QG3598, 5.0000%, 5/1/53	3,216,466	3,210,683
QG3742, 5.0000%, 5/1/53	326,326	326,703
SD2897, 5.5000%, 5/1/53	4,287,658	4,354,194
QG2543, 5.5000%, 5/1/53	506,515	515,012
QG4742, 5.0000%, 6/1/53	2,209,035	2,192,437
QG5161, 5.0000%, 6/1/53	2,069,566	2,053,866
QG5055, 5.0000%, 6/1/53	1,770,075	1,756,775
QG3917, 5.0000%, 6/1/53	1,325,599	1,323,216
QG4676, 5.0000%, 6/1/53	649,499	645,143
QG3912, 5.5000%, 6/1/53	1,674,009	1,705,797
QG4741, 5.5000%, 6/1/53	1,253,811	1,264,909
QG6693, 5.5000%, 7/1/53	5,291,504	5,391,446
QG7441, 5.5000%, 7/1/53	3,098,503	3,157,026
SD4294, 5.5000%, 9/1/53	4,548,194	4,665,416
RA9851, 6.0000%, 9/1/53	35,615,426	36,854,721
SD4009, 6.0000%, 9/1/53	11,047,695	11,491,941
SD4668, 6.0000%, 10/1/53	18,200,517	18,733,257
SD4247, 6.5000%, 11/1/53	13,908,303	14,572,901
QI2699, 5.5000%, 4/1/54	3,005,340	3,091,142
RJ1341, 6.0000%, 4/1/54	25,818,161	26,764,055
RJ3021, 5.5000%, 12/1/54	41,884,872	42,495,328
SL1226, 5.5000%, 5/1/55	8,156,869	8,337,095
RJ4363, 5.5000%, 6/1/55	1,213,000	1,241,256
		580,221,224
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	32,578,133	28,032,930
3.5000%, TBA, 30 Year Maturity	20,258,806	18,469,528
4.0000%, TBA, 30 Year Maturity	11,351,459	10,673,391
5.0000%, TBA, 30 Year Maturity	18,848,683	18,746,730
		75,922,579
Ginnie Mae I Pool:
625655, 6.0000%, 1/15/34	39,127	41,087
784059, 4.0000%, 1/15/45	7,180,988	6,851,968
784182, 4.5000%, 8/15/46	9,201,247	9,092,853
BB4357, 4.0000%, 7/15/47	1,606,177	1,535,041
BC7161, 4.0000%, 8/15/47	226,739	216,970
BD7109, 4.0000%, 11/15/47	214,618	205,371
BD7135, 4.0000%, 12/15/47	636,585	608,391
		18,551,681
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	26,926,605	24,371,692
BB9817, 4.0000%, 8/20/47	937,039	895,832
BB9814, 4.0000%, 8/20/47	153,894	147,126
BB9835, 4.0000%, 8/20/47	143,772	137,449
MA5021, 4.5000%, 2/20/48	903,835	892,813
BH3673, 4.5000%, 5/20/48	1,258,656	1,235,973
BH3672, 4.5000%, 5/20/48	230,468	226,314
MA5264, 4.0000%, 6/20/48	7,050,302	6,753,900
MA5400, 5.0000%, 8/20/48	2,609,487	2,631,444
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Ginnie Mae II Pool – (continued)
MA5930, 3.5000%, 5/20/49	$35,475,631	$32,750,323
MA7255, 2.5000%, 3/20/51	34,296,303	29,544,741
MA7313, 3.0000%, 4/20/51	23,282,055	20,830,862
MA7473, 3.0000%, 7/20/51	18,743,168	16,765,498
MA7535, 3.0000%, 8/20/51	42,575,031	38,079,473
785843, 2.5000%, 1/20/52	25,434,104	21,605,098
		196,868,538
Total Mortgage-Backed Securities (cost $1,839,250,109)		1,803,125,772
United States Treasury Notes/Bonds – 5.8%
3.7500%, 4/30/27	44,150,000	44,212,086
3.8750%, 5/31/27	52,223,000	52,404,556
3.3750%, 9/15/28	163,544,000	162,432,411
3.6250%, 9/30/30	753,960,000	750,131,301
3.8750%, 9/30/32	19,574,000	19,509,773
4.2500%, 8/15/35	113,640,400	114,563,728
4.8750%, 8/15/45	245,136,000	250,613,258
4.7500%, 5/15/55	237,908,500	238,651,964
Total United States Treasury Notes/Bonds (cost $1,622,983,821)		1,632,519,077
Common Stocks – 63.5%
Aerospace & Defense – 1.4%
General Electric Co	857,389	257,919,759
Howmet Aerospace Inc	680,182	133,472,114
		391,391,873
Banks – 1.9%
JPMorgan Chase & Co	1,295,624	408,678,678
PNC Financial Services Group Inc/The	670,301	134,683,580
		543,362,258
Beverages – 0.5%
Monster Beverage Corp*	1,968,718	132,514,409
Biotechnology – 1.7%
AbbVie Inc	940,924	217,861,543
Amgen Inc	428,490	120,919,878
Vertex Pharmaceuticals Inc*	324,098	126,929,741
		465,711,162
Building Products – 0.6%
Trane Technologies PLC	391,684	165,274,981
Capital Markets – 3.5%
Charles Schwab Corp	1,102,949	105,298,541
CME Group Inc	628,933	169,931,407
Goldman Sachs Group Inc	263,592	209,911,489
Intercontinental Exchange Inc	968,366	163,150,304
Moody's Corp	160,144	76,305,413
Morgan Stanley	1,554,844	247,158,002
		971,755,156
Chemicals – 0.3%
Corteva Inc	1,311,175	88,674,765
Communications Equipment – 0.4%
Motorola Solutions Inc	226,760	103,695,080
Consumer Finance – 1.5%
American Express Co	1,310,315	435,234,230
Diversified Financial Services – 2.2%
Mastercard Inc - Class A	1,100,286	625,853,680
Electrical Equipment – 0.7%
Eaton Corp PLC	514,095	192,400,054
Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp	1,879,859	232,632,551
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
16 | September 30, 2025

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Entertainment – 2.0%
Netflix Inc*	229,190	$274,780,475
Walt Disney Co/The	2,416,274	276,663,373
		551,443,848
Food & Staples Retailing – 0.5%
Costco Wholesale Corp	145,431	134,615,296
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	1,435,149	192,223,857
Intuitive Surgical Inc*	298,965	133,706,117
Stryker Corp	416,389	153,926,522
		479,856,496
Health Care Providers & Services – 0.5%
HCA Healthcare Inc	317,355	135,256,701
Hotels, Restaurants & Leisure – 2.2%
Booking Holdings Inc	51,799	279,676,787
Hilton Worldwide Holdings Inc	567,165	147,145,288
Royal Caribbean Cruises Ltd	613,706	198,582,987
		625,405,062
Independent Power and Renewable Electricity Producers – 0.3%
Vistra Corp	424,764	83,219,763
Information Technology Services – 0.4%
Accenture PLC	407,024	100,372,118
Insurance – 1.5%
Marsh & McLennan Cos Inc	548,657	110,570,845
Progressive Corp/The	1,301,129	321,313,807
		431,884,652
Interactive Media & Services – 5.6%
Alphabet Inc - Class C	3,930,021	957,156,615
Meta Platforms Inc - Class A	845,916	621,223,792
		1,578,380,407
Life Sciences Tools & Services – 1.2%
Danaher Corp	803,285	159,259,284
Thermo Fisher Scientific Inc	382,899	185,713,673
		344,972,957
Machinery – 0.4%
Deere & Co	245,510	112,261,903
Multiline Retail – 3.0%
Amazon.com Inc*	3,902,802	856,938,235
Oil, Gas & Consumable Fuels – 0.7%
Chevron Corp	1,288,458	200,084,643
Pharmaceuticals – 2.2%
Eli Lilly & Co	430,308	328,325,004
Johnson & Johnson	1,079,747	200,206,689
Zoetis Inc	673,341	98,523,255
		627,054,948
Professional Services – 0.3%
Automatic Data Processing Inc	331,971	97,433,488
Road & Rail – 1.2%
Uber Technologies Inc*	2,174,885	213,073,484
Union Pacific Corp	466,701	110,314,115
		323,387,599
Semiconductor & Semiconductor Equipment – 10.6%
Broadcom Inc	1,978,267	652,650,066
KLA Corp	227,354	245,224,024
Lam Research Corp	1,793,370	240,132,243
NVIDIA Corp	9,841,876	1,836,297,221
		2,974,303,554
Software – 8.4%
Adobe Inc*	244,739	86,331,682
Cadence Design Systems Inc*	400,117	140,545,098
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Software – (continued)
Intuit Inc	252,510	$172,441,604
Microsoft Corp	3,081,315	1,595,967,104
Oracle Corp	719,066	202,230,122
ServiceNow Inc*	165,194	152,024,734
		2,349,540,344
Specialty Retail – 1.3%
Home Depot Inc	585,675	237,309,653
TJX Cos Inc	901,449	130,295,439
		367,605,092
Technology Hardware, Storage & Peripherals – 3.1%
Apple Inc	3,403,689	866,681,330
Textiles, Apparel & Luxury Goods – 0.5%
NIKE Inc - Class B	2,078,314	144,920,835
Tobacco – 0.4%
Philip Morris International Inc	753,447	122,209,103
Total Common Stocks (cost $7,333,440,263)		17,856,328,573
Investment Companies – 1.8%
Money Markets – 1.8%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $498,320,147)	498,224,982	498,324,627
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº,£	8,318,846	8,318,846
Time Deposits – 0%
Royal Bank of Canada, 4.0800%, 10/1/25	$2,079,712	2,079,712
Total Investments Purchased with Cash Collateral from Securities Lending (cost $10,398,558)		10,398,558
Total Investments (total cost $17,760,512,694) – 100.8%		28,327,590,833
Liabilities, net of Cash, Receivables and Other Assets – (0.8)%		(222,143,464)
Net Assets – 100%		$28,105,447,369

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$28,123,854,822	99.3%
France	50,809,866	0.2
Israel	36,375,730	0.1
United Kingdom	30,110,748	0.1
Australia	26,201,609	0.1
Brazil	25,047,064	0.1
Canada	24,466,293	0.1
Ireland	10,724,701	0.0
Total	$28,327,590,833	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
18 | September 30, 2025

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 1.8%
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$768,662,296	$4,033,882,064	$(4,304,212,820)	$15,084	$(21,997)	$498,324,627	498,224,982	$22,631,468
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	-	2,608,908,852	(2,600,590,006)	-	-	8,318,846	8,318,846	275,773 ∆
Total Affiliated Investments - 1.8%
	$768,662,296	$6,642,790,916	$(6,904,802,826)	$15,084	$(21,997)	$506,643,473	506,543,828	$22,907,241

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	11,378	1/6/26	$2,371,157,428	$(888,205)
5 Year US Treasury Note	11,688	1/6/26	1,276,274,818	(1,511,897)
US Treasury Long Bond	5,855	12/31/25	682,656,406	12,106,067
Total - Futures Long				9,705,965
Futures Short:
10 Year US Treasury Note	1,808	12/31/25	(203,400,000)	(213,674)
Ultra 10-Year Treasury Note	3,707	12/31/25	(426,594,609)	(1,847,944)
Ultra Long Term US Treasury Bond	4	12/31/25	(480,250)	4,187
Total - Futures Short				(2,057,431)
Total				$7,648,534
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of September 30, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of September 30, 2025
Interest Rate Contracts
Asset Derivatives:
*Futures contracts	$12,110,254
Liability Derivatives:
*Futures contracts	$4,461,720

*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the
Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Balanced Fund
Schedule of Investments
September 30, 2025
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended September 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$(98,835,761)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Interest Rate Contracts
Futures contracts	$8,722,098
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended September 30, 2025
Futures contracts:
Average notional amount of contracts - long	$4,077,503,361
Average notional amount of contracts - short	575,754,962

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$10,011,586	$—	$(10,011,586)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
20 | September 30, 2025

Janus Henderson Balanced Fund
Notes to Schedule of Investments and Other Information

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended September 30, 2025 is $4,021,745,380, which represents 14.3% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See  Notes to Financial Statements.

‡
Variable or floating rate security. Rate shown is the current rate as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2025.
#	Loaned security; a portion of the security is on loan at September 30, 2025.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of September 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/24	$4,806,285	$4,797,944	0.0%
The Fund has registration rights for certain restricted securities held as of September 30, 2025. The issuer incurs all registration costs.
Janus Investment Fund | 21

Janus Henderson Balanced Fund
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$3,161,248,875	$-
Bank Loans and Mezzanine Loans	-	193,307,958	-
Corporate Bonds	-	3,172,337,393	-
Mortgage-Backed Securities	-	1,803,125,772	-
United States Treasury Notes/Bonds	-	1,632,519,077	-
Common Stocks	17,856,328,573	-	-
Investment Companies	-	498,324,627	-
Investments Purchased with Cash Collateral from Securities Lending	-	10,398,558	-
Total Investments in Securities	$17,856,328,573	$10,471,262,260	$-
Other Financial Instruments(a):
Futures Contracts	12,110,254	-	-
Total Assets	$17,868,438,827	$10,471,262,260	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$4,461,720	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

22 | September 30, 2025

Janus Henderson Balanced Fund
Statement of Assets and Liabilities
September 30, 2025

Assets:
Unaffiliated investments, at value (cost $17,253,873,701)(1)	$27,820,947,360
Affiliated investments, at value (cost $506,638,993)	506,643,473
Cash	1,696,941
Collateral for To Be Announced transactions	376,260
Deposits with brokers for futures	41,760,000
Variation margin receivable on futures contracts	1,963,340
Trustees' deferred compensation	803,289
Receivables:
Investments sold	785,002,954
Interest	64,883,381
Fund shares sold	17,196,803
Dividends	4,559,327
Dividends from affiliates	1,435,632
Other assets	112,315
Total Assets	29,247,381,075
Liabilities:
Collateral for securities loaned (Note 3)	10,398,558
Variation margin payable on futures contracts	1,463,750
Payables:
Investments purchased	952,764,611
TBA investments purchased	110,300,058
Fund shares repurchased	38,298,652
Advisory fees	12,624,054
Dividends	8,005,354
Transfer agent fees and expenses	3,399,276
12b-1 Distribution and shareholder servicing fees	2,484,207
Trustees' deferred compensation fees	803,289
Trustees' fees and expenses	131,669
Professional fees	114,000
Affiliated fund administration fees payable	57,382
Custodian fees	21,421
Accrued expenses and other payables	1,067,425
Total Liabilities	1,141,933,706
Commitments and contingent liabilities (Note 4)
Net Assets	$28,105,447,369
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 23

Janus Henderson Balanced Fund
Statement of Assets and Liabilities
September 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$16,077,027,704
Total distributable earnings (loss)	12,028,419,665
Total Net Assets	$28,105,447,369
Net Assets - Class A Shares	$2,596,462,727
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	51,059,650
Net Asset Value Per Share(2)	$50.85
Maximum Offering Price Per Share(3)	$53.95
Net Assets - Class C Shares	$2,067,605,191
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	41,238,194
Net Asset Value Per Share(2)	$50.14
Net Assets - Class D Shares	$2,616,881,593
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	51,265,408
Net Asset Value Per Share	$51.05
Net Assets - Class I Shares	$12,816,511,545
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	250,984,782
Net Asset Value Per Share	$51.06
Net Assets - Class N Shares	$2,530,539,656
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	49,615,740
Net Asset Value Per Share	$51.00
Net Assets - Class R Shares	$431,735,715
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,557,867
Net Asset Value Per Share	$50.45
Net Assets - Class S Shares	$395,007,870
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,768,294
Net Asset Value Per Share	$50.85
Net Assets - Class T Shares	$4,650,703,072
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	91,258,640
Net Asset Value Per Share	$50.96

(1)	Includes $10,011,586 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
24 | September 30, 2025

Janus Henderson Balanced Fund
Statement of Operations
For the year ended September 30, 2025

Investment Income:
Interest	$492,921,475
Dividends	167,786,325
Dividends from affiliates	22,631,468
Affiliated securities lending income, net	275,773
Unaffiliated securities lending income, net	92,659
Other income	2,515,381
Total Investment Income	686,223,081
Expenses:
Advisory fees	145,444,972
12b-1 Distribution and shareholder servicing fees:
Class A Shares	5,873,742
Class C Shares	19,914,104
Class R Shares	2,045,829
Class S Shares	964,226
Transfer agent administrative fees and expenses:
Class D Shares	2,682,320
Class R Shares	1,024,527
Class S Shares	965,215
Class T Shares	11,246,249
Transfer agent networking and omnibus fees:
Class A Shares	1,540,113
Class C Shares	1,314,989
Class I Shares	11,848,932
Other transfer agent fees and expenses:
Class A Shares	117,069
Class C Shares	86,268
Class D Shares	197,339
Class I Shares	325,288
Class N Shares	97,575
Class R Shares	3,247
Class S Shares	3,143
Class T Shares	31,101
Shareholder reports expense	830,368
Affiliated fund administration fees	793,640
Trustees' fees and expenses	502,317
Registration fees	353,324
Professional fees	186,355
Custodian fees	159,618
Other expenses	1,897,939
Total Expenses	210,449,809
Less: Excess Expense Reimbursement and Waivers	(461,400)
Net Expenses	209,988,409
Net Investment Income/(Loss)	476,234,672
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	1,842,235,358
Investments in affiliates	15,084
Futures contracts	(98,835,761)
Total Net Realized Gain/(Loss) on Investments	1,743,414,681
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	1,053,174,104
Investments in affiliates	(21,997)
Futures contracts	8,722,098
Total Change in Unrealized Net Appreciation/Depreciation	1,061,874,205
Net Increase/(Decrease) in Net Assets Resulting from Operations	$3,281,523,558
See Notes to Financial Statements.
Janus Investment Fund | 25

Janus Henderson Balanced Fund
Statements of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$476,234,672	$477,019,655
Net realized gain/(loss) on investments	1,743,414,681	1,131,813,251
Change in unrealized net appreciation/depreciation	1,061,874,205	4,048,249,017
Net Increase/(Decrease) in Net Assets Resulting from Operations	3,281,523,558	5,657,081,923
Dividends and Distributions to Shareholders:
Class A Shares	(146,810,019)	(39,332,783)
Class C Shares	(121,336,044)	(24,157,822)
Class D Shares	(159,340,075)	(46,754,140)
Class I Shares	(773,472,014)	(226,174,529)
Class N Shares	(156,159,669)	(47,027,108)
Class R Shares	(24,615,658)	(5,797,091)
Class S Shares	(24,061,185)	(6,403,509)
Class T Shares	(291,749,698)	(86,143,109)
Net Decrease from Dividends and Distributions to Shareholders	(1,697,544,362)	(481,790,091)
Capital Share Transactions:
Class A Shares	151,609,067	(4,969,420)
Class C Shares	(215,406,767)	(312,490,258)
Class D Shares	6,857,191	(64,121,130)
Class I Shares	293,156,647	(145,618,242)
Class N Shares	67,522,552	(127,855,018)
Class R Shares	(10,754,229)	(43,813,516)
Class S Shares	(23,792,906)	(38,710,386)
Class T Shares	(256,604,944)	(493,061,060)
Net Increase/(Decrease) from Capital Share Transactions	12,586,611	(1,230,639,030)
Net Increase/(Decrease) in Net Assets	1,596,565,807	3,944,652,802
Net Assets:
Beginning of period	26,508,881,562	22,564,228,760
End of period	$28,105,447,369	$26,508,881,562
See Notes to Financial Statements.
26 | September 30, 2025

Janus Henderson Balanced Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$47.97	$38.80	$35.92	$44.26	$38.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.81	0.81	0.70	0.34	0.34
Net realized and unrealized gain/(loss)	5.12	9.19	3.25	(6.67)	6.02
Total from Investment Operations	5.93	10.00	3.95	(6.33)	6.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.82)	(0.83)	(0.75)	(0.33)	(0.41)
Distributions (from capital gains)	(2.23)	—	(0.32)	(1.68)	(0.46)
Total Dividends and Distributions	(3.05)	(0.83)	(1.07)	(2.01)	(0.87)
Net Asset Value, End of Period	$50.85	$47.97	$38.80	$35.92	$44.26
Total Return*	12.97%	25.93%	11.04%	(15.13)%	16.58%
Net Assets, End of Period (in thousands)	$2,596,463	$2,297,158	$1,865,079	$1,748,525	$1,963,351
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.89%	0.88%	0.89%	0.89%	0.89%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.89%	0.88%	0.89%	0.89%	0.89%
Ratio of Net Investment Income/(Loss)	1.70%	1.85%	1.80%	0.80%	0.80%
Portfolio Turnover Rate(2)	75%	76%	92%	79%	60%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 27

Janus Henderson Balanced Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$47.34	$38.29	$35.46	$43.74	$38.34
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.46	0.48	0.42	0.03	0.04
Net realized and unrealized gain/(loss)	5.05	9.07	3.21	(6.57)	5.95
Total from Investment Operations	5.51	9.55	3.63	(6.54)	5.99
Less Dividends and Distributions:
Dividends (from net investment income)	(0.48)	(0.50)	(0.48)	(0.06)	(0.13)
Distributions (from capital gains)	(2.23)	—	(0.32)	(1.68)	(0.46)
Total Dividends and Distributions	(2.71)	(0.50)	(0.80)	(1.74)	(0.59)
Net Asset Value, End of Period	$50.14	$47.34	$38.29	$35.46	$43.74
Total Return*	12.17%	25.03%	10.25%	(15.75)%	15.76%
Net Assets, End of Period (in thousands)	$2,067,605	$2,171,728	$2,035,792	$2,180,941	$2,817,466
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.60%	1.62%	1.59%	1.60%	1.60%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.60%	1.62%	1.59%	1.60%	1.60%
Ratio of Net Investment Income/(Loss)	1.00%	1.11%	1.10%	0.08%	0.10%
Portfolio Turnover Rate(2)	75%	76%	92%	79%	60%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
28 | September 30, 2025

Janus Henderson Balanced Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$48.14	$38.93	$36.04	$44.40	$38.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.90	0.90	0.78	0.41	0.42
Net realized and unrealized gain/(loss)	5.15	9.22	3.26	(6.68)	6.04
Total from Investment Operations	6.05	10.12	4.04	(6.27)	6.46
Less Dividends and Distributions:
Dividends (from net investment income)	(0.91)	(0.91)	(0.83)	(0.41)	(0.49)
Distributions (from capital gains)	(2.23)	—	(0.32)	(1.68)	(0.46)
Total Dividends and Distributions	(3.14)	(0.91)	(1.15)	(2.09)	(0.95)
Net Asset Value, End of Period	$51.05	$48.14	$38.93	$36.04	$44.40
Total Return*	13.20%	26.17%	11.24%	(14.97)%	16.80%
Net Assets, End of Period (in thousands)	$2,616,882	$2,461,743	$2,049,685	$1,946,256	$2,362,421
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.69%	0.69%	0.70%	0.70%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.69%	0.70%	0.70%	0.70%
Ratio of Net Investment Income/(Loss)	1.90%	2.04%	1.99%	0.98%	0.99%
Portfolio Turnover Rate(2)	75%	76%	92%	79%	60%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 29

Janus Henderson Balanced Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$48.16	$38.94	$36.05	$44.41	$38.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.91	0.91	0.79	0.43	0.44
Net realized and unrealized gain/(loss)	5.14	9.23	3.26	(6.68)	6.04
Total from Investment Operations	6.05	10.14	4.05	(6.25)	6.48
Less Dividends and Distributions:
Dividends (from net investment income)	(0.92)	(0.92)	(0.84)	(0.43)	(0.51)
Distributions (from capital gains)	(2.23)	—	(0.32)	(1.68)	(0.46)
Total Dividends and Distributions	(3.15)	(0.92)	(1.16)	(2.11)	(0.97)
Net Asset Value, End of Period	$51.06	$48.16	$38.94	$36.05	$44.41
Total Return*	13.20%	26.23%	11.28%	(14.93)%	16.86%
Net Assets, End of Period (in thousands)	$12,816,512	$11,799,023	$9,681,874	$9,457,091	$11,674,873
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.67%	0.66%	0.66%	0.66%	0.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.66%	0.66%	0.66%	0.65%
Ratio of Net Investment Income/(Loss)	1.93%	2.07%	2.03%	1.02%	1.04%
Portfolio Turnover Rate(2)	75%	76%	92%	79%	60%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
30 | September 30, 2025

Janus Henderson Balanced Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$48.10	$38.90	$36.01	$44.37	$38.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.96	0.95	0.83	0.47	0.48
Net realized and unrealized gain/(loss)	5.14	9.22	3.26	(6.69)	6.03
Total from Investment Operations	6.10	10.17	4.09	(6.22)	6.51
Less Dividends and Distributions:
Dividends (from net investment income)	(0.97)	(0.97)	(0.88)	(0.46)	(0.54)
Distributions (from capital gains)	(2.23)	—	(0.32)	(1.68)	(0.46)
Total Dividends and Distributions	(3.20)	(0.97)	(1.20)	(2.14)	(1.00)
Net Asset Value, End of Period	$51.00	$48.10	$38.90	$36.01	$44.37
Total Return*	13.33%	26.32%	11.39%	(14.87)%	16.96%
Net Assets, End of Period (in thousands)	$2,530,540	$2,315,386	$1,993,794	$1,777,708	$1,611,032
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of Net Investment Income/(Loss)	2.02%	2.16%	2.12%	1.13%	1.12%
Portfolio Turnover Rate(2)	75%	76%	92%	79%	60%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 31

Janus Henderson Balanced Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$47.62	$38.52	$35.67	$43.96	$38.52
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.60	0.62	0.53	0.15	0.16
Net realized and unrealized gain/(loss)	5.07	9.12	3.23	(6.61)	5.97
Total from Investment Operations	5.67	9.74	3.76	(6.46)	6.13
Less Dividends and Distributions:
Dividends (from net investment income)	(0.61)	(0.64)	(0.59)	(0.15)	(0.23)
Distributions (from capital gains)	(2.23)	—	(0.32)	(1.68)	(0.46)
Total Dividends and Distributions	(2.84)	(0.64)	(0.91)	(1.83)	(0.69)
Net Asset Value, End of Period	$50.45	$47.62	$38.52	$35.67	$43.96
Total Return*	12.48%	25.40%	10.56%	(15.50)%	16.08%
Net Assets, End of Period (in thousands)	$431,736	$418,696	$378,412	$368,360	$473,663
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.32%	1.31%	1.32%	1.32%	1.32%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.32%	1.31%	1.31%	1.32%	1.31%
Ratio of Net Investment Income/(Loss)	1.28%	1.42%	1.38%	0.35%	0.38%
Portfolio Turnover Rate(2)	75%	76%	92%	79%	60%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
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Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$47.97	$38.79	$35.91	$44.24	$38.76
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.72	0.73	0.63	0.25	0.27
Net realized and unrealized gain/(loss)	5.12	9.19	3.25	(6.65)	6.00
Total from Investment Operations	5.84	9.92	3.88	(6.40)	6.27
Less Dividends and Distributions:
Dividends (from net investment income)	(0.73)	(0.74)	(0.68)	(0.25)	(0.33)
Distributions (from capital gains)	(2.23)	—	(0.32)	(1.68)	(0.46)
Total Dividends and Distributions	(2.96)	(0.74)	(1.00)	(1.93)	(0.79)
Net Asset Value, End of Period	$50.85	$47.97	$38.79	$35.91	$44.24
Total Return*	12.76%	25.73%	10.84%	(15.29)%	16.35%
Net Assets, End of Period (in thousands)	$395,008	$396,524	$355,150	$373,119	$566,156
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.07%	1.07%	1.07%	1.07%	1.07%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.07%	1.06%	1.06%	1.07%	1.07%
Ratio of Net Investment Income/(Loss)	1.53%	1.67%	1.62%	0.59%	0.63%
Portfolio Turnover Rate(2)	75%	76%	92%	79%	60%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
Janus Investment Fund | 33

Janus Henderson Balanced Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$48.07	$38.87	$35.98	$44.34	$38.83
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.85	0.85	0.74	0.36	0.38
Net realized and unrealized gain/(loss)	5.12	9.21	3.26	(6.68)	6.02
Total from Investment Operations	5.97	10.06	4.00	(6.32)	6.40
Less Dividends and Distributions:
Dividends (from net investment income)	(0.85)	(0.86)	(0.79)	(0.36)	(0.43)
Distributions (from capital gains)	(2.23)	—	(0.32)	(1.68)	(0.46)
Total Dividends and Distributions	(3.08)	(0.86)	(1.11)	(2.04)	(0.89)
Net Asset Value, End of Period	$50.96	$48.07	$38.87	$35.98	$44.34
Total Return*	13.05%	26.05%	11.14%	(15.09)%	16.67%
Net Assets, End of Period (in thousands)	$4,650,703	$4,648,624	$4,204,443	$4,289,200	$5,616,342
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.82%	0.82%	0.82%	0.82%	0.82%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.80%	0.80%	0.81%	0.81%
Ratio of Net Investment Income/(Loss)	1.79%	1.93%	1.88%	0.87%	0.89%
Portfolio Turnover Rate(2)	75%	76%	92%	79%	60%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.
See Notes to Financial Statements.
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Janus Henderson Balanced Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Balanced Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the
investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
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Janus Henderson Balanced Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended September 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
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Janus Henderson Balanced Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 37

Janus Henderson Balanced Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended September 30, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise
38 | September 30, 2025

Janus Henderson Balanced Fund
Notes to Financial Statements
would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. The Fund is subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing its investment objective through its
Janus Investment Fund | 39

Janus Henderson Balanced Fund
Notes to Financial Statements
investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date on the exchange as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. In the event that foreign futures trade when the foreign equity markets are closed, the last foreign futures trade price shall be used.
Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the Schedule of Investments (if applicable). Such collateral is in the possession of the Fund’s futures commission merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the year, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the year, the Fund sold interest rate futures to decrease exposure to interest rate risk.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Fund’s total assets.
Below are descriptions of the types of loans held by the Fund as of September 30, 2025.
• Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.
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Janus Henderson Balanced Fund
Notes to Financial Statements
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate ("SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
• Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.
Mortgage- and Asset-Backed Securities
Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Fund’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
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Janus Henderson Balanced Fund
Notes to Financial Statements
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.
To mitigate the counterparty credit risk and in accordance with FINRA 4210 regulatory requirements on TBA commitments and other types of forward-settling transactions, the Fund enters into a Master Securities Forward Transaction Agreement (“MSFTA”) bilaterally with each counterparty with which it undertakes transactions. An MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of an MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by the defaulting party.
This right to close out and net payments across all transactions traded under an MSFTA may result in a reduction of the Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under an MSFTA, the collateral and margining requirements are contract specific. Amounts across all transactions traded under an MSFTA are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the Fund’s collateral or margin obligations under an MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash.
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Janus Henderson Balanced Fund
Notes to Financial Statements
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by
Janus Investment Fund | 43

Janus Henderson Balanced Fund
Notes to Financial Statements
the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of September 30, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $10,011,586. Gross amounts of recognized liabilities for securities lending (collateral received) as of September 30, 2025 is $10,398,558, resulting in the net amount due to the counterparty of
$386,972.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.55% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.68% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
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Janus Henderson Balanced Fund
Notes to Financial Statements
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $532,252 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
Janus Investment Fund | 45

Janus Henderson Balanced Fund
Notes to Financial Statements
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2025, the Distributor retained upfront sales charges of $284,614.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class A Shares paid CDSCs of $4,139 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class C Shares paid CDSCs of $146,010.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
46 | September 30, 2025

Janus Henderson Balanced Fund
Notes to Financial Statements
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended September 30, 2025, the Fund engaged in cross trades amounting to $4,825,924 in sales, resulting in a net realized loss of $369,601. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation and derivatives. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to
Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$9,562,167	$1,502,151,486	$-	$-	$(759,681)	$10,517,465,693
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddles, and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$17,810,125,140	$10,714,869,006	$(197,403,313)	$10,517,465,693
Information on the tax components of derivatives as of September 30, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$7,648,535	$-	$-	$-
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$501,477,013	$1,196,067,349	$-	$-
Janus Investment Fund | 47

Janus Henderson Balanced Fund
Notes to Financial Statements

For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$481,790,091	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $101,491,381, all of which is long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
6. Capital Share Transactions
	Year ended September 30, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	8,754,655	$414,208,057	8,016,559	$351,421,580
Reinvested dividends and distributions	2,617,675	122,725,437	736,142	33,087,311
Shares repurchased	(8,197,484)	(385,324,427)	(8,942,839)	(389,478,311)
Net Increase/(Decrease)	3,174,846	$151,609,067	(190,138)	$(4,969,420)
Class C Shares:
Shares sold	4,506,946	$210,134,240	4,936,014	$213,546,380
Reinvested dividends and distributions	2,484,177	114,626,480	509,355	22,585,245
Shares repurchased	(11,628,604)	(540,167,487)	(12,731,882)	(548,621,883)
Net Increase/(Decrease)	(4,637,481)	$(215,406,767)	(7,286,513)	$(312,490,258)
Class D Shares:
Shares sold	2,457,317	$115,902,980	2,573,747	$113,532,273
Reinvested dividends and distributions	3,252,268	153,026,656	995,776	44,893,248
Shares repurchased	(5,579,836)	(262,072,445)	(5,088,843)	(222,546,651)
Net Increase/(Decrease)	129,749	$6,857,191	(1,519,320)	$(64,121,130)
Class I Shares:
Shares sold	36,816,273	$1,746,520,151	39,539,318	$1,735,435,736
Reinvested dividends and distributions	15,112,871	711,523,664	4,602,147	207,649,301
Shares repurchased	(45,948,235)	(2,164,887,168)	(47,773,725)	(2,088,703,279)
Net Increase/(Decrease)	5,980,909	$293,156,647	(3,632,260)	$(145,618,242)
Class N Shares:
Shares sold	10,870,633	$515,945,410	8,246,489	$360,860,260
Reinvested dividends and distributions	2,995,129	140,862,583	945,758	42,565,163
Shares repurchased	(12,383,869)	(589,285,441)	(12,318,809)	(531,280,441)
Net Increase/(Decrease)	1,481,893	$67,522,552	(3,126,562)	$(127,855,018)
Class R Shares:
Shares sold	703,723	$33,091,348	654,563	$28,488,006
Reinvested dividends and distributions	528,937	24,572,560	129,679	5,782,110
Shares repurchased	(1,467,620)	(68,418,137)	(1,816,391)	(78,083,632)
Net Increase/(Decrease)	(234,960)	$(10,754,229)	(1,032,149)	$(43,813,516)
Class S Shares:
Shares sold	914,437	$43,151,088	1,103,724	$48,967,509
Reinvested dividends and distributions	500,902	23,459,701	139,832	6,274,223
Shares repurchased	(1,913,349)	(90,403,695)	(2,132,695)	(93,952,118)
Net Increase/(Decrease)	(498,010)	$(23,792,906)	(889,139)	$(38,710,386)
Class T Shares:
Shares sold	5,439,677	$257,074,592	6,016,618	$263,389,376
Reinvested dividends and distributions	6,124,552	287,592,625	1,890,960	85,013,739
Shares repurchased	(17,015,707)	(801,272,161)	(19,368,526)	(841,464,175)
Net Increase/(Decrease)	(5,451,478)	$(256,604,944)	(11,460,948)	$(493,061,060)
7. Purchases and Sales of Investment Securities
For the year ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as
48 | September 30, 2025

Janus Henderson Balanced Fund
Notes to Financial Statements
applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$8,267,162,184	$9,860,192,393	$11,158,745,654	$10,665,237,290
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 49

Janus Henderson Balanced Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Balanced Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
50 | September 30, 2025

Janus Henderson Balanced Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2025:
Section 163(j) Interest Dividend	74%
Capital Gain Distributions	$1,297,558,730
Dividends Received Deduction Percentage	33%
Qualified Dividend Income Percentage	34%
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Janus Henderson Balanced Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Balanced Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Janus Henderson Balanced Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Balanced Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 55

Janus Henderson Balanced Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Janus Henderson Balanced Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 57

Janus Henderson Balanced Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
58 | September 30, 2025

Janus Henderson Balanced Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 59

Janus Henderson Balanced Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
60 | September 30, 2025

Janus Henderson Balanced Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 61

Janus Henderson Balanced Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
62 | September 30, 2025

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93037 11-25

ANNUAL FINANCIAL STATEMENTS

September 30, 2025
Janus Henderson Contrarian Fund
Janus Investment Fund

Janus Henderson Contrarian Fund

Janus Henderson Contrarian Fund
Schedule of Investments
September 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 99.4%
Aerospace & Defense – 3.1%
Howmet Aerospace Inc	799,932	$156,970,656
Banks – 9.8%
Cullen/Frost Bankers Inc	853,195	108,159,530
PNC Financial Services Group Inc/The	1,146,607	230,387,745
Western Alliance Bancorp	1,738,289	150,744,422
		489,291,697
Beverages – 1.7%
Monster Beverage Corp*	1,282,875	86,350,316
Biotechnology – 6.5%
Argenx SE (ADR)*	174,068	128,385,594
Madrigal Pharmaceuticals Inc*	295,775	135,660,161
Metsera Inc*,#	699,817	36,621,424
Vaxcyte Inc*	681,033	24,530,809
		325,197,988
Building Products – 1.6%
Builders FirstSource Inc*	661,105	80,158,981
Capital Markets – 8.6%
Blackstone Group Inc	857,989	146,587,421
Bullish*	704,185	44,793,208
Hong Kong Exchanges & Clearing Ltd	2,144,900	121,914,716
Intercontinental Exchange Inc	688,409	115,983,148
		429,278,493
Consumer Finance – 5.9%
Capital One Financial Corp	1,359,464	288,994,857
Figure Technology Solutions Inc - Class A*	128,093	4,658,743
		293,653,600
Electrical Equipment – 3.8%
Vertiv Holdings Co	1,262,443	190,452,151
Energy Equipment & Services – 1.3%
Baker Hughes Co	1,297,093	63,194,371
Health Care Equipment & Supplies – 1.6%
Lantheus Holdings Inc*	1,561,326	80,080,411
Health Care Providers & Services – 8.6%
CVS Health Corp	357,000	26,914,230
Surgery Partners Inc*,£	12,479,640	270,059,410
UnitedHealth Group Inc	379,734	131,122,150
		428,095,790
Hotels, Restaurants & Leisure – 9.2%
Caesars Entertainment Inc*	7,255,494	196,079,725
Flutter Entertainment PLC*	588,718	149,534,372
Sportradar Group AG - Class A*	2,271,181	61,094,769
Wingstop Inc	217,827	54,822,700
		461,531,566
Industrial Conglomerates – 2.5%
3M Co	787,512	122,206,112
Life Sciences Tools & Services – 1.2%
Sotera Health Co*	3,903,536	61,402,621
Media – 1.9%
Nexstar Media Group Inc	488,686	96,632,770
Metals & Mining – 1.5%
Freeport-McMoRan Inc	1,959,851	76,865,356
Multiline Retail – 4.1%
Amazon.com Inc*	930,055	204,212,176
Personal Products – 0.1%
Beauty Health Co/The*	2,500,000	4,975,000
Residential Real Estate Investment Trusts (REITs) – 1.0%
Mid-America Apartment Communities Inc	361,951	50,575,413
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Contrarian Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – 7.2%
Marvell Technology Inc	2,035,911	$171,159,038
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	668,975	186,838,027
		357,997,065
Software – 13.9%
HubSpot Inc*	221,325	103,535,835
Oracle Corp	1,678,906	472,175,523
Yandex NV*	1,065,429	119,615,714
		695,327,072
Technology Hardware, Storage & Peripherals – 2.1%
Dell Technologies Inc	748,665	106,138,237
Trading Companies & Distributors – 2.2%
Core & Main Inc - Class A*	2,035,208	109,555,247
Total Common Stocks (cost $3,778,198,818)		4,970,143,089
Investment Companies – 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $19,476,298)	19,472,404	19,476,298
Investments Purchased with Cash Collateral from Securities Lending – 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº,£	10,207,447	10,207,447
Time Deposits – 0%
Royal Bank of Canada, 4.0800%, 10/1/25	$2,551,862	2,551,862
Total Investments Purchased with Cash Collateral from Securities Lending (cost $12,759,309)		12,759,309
Total Investments (total cost $3,810,434,425) – 100.0%		5,002,378,696
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(457,385)
Net Assets – 100%		$5,001,921,311

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$4,339,736,668	86.8%
Taiwan	186,838,027	3.7
Belgium	128,385,594	2.6
Hong Kong	121,914,716	2.4
Netherlands	119,615,714	2.4
Switzerland	61,094,769	1.2
Cayman Islands	44,793,208	0.9
Total	$5,002,378,696	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Common Stocks - 5.4%
Health Care Providers & Services - 5.4%
Surgery Partners Inc*
	$162,495,919	$178,188,433	$(7,075,912)	$(1,960,990)	$(61,588,040)	$270,059,410	12,479,640	$-
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2025

Janus Henderson Contrarian Fund
Schedule of Investments
September 30, 2025

Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Common Stocks - (continued)
Personal Products - N/A
Beauty Health Co/The*,š
	$16,009,870	$-	$(15,218,999)	$(95,931,111)	$100,115,240	$N/A	N/A	$-
Total Common Stocks - 5.4%
	$178,505,789	$178,188,433	$(22,294,911)	$(97,892,101)	$38,527,200	$270,059,410	12,479,640	$-
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	57,107,123	1,304,685,651	(1,342,317,790)	(3,485)	4,799	19,476,298	19,472,404	2,295,429
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	11,654,371	212,961,972	(214,408,896)	-	-	10,207,447	10,207,447	116,041 ∆
Total Affiliated Investments - 6.0%
	$247,267,283	$1,695,836,056	$(1,579,021,597)	$(97,895,586)	$38,531,999	$299,743,155	42,159,491	$2,411,470

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Put Options:
Bank of America, National Association:
Unitedhealth Group Inc	1,000	360.00	USD	11/21/25	$34,530,000	$2,950,000	$77,113	$(2,872,887)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of September 30, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of September 30, 2025
Equity Contracts
Liability Derivatives:
OTC options written, at value	$2,872,887
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended September 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Written options contracts	$10,743,808
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Contrarian Fund
Schedule of Investments
September 30, 2025

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Written options contracts	$49,418
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended September 30, 2025
Options:
Average value of option contracts written	$2,765,439

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$12,539,472	$—	$(12,539,472)	$—

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$2,872,887	$—	$(2,850,000)	$22,887

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | September 30, 2025

Janus Henderson Contrarian Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
#	Loaned security; a portion of the security is on loan at September 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š
Security was an affiliate during the period, but is no longer an affiliate as of September 30, 2025. Refer to the Schedule of Investments for
security value at September 30, 2025. Dividend Income, Realized Gain/(Loss), and Change in Unrealized Appreciation/Depreciation
columns in the Schedule of Affiliated Investments – (% of Net Assets) reflect amounts for the entire period ended September 30, 2025 and not just the period in which the security was affiliated.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Capital Markets	$307,363,777	$121,914,716	$-
All Other	4,540,864,596	-	-
Investment Companies	-	19,476,298	-
Investments Purchased with Cash Collateral from Securities Lending	-	12,759,309	-
Total Assets	$4,848,228,373	$154,150,323	$-
Liabilities
Other Financial Instruments(a):
OTC Options Written, at Value	$-	$2,872,887	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Investment Fund | 5

Janus Henderson Contrarian Fund
Statement of Assets and Liabilities
September 30, 2025

Assets:
Unaffiliated investments, at value (cost $3,469,959,641)(1)	$4,702,635,541
Affiliated investments, at value (cost $340,474,784)	299,743,155
Deposits with brokers for OTC derivatives	2,850,000
Trustees' deferred compensation	143,421
Receivables:
Investments sold	16,089,208
Fund shares sold	1,110,401
Dividends	497,314
Dividends from affiliates	80,246
Other assets	51,499
Total Assets	5,023,200,785
Liabilities:
Due to custodian	6,357
Collateral for securities loaned (Note 3)	12,759,309
OTC options written, at value (premiums received $2,950,000)	2,872,887
Payables:
Fund shares repurchased	2,381,684
Advisory fees	2,051,821
Transfer agent fees and expenses	629,781
Trustees' deferred compensation fees	143,421
Professional fees	75,952
12b-1 Distribution and shareholder servicing fees	29,148
Trustees' fees and expenses	23,111
Affiliated fund administration fees payable	10,235
Custodian fees	5,280
Accrued expenses and other payables	290,488
Total Liabilities	21,279,474
Commitments and contingent liabilities (Note 4)
Net Assets	$5,001,921,311
See Notes to Financial Statements.
6  | September 30, 2025

Janus Henderson Contrarian Fund
Statement of Assets and Liabilities
September 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,344,364,699
Total distributable earnings (loss)	1,657,556,612
Total Net Assets	$5,001,921,311
Net Assets - Class A Shares	$67,643,448
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,211,230
Net Asset Value Per Share(2)	$30.59
Maximum Offering Price Per Share(3)	$32.46
Net Assets - Class C Shares	$17,130,446
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	646,549
Net Asset Value Per Share(2)	$26.50
Net Assets - Class D Shares	$3,053,216,348
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	99,063,298
Net Asset Value Per Share	$30.82
Net Assets - Class I Shares	$674,134,549
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	21,869,190
Net Asset Value Per Share	$30.83
Net Assets - Class N Shares	$110,047,176
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,576,743
Net Asset Value Per Share	$30.77
Net Assets - Class R Shares	$2,164,528
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	75,321
Net Asset Value Per Share	$28.74
Net Assets - Class S Shares	$1,487,232
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	48,820
Net Asset Value Per Share	$30.46
Net Assets - Class T Shares	$1,076,097,584
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	34,973,582
Net Asset Value Per Share	$30.77

(1)	Includes $12,539,472 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Contrarian Fund
Statement of Operations
For the year ended September 30, 2025

Investment Income:
Dividends	$45,040,935
Interest	2,731,356
Dividends from affiliates	2,295,429
Affiliated securities lending income, net	116,041
Unaffiliated securities lending income, net	33,760
Other income	20,974
Foreign tax withheld	(297,234)
Total Investment Income	49,941,261
Expenses:
Advisory fees	23,830,974
12b-1 Distribution and shareholder servicing fees:
Class A Shares	165,889
Class C Shares	164,260
Class R Shares	10,893
Class S Shares	3,733
Transfer agent administrative fees and expenses:
Class D Shares	3,156,762
Class R Shares	5,474
Class S Shares	3,734
Class T Shares	2,583,271
Transfer agent networking and omnibus fees:
Class A Shares	79,021
Class C Shares	15,656
Class I Shares	687,299
Other transfer agent fees and expenses:
Class A Shares	3,539
Class C Shares	916
Class D Shares	321,709
Class I Shares	20,692
Class N Shares	4,796
Class R Shares	155
Class S Shares	52
Class T Shares	9,515
Shareholder reports expense	393,092
Registration fees	179,459
Custodian fees	144,269
Affiliated fund administration fees	143,386
Professional fees	104,322
Trustees' fees and expenses	90,588
Other expenses	389,037
Total Expenses	32,512,493
Less: Excess Expense Reimbursement and Waivers	(161,078)
Net Expenses	32,351,415
Net Investment Income/(Loss)	17,589,846
See Notes to Financial Statements.
8  | September 30, 2025

Janus Henderson Contrarian Fund
Statement of Operations
For the year ended September 30, 2025
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$622,463,999
Investments in affiliates	(97,895,586)
Written options contracts	10,743,808
Total Net Realized Gain/(Loss) on Investments	535,312,221
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(114,884,555)
Investments in affiliates	38,531,999
Written options contracts	49,418
Total Change in Unrealized Net Appreciation/Depreciation	(76,303,138)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$476,598,929
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Contrarian Fund
Statements of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$17,589,846	$23,955,390
Net realized gain/(loss) on investments	535,312,221	474,065,616
Change in unrealized net appreciation/depreciation	(76,303,138)	832,856,015
Net Increase/(Decrease) in Net Assets Resulting from Operations	476,598,929	1,330,877,021
Dividends and Distributions to Shareholders:
Class A Shares	(7,355,104)	(4,414,558)
Class C Shares	(2,206,898)	(1,412,725)
Class D Shares	(303,691,670)	(176,139,953)
Class I Shares	(75,641,817)	(50,419,610)
Class N Shares	(11,380,779)	(7,305,342)
Class R Shares	(239,114)	(114,958)
Class S Shares	(158,192)	(117,472)
Class T Shares	(109,480,151)	(66,863,860)
Net Decrease from Dividends and Distributions to Shareholders	(510,153,725)	(306,788,478)
Capital Share Transactions:
Class A Shares	(4,096,847)	(2,998,453)
Class C Shares	(2,042,795)	(3,519,149)
Class D Shares	95,111,534	(31,181,080)
Class I Shares	(24,133,004)	(173,984,737)
Class N Shares	2,229,871	1,546,567
Class R Shares	(286,488)	206,581
Class S Shares	(131,561)	(497,909)
Class T Shares	(24,495,855)	(51,147,345)
Net Increase/(Decrease) from Capital Share Transactions	42,154,855	(261,575,525)
Net Increase/(Decrease) in Net Assets	8,600,059	762,513,018
Net Assets:
Beginning of period	4,993,321,252	4,230,808,234
End of period	$5,001,921,311	$4,993,321,252
See Notes to Financial Statements.
10 | September 30, 2025

Janus Henderson Contrarian Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$30.70	$24.74	$20.87	$31.37	$22.46
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.08	0.11	0.03	0.04
Net realized and unrealized gain/(loss)	2.97	7.67	3.82	(7.74)	9.28
Total from Investment Operations	3.01	7.75	3.93	(7.71)	9.32
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.08)	(0.06)	(0.05)	(0.10)
Distributions (from capital gains)	(3.06)	(1.71)	—	(2.74)	(0.31)
Total Dividends and Distributions	(3.12)	(1.79)	(0.06)	(2.79)	(0.41)
Net Asset Value, End of Period	$30.59	$30.70	$24.74	$20.87	$31.37
Total Return*	10.27%	33.40%	18.86%	(26.77)%	41.82%
Net Assets, End of Period (in thousands)	$67,643	$73,194	$61,193	$54,652	$63,005
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.90%	0.89%	0.99%	1.08%	1.12%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.89%	0.99%	1.08%	1.12%
Ratio of Net Investment Income/(Loss)	0.14%	0.30%	0.44%	0.11%	0.14%
Portfolio Turnover Rate	52%	42%	45%	48%	37%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Contrarian Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.09	$22.11	$18.72	$28.59	$20.55
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.12)	(0.10)	(0.05)	(0.15)	(0.14)
Net realized and unrealized gain/(loss)	2.59	6.79	3.44	(6.98)	8.49
Total from Investment Operations	2.47	6.69	3.39	(7.13)	8.35
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(3.06)	(1.71)	—	(2.74)	(0.31)
Total Dividends and Distributions	(3.06)	(1.71)	—	(2.74)	(0.31)
Net Asset Value, End of Period	$26.50	$27.09	$22.11	$18.72	$28.59
Total Return*	9.58%	32.41%	18.11%	(27.34)%	40.91%
Net Assets, End of Period (in thousands)	$17,130	$19,945	$19,460	$21,790	$21,150
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.54%	1.61%	1.68%	1.82%	1.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.54%	1.61%	1.68%	1.82%	1.81%
Ratio of Net Investment Income/(Loss)	(0.50)%	(0.42)%	(0.24)%	(0.63)%	(0.52)%
Portfolio Turnover Rate	52%	42%	45%	48%	37%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | September 30, 2025

Janus Henderson Contrarian Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$30.91	$24.90	$21.01	$31.54	$22.56
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.11	0.15	0.17	0.09	0.10
Net realized and unrealized gain/(loss)	2.99	7.71	3.84	(7.79)	9.33
Total from Investment Operations	3.10	7.86	4.01	(7.70)	9.43
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.14)	(0.12)	(0.09)	(0.14)
Distributions (from capital gains)	(3.06)	(1.71)	—	(2.74)	(0.31)
Total Dividends and Distributions	(3.19)	(1.85)	(0.12)	(2.83)	(0.45)
Net Asset Value, End of Period	$30.82	$30.91	$24.90	$21.01	$31.54
Total Return*	10.53%	33.71%	19.15%	(26.60)%	42.18%
Net Assets, End of Period (in thousands)	$3,053,216	$2,968,836	$2,400,757	$2,122,792	$3,021,999
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.65%	0.64%	0.76%	0.86%	0.90%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.65%	0.64%	0.76%	0.86%	0.90%
Ratio of Net Investment Income/(Loss)	0.39%	0.55%	0.67%	0.33%	0.34%
Portfolio Turnover Rate	52%	42%	45%	48%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Contrarian Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$30.91	$24.90	$21.01	$31.55	$22.58
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.15	0.17	0.10	0.14
Net realized and unrealized gain/(loss)	3.00	7.71	3.85	(7.79)	9.30
Total from Investment Operations	3.12	7.86	4.02	(7.69)	9.44
Less Dividends and Distributions:
Dividends (from net investment income)	(0.14)	(0.14)	(0.13)	(0.11)	(0.16)
Distributions (from capital gains)	(3.06)	(1.71)	—	(2.74)	(0.31)
Total Dividends and Distributions	(3.20)	(1.85)	(0.13)	(2.85)	(0.47)
Net Asset Value, End of Period	$30.83	$30.91	$24.90	$21.01	$31.55
Total Return*	10.59%	33.73%	19.18%	(26.57)%	42.18%
Net Assets, End of Period (in thousands)	$674,135	$712,611	$730,721	$754,492	$679,220
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.63%	0.62%	0.73%	0.83%	0.85%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.63%	0.62%	0.73%	0.83%	0.85%
Ratio of Net Investment Income/(Loss)	0.42%	0.57%	0.70%	0.36%	0.48%
Portfolio Turnover Rate	52%	42%	45%	48%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | September 30, 2025

Janus Henderson Contrarian Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$30.86	$24.86	$20.98	$31.50	$22.54
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.18	0.20	0.12	0.13
Net realized and unrealized gain/(loss)	2.99	7.70	3.84	(7.77)	9.31
Total from Investment Operations	3.14	7.88	4.04	(7.65)	9.44
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.17)	(0.16)	(0.13)	(0.17)
Distributions (from capital gains)	(3.06)	(1.71)	—	(2.74)	(0.31)
Total Dividends and Distributions	(3.23)	(1.88)	(0.16)	(2.87)	(0.48)
Net Asset Value, End of Period	$30.77	$30.86	$24.86	$20.98	$31.50
Total Return*	10.68%	33.91%	19.30%	(26.50)%	42.28%
Net Assets, End of Period (in thousands)	$110,047	$107,976	$81,340	$83,560	$78,699
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.53%	0.51%	0.62%	0.73%	0.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.53%	0.51%	0.62%	0.73%	0.77%
Ratio of Net Investment Income/(Loss)	0.52%	0.67%	0.82%	0.46%	0.46%
Portfolio Turnover Rate	52%	42%	45%	48%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Contrarian Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$29.08	$23.55	$19.91	$30.14	$21.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.08)	(0.04)	(0.01)	(0.09)	(0.10)
Net realized and unrealized gain/(loss)	2.80	7.28	3.65	(7.40)	8.93
Total from Investment Operations	2.72	7.24	3.64	(7.49)	8.83
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(3.06)	(1.71)	—	(2.74)	(0.31)
Total Dividends and Distributions	(3.06)	(1.71)	—	(2.74)	(0.31)
Net Asset Value, End of Period	$28.74	$29.08	$23.55	$19.91	$30.14
Total Return*	9.80%	32.78%	18.28%	(27.11)%	41.11%
Net Assets, End of Period (in thousands)	$2,165	$2,451	$1,794	$1,628	$1,450
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.41%	1.41%	1.54%	1.62%	1.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.36%	1.35%	1.46%	1.55%	1.61%
Ratio of Net Investment Income/(Loss)	(0.31)%	(0.17)%	(0.03)%	(0.36)%	(0.33)%
Portfolio Turnover Rate	52%	42%	45%	48%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | September 30, 2025

Janus Henderson Contrarian Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$30.58	$24.64	$20.80	$31.34	$22.41
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)	0.02	0.05	(0.02)	(0.03)
Net realized and unrealized gain/(loss)	2.96	7.65	3.82	(7.74)	9.27
Total from Investment Operations	2.94	7.67	3.87	(7.76)	9.24
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.02)	(0.03)	(0.04)	—
Distributions (from capital gains)	(3.06)	(1.71)	—	(2.74)	(0.31)
Total Dividends and Distributions	(3.06)	(1.73)	(0.03)	(2.78)	(0.31)
Net Asset Value, End of Period	$30.46	$30.58	$24.64	$20.80	$31.34
Total Return*	10.06%	33.10%	18.64%	(26.94)%	41.49%
Net Assets, End of Period (in thousands)	$1,487	$1,637	$1,796	$1,402	$739
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.22%	1.21%	1.29%	1.41%	1.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.10%	1.09%	1.21%	1.30%	1.35%
Ratio of Net Investment Income/(Loss)	(0.06)%	0.09%	0.21%	(0.08)%	(0.09)%
Portfolio Turnover Rate	52%	42%	45%	48%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Contrarian Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$30.86	$24.86	$20.97	$31.48	$22.54
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.12	0.14	0.06	0.07
Net realized and unrealized gain/(loss)	2.99	7.70	3.85	(7.77)	9.30
Total from Investment Operations	3.07	7.82	3.99	(7.71)	9.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.10)	(0.11)	(0.10)	(0.06)	(0.12)
Distributions (from capital gains)	(3.06)	(1.71)	—	(2.74)	(0.31)
Total Dividends and Distributions	(3.16)	(1.82)	(0.10)	(2.80)	(0.43)
Net Asset Value, End of Period	$30.77	$30.86	$24.86	$20.97	$31.48
Total Return*	10.43%	33.57%	19.04%	(26.66)%	41.94%
Net Assets, End of Period (in thousands)	$1,076,098	$1,106,670	$933,747	$866,118	$1,259,649
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.77%	0.76%	0.87%	0.98%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.74%	0.85%	0.96%	1.00%
Ratio of Net Investment Income/(Loss)	0.28%	0.45%	0.58%	0.23%	0.24%
Portfolio Turnover Rate	52%	42%	45%	48%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | September 30, 2025

Janus Henderson Contrarian Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Contrarian Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940
Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Janus Investment Fund | 19

Janus Henderson Contrarian Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended September 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
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Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
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Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended September 30, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise
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Notes to Financial Statements
would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost
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Janus Henderson Contrarian Fund
Notes to Financial Statements
for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the year, the Fund wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.
During the year, the Fund wrote put options on various for the purpose of increasing exposure to individual equity risk and/or generating income.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
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Notes to Financial Statements
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other
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Janus Henderson Contrarian Fund
Notes to Financial Statements
affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of September 30, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $12,539,472. Gross amounts of recognized liabilities for securities lending (collateral received) as of September 30, 2025 is $12,759,309, resulting in the net amount due to the counterparty of
$219,837.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of
September 30, 2025” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
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Janus Henderson Contrarian Fund
Notes to Financial Statements
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the S&P 500® Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±7.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended September 30, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.50%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.75% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $532,252 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
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Janus Henderson Contrarian Fund
Notes to Financial Statements
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2025, the Distributor retained upfront sales charges of $12,283.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class A Shares paid CDSCs of $72 to Janus Henderson
Distributors.
28 | September 30, 2025

Janus Henderson Contrarian Fund
Notes to Financial Statements
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class C Shares paid CDSCs of $2,161.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended September 30, 2025, the Fund engaged in cross trades amounting to $2,256,863 in sales, resulting in a net realized loss of $477,547. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Janus Investment Fund | 29

Janus Henderson Contrarian Fund
Notes to Financial Statements
Other book to tax differences primarily consist of deferred compensation and derivatives. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to
Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$9,702,824	$466,627,530	$-	$-	$(51,067)	$1,181,277,325
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2025 are noted below.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$3,821,101,371	$1,520,818,930	$(339,541,605)	$1,181,277,325
Information on the tax components of derivatives as of September 30, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(2,950,000)	$77,113	$-	$77,113
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$53,172,943	$456,980,782	$-	$-

For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$22,305,296	$284,483,182	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $24,798,308, including $24,021,216 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
30 | September 30, 2025

Janus Henderson Contrarian Fund
Notes to Financial Statements
6. Capital Share Transactions
	Year ended September 30, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	308,213	$8,810,468	390,638	$10,306,771
Reinvested dividends and distributions	208,528	6,101,543	151,076	3,604,673
Shares repurchased	(689,765)	(19,008,858)	(630,724)	(16,909,897)
Net Increase/(Decrease)	(173,024)	$(4,096,847)	(89,010)	$(2,998,453)
Class C Shares:
Shares sold	60,995	$1,561,506	73,846	$1,707,282
Reinvested dividends and distributions	79,106	2,014,819	60,721	1,285,470
Shares repurchased	(229,857)	(5,619,120)	(278,580)	(6,511,901)
Net Increase/(Decrease)	(89,756)	$(2,042,795)	(144,013)	$(3,519,149)
Class D Shares:
Shares sold	2,193,402	$62,480,508	1,735,825	$46,127,750
Reinvested dividends and distributions	9,927,762	292,074,733	7,083,881	169,800,627
Shares repurchased	(9,119,535)	(259,443,707)	(9,191,678)	(247,109,457)
Net Increase/(Decrease)	3,001,629	$95,111,534	(371,972)	$(31,181,080)
Class I Shares:
Shares sold	6,169,860	$179,826,523	6,633,110	$174,324,788
Reinvested dividends and distributions	2,498,424	73,503,644	2,044,919	49,016,708
Shares repurchased	(9,855,437)	(277,463,171)	(14,971,995)	(397,326,233)
Net Increase/(Decrease)	(1,187,153)	$(24,133,004)	(6,293,966)	$(173,984,737)
Class N Shares:
Shares sold	1,120,925	$31,841,505	2,182,193	$56,454,192
Reinvested dividends and distributions	378,213	11,096,775	299,543	7,162,066
Shares repurchased	(1,421,741)	(40,708,409)	(2,254,393)	(62,069,691)
Net Increase/(Decrease)	77,397	$2,229,871	227,343	$1,546,567
Class R Shares:
Shares sold	23,609	$600,488	27,231	$688,730
Reinvested dividends and distributions	8,524	235,176	4,976	112,915
Shares repurchased	(41,100)	(1,122,152)	(24,091)	(595,064)
Net Increase/(Decrease)	(8,967)	$(286,488)	8,116	$206,581
Class S Shares:
Shares sold	4,272	$116,000	13,137	$356,516
Reinvested dividends and distributions	5,421	158,192	4,934	117,472
Shares repurchased	(14,383)	(405,753)	(37,448)	(971,897)
Net Increase/(Decrease)	(4,690)	$(131,561)	(19,377)	$(497,909)
Class T Shares:
Shares sold	2,812,134	$81,053,576	2,497,312	$67,029,618
Reinvested dividends and distributions	3,657,532	107,494,874	2,749,409	65,875,840
Shares repurchased	(7,361,631)	(213,044,305)	(6,946,291)	(184,052,803)
Net Increase/(Decrease)	(891,965)	$(24,495,855)	(1,699,570)	$(51,147,345)
7. Purchases and Sales of Investment Securities
For the year ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$2,487,479,649	$2,958,407,211	$-	$-
Janus Investment Fund | 31

Janus Henderson Contrarian Fund
Notes to Financial Statements
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
32 | September 30, 2025

Janus Henderson Contrarian Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Contrarian Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Contrarian Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 33

Janus Henderson Contrarian Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2025:
Section 163(j) Interest Dividend	10%
Capital Gain Distributions	$481,001,998
Dividends Received Deduction Percentage	100%
Qualified Dividend Income Percentage	100%
34 | September 30, 2025

Janus Henderson Contrarian Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 35

Janus Henderson Contrarian Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
36 | September 30, 2025

Janus Henderson Contrarian Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 37

Janus Henderson Contrarian Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
38 | September 30, 2025

Janus Henderson Contrarian Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
Janus Investment Fund | 39

Janus Henderson Contrarian Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
40 | September 30, 2025

Janus Henderson Contrarian Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 41

Janus Henderson Contrarian Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
42 | September 30, 2025

Janus Henderson Contrarian Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
Janus Investment Fund | 43

Janus Henderson Contrarian Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
44 | September 30, 2025

Janus Henderson Contrarian Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 45

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93038 11-25

ANNUAL FINANCIAL STATEMENTS

September 30, 2025
Janus Henderson Enterprise Fund
Janus Investment Fund

Janus Henderson Enterprise Fund

Janus Henderson Enterprise Fund
Schedule of Investments
September 30, 2025

	Shares	Value
Common Stocks – 96.3%
Aerospace & Defense – 0.6%
Standardaero Inc*	5,345,304	$145,873,346
Airlines – 1.1%
Ryanair Holdings PLC	2,031,916	59,435,571
Ryanair Holdings PLC (ADR)	3,441,065	207,220,934
		266,656,505
Biotechnology – 3.0%
Argenx SE (ADR)*	328,515	242,299,523
Ascendis Pharma A/S (ADR)*	976,876	194,212,718
Avidity Biosciences Inc*	1,669,830	72,754,493
Revolution Medicines Inc*	2,086,737	97,450,618
Vaxcyte Inc*	2,570,623	92,593,840
		699,311,192
Capital Markets – 3.7%
Cboe Global Markets Inc	638,291	156,540,868
Charles Schwab Corp	2,185,746	208,673,170
LPL Financial Holdings Inc	1,522,214	506,425,376
		871,639,414
Chemicals – 1.4%
Corteva Inc	4,946,203	334,511,709
Commercial Services & Supplies – 4.9%
Cimpress PLC*,£	2,355,405	148,484,731
Clean Harbors Inc*	1,300,549	302,013,489
RB Global Inc	2,544,231	275,692,871
Rentokil Initial PLC	16,467,941	83,204,110
Rentokil Initial PLC (ADR)	6,389,737	161,340,859
Veralto Corp	1,744,191	185,948,203
		1,156,684,263
Construction & Engineering – 1.8%
APi Group Corp*	12,480,807	428,965,337
Diversified Financial Services – 2.2%
Global Payments Inc	1,491,375	123,903,435
WEX Inc*,£	2,499,077	393,679,600
		517,583,035
Electric Utilities – 2.1%
Alliant Energy Corp	7,227,173	487,183,732
Electrical Equipment – 0.9%
Sensata Technologies Holding PLC	6,977,054	213,149,000
Electronic Equipment, Instruments & Components – 7.9%
CDW Corp/DE	1,411,060	224,753,637
Flex Ltd*	15,424,119	894,136,178
TE Connectivity PLC	801,524	175,958,564
Teledyne Technologies Inc*	980,451	574,583,504
		1,869,431,883
Entertainment – 2.4%
Liberty Media Corp-Liberty Formula One - Series A*	731,603	69,663,238
Liberty Media Corp-Liberty Formula One - Series C*	4,700,460	490,963,047
		560,626,285
Food & Staples Retailing – 0.6%
Dollar Tree Inc*	1,473,986	139,100,059
Health Care Equipment & Supplies – 6.5%
Boston Scientific Corp*	5,565,902	543,399,012
Cooper Cos Inc/The*	1,678,964	115,109,772
Globus Medical Inc*	2,207,141	126,402,965
ICU Medical Inc*	1,230,753	147,641,130
Lantheus Holdings Inc*	1,132,936	58,108,287
STERIS PLC	739,181	182,902,947
Teleflex Inc£	2,885,870	353,115,053
		1,526,679,166
Hotels, Restaurants & Leisure – 3.7%
Aramark	10,081,068	387,113,011
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Enterprise Fund
Schedule of Investments
September 30, 2025
	Shares	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
DoorDash Inc - Class A*	1,353,906	$368,248,893
Entain PLC	11,134,775	130,510,503
		885,872,407
Industrial Real Estate Investment Trusts (REITs) – 0.4%
Lineage Inc	2,693,811	104,088,857
Information Technology Services – 1.2%
Amdocs Ltd	1,847,676	151,601,816
GoDaddy Inc*	898,387	122,926,293
		274,528,109
Insurance – 5.4%
Intact Financial Corp	3,417,236	664,955,078
Willis Towers Watson PLC	641,071	221,457,977
WR Berkley Corp	5,112,080	391,687,570
		1,278,100,625
Interactive Media & Services – 0.3%
Ziff Davis Inc*	1,581,368	60,250,121
Life Sciences Tools & Services – 3.8%
Illumina Inc*	1,338,491	127,116,490
PerkinElmer Inc	5,624,564	492,993,035
Waters Corp*	956,856	286,874,997
		906,984,522
Machinery – 1.6%
Ingersoll Rand Inc	4,436,839	366,571,638
Multi-Utilities – 2.9%
Ameren Corp	3,512,382	366,622,433
DTE Energy Co	2,204,308	311,755,281
		678,377,714
Oil, Gas & Consumable Fuels – 0.9%
ONEOK Inc	2,877,348	209,960,083
Professional Services – 8.5%
Broadridge Financial Solutions Inc	1,784,760	425,076,289
Ceridian HCM Holding Inc*	6,506,275	448,217,285
SS&C Technologies Holdings Inc	9,770,978	867,272,007
TransUnion	2,085,935	174,759,634
UL Solutions Inc - Class A	1,411,452	100,015,489
		2,015,340,704
Real Estate Management & Development – 1.9%
CoStar Group Inc*	4,095,740	345,557,584
FirstService Corp	488,535	93,061,032
		438,618,616
Road & Rail – 2.3%
JB Hunt Transport Services Inc	2,853,222	382,816,796
TFI International Inc	1,889,400	166,380,564
		549,197,360
Semiconductor & Semiconductor Equipment – 4.3%
KLA Corp	227,828	245,735,281
NXP Semiconductors NV	1,800,147	409,947,476
ON Semiconductor Corp*	7,509,031	370,270,319
		1,025,953,076
Software – 12.8%
AppLovin Corp - Class A*	1,597,233	1,147,675,800
Constellation Software Inc/Canada	297,017	806,413,428
Descartes Systems Group Inc/The*	1,231,244	116,020,122
Dynatrace Inc*	2,457,390	119,060,546
PTC Inc*	2,528,600	513,356,372
Topicus.com Inc*	1,001,381	107,406,478
Workday Inc - Class A*	878,110	211,387,420
		3,021,320,166
Specialized Real Estate Investment Trusts (REITs) – 1.1%
Lamar Advertising Co	2,190,671	268,181,944
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2025

Janus Henderson Enterprise Fund
Schedule of Investments
September 30, 2025
	Shares	Value
Common Stocks – (continued)
Specialty Retail – 2.1%
Burlington Stores Inc*	546,782	$139,156,019
CarMax Inc*	3,484,996	156,371,771
Wayfair Inc - Class A*	2,173,558	194,163,936
		489,691,726
Textiles, Apparel & Luxury Goods – 1.3%
Gildan Activewear Inc	5,492,104	317,443,611
Trading Companies & Distributors – 2.7%
Ferguson Enterprises Inc	2,825,411	634,530,802
Total Common Stocks (cost $14,373,683,932)		22,742,407,007
Investment Companies – 3.5%
Money Markets – 3.5%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $839,224,402)	839,083,192	839,251,009
Total Investments (total cost $15,212,908,334) – 99.8%		23,581,658,016
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		38,046,186
Net Assets – 100%		$23,619,704,202

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$19,780,102,050	83.9%
Canada	2,547,373,184	10.8
Ireland	442,615,069	1.9
United Kingdom	375,055,472	1.6
Belgium	242,299,523	1.0
Denmark	194,212,718	0.8
Total	$23,581,658,016	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Common Stocks - 3.8%
Commercial Services & Supplies - 0.6%
Cimpress PLC*
	$181,699,461	$11,085,515	$-	$-	$(44,300,245)	$148,484,731	2,355,405	$-
Diversified Financial Services - 1.7%
WEX Inc*
	524,131,419	-	-	-	(130,451,819)	393,679,600	2,499,077	-
Health Care Equipment & Supplies - 1.5%
ICU Medical Inc*,š
	224,267,812	-	-	-	(76,626,682)	N/A	N/A	-
Teleflex Inc
	699,360,119	13,727,637	-	-	(359,972,703)	353,115,053	2,885,870	3,924,783
Total Health Care Equipment & Supplies - 1.5%
	$923,627,931	$13,727,637	$-	$-	$(436,599,385)	$353,115,053	2,885,870	$3,924,783
Total Common Stocks - 3.8%
	$1,629,458,811	$24,813,152	$-	$-	$(611,351,449)	$895,279,384	7,740,352	$3,924,783
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Enterprise Fund
Schedule of Investments
September 30, 2025

Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 3.5%
Money Markets - 3.5%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$1,063,373,927	$2,150,735,989	$(2,374,856,087)	$(6,398)	$3,578	$839,251,009	839,083,192	$38,253,966
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	47,423,507	977,476,067	(1,024,899,574)	-	-	-	-	47,329 ∆
Total Affiliated Investments - 7.3%
	$2,740,256,245	$3,153,025,208	$(3,399,755,661)	$(6,398)	$(611,347,871)	$1,734,530,393	846,823,544	$42,226,078

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Canadian Dollar	12/11/25	17,949,000	$(13,031,735)	$(88,925)
Euro	12/11/25	73,362,000	(86,488,663)	(14,601)
				(103,526)
Barclays Capital Inc:
Canadian Dollar	12/11/25	(147,248,871)	106,888,376	708,968
Euro	12/11/25	(106,443,500)	125,474,225	5,974
				714,942
BNP Paribas:
Canadian Dollar	12/11/25	(37,833,000)	27,465,489	184,563
Euro	12/11/25	(22,746,000)	26,806,275	(5,140)
				179,423
Citibank, National Association:
Canadian Dollar	12/11/25	(233,784,000)	169,702,921	1,124,061
Euro	12/11/25	19,136,000	(22,726,293)	(170,097)
Euro	12/11/25	(55,080,912)	64,892,547	(33,031)
				920,933
Goldman Sachs & Co LLC:
Canadian Dollar	12/11/25	97,979,000	(71,210,558)	(559,067)
Euro	12/11/25	(45,334,000)	53,444,389	7,798
				(551,269)
HSBC Securities (USA) Inc:
Canadian Dollar	12/11/25	(147,831,464)	107,307,917	708,408
Euro	12/11/25	32,709,381	(38,550,426)	5,135
				713,543
JPMorgan Chase Bank, National Association:
Canadian Dollar	12/11/25	(266,955,000)	193,844,719	1,346,646
Euro	12/11/25	(77,346,270)	91,151,017	(19,428)
				1,327,218
Morgan Stanley & Co International PLC:
Canadian Dollar	12/11/25	(27,370,536)	19,875,663	139,095
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | September 30, 2025

Janus Henderson Enterprise Fund
Schedule of Investments
September 30, 2025

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Euro	12/11/25	8,007,000	$(9,414,468)	$23,631
Euro	12/11/25	(27,483,000)	32,394,679	(384)
				162,342
State Street Bank and Trust Company:
Canadian Dollar	12/11/25	21,151,000	(15,434,901)	(183,166)
Canadian Dollar	12/11/25	(143,146,500)	103,876,447	655,210
Euro	12/11/25	9,875,000	(11,660,720)	(20,752)
Euro	12/11/25	(154,664,000)	182,254,356	(52,891)
				398,401
Total				$3,762,007

Schedule of Total Return Swaps
Counterparty/ Return Paid by the Fund	Return Received by the Fund	Payment Frequency	Termination Date	Notional Amount		Swap Contracts, at Value and Unrealized Appreciation/ (Depreciation)
UBS AG, London Branch:
Euro short-term rate + 0.65%	Ryanair Holdings PLC	At Maturity	11/14/25	18,644,513	EUR	$9,800,325
Euro short-term rate + 0.695%	Ryanair Holdings PLC	At Maturity	2/6/26	26,425,813	EUR	8,528,776
Total						$18,329,101
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of September 30, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of September 30, 2025
	Currency Contracts	Equity Contracts	Total
Asset Derivatives:
Forward foreign currency exchange contracts	$4,909,489	$-	$4,909,489
Swaps - OTC, at value	-	18,329,101	$18,329,101
Total Asset Derivatives	$4,909,489	$18,329,101	$23,238,590
Liability Derivatives:
Forward foreign currency exchange contracts	$1,147,482	$-	$1,147,482
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Enterprise Fund
Schedule of Investments
September 30, 2025
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended September 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$(10,598,924)	$-	$(10,598,924)
Swap contracts	-	904,404	$904,404
Total	$(10,598,924)	$904,404	$(9,694,520)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$18,016,942	$-	$18,016,942
Swap contracts	-	29,080,991	$29,080,991
Total	$18,016,942	$29,080,991	$47,097,933
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended September 30, 2025
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$296,447,788
Average amounts sold - in USD	1,414,290,712
Total return swaps:
Average notional amount	63,424,100

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Barclays Capital Inc	$714,942	$—	$—	$714,942
BNP Paribas	184,563	(5,140)	—	179,423
Citibank, National Association	1,124,061	(203,128)	—	920,933
Goldman Sachs & Co LLC	7,798	(7,798)	—	—
HSBC Securities (USA) Inc	713,543	—	—	713,543
JPMorgan Chase Bank, National Association	1,346,646	(19,428)	—	1,327,218
Morgan Stanley & Co International PLC	162,726	(384)	—	162,342
State Street Bank and Trust Company	655,210	(256,809)	—	398,401
UBS AG, London Branch	18,329,101	—	(16,560,580) (c)	1,768,521
Total	$23,238,590	$(492,687)	$(16,560,580)	$6,185,323
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | September 30, 2025

Janus Henderson Enterprise Fund
Schedule of Investments
September 30, 2025

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$103,526	$—	$—	$103,526
BNP Paribas	5,140	(5,140)	—	—
Citibank, National Association	203,128	(203,128)	—	—
Goldman Sachs & Co LLC	559,067	(7,798)	—	551,269
JPMorgan Chase Bank, National Association	19,428	(19,428)	—	—
Morgan Stanley & Co International PLC	384	(384)	—	—
State Street Bank and Trust Company	256,809	(256,809)	—	—
Total	$1,147,482	$(492,687)	$—	$654,795

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
(c)	At September 30, 2025, the Fund received U.S. Treasury Notes/Bonds as collateral for total return swaps.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Enterprise Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š
Security was an affiliate during the period, but is no longer an affiliate as of September 30, 2025. Refer to the Schedule of Investments for
security value at September 30, 2025. Dividend Income, Realized Gain/(Loss), and Change in Unrealized Appreciation/Depreciation
columns in the Schedule of Affiliated Investments – (% of Net Assets) reflect amounts for the entire period ended September 30, 2025 and not just the period in which the security was affiliated.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Airlines	$207,220,934	$59,435,571	$-
Commercial Services & Supplies	1,073,480,153	83,204,110	-
Hotels, Restaurants & Leisure	755,361,904	130,510,503	-
All Other	20,433,193,832	-	-
Investment Companies	-	839,251,009	-
Total Investments in Securities	$22,469,256,823	$1,112,401,193	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	4,909,489	-
OTC Swaps	-	18,329,101	-
Total Assets	$22,469,256,823	$1,135,639,783	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,147,482	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

8  | September 30, 2025

Janus Henderson Enterprise Fund
Statement of Assets and Liabilities
September 30, 2025

Assets:
Unaffiliated investments, at value (cost $13,478,404,548)	$21,847,127,623
Affiliated investments, at value (cost $1,734,503,786)	1,734,530,393
Cash	2,937,686
Forward foreign currency exchange contracts	4,909,489
OTC swap contracts, at value (premium paid/received $0)	18,329,101
Trustees' deferred compensation	676,856
Receivables:
Fund shares sold	32,828,301
Investments sold	21,047,546
Dividends	12,318,098
Dividends from affiliates	2,982,115
Dividends and interest on swap contracts	1,226,269
Other assets	1,063,415
Total Assets	23,679,976,892
Liabilities:
Foreign cash due to custodian	3
Forward foreign currency exchange contracts	1,147,482
Payables:
Fund shares repurchased	23,388,514
Investments purchased	18,788,987
Advisory fees	12,459,050
Transfer agent fees and expenses	2,321,000
Trustees' deferred compensation fees	676,856
12b-1 Distribution and shareholder servicing fees	249,709
Trustees' fees and expenses	112,051
Professional fees	95,952
Affiliated fund administration fees payable	48,668
Custodian fees	42,091
Accrued expenses and other payables	942,327
Total Liabilities	60,272,690
Commitments and contingent liabilities (Note 4)
Net Assets	$23,619,704,202
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Enterprise Fund
Statement of Assets and Liabilities
September 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$14,104,815,129
Total distributable earnings (loss)	9,514,889,073
Total Net Assets	$23,619,704,202
Net Assets - Class A Shares	$484,327,446
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,435,947
Net Asset Value Per Share(1)	$140.96
Maximum Offering Price Per Share(2)	$149.56
Net Assets - Class C Shares	$64,271,764
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	546,453
Net Asset Value Per Share(1)	$117.62
Net Assets - Class D Shares	$2,517,980,582
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	16,855,104
Net Asset Value Per Share	$149.39
Net Assets - Class I Shares	$10,023,410,713
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	66,449,119
Net Asset Value Per Share	$150.84
Net Assets - Class N Shares	$6,972,912,283
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	45,788,869
Net Asset Value Per Share	$152.28
Net Assets - Class R Shares	$99,975,586
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	769,523
Net Asset Value Per Share	$129.92
Net Assets - Class S Shares	$267,571,246
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,920,798
Net Asset Value Per Share	$139.30
Net Assets - Class T Shares	$3,189,254,582
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	21,655,090
Net Asset Value Per Share	$147.28

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
10 | September 30, 2025

Janus Henderson Enterprise Fund
Statement of Operations
For the year ended September 30, 2025

Investment Income:
Dividends	$191,018,113
Dividends from affiliates	42,178,749
Affiliated securities lending income, net	47,329
Unaffiliated securities lending income, net	16,530
Other income	103,130
Foreign tax withheld	(4,683,654)
Total Investment Income	228,680,197
Expenses:
Advisory fees	145,013,346
12b-1 Distribution and shareholder servicing fees:
Class A Shares	1,176,026
Class C Shares	642,849
Class R Shares	479,395
Class S Shares	701,237
Transfer agent administrative fees and expenses:
Class D Shares	2,738,974
Class R Shares	242,097
Class S Shares	702,750
Class T Shares	8,214,686
Transfer agent networking and omnibus fees:
Class A Shares	1,059,290
Class C Shares	67,660
Class I Shares	9,180,419
Other transfer agent fees and expenses:
Class A Shares	25,125
Class C Shares	3,194
Class D Shares	257,796
Class I Shares	280,399
Class N Shares	299,000
Class R Shares	1,696
Class S Shares	5,238
Class T Shares	31,804
Shareholder reports expense	1,153,256
Affiliated fund administration fees	680,903
Registration fees	483,423
Trustees' fees and expenses	438,782
Custodian fees	325,261
Professional fees	294,598
Other expenses	1,329,695
Total Expenses	175,828,899
Less: Excess Expense Reimbursement and Waivers	(386,886)
Net Expenses	175,442,013
Net Investment Income/(Loss)	53,238,184
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Enterprise Fund
Statement of Operations
For the year ended September 30, 2025
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$1,318,262,329
Investments in affiliates	(6,398)
Forward foreign currency exchange contracts	(10,598,924)
Swap contracts	904,404
Total Net Realized Gain/(Loss) on Investments	1,308,561,411
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	468,268,004
Investments in affiliates	(611,347,871)
Forward foreign currency exchange contracts	18,016,942
Swap contracts	29,080,991
Total Change in Unrealized Net Appreciation/Depreciation	(95,981,934)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,265,817,661
See Notes to Financial Statements.
12 | September 30, 2025

Janus Henderson Enterprise Fund
Statements of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$53,238,184	$82,376,261
Net realized gain/(loss) on investments	1,308,561,411	1,635,678,410
Change in unrealized net appreciation/depreciation	(95,981,934)	2,987,217,920
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,265,817,661	4,705,272,591
Dividends and Distributions to Shareholders:
Class A Shares	(31,459,279)	(30,972,227)
Class C Shares	(5,745,359)	(8,795,612)
Class D Shares	(166,597,171)	(164,831,054)
Class I Shares	(577,658,133)	(504,886,750)
Class N Shares	(448,121,413)	(409,539,265)
Class R Shares	(6,571,390)	(6,581,271)
Class S Shares	(19,538,878)	(21,841,246)
Class T Shares	(224,284,043)	(235,171,323)
Net Decrease from Dividends and Distributions to Shareholders	(1,479,975,666)	(1,382,618,748)
Capital Share Transactions:
Class A Shares	26,321,527	11,436,142
Class C Shares	(22,020,635)	(24,817,425)
Class D Shares	(20,895,764)	(5,181,320)
Class I Shares	1,237,432,858	756,456,697
Class N Shares	80,902,474	671,814,346
Class R Shares	5,870,920	7,459,261
Class S Shares	(29,257,065)	(20,836,394)
Class T Shares	(228,867,729)	(211,363,938)
Net Increase/(Decrease) from Capital Share Transactions	1,049,486,586	1,184,967,369
Net Increase/(Decrease) in Net Assets	835,328,581	4,507,621,212
Net Assets:
Beginning of period	22,784,375,621	18,276,754,409
End of period	$23,619,704,202	$22,784,375,621
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Enterprise Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$142.98	$123.25	$116.22	$168.35	$137.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.14)	0.10	0.19	(0.30)	(0.27)
Net realized and unrealized gain/(loss)	7.58	29.46	19.41	(27.16)	43.67
Total from Investment Operations	7.44	29.56	19.60	(27.46)	43.40
Less Dividends and Distributions:
Dividends (from net investment income)	(1.11)	—	—	—	—
Distributions (from capital gains)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)
Total Dividends and Distributions	(9.46)	(9.83)	(12.57)	(24.67)	(12.82)
Net Asset Value, End of Period	$140.96	$142.98	$123.25	$116.22	$168.35
Total Return*	5.21%	25.76%	17.82%	(19.08)%	32.57%
Net Assets, End of Period (in thousands)	$484,327	$466,764	$388,721	$327,176	$472,904
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.14%	1.14%	1.15%	1.14%	1.13%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.11%	1.11%	1.12%	1.12%	1.11%
Ratio of Net Investment Income/(Loss)	(0.10)%	0.08%	0.15%	(0.21)%	(0.17)%
Portfolio Turnover Rate	17%	15%	14%	9%	12%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | September 30, 2025

Janus Henderson Enterprise Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$120.73	$106.05	$102.11	$151.54	$125.75
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.80)	(0.49)	(0.41)	(0.87)	(1.06)
Net realized and unrealized gain/(loss)	6.38	25.00	16.92	(23.89)	39.67
Total from Investment Operations	5.58	24.51	16.51	(24.76)	38.61
Less Dividends and Distributions:
Dividends (from net investment income)	(0.34)	—	—	—	—
Distributions (from capital gains)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)
Total Dividends and Distributions	(8.69)	(9.83)	(12.57)	(24.67)	(12.82)
Net Asset Value, End of Period	$117.62	$120.73	$106.05	$102.11	$151.54
Total Return*	4.59%	25.12%	17.20%	(19.47)%	31.83%
Net Assets, End of Period (in thousands)	$64,272	$88,844	$101,480	$110,936	$179,240
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.69%	1.62%	1.64%	1.60%	1.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.69%	1.62%	1.64%	1.60%	1.67%
Ratio of Net Investment Income/(Loss)	(0.70)%	(0.45)%	(0.38)%	(0.69)%	(0.73)%
Portfolio Turnover Rate	17%	15%	14%	9%	12%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Enterprise Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$150.93	$129.17	$120.89	$174.13	$142.10
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.32	0.54	0.61	0.18	0.25
Net realized and unrealized gain/(loss)	8.03	31.05	20.24	(28.23)	45.06
Total from Investment Operations	8.35	31.59	20.85	(28.05)	45.31
Less Dividends and Distributions:
Dividends (from net investment income)	(1.54)	—	—	(0.52)	(0.46)
Distributions (from capital gains)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)
Total Dividends and Distributions	(9.89)	(9.83)	(12.57)	(25.19)	(13.28)
Net Asset Value, End of Period	$149.39	$150.93	$129.17	$120.89	$174.13
Total Return*	5.55%	26.17%	18.20%	(18.82)%	32.99%
Net Assets, End of Period (in thousands)	$2,517,981	$2,570,953	$2,189,482	$1,937,787	$2,507,220
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of Net Investment Income/(Loss)	0.22%	0.40%	0.47%	0.12%	0.15%
Portfolio Turnover Rate	17%	15%	14%	9%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | September 30, 2025

Janus Henderson Enterprise Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$152.31	$130.24	$121.76	$175.21	$142.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.36	0.59	0.67	0.23	0.32
Net realized and unrealized gain/(loss)	8.10	31.31	20.38	(28.42)	45.33
Total from Investment Operations	8.46	31.90	21.05	(28.19)	45.65
Less Dividends and Distributions:
Dividends (from net investment income)	(1.58)	—	—	(0.59)	(0.51)
Distributions (from capital gains)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)
Total Dividends and Distributions	(9.93)	(9.83)	(12.57)	(25.26)	(13.33)
Net Asset Value, End of Period	$150.84	$152.31	$130.24	$121.76	$175.21
Total Return*	5.58%	26.20%	18.23%	(18.78)%	33.06%
Net Assets, End of Period (in thousands)	$10,023,411	$8,817,446	$6,792,381	$5,404,045	$8,014,607
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.76%	0.76%	0.76%	0.76%	0.74%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.76%	0.76%	0.76%	0.76%	0.74%
Ratio of Net Investment Income/(Loss)	0.25%	0.43%	0.51%	0.16%	0.19%
Portfolio Turnover Rate	17%	15%	14%	9%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Enterprise Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$153.66	$131.19	$122.44	$176.05	$143.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.51	0.73	0.80	0.38	0.47
Net realized and unrealized gain/(loss)	8.18	31.57	20.52	(28.59)	45.53
Total from Investment Operations	8.69	32.30	21.32	(28.21)	46.00
Less Dividends and Distributions:
Dividends (from net investment income)	(1.72)	—	—	(0.73)	(0.66)
Distributions (from capital gains)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)
Total Dividends and Distributions	(10.07)	(9.83)	(12.57)	(25.40)	(13.48)
Net Asset Value, End of Period	$152.28	$153.66	$131.19	$122.44	$176.05
Total Return*	5.68%	26.32%	18.36%	(18.71)%	33.17%
Net Assets, End of Period (in thousands)	$6,972,912	$6,967,680	$5,279,269	$4,678,462	$5,636,167
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.66%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.66%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Investment Income/(Loss)	0.34%	0.53%	0.61%	0.26%	0.28%
Portfolio Turnover Rate	17%	15%	14%	9%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | September 30, 2025

Janus Henderson Enterprise Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$132.53	$115.25	$109.72	$160.72	$132.38
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.50)	(0.26)	(0.16)	(0.67)	(0.69)
Net realized and unrealized gain/(loss)	7.02	27.37	18.26	(25.66)	41.85
Total from Investment Operations	6.52	27.11	18.10	(26.33)	41.16
Less Dividends and Distributions:
Dividends (from net investment income)	(0.78)	—	—	—	—
Distributions (from capital gains)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)
Total Dividends and Distributions	(9.13)	(9.83)	(12.57)	(24.67)	(12.82)
Net Asset Value, End of Period	$129.92	$132.53	$115.25	$109.72	$160.72
Total Return*	4.90%	25.40%	17.48%	(19.32)%	32.18%
Net Assets, End of Period (in thousands)	$99,976	$96,080	$75,820	$69,756	$110,802
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.41%	1.40%	1.40%	1.41%	1.40%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.41%	1.40%	1.40%	1.41%	1.40%
Ratio of Net Investment Income/(Loss)	(0.40)%	(0.22)%	(0.14)%	(0.50)%	(0.45)%
Portfolio Turnover Rate	17%	15%	14%	9%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Enterprise Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$141.37	$122.02	$115.22	$167.17	$136.94
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.21)	0.03	0.13	(0.36)	(0.34)
Net realized and unrealized gain/(loss)	7.50	29.15	19.24	(26.92)	43.39
Total from Investment Operations	7.29	29.18	19.37	(27.28)	43.05
Less Dividends and Distributions:
Dividends (from net investment income)	(1.01)	—	—	—	—
Distributions (from capital gains)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)
Total Dividends and Distributions	(9.36)	(9.83)	(12.57)	(24.67)	(12.82)
Net Asset Value, End of Period	$139.30	$141.37	$122.02	$115.22	$167.17
Total Return*	5.16%	25.70%	17.77%	(19.12)%	32.51%
Net Assets, End of Period (in thousands)	$267,571	$303,098	$279,289	$283,177	$442,011
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of Net Investment Income/(Loss)	(0.15)%	0.02%	0.11%	(0.25)%	(0.21)%
Portfolio Turnover Rate	17%	15%	14%	9%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | September 30, 2025

Janus Henderson Enterprise Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$148.93	$127.72	$119.78	$172.66	$141.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15	0.38	0.47	0.01	0.07
Net realized and unrealized gain/(loss)	7.92	30.66	20.04	(27.97)	44.71
Total from Investment Operations	8.07	31.04	20.51	(27.96)	44.78
Less Dividends and Distributions:
Dividends (from net investment income)	(1.37)	—	—	(0.25)	(0.32)
Distributions (from capital gains)	(8.35)	(9.83)	(12.57)	(24.67)	(12.82)
Total Dividends and Distributions	(9.72)	(9.83)	(12.57)	(24.92)	(13.14)
Net Asset Value, End of Period	$147.28	$148.93	$127.72	$119.78	$172.66
Total Return*	5.43%	26.03%	18.07%	(18.91)%	32.84%
Net Assets, End of Period (in thousands)	$3,189,255	$3,473,510	$3,170,313	$3,197,451	$5,208,155
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.91%	0.91%	0.91%	0.91%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income/(Loss)	0.10%	0.28%	0.37%	0.01%	0.05%
Portfolio Turnover Rate	17%	15%	14%	9%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Enterprise Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Enterprise Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
22 | September 30, 2025

Janus Henderson Enterprise Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended September 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 23

Janus Henderson Enterprise Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
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Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended September 30, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise
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Notes to Financial Statements
would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale
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Notes to Financial Statements
commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported
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Notes to Financial Statements
on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the year, the Fund entered into total return swaps on to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is
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Janus Henderson Enterprise Fund
Notes to Financial Statements
always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of September 30, 2025.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
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Notes to Financial Statements
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of
September 30, 2025” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.80% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $532,252 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
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Notes to Financial Statements
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2025, the Distributor
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retained upfront sales charges of $37,777.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class A Shares paid CDSCs of $26 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class C Shares paid CDSCs of $30,171.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended September 30, 2025, the Fund engaged in cross trades amounting to $9,911,797 in purchases.
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Janus Henderson Enterprise Fund
Notes to Financial Statements
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation, derivatives, and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$42,684,644	$1,069,583,829	$-	$-	$17,662,691	$8,384,957,909
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$15,196,700,107	$9,816,512,403	$(1,431,554,494)	$8,384,957,909
Information on the tax components of derivatives as of September 30, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$3,762,007	$18,329,101	$-	$18,329,101
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$239,148,996	$1,240,826,670	$-	$-

For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$-	$1,382,618,748	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $106,967,717, including $102,841,798 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
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Janus Henderson Enterprise Fund
Notes to Financial Statements
6. Capital Share Transactions
	Year ended September 30, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	964,280	$133,269,389	905,701	$115,827,699
Reinvested dividends and distributions	154,686	21,806,099	177,264	20,738,166
Shares repurchased	(947,551)	(128,753,961)	(972,436)	(125,129,723)
Net Increase/(Decrease)	171,415	$26,321,527	110,529	$11,436,142
Class C Shares:
Shares sold	168,417	$19,342,994	192,932	$21,115,076
Reinvested dividends and distributions	47,032	5,559,157	87,538	8,686,403
Shares repurchased	(404,908)	(46,922,786)	(501,499)	(54,618,904)
Net Increase/(Decrease)	(189,459)	$(22,020,635)	(221,029)	$(24,817,425)
Class D Shares:
Shares sold	564,809	$81,017,686	514,477	$69,974,738
Reinvested dividends and distributions	1,075,646	160,281,983	1,289,423	158,818,308
Shares repurchased	(1,819,773)	(262,195,433)	(1,719,452)	(233,974,366)
Net Increase/(Decrease)	(179,318)	$(20,895,764)	84,448	$(5,181,320)
Class I Shares:
Shares sold	21,987,122	$3,170,857,559	19,581,772	$2,679,109,531
Reinvested dividends and distributions	3,614,768	543,769,506	3,802,392	472,523,288
Shares repurchased	(17,044,033)	(2,477,194,207)	(17,646,097)	(2,395,176,122)
Net Increase/(Decrease)	8,557,857	$1,237,432,858	5,738,067	$756,456,697
Class N Shares:
Shares sold	10,912,333	$1,613,104,089	12,175,824	$1,684,690,879
Reinvested dividends and distributions	2,616,845	397,080,087	2,886,628	361,607,926
Shares repurchased	(13,084,540)	(1,929,281,702)	(9,960,949)	(1,374,484,459)
Net Increase/(Decrease)	444,638	$80,902,474	5,101,503	$671,814,346
Class R Shares:
Shares sold	167,288	$20,956,577	212,990	$25,552,793
Reinvested dividends and distributions	50,010	6,513,346	59,646	6,483,482
Shares repurchased	(172,728)	(21,599,003)	(205,548)	(24,577,014)
Net Increase/(Decrease)	44,570	$5,870,920	67,088	$7,459,261
Class S Shares:
Shares sold	226,964	$30,857,069	250,035	$31,819,842
Reinvested dividends and distributions	139,939	19,503,271	188,335	21,794,142
Shares repurchased	(590,100)	(79,617,405)	(583,260)	(74,450,378)
Net Increase/(Decrease)	(223,197)	$(29,257,065)	(144,890)	$(20,836,394)
Class T Shares:
Shares sold	2,089,961	$297,432,911	2,428,731	$327,233,262
Reinvested dividends and distributions	1,494,776	219,791,846	1,900,354	231,178,024
Shares repurchased	(5,252,885)	(746,092,486)	(5,827,558)	(769,775,224)
Net Increase/(Decrease)	(1,668,148)	$(228,867,729)	(1,498,473)	$(211,363,938)
7. Purchases and Sales of Investment Securities
For the year ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$3,812,193,457	$3,985,640,049	$-	$-
34 | September 30, 2025

Janus Henderson Enterprise Fund
Notes to Financial Statements
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 35

Janus Henderson Enterprise Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Enterprise Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Enterprise Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
36 | September 30, 2025

Janus Henderson Enterprise Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2025:
Section 163(j) Interest Dividend	24%
Capital Gain Distributions	$1,343,668,468
Dividends Received Deduction Percentage	100%
Qualified Dividend Income Percentage	100%
Janus Investment Fund | 37

Janus Henderson Enterprise Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
38 | September 30, 2025

Janus Henderson Enterprise Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Janus Henderson Enterprise Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
40 | September 30, 2025

Janus Henderson Enterprise Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 41

Janus Henderson Enterprise Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
42 | September 30, 2025

Janus Henderson Enterprise Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 43

Janus Henderson Enterprise Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Enterprise Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 45

Janus Henderson Enterprise Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
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Janus Henderson Enterprise Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 47

Janus Henderson Enterprise Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
48 | September 30, 2025

Janus Henderson Enterprise Fund
Notes
Janus Investment Fund | 49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93040 11-25

ANNUAL FINANCIAL STATEMENTS

September 30, 2025
Janus Henderson European Focus Fund
Janus Investment Fund

Janus Henderson European Focus Fund

Janus Henderson European Focus Fund
Schedule of Investments
September 30, 2025

	Shares	Value
Common Stocks – 98.9%
Aerospace & Defense – 7.3%
Airbus SE	64,109	$14,984,561
MTU Aero Engines AG	32,623	14,971,152
Rheinmetall AG	9,341	21,741,785
		51,697,498
Banks – 12.2%
Banco Bilbao Vizcaya Argentaria SA	968,171	18,623,805
Banco Santander SA	2,457,102	25,676,634
Erste Group Bank AG	289,629	28,309,251
FinecoBank Banca Fineco SpA	617,720	13,379,683
		85,989,373
Biotechnology – 2.5%
argenx SE*	24,302	17,849,545
Building Products – 1.5%
Cie de Saint-Gobain	97,679	10,639,868
Capital Markets – 4.8%
Deutsche Bank AG	546,335	19,212,948
St James's Place PLC	842,522	14,407,069
		33,620,017
Commercial Services & Supplies – 1.5%
SPIE SA	188,108	10,170,915
Construction & Engineering – 2.2%
ACS Actividades de Construccion y Servicios SA	194,753	15,575,168
Construction Materials – 3.7%
CRH PLC	106,013	12,710,959
HeidelbergCement AG	58,314	13,126,529
		25,837,488
Containers & Packaging – 1.2%
Smurfit WestRock PLC (ADR)	202,363	8,614,593
Diversified Telecommunication Services – 2.3%
Deutsche Telekom AG	481,305	16,396,248
Electric Utilities – 2.8%
Iberdrola SA	1,044,118	19,781,717
Electrical Equipment – 4.7%
Prysmian SpA	159,230	15,902,535
Siemens Energy AG*	144,579	16,903,178
		32,805,713
Food & Staples Retailing – 1.8%
Koninklijke Ahold Delhaize NV	306,120	12,382,856
Food Products – 2.8%
Danone SA	226,855	19,762,092
Health Care Equipment & Supplies – 2.1%
EssilorLuxottica SA	44,072	14,373,406
Hotels, Restaurants & Leisure – 2.1%
InterContinental Hotels Group PLC	122,729	14,872,509
Insurance – 5.6%
Allianz SE (REG)	60,414	25,391,354
ASR Nederland NV	208,534	14,190,169
		39,581,523
Life Sciences Tools & Services – 1.5%
Lonza Group AG	15,852	10,640,870
Machinery – 5.8%
FLSmidth & Company A/S	247,157	17,394,034
Knorr-Bremse AG	141,494	13,285,770
Wartsila OYJ Abp	344,994	10,330,204
		41,010,008
Metals & Mining – 2.0%
Antofagasta PLC	374,979	13,966,052
Pharmaceuticals – 4.3%
Novartis AG	236,891	30,467,680
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson European Focus Fund
Schedule of Investments
September 30, 2025
	Shares	Value
Common Stocks – (continued)
Professional Services – 1.7%
RELX PLC	247,416	$11,815,385
Semiconductor & Semiconductor Equipment – 9.9%
ASM International NV	24,085	14,475,947
ASML Holding NV	21,664	21,118,906
BE Semiconductor Industries NV	69,206	10,378,194
Infineon Technologies AG	353,335	13,789,527
Nordic Semiconductor ASA*	655,455	10,101,162
		69,863,736
Software – 3.9%
Nemetschek SE	101,081	13,152,261
Yandex NV*	126,857	14,242,236
		27,394,497
Textiles, Apparel & Luxury Goods – 6.9%
adidas AG	50,089	10,563,505
Cie Financiere Richemont SA (REG)	105,133	20,176,605
LVMH Moet Hennessy Louis Vuitton SE	29,379	17,974,265
		48,714,375
Trading Companies & Distributors – 1.8%
Ashtead Group PLC	191,335	12,855,876
Total Common Stocks (cost $572,795,787)		696,679,008
Investment Companies – 0.9%
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $6,296,595)	6,295,336	6,296,595
Total Investments (total cost $579,092,382) – 99.8%		702,975,603
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		1,596,622
Net Assets – 100%		$704,572,225

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
Germany	$178,534,257	25.4%
France	87,905,107	12.5
Netherlands	86,788,308	12.4
Spain	79,657,324	11.3
United Kingdom	67,916,891	9.7
Switzerland	61,285,155	8.7
Italy	29,282,218	4.2
Austria	28,309,251	4.0
United States	27,622,147	3.9
Belgium	17,849,545	2.5
Denmark	17,394,034	2.5
Finland	10,330,204	1.5
Norway	10,101,162	1.4
Total	$702,975,603	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2025

Janus Henderson European Focus Fund
Schedule of Investments
September 30, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$2,866,473	$373,057,844	$(369,627,621)	$(101)	$-	$6,296,595	6,295,336	$310,206
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	-	45,482,719	(45,482,719)	-	-	-	-	10,743 ∆
Total Affiliated Investments - 0.9%
	$2,866,473	$418,540,563	$(415,110,340)	$(101)	$-	$6,296,595	6,295,336	$320,949
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson European Focus Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Construction Materials	$12,710,959	$13,126,529	$-
Containers & Packaging	8,614,593	-	-
Software	14,242,236	13,152,261	-
All Other	-	634,832,430	-
Investment Companies	-	6,296,595	-
Total Assets	$35,567,788	$667,407,815	$-
4  | September 30, 2025

Janus Henderson European Focus Fund
Statement of Assets and Liabilities
September 30, 2025

Assets:
Unaffiliated investments, at value (cost $572,795,787)	$696,679,008
Affiliated investments, at value (cost $6,296,595)	6,296,595
Cash denominated in foreign currency (cost $78,306)	78,306
Trustees' deferred compensation	20,201
Receivables:
Foreign tax reclaims	4,272,491
Fund shares sold	253,318
Investments sold	129,232
Dividends	67,559
Dividends from affiliates	19,944
Other assets	289,816
Total Assets	708,106,470
Liabilities:
Due to custodian	4,959
Payables:
Foreign withholding tax reclaim fee (Note 1)	1,723,633
Investments purchased	682,255
Advisory fees	443,057
Fund shares repurchased	396,390
Transfer agent fees and expenses	76,345
Professional fees	68,515
12b-1 Distribution and shareholder servicing fees	33,329
Trustees' deferred compensation fees	20,201
Custodian fees	8,694
Trustees' fees and expenses	2,962
Affiliated fund administration fees payable	1,412
Accrued expenses and other payables	72,493
Total Liabilities	3,534,245
Commitments and contingent liabilities (Note 3)
Net Assets	$704,572,225
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson European Focus Fund
Statement of Assets and Liabilities
September 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$907,809,845
Total distributable earnings (loss)	(203,237,620)
Total Net Assets	$704,572,225
Net Assets - Class A Shares	$147,180,583
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,485,960
Net Asset Value Per Share(1)	$59.20
Maximum Offering Price Per Share(2)	$62.81
Net Assets - Class C Shares	$4,499,400
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	80,381
Net Asset Value Per Share(1)	$55.98
Net Assets - Class D Shares	$46,194,580
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	785,450
Net Asset Value Per Share	$58.81
Net Assets - Class I Shares	$427,909,525
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,272,121
Net Asset Value Per Share	$58.84
Net Assets - Class N Shares	$49,053,622
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	841,096
Net Asset Value Per Share	$58.32
Net Assets - Class S Shares	$785,363
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,020
Net Asset Value Per Share	$56.02
Net Assets - Class T Shares	$28,949,152
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	493,154
Net Asset Value Per Share	$58.70

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | September 30, 2025

Janus Henderson European Focus Fund
Statement of Operations
For the year ended September 30, 2025

Investment Income:
Dividends	$15,529,750
Dividends from affiliates	310,206
Affiliated securities lending income, net	10,743
Unaffiliated securities lending income, net	2,678
Other income	41,771
Foreign tax withheld (net of foreign withholding tax reclaim fee of $108,877 (Note 1))	(1,185,023)
Total Investment Income	14,710,125
Expenses:
Advisory fees	5,445,534
12b-1 Distribution and shareholder servicing fees:
Class A Shares	326,757
Class C Shares	39,080
Class S Shares	1,708
Transfer agent administrative fees and expenses:
Class D Shares	24,613
Class S Shares	1,708
Class T Shares	49,525
Transfer agent networking and omnibus fees:
Class A Shares	104,955
Class C Shares	3,834
Class I Shares	350,395
Other transfer agent fees and expenses:
Class A Shares	7,185
Class C Shares	207
Class D Shares	3,808
Class I Shares	10,915
Class N Shares	1,183
Class S Shares	10
Class T Shares	288
Custodian fees	152,262
Registration fees	138,794
Professional fees	118,017
Shareholder reports expense	35,264
Affiliated fund administration fees	17,075
Trustees' fees and expenses	10,738
Other expenses	160,535
Total Expenses	7,004,390
Less: Excess Expense Reimbursement and Waivers	(787,399)
Net Expenses	6,216,991
Net Investment Income/(Loss)	8,493,134
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	55,334,671
Investments in affiliates	(101)
Total Net Realized Gain/(Loss) on Investments	55,334,570
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	48,004,629
Total Change in Unrealized Net Appreciation/Depreciation	48,004,629
Net Increase/(Decrease) in Net Assets Resulting from Operations	$111,832,333
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson European Focus Fund
Statements of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$8,493,134	$6,952,584
Net realized gain/(loss) on investments	55,334,570	51,871,328
Change in unrealized net appreciation/depreciation	48,004,629	54,912,935
Net Increase/(Decrease) in Net Assets Resulting from Operations	111,832,333	113,736,847
Dividends and Distributions to Shareholders:
Class A Shares	(1,672,649)	(2,727,702)
Class C Shares	(17,019)	(68,289)
Class D Shares	(169,845)	(245,718)
Class I Shares	(4,925,044)	(7,153,673)
Class N Shares	(83,733)	(474,658)
Class S Shares	(8,872)	(7,643)
Class T Shares	(216,448)	(309,858)
Net Decrease from Dividends and Distributions to Shareholders	(7,093,610)	(10,987,541)
Capital Share Transactions:
Class A Shares	(9,161,741)	(11,474,901)
Class C Shares	(322,339)	(3,002,771)
Class D Shares	29,464,912	46,840
Class I Shares	29,953,096	(4,856,275)
Class N Shares	36,739,880	(15,673,349)
Class S Shares	4,850	307,856
Class T Shares	9,250,034	(129,523)
Net Increase/(Decrease) from Capital Share Transactions	95,928,692	(34,782,123)
Net Increase/(Decrease) in Net Assets	200,667,415	67,967,183
Net Assets:
Beginning of period	503,904,810	435,937,627
End of period	$704,572,225	$503,904,810
See Notes to Financial Statements.
8  | September 30, 2025

Janus Henderson European Focus Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$49.68	$39.83	$32.52	$44.48	$34.23
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.68 (2)	0.59 (3)	0.83 (4)	0.90	0.16
Net realized and unrealized gain/(loss)	9.49	10.23	7.40	(12.80)	10.20
Total from Investment Operations	10.17	10.82	8.23	(11.90)	10.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.65)	(0.97)	(0.92)	(0.06)	(0.11)
Total Dividends and Distributions	(0.65)	(0.97)	(0.92)	(0.06)	(0.11)
Net Asset Value, End of Period	$59.20	$49.68	$39.83	$32.52	$44.48
Total Return*	20.80%	27.58%	25.45%	(26.79)%	30.31%
Net Assets, End of Period (in thousands)	$147,181	$132,785	$116,476	$96,858	$141,908
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.44% (5)	1.43% (6)	1.51% (7)	1.42%	1.41%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.30%	1.29%	1.30%	1.30%	1.30%
Ratio of Net Investment Income/(Loss)	1.32% (2)	1.29% (3)	2.05% (4)	2.17%	0.37%
Portfolio Turnover Rate	159%	168%	169%	145%	184%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.12%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.31 and 0.76%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson European Focus Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$46.90	$37.46	$30.43	$41.90	$32.40
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.25 (2)	0.18 (3)	0.48 (4)	0.57	(0.18)
Net realized and unrealized gain/(loss)	9.03	9.72	6.96	(12.04)	9.68
Total from Investment Operations	9.28	9.90	7.44	(11.47)	9.50
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.46)	(0.41)	—	—
Total Dividends and Distributions	(0.20)	(0.46)	(0.41)	—	—
Net Asset Value, End of Period	$55.98	$46.90	$37.46	$30.43	$41.90
Total Return*	19.90%	26.65%	24.51%	(27.37)%	29.32%
Net Assets, End of Period (in thousands)	$4,499	$4,132	$5,957	$9,829	$23,302
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.28% (5)	2.21% (6)	2.30% (7)	2.20%	2.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	2.06%	2.02%	2.06%	2.07%	2.05%
Ratio of Net Investment Income/(Loss)	0.52% (2)	0.42% (3)	1.28% (4)	1.44%	(0.46)%
Portfolio Turnover Rate	159%	168%	169%	145%	184%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.12%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.29 and 0.76%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
10 | September 30, 2025

Janus Henderson European Focus Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$49.35	$39.57	$32.32	$44.21	$34.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.85 (2)	0.65 (3)	0.91 (4)	0.98	0.24
Net realized and unrealized gain/(loss)	9.35	10.18	7.34	(12.73)	10.13
Total from Investment Operations	10.20	10.83	8.25	(11.75)	10.37
Less Dividends and Distributions:
Dividends (from net investment income)	(0.74)	(1.05)	(1.00)	(0.14)	(0.17)
Total Dividends and Distributions	(0.74)	(1.05)	(1.00)	(0.14)	(0.17)
Net Asset Value, End of Period	$58.81	$49.35	$39.57	$32.32	$44.21
Total Return*	21.07%	27.82%	25.69%	(26.66)%	30.57%
Net Assets, End of Period (in thousands)	$46,195	$11,650	$9,386	$6,899	$10,102
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.25% (5)	1.31% (6)	1.41% (7)	1.30%	1.28%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.09%	1.10%	1.11%	1.11%	1.10%
Ratio of Net Investment Income/(Loss)	1.62% (2)	1.42% (3)	2.26% (4)	2.39%	0.57%
Portfolio Turnover Rate	159%	168%	169%	145%	184%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.12%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.31 and 0.76%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson European Focus Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$49.39	$39.61	$32.36	$44.25	$34.03
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.80 (2)	0.69 (3)	0.96 (4)	1.02	0.26
Net realized and unrealized gain/(loss)	9.42	10.16	7.32	(12.75)	10.15
Total from Investment Operations	10.22	10.85	8.28	(11.73)	10.41
Less Dividends and Distributions:
Dividends (from net investment income)	(0.77)	(1.07)	(1.03)	(0.16)	(0.19)
Total Dividends and Distributions	(0.77)	(1.07)	(1.03)	(0.16)	(0.19)
Net Asset Value, End of Period	$58.84	$49.39	$39.61	$32.36	$44.25
Total Return*	21.09%	27.88%	25.77%	(26.60)%	30.66%
Net Assets, End of Period (in thousands)	$427,910	$333,621	$273,922	$196,068	$299,272
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.20% (5)	1.18% (6)	1.26% (7)	1.16%	1.14%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.06%	1.05%	1.05%	1.04%	1.03%
Ratio of Net Investment Income/(Loss)	1.56% (2)	1.52% (3)	2.39% (4)	2.47%	0.62%
Portfolio Turnover Rate	159%	168%	169%	145%	184%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.12%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.31 and 0.76%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
12 | September 30, 2025

Janus Henderson European Focus Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$49.04	$39.35	$32.15	$43.95	$33.80
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	1.34 (2)	0.90 (3)	1.01 (4)	0.95	0.35
Net realized and unrealized gain/(loss)	8.84	9.90	7.24	(12.56)	10.01
Total from Investment Operations	10.18	10.80	8.25	(11.61)	10.36
Less Dividends and Distributions:
Dividends (from net investment income)	(0.90)	(1.11)	(1.05)	(0.19)	(0.21)
Total Dividends and Distributions	(0.90)	(1.11)	(1.05)	(0.19)	(0.21)
Net Asset Value, End of Period	$58.32	$49.04	$39.35	$32.15	$43.95
Total Return*	21.23%	27.94%	25.84%	(26.54)%	30.72%
Net Assets, End of Period (in thousands)	$49,054	$5,144	$16,922	$14,170	$9,763
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.10% (5)	1.11% (6)	1.21% (7)	1.11%	1.11%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	0.96%	0.97%	0.97%	0.96%
Ratio of Net Investment Income/(Loss)	2.54% (2)	2.00% (3)	2.54% (4)	2.40%	0.85%
Portfolio Turnover Rate	159%	168%	169%	145%	184%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.12%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.30 and 0.76%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson European Focus Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$47.07	$37.83	$31.03	$42.42	$32.57
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.61 (2)	0.61 (3)	0.82 (4)	0.88	0.23
Net realized and unrealized gain/(loss)	8.98	9.61	7.00	(12.13)	9.73
Total from Investment Operations	9.59	10.22	7.82	(11.25)	9.96
Less Dividends and Distributions:
Dividends (from net investment income)	(0.64)	(0.98)	(1.02)	(0.14)	(0.11)
Total Dividends and Distributions	(0.64)	(0.98)	(1.02)	(0.14)	(0.11)
Net Asset Value, End of Period	$56.02	$47.07	$37.83	$31.03	$42.42
Total Return*	20.72%	27.45%	25.38%	(26.61)%	30.63%
Net Assets, End of Period (in thousands)	$785	$654	$246	$101	$85
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.04% (5)	2.18% (6)	2.89% (7)	4.51%	5.71%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.38%	1.40%	1.34%	1.10%	1.07%
Ratio of Net Investment Income/(Loss)	1.25% (2)	1.38% (3)	2.13% (4)	2.27%	0.58%
Portfolio Turnover Rate	159%	168%	169%	145%	184%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.12%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.29 and 0.76%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
14 | September 30, 2025

Janus Henderson European Focus Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$49.27	$39.51	$32.27	$44.17	$34.02
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.73 (2)	0.63 (3)	0.93 (4)	0.93	0.20
Net realized and unrealized gain/(loss)	9.39	10.14	7.26	(12.70)	10.12
Total from Investment Operations	10.12	10.77	8.19	(11.77)	10.32
Less Dividends and Distributions:
Dividends (from net investment income)	(0.69)	(1.01)	(0.95)	(0.13)	(0.17)
Total Dividends and Distributions	(0.69)	(1.01)	(0.95)	(0.13)	(0.17)
Net Asset Value, End of Period	$58.70	$49.27	$39.51	$32.27	$44.17
Total Return*	20.91%	27.70%	25.54%	(26.73)%	30.41%
Net Assets, End of Period (in thousands)	$28,949	$15,919	$13,027	$7,392	$10,590
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.36% (5)	1.37% (6)	1.46% (7)	1.37%	1.38%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.21%	1.21%	1.22%	1.22%	1.21%
Ratio of Net Investment Income/(Loss)	1.41% (2)	1.39% (3)	2.31% (4)	2.25%	0.47%
Portfolio Turnover Rate	159%	168%	169%	145%	184%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.12%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.02 and 0.05%,
respectively.

(4)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2023. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.31 and 0.76%,
respectively.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(6)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(7)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2023. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson European Focus Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson European Focus Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital appreciation primarily through investment in equities of European companies. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
16 | September 30, 2025

Janus Henderson European Focus Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended September 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 17

Janus Henderson European Focus Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
18 | September 30, 2025

Janus Henderson European Focus Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Foreign Taxes
The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Statement of Operations reflects $807,764 of tax reclaims received as well as $56,794 of professional fees and $108,877 of certain fees assessed by the Internal Revenue Service due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and
Janus Investment Fund | 19

Janus Henderson European Focus Fund
Notes to Financial Statements
economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Geographic Investment Risk
To the extent the Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the
20 | September 30, 2025

Janus Henderson European Focus Fund
Notes to Financial Statements
purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of September 30, 2025.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $500 Million	1.00
Next $1 Billion	0.90
Next $1 Billion	0.85
Over $2.5 Billion	0.80
The Fund’s actual investment advisory fee rate for the reporting period was 0.99% of average annual net assets before any applicable waivers.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.96% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of
Janus Investment Fund | 21

Janus Henderson European Focus Fund
Notes to Financial Statements
the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $532,252 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares.
22 | September 30, 2025

Janus Henderson European Focus Fund
Notes to Financial Statements
Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2025, the Distributor retained upfront sales charges of $5,781.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended September 30,
2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class C Shares paid CDSCs of $875.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
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Janus Henderson European Focus Fund
Notes to Financial Statements
As of September 30, 2025, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	86	6
Class S Shares	-	-
Class T Shares	-	-
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$9,032,869	$-	$(332,106,992)	$-	$(1,454,139)	$121,290,642
Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended September 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(213,830,205)	$(118,276,787)	$(332,106,992)
During the year ended September 30, 2025, capital loss carryovers of $54,515,716 were utilized by the Fund.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$581,684,961	$124,187,886	$(2,897,244)	$121,290,642
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$7,093,610	$-	$-	$-
24 | September 30, 2025

Janus Henderson European Focus Fund
Notes to Financial Statements

For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$10,987,541	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
5. Capital Share Transactions
	Year ended September 30, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	127,289	$6,514,148	181,297	$8,120,774
Reinvested dividends and distributions	31,602	1,483,375	56,921	2,408,317
Shares repurchased	(345,741)	(17,159,264)	(489,929)	(22,003,992)
Net Increase/(Decrease)	(186,850)	$(9,161,741)	(251,711)	$(11,474,901)
Class C Shares:
Shares sold	28,164	$1,402,108	5,009	$217,188
Reinvested dividends and distributions	345	15,397	1,559	62,640
Shares repurchased	(36,229)	(1,739,844)	(77,507)	(3,282,599)
Net Increase/(Decrease)	(7,720)	$(322,339)	(70,939)	$(3,002,771)
Class D Shares:
Shares sold	757,367	$40,383,812	67,910	$3,137,797
Reinvested dividends and distributions	3,484	162,171	5,668	237,893
Shares repurchased	(211,457)	(11,081,071)	(74,723)	(3,328,850)
Net Increase/(Decrease)	549,394	$29,464,912	(1,145)	$46,840
Class I Shares:
Shares sold	3,002,155	$151,659,289	1,399,532	$64,747,878
Reinvested dividends and distributions	94,309	4,391,038	149,197	6,263,275
Shares repurchased	(2,578,907)	(126,097,231)	(1,710,483)	(75,867,428)
Net Increase/(Decrease)	517,557	$29,953,096	(161,754)	$(4,856,275)
Class N Shares:
Shares sold	907,084	$45,775,801	73,057	$3,367,205
Reinvested dividends and distributions	1,255	57,865	11,236	468,330
Shares repurchased	(172,141)	(9,093,786)	(409,431)	(19,508,884)
Net Increase/(Decrease)	736,198	$36,739,880	(325,138)	$(15,673,349)
Class S Shares:
Shares sold	88	$3,968	7,211	$300,741
Reinvested dividends and distributions	200	8,872	190	7,643
Shares repurchased	(161)	(7,990)	(13)	(528)
Net Increase/(Decrease)	127	$4,850	7,388	$307,856
Class T Shares:
Shares sold	367,008	$19,423,518	97,562	$4,536,140
Reinvested dividends and distributions	4,637	215,646	7,349	308,133
Shares repurchased	(201,595)	(10,389,130)	(111,539)	(4,973,796)
Net Increase/(Decrease)	170,050	$9,250,034	(6,628)	$(129,523)
6. Purchases and Sales of Investment Securities
For the year ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$963,701,765	$869,373,182	$-	$-
Janus Investment Fund | 25

Janus Henderson European Focus Fund
Notes to Financial Statements
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
26 | September 30, 2025

Janus Henderson European Focus Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson European Focus Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson European Focus Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 27

Janus Henderson European Focus Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2025:
Section 163(j) Interest Dividend	2%
Foreign Taxes Paid	$1,002,569
Foreign Source Income	$12,762,942
Dividends Received Deduction Percentage	1%
Qualified Dividend Income Percentage	100%
28 | September 30, 2025

Janus Henderson European Focus Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 29

Janus Henderson European Focus Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
30 | September 30, 2025

Janus Henderson European Focus Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 31

Janus Henderson European Focus Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Janus Henderson European Focus Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
Janus Investment Fund | 33

Janus Henderson European Focus Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson European Focus Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson European Focus Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson European Focus Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
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Janus Henderson European Focus Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
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Janus Henderson European Focus Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 39

Janus Henderson European Focus Fund
Notes
40 | September 30, 2025

Janus Henderson European Focus Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93080 11-25

ANNUAL FINANCIAL STATEMENTS

September 30, 2025
Janus Henderson Forty Fund
Janus Investment Fund

Janus Henderson Forty Fund

Janus Henderson Forty Fund
Schedule of Investments
September 30, 2025

	Shares	Value
Common Stocks – 99.5%
Aerospace & Defense – 3.7%
Boeing Co*	1,018,317	$219,783,358
Howmet Aerospace Inc	3,468,022	680,529,957
		900,313,315
Beverages – 2.0%
Monster Beverage Corp*	7,239,388	487,283,206
Biotechnology – 2.7%
Argenx SE (ADR)*	572,746	422,434,540
Madrigal Pharmaceuticals Inc*	522,050	239,443,453
		661,877,993
Capital Markets – 4.2%
Blackstone Group Inc	4,405,573	752,692,147
Intercontinental Exchange Inc	1,714,887	288,924,162
		1,041,616,309
Diversified Financial Services – 3.5%
Mastercard Inc - Class A	1,535,043	873,147,809
Electrical Equipment – 2.6%
Eaton Corp PLC	1,710,274	640,070,045
Health Care Providers & Services – 2.0%
UnitedHealth Group Inc	1,390,630	480,184,539
Hotels, Restaurants & Leisure – 6.9%
Booking Holdings Inc	108,742	587,127,418
Chipotle Mexican Grill Inc*	5,872,029	230,124,817
DoorDash Inc - Class A*	1,490,027	405,272,444
DraftKings Inc*	12,816,580	479,340,092
		1,701,864,771
Information Technology Services – 1.7%
Shopify Inc*	2,876,686	427,504,306
Interactive Media & Services – 8.3%
Alphabet Inc - Class C	3,654,001	889,931,944
Meta Platforms Inc - Class A	1,565,798	1,149,890,735
		2,039,822,679
Life Sciences Tools & Services – 2.1%
Danaher Corp	2,602,782	516,027,559
Multiline Retail – 10.0%
Amazon.com Inc*	8,821,022	1,936,831,801
MercadoLibre Inc*	223,443	522,172,884
		2,459,004,685
Pharmaceuticals – 2.8%
Eli Lilly & Co	893,446	681,699,298
Semiconductor & Semiconductor Equipment – 20.2%
Broadcom Inc	4,486,096	1,480,007,931
NVIDIA Corp	13,898,206	2,593,127,275
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3,163,788	883,614,351
		4,956,749,557
Software – 21.7%
AppLovin Corp - Class A*	496,687	356,889,477
Datadog Inc - Class A*	4,244,246	604,380,631
HubSpot Inc*	504,413	235,964,401
Microsoft Corp	5,444,807	2,820,137,786
Oracle Corp	4,690,914	1,319,272,653
		5,336,644,948
Technology Hardware, Storage & Peripherals – 5.1%
Apple Inc	4,880,424	1,242,702,363
Total Common Stocks (cost $12,058,879,179)		24,446,513,382
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
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Janus Henderson Forty Fund
Schedule of Investments
September 30, 2025
	Shares	Value
Investment Companies – 0.6%
Money Markets – 0.6%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $140,520,981)	140,492,883	$140,520,981
Total Investments (total cost $12,199,400,160) – 100.1%		24,587,034,363
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(14,349,305)
Net Assets – 100%		$24,572,685,058

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$22,331,308,282	90.8%
Taiwan	883,614,351	3.6
Argentina	522,172,884	2.1
Canada	427,504,306	1.8
Belgium	422,434,540	1.7
Total	$24,587,034,363	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 0.6%
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$262,382,580	$3,243,031,647	$(3,364,890,790)	$745	$(3,201)	$140,520,981	140,492,883	$6,116,538
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	-	897,108,513	(897,108,513)	-	-	-	-	25,577 ∆
Total Affiliated Investments - 0.6%
	$262,382,580	$4,140,140,160	$(4,261,999,303)	$745	$(3,201)	$140,520,981	140,492,883	$6,142,115
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Forty Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$24,446,513,382	$-	$-
Investment Companies	-	140,520,981	-
Total Assets	$24,446,513,382	$140,520,981	$-
 | 3

Janus Henderson Forty Fund
Statement of Assets and Liabilities
September 30, 2025

Assets:
Unaffiliated investments, at value (cost $12,058,879,179)	$24,446,513,382
Affiliated investments, at value (cost $140,520,981)	140,520,981
Cash	3,690,720
Trustees' deferred compensation	704,556
Receivables:
Fund shares sold	3,276,239
Dividends	3,124,621
Dividends from affiliates	378,010
Foreign tax reclaims	32,114
Other assets	143,998
Total Assets	24,598,384,621
Liabilities:
Payables:
Advisory fees	11,847,100
Fund shares repurchased	9,058,398
Transfer agent fees and expenses	2,874,636
Trustees' deferred compensation fees	704,556
12b-1 Distribution and shareholder servicing fees	339,372
Trustees' fees and expenses	108,166
Professional fees	79,645
Affiliated fund administration fees payable	50,075
Custodian fees	15,419
Accrued expenses and other payables	622,196
Total Liabilities	25,699,563
Commitments and contingent liabilities (Note 3)
Net Assets	$24,572,685,058
See footnotes at the end of the Statement.
See Notes to Financial Statements.
4  | September 30, 2025

Janus Henderson Forty Fund
Statement of Assets and Liabilities
September 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$10,040,221,073
Total distributable earnings (loss)	14,532,463,985
Total Net Assets	$24,572,685,058
Net Assets - Class A Shares	$578,366,529
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,253,710
Net Asset Value Per Share(1)	$62.50
Maximum Offering Price Per Share(2)	$66.31
Net Assets - Class C Shares	$102,410,099
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,422,282
Net Asset Value Per Share(1)	$42.28
Net Assets - Class D Shares	$15,043,727,420
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	250,934,563
Net Asset Value Per Share	$59.95
Net Assets - Class I Shares	$2,539,705,315
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	37,855,798
Net Asset Value Per Share	$67.09
Net Assets - Class N Shares	$700,232,186
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,349,648
Net Asset Value Per Share	$67.66
Net Assets - Class R Shares	$92,129,414
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,835,943
Net Asset Value Per Share	$50.18
Net Assets - Class S Shares	$485,418,020
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,389,109
Net Asset Value Per Share	$57.86
Net Assets - Class T Shares	$5,030,696,075
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	82,614,181
Net Asset Value Per Share	$60.89

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Forty Fund
Statement of Operations
For the year ended September 30, 2025

Investment Income:
Dividends	$135,944,353
Dividends from affiliates	6,116,538
Affiliated securities lending income, net	25,577
Unaffiliated securities lending income, net	7,378
Other income	91,135
Foreign tax withheld	(620,459)
Total Investment Income	141,564,522
Expenses:
Advisory fees	119,713,092
12b-1 Distribution and shareholder servicing fees:
Class A Shares	1,290,503
Class C Shares	887,233
Class R Shares	435,526
Class S Shares	1,154,355
Transfer agent administrative fees and expenses:
Class D Shares	14,765,146
Class R Shares	220,591
Class S Shares	1,157,111
Class T Shares	11,246,794
Transfer agent networking and omnibus fees:
Class A Shares	377,224
Class C Shares	81,868
Class I Shares	1,899,980
Other transfer agent fees and expenses:
Class A Shares	25,347
Class C Shares	4,184
Class D Shares	629,158
Class I Shares	62,176
Class N Shares	26,895
Class R Shares	781
Class S Shares	4,434
Class T Shares	26,514
Shareholder reports expense	772,227
Affiliated fund administration fees	669,012
Trustees' fees and expenses	421,247
Professional fees	239,987
Custodian fees	234,446
Registration fees	229,478
Other expenses	1,276,346
Total Expenses	157,851,655
Less: Excess Expense Reimbursement and Waivers	(919,348)
Net Expenses	156,932,307
Net Investment Income/(Loss)	(15,367,785)
Net Realized Gain/(Loss) on Investments:
Investments	2,448,050,845
Investments in affiliates	745
Total Net Realized Gain/(Loss) on Investments	2,448,051,590
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	1,825,936,793
Investments in affiliates	(3,201)
Total Change in Unrealized Net Appreciation/Depreciation	1,825,933,592
Net Increase/(Decrease) in Net Assets Resulting from Operations	$4,258,617,397
See Notes to Financial Statements.
6  | September 30, 2025

Janus Henderson Forty Fund
Statements of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$(15,367,785)	$27,629,552
Net realized gain/(loss) on investments	2,448,051,590	2,339,298,500
Change in unrealized net appreciation/depreciation	1,825,933,592	4,469,423,392
Net Increase/(Decrease) in Net Assets Resulting from Operations	4,258,617,397	6,836,351,444
Dividends and Distributions to Shareholders:
Class A Shares	(49,778,163)	(33,530,762)
Class C Shares	(14,591,697)	(11,528,193)
Class D Shares	(1,373,661,795)	(934,107,293)
Class I Shares	(218,700,081)	(155,927,384)
Class N Shares	(62,850,300)	(43,022,244)
Class R Shares	(10,536,057)	(7,337,749)
Class S Shares	(49,881,862)	(35,919,513)
Class T Shares	(449,429,496)	(306,510,959)
Net Decrease from Dividends and Distributions to Shareholders	(2,229,429,451)	(1,527,884,097)
Capital Share Transactions:
Class A Shares	17,170,476	9,961,090
Class C Shares	(9,047,546)	(13,838,399)
Class D Shares	456,873,421	205,532,197
Class I Shares	(95,818,075)	(9,703,797)
Class N Shares	(41,257,740)	19,956,685
Class R Shares	(3,812,228)	(1,032,389)
Class S Shares	(34,908,610)	(14,561,651)
Class T Shares	158,663,915	40,882,022
Net Increase/(Decrease) from Capital Share Transactions	447,863,613	237,195,758
Net Increase/(Decrease) in Net Assets	2,477,051,559	5,545,663,105
Net Assets:
Beginning of period	22,095,633,499	16,549,970,394
End of period	$24,572,685,058	$22,095,633,499
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Forty Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$57.23	$43.76	$33.69	$56.20	$46.81
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.14)	(0.01)	0.06	(0.08)	(0.26)
Net realized and unrealized gain/(loss)	11.07	17.38	10.03	(17.22)	13.50
Total from Investment Operations	10.93	17.37	10.09	(17.30)	13.24
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.01)	—	—	—
Distributions (from capital gains)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Total Dividends and Distributions	(5.66)	(3.90)	(0.02)	(5.21)	(3.85)
Net Asset Value, End of Period	$62.50	$57.23	$43.76	$33.69	$56.20
Total Return*	20.32%	42.41%	29.97%	(34.00)%	29.72%
Net Assets, End of Period (in thousands)	$578,367	$511,272	$377,708	$326,566	$525,208
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.88%	0.84%	0.81%	0.89%	1.02%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.88%	0.84%	0.81%	0.89%	1.02%
Ratio of Net Investment Income/(Loss)	(0.25)%	(0.03)%	0.14%	(0.17)%	(0.50)%
Portfolio Turnover Rate	33%	36%	39%	39%	31%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
8  | September 30, 2025

Janus Henderson Forty Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$40.65	$32.32	$25.06	$43.38	$37.15
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.33)	(0.25)	(0.17)	(0.28)	(0.47)
Net realized and unrealized gain/(loss)	7.62	12.47	7.45	(12.83)	10.55
Total from Investment Operations	7.29	12.22	7.28	(13.11)	10.08
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Total Dividends and Distributions	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Net Asset Value, End of Period	$42.28	$40.65	$32.32	$25.06	$43.38
Total Return*	19.57%	41.41%	29.07%	(34.43)%	28.88%
Net Assets, End of Period (in thousands)	$102,410	$108,611	$97,763	$89,166	$160,133
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.52%	1.52%	1.53%	1.51%	1.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.52%	1.52%	1.53%	1.51%	1.68%
Ratio of Net Investment Income/(Loss)	(0.88)%	(0.71)%	(0.57)%	(0.80)%	(1.15)%
Portfolio Turnover Rate	33%	36%	39%	39%	31%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Forty Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$55.06	$42.26	$32.47	$54.28	$45.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)	0.08	0.13	0.01	(0.15)
Net realized and unrealized gain/(loss)	10.63	16.72	9.68	(16.58)	13.04
Total from Investment Operations	10.61	16.80	9.81	(16.57)	12.89
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.11)	—	(0.03)	—
Distributions (from capital gains)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Total Dividends and Distributions	(5.72)	(4.00)	(0.02)	(5.24)	(3.85)
Net Asset Value, End of Period	$59.95	$55.06	$42.26	$32.47	$54.28
Total Return*	20.58%	42.68%	30.23%	(33.86)%	30.00%
Net Assets, End of Period (in thousands)	$15,043,727	$13,355,517	$9,953,141	$8,069,316	$12,846,210
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.67%	0.63%	0.61%	0.69%	0.82%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.63%	0.61%	0.69%	0.82%
Ratio of Net Investment Income/(Loss)	(0.03)%	0.18%	0.33%	0.03%	(0.29)%
Portfolio Turnover Rate	33%	36%	39%	39%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | September 30, 2025

Janus Henderson Forty Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$60.98	$46.40	$35.63	$59.06	$48.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	— (2)	0.12	0.16	0.04	(0.13)
Net realized and unrealized gain/(loss)	11.85	18.48	10.63	(18.21)	14.15
Total from Investment Operations	11.85	18.60	10.79	(18.17)	14.02
Less Dividends and Distributions:
Dividends (from net investment income)	(0.08)	(0.13)	—	(0.05)	—
Distributions (from capital gains)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Total Dividends and Distributions	(5.74)	(4.02)	(0.02)	(5.26)	(3.85)
Net Asset Value, End of Period	$67.09	$60.98	$46.40	$35.63	$59.06
Total Return*	20.61%	42.76%	30.30%	(33.84)%	30.07%
Net Assets, End of Period (in thousands)	$2,539,705	$2,405,255	$1,826,123	$1,547,668	$2,360,269
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.64%	0.59%	0.56%	0.64%	0.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.64%	0.59%	0.56%	0.64%	0.76%
Ratio of Net Investment Income/(Loss)	0.00% (3)	0.22%	0.39%	0.08%	(0.24)%
Portfolio Turnover Rate	33%	36%	39%	39%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Forty Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$61.44	$46.73	$35.86	$59.38	$49.11
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.05	0.16	0.20	0.07	(0.10)
Net realized and unrealized gain/(loss)	11.95	18.61	10.69	(18.30)	14.22
Total from Investment Operations	12.00	18.77	10.89	(18.23)	14.12
Less Dividends and Distributions:
Dividends (from net investment income)	(0.12)	(0.17)	—	(0.08)	—
Distributions (from capital gains)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Total Dividends and Distributions	(5.78)	(4.06)	(0.02)	(5.29)	(3.85)
Net Asset Value, End of Period	$67.66	$61.44	$46.73	$35.86	$59.38
Total Return*	20.72%	42.86%	30.38%	(33.78)%	30.15%
Net Assets, End of Period (in thousands)	$700,232	$679,864	$490,179	$371,702	$581,225
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.56%	0.52%	0.49%	0.56%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.56%	0.52%	0.49%	0.56%	0.70%
Ratio of Net Investment Income/(Loss)	0.08%	0.29%	0.46%	0.15%	(0.17)%
Portfolio Turnover Rate	33%	36%	39%	39%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | September 30, 2025

Janus Henderson Forty Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$47.17	$36.83	$28.48	$48.48	$41.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.29)	(0.19)	(0.09)	(0.23)	(0.40)
Net realized and unrealized gain/(loss)	8.96	14.42	8.46	(14.56)	11.72
Total from Investment Operations	8.67	14.23	8.37	(14.79)	11.32
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Total Dividends and Distributions	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Net Asset Value, End of Period	$50.18	$47.17	$36.83	$28.48	$48.48
Total Return*	19.81%	41.82%	29.41%	(34.26)%	29.21%
Net Assets, End of Period (in thousands)	$92,129	$90,397	$70,645	$60,027	$103,653
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.30%	1.26%	1.23%	1.31%	1.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.30%	1.26%	1.23%	1.30%	1.42%
Ratio of Net Investment Income/(Loss)	(0.66)%	(0.45)%	(0.28)%	(0.59)%	(0.90)%
Portfolio Turnover Rate	33%	36%	39%	39%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Forty Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$53.45	$41.17	$31.75	$53.33	$44.67
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.21)	(0.09)	(0.01)	(0.15)	(0.33)
Net realized and unrealized gain/(loss)	10.28	16.26	9.45	(16.22)	12.84
Total from Investment Operations	10.07	16.17	9.44	(16.37)	12.51
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Total Dividends and Distributions	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Net Asset Value, End of Period	$57.86	$53.45	$41.17	$31.75	$53.33
Total Return*	20.13%	42.15%	29.75%	(34.09)%	29.50%
Net Assets, End of Period (in thousands)	$485,418	$486,739	$381,719	$331,903	$586,481
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.05%	1.01%	0.98%	1.07%	1.20%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.04%	1.00%	0.97%	1.05%	1.19%
Ratio of Net Investment Income/(Loss)	(0.40)%	(0.19)%	(0.02)%	(0.34)%	(0.66)%
Portfolio Turnover Rate	33%	36%	39%	39%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | September 30, 2025

Janus Henderson Forty Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$55.85	$42.80	$32.92	$54.99	$45.83
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.08)	0.03	0.09	(0.03)	(0.21)
Net realized and unrealized gain/(loss)	10.79	16.97	9.81	(16.83)	13.22
Total from Investment Operations	10.71	17.00	9.90	(16.86)	13.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.06)	—	—	—
Distributions (from capital gains)	(5.66)	(3.89)	(0.02)	(5.21)	(3.85)
Total Dividends and Distributions	(5.67)	(3.95)	(0.02)	(5.21)	(3.85)
Net Asset Value, End of Period	$60.89	$55.85	$42.80	$32.92	$54.99
Total Return*	20.44%	42.55%	30.09%	(33.94)%	29.86%
Net Assets, End of Period (in thousands)	$5,030,696	$4,457,979	$3,352,693	$2,759,921	$4,465,117
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.80%	0.76%	0.73%	0.81%	0.95%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.74%	0.71%	0.79%	0.93%
Ratio of Net Investment Income/(Loss)	(0.15)%	0.07%	0.23%	(0.07)%	(0.41)%
Portfolio Turnover Rate	33%	36%	39%	39%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Forty Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Forty Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940
Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
16 | September 30, 2025

Janus Henderson Forty Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended September 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 17

Janus Henderson Forty Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
18 | September 30, 2025

Janus Henderson Forty Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Janus Investment Fund | 19

Janus Henderson Forty Fund
Notes to Financial Statements
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund
20 | September 30, 2025

Janus Henderson Forty Fund
Notes to Financial Statements
securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of September 30, 2025.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the Russell 1000® Growth Index.
Janus Investment Fund | 21

Janus Henderson Forty Fund
Notes to Financial Statements
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±8.50%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended September 30, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.54%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.68% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $532,252 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
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Janus Henderson Forty Fund
Notes to Financial Statements
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2025, the Distributor retained upfront sales charges of $33,904.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class A Shares paid CDSCs of $1,372 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class C Shares paid CDSCs of $6,518.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All
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Janus Henderson Forty Fund
Notes to Financial Statements
deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended September 30, 2025, the Fund engaged in cross trades amounting to $14,666,303 in purchases.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The Fund has elected to defer qualified late-year losses as noted in the table below. These losses will be deferred for
24 | September 30, 2025

Janus Henderson Forty Fund
Notes to Financial Statements
tax purposes and recognized during the next fiscal year.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$-	$2,160,682,206	$-	$(15,396,263)	$(694,966)	$12,387,873,008
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$12,199,161,355	$12,705,969,816	$(318,096,808)	$12,387,873,008
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$94,898,222	$2,134,531,229	$-	$-

For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$38,072,772	$1,489,811,325	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $84,559,466, all of which is long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
Janus Investment Fund | 25

Janus Henderson Forty Fund
Notes to Financial Statements
5. Capital Share Transactions
	Year ended September 30, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	1,233,177	$67,115,402	1,410,580	$69,113,423
Reinvested dividends and distributions	722,254	40,186,220	614,204	26,902,132
Shares repurchased	(1,635,315)	(90,131,146)	(1,722,964)	(86,054,465)
Net Increase/(Decrease)	320,116	$17,170,476	301,820	$9,961,090
Class C Shares:
Shares sold	328,298	$12,264,421	445,197	$15,666,516
Reinvested dividends and distributions	352,998	13,357,443	336,867	10,540,565
Shares repurchased	(930,560)	(34,669,410)	(1,135,790)	(40,045,480)
Net Increase/(Decrease)	(249,264)	$(9,047,546)	(353,726)	$(13,838,399)
Class D Shares:
Shares sold	5,064,263	$266,852,554	5,464,582	$262,472,676
Reinvested dividends and distributions	24,484,743	1,304,547,068	21,142,971	889,696,219
Shares repurchased	(21,159,337)	(1,114,526,201)	(19,611,522)	(946,636,698)
Net Increase/(Decrease)	8,389,669	$456,873,421	6,996,031	$205,532,197
Class I Shares:
Shares sold	6,464,548	$377,097,294	7,686,938	$403,783,119
Reinvested dividends and distributions	3,208,069	191,233,008	2,887,353	134,492,896
Shares repurchased	(11,261,051)	(664,148,377)	(10,487,265)	(547,979,812)
Net Increase/(Decrease)	(1,588,434)	$(95,818,075)	87,026	$(9,703,797)
Class N Shares:
Shares sold	1,529,927	$91,527,231	2,161,028	$112,998,865
Reinvested dividends and distributions	976,450	58,655,380	850,867	39,914,178
Shares repurchased	(3,221,867)	(191,440,351)	(2,436,663)	(132,956,358)
Net Increase/(Decrease)	(715,490)	$(41,257,740)	575,232	$19,956,685
Class R Shares:
Shares sold	199,231	$8,856,190	287,703	$11,911,642
Reinvested dividends and distributions	232,601	10,425,185	200,137	7,250,966
Shares repurchased	(512,321)	(23,093,603)	(489,529)	(20,194,997)
Net Increase/(Decrease)	(80,489)	$(3,812,228)	(1,689)	$(1,032,389)
Class S Shares:
Shares sold	815,049	$41,355,279	1,104,039	$51,652,610
Reinvested dividends and distributions	962,892	49,665,982	873,881	35,802,904
Shares repurchased	(2,494,495)	(125,929,871)	(2,145,079)	(102,017,165)
Net Increase/(Decrease)	(716,554)	$(34,908,610)	(167,159)	$(14,561,651)
Class T Shares:
Shares sold	7,351,432	$396,834,935	6,882,408	$336,692,521
Reinvested dividends and distributions	8,098,372	438,688,801	7,011,623	299,536,526
Shares repurchased	(12,650,679)	(676,859,821)	(12,404,356)	(595,347,025)
Net Increase/(Decrease)	2,799,125	$158,663,915	1,489,675	$40,882,022
6. Purchases and Sales of Investment Securities
For the year ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$7,282,336,959	$9,015,560,967	$-	$-
26 | September 30, 2025

Janus Henderson Forty Fund
Notes to Financial Statements
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 27

Janus Henderson Forty Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Forty Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Forty Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
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Janus Henderson Forty Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2025:
Capital Gain Distributions	$2,219,090,695
Janus Investment Fund | 29

Janus Henderson Forty Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Forty Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Janus Henderson Forty Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
32 | September 30, 2025

Janus Henderson Forty Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 33

Janus Henderson Forty Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
34 | September 30, 2025

Janus Henderson Forty Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 35

Janus Henderson Forty Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Forty Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 37

Janus Henderson Forty Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
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Janus Henderson Forty Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 39

Janus Henderson Forty Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
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Janus Henderson Forty Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93041 11-25

ANNUAL FINANCIAL STATEMENTS

September 30, 2025
Janus Henderson Global Equity Income Fund
Janus Investment Fund

Janus Henderson Global Equity Income Fund

Janus Henderson Global Equity Income Fund
Schedule of Investments
September 30, 2025

	Shares	Value
Common Stocks – 95.0%
Automobiles – 0.9%
Hyundai Motor Co	390,640	$60,059,217
Banks – 13.0%
ABN AMRO Bank NV, CVAž	1,171,696	37,518,022
BNP Paribas SA	1,303,773	118,834,551
China Merchants Bank Co Ltd	4,848,000	29,166,880
DBS Group Holdings Ltd	2,744,500	108,725,198
Erste Group Bank AG	450,427	44,026,155
HSBC Holdings PLC	12,352,455	174,326,136
Industrial & Commercial Bank of China Ltd	41,447,000	30,602,796
Intesa Sanpaolo SpA	10,210,051	67,511,681
Mizuho Financial Group Inc	1,981,900	66,340,804
Natwest Group PLC	4,606,643	32,329,638
Sumitomo Mitsui Financial Group Inc	2,334,600	65,360,129
United Overseas Bank Ltd	3,507,700	94,126,410
		868,868,400
Beverages – 4.1%
Carlsberg A/S	222,746	25,899,552
Coca-Cola European Partners PLC	546,977	49,452,191
Diageo PLC	5,667,834	134,907,434
Pernod Ricard SA	621,653	61,116,465
		271,375,642
Capital Markets – 0.7%
IG Group Holdings PLC	3,211,526	46,564,031
Consumer Finance – 0.5%
OneMain Holdings Inc	616,793	34,824,133
Containers & Packaging – 0.9%
Amcor PLC	7,787,877	63,704,834
Diversified Financial Services – 0.2%
M&G PLC	3,385,281	11,573,910
Diversified Telecommunication Services – 4.8%
BT Group PLC	11,416,178	29,382,499
Elisa Oyj	921,426	48,341,638
Infrastrutture Wireless Italiane SpAž	4,999,707	58,746,935
Telenor ASA	3,303,290	54,843,909
Telia Co AB	9,058,285	34,602,110
TELUS Corp	5,942,854	93,616,500
		319,533,591
Electric Utilities – 3.9%
Enel SpA	13,631,503	129,270,759
Iberdrola SA	3,440,538	65,183,963
SSE PLC	2,793,142	65,447,298
		259,902,020
Electrical Equipment – 1.0%
Schneider Electric SE	238,826	67,413,350
Equity Real Estate Investment Trusts (REITs) – 1.0%
British Land Co PLC	14,798,940	69,539,046
Food & Staples Retailing – 1.6%
Koninklijke Ahold Delhaize NV	1,230,707	49,783,313
Tesco PLC	9,395,386	56,309,993
		106,093,306
Food Products – 0.5%
Mowi ASA	1,616,592	34,291,358
Hotels, Restaurants & Leisure – 0.5%
Sodexo SA	547,959	34,492,681
Household Durables – 3.5%
Sony Corp	6,676,100	191,591,516
Taylor Wimpey PLC	29,115,946	40,522,281
		232,113,797
Household Products – 1.9%
Reckitt Benckiser Group PLC	1,608,484	124,206,003
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Equity Income Fund
Schedule of Investments
September 30, 2025
	Shares	Value
Common Stocks – (continued)
Industrial Conglomerates – 1.0%
Swire Pacific Ltd	7,555,000	$64,114,385
Industrial Real Estate Investment Trusts (REITs) – 1.0%
Prologis Inc	578,382	66,236,307
Insurance – 5.9%
ASR Nederland NV	32,003	2,177,717
Aviva PLC	2,577,818	23,867,353
Dai-ichi Life Holdings Inc	17,485,700	137,571,496
Legal & General Group PLC	22,804,592	73,282,686
NN Group NV	944,114	66,649,028
Phoenix Group Holdings PLC	9,186,403	79,716,106
Sony Financial Holdings Inc*	6,676,100	7,404,344
		390,668,730
Machinery – 2.6%
Daimler Truck Holding AG	1,035,812	42,675,061
Komatsu Ltd	3,738,800	130,110,006
		172,785,067
Media – 1.0%
Publicis Groupe SA	697,021	66,896,461
Metals & Mining – 2.5%
Freeport-McMoRan Inc	1,528,582	59,950,986
Rio Tinto PLC	1,587,473	104,599,266
		164,550,252
Multi-Utilities – 1.0%
National Grid PLC	4,720,871	68,048,832
Oil, Gas & Consumable Fuels – 10.6%
Eni SpA	6,314,122	110,241,720
Pembina Pipeline Corp	2,587,227	104,623,258
Shell PLC	2,723,039	97,805,787
Suncor Energy Inc	1,708,824	71,521,315
TotalEnergies SE	3,118,046	190,242,074
Var Energi ASA	19,924,615	66,732,447
Williams Cos Inc	1,055,731	66,880,559
		708,047,160
Paper & Forest Products – 0.5%
Mondi PLC	2,276,967	31,529,152
Personal Products – 2.5%
Unilever PLC	2,776,009	164,769,597
Pharmaceuticals – 2.2%
Merck & Co Inc	1,590,716	133,508,794
Pfizer Inc	494,486	12,599,503
		146,108,297
Real Estate Management & Development – 0.3%
Swire Properties Ltd	7,756,000	22,066,968
Semiconductor & Semiconductor Equipment – 6.2%
MediaTek Inc	2,978,000	129,131,856
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	584,610	163,275,727
Texas Instruments Inc	165,717	30,447,184
Tokyo Electron Ltd	505,500	91,150,901
		414,005,668
Specialized Real Estate Investment Trusts (REITs) – 1.5%
Digital Realty Trust Inc	197,204	34,092,628
VICI Properties Inc	1,980,510	64,584,431
		98,677,059
Specialty Retail – 4.5%
Best Buy Co Inc	889,449	67,260,133
Home Depot Inc	236,689	95,904,016
Industria de Diseno Textil SA	2,460,215	135,900,263
		299,064,412
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2025

Janus Henderson Global Equity Income Fund
Schedule of Investments
September 30, 2025
	Shares	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 3.0%
Cie Financiere Richemont SA (REG)	863,658	$165,748,966
LVMH Moet Hennessy Louis Vuitton SE	53,733	32,874,201
		198,623,167
Tobacco – 6.0%
British American Tobacco PLC	5,032,770	267,030,452
Imperial Brands PLC	3,121,052	132,561,734
		399,592,186
Wireless Telecommunication Services – 3.7%
KDDI Corp	10,374,500	166,252,984
Tele2 AB	4,617,623	78,813,691
		245,066,675
Total Common Stocks (cost $5,871,339,724)		6,325,405,694
Preferred Stocks – 2.1%
Automobiles – 0%
Hyundai Motor Co	35,401	4,120,644
Technology Hardware, Storage & Peripherals – 2.1%
Samsung Electronics Co Ltd	2,897,449	137,772,964
Total Preferred Stocks (cost $127,601,017)		141,893,608
Total Investments (total cost $5,998,940,741) – 97.1%		6,467,299,302
Cash, Receivables and Other Assets, net of Liabilities – 2.9%		191,064,760
Net Assets – 100%		$6,658,364,062

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United Kingdom	$1,615,196,041	25.0%
Japan	855,782,180	13.2
United States	827,799,295	12.8
France	571,869,783	8.8
Italy	365,771,095	5.7
Netherlands	320,897,677	5.0
Taiwan	292,407,583	4.5
Canada	269,761,073	4.2
Singapore	202,851,608	3.1
South Korea	201,952,825	3.1
Spain	201,084,226	3.1
Switzerland	165,748,966	2.6
Norway	155,867,714	2.4
Sweden	113,415,801	1.8
Hong Kong	86,181,353	1.3
China	59,769,676	0.9
Finland	48,341,638	0.7
Austria	44,026,155	0.7
Germany	42,675,061	0.7
Denmark	25,899,552	0.4
Total	$6,467,299,302	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Equity Income Fund
Schedule of Investments
September 30, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$215,145,892	$3,936,551,066	$(4,151,694,423)	$(10,207)	$7,672	$-	-	$5,838,681

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	10/22/25	(402,062,606)	$543,522,595	$2,801,277
Euro	10/22/25	(623,066,387)	730,174,672	(2,257,429)
Total				$543,848
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of September 30, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of September 30, 2025
Currency Contracts
Asset Derivatives:
Forward foreign currency exchange contracts	$2,801,277
Liability Derivatives:
Forward foreign currency exchange contracts	$2,257,429
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended September 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$(35,725,937)

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts
Forward foreign currency exchange contracts	$7,971,067
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | September 30, 2025

Janus Henderson Global Equity Income Fund
Schedule of Investments
September 30, 2025

Average Ending Monthly Value of Derivative Instruments During the Year Ended September 30, 2025
Forward foreign currency exchange contracts:
Average amounts sold - in USD	$1,215,909,522

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$2,801,277	$(2,257,429)	$—	$543,848

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
BNP Paribas	$2,257,429	$(2,257,429)	$—	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Equity Income Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended September 30, 2025 is $96,264,957, which represents 1.4% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Beverages	$49,452,191	$221,923,451	$-
Consumer Finance	34,824,133	-	-
Containers & Packaging	63,704,834	-	-
Diversified Telecommunication Services	93,616,500	225,917,091	-
Industrial Real Estate Investment Trusts (REITs)	66,236,307	-	-
Insurance	7,404,344	383,264,386	-
Metals & Mining	59,950,986	104,599,266	-
Oil, Gas & Consumable Fuels	243,025,132	465,022,028	-
Pharmaceuticals	146,108,297	-	-
Semiconductor & Semiconductor Equipment	193,722,911	220,282,757	-
Specialized Real Estate Investment Trusts (REITs)	98,677,059	-	-
Specialty Retail	163,164,149	135,900,263	-
All Other	-	3,348,609,609	-
Preferred Stocks	-	141,893,608	-
Total Investments in Securities	$1,219,886,843	$5,247,412,459	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,801,277	-
Total Assets	$1,219,886,843	$5,250,213,736	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$2,257,429	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

6  | September 30, 2025

Janus Henderson Global Equity Income Fund
Statement of Assets and Liabilities
September 30, 2025

Assets:
Investments, at value (cost $5,998,940,741)	$6,467,299,302
Forward foreign currency exchange contracts	2,801,277
Cash denominated in foreign currency (cost $11,656,545)	11,656,545
Trustees' deferred compensation	189,030
Receivables:
Investments sold	209,809,500
Foreign tax reclaims	76,381,334
Dividends	25,079,703
Fund shares sold	9,770,376
Dividends from affiliates	215,244
Other assets	8,332,173
Total Assets	6,811,534,484
Liabilities:
Due to custodian	39,339,282
Forward foreign currency exchange contracts	2,257,429
Payables:
Investments purchased	51,645,769
Fund shares repurchased	40,131,798
Dividends	9,401,780
Foreign withholding tax reclaim fee	5,033,363
Advisory fees	3,536,583
Transfer agent fees and expenses	760,025
12b-1 Distribution and shareholder servicing fees	370,939
Trustees' deferred compensation fees	189,030
Professional fees	80,218
Custodian fees	56,522
Trustees' fees and expenses	30,495
Affiliated fund administration fees payable	13,708
Accrued expenses and other payables	323,481
Total Liabilities	153,170,422
Commitments and contingent liabilities (Note 4)
Net Assets	$6,658,364,062
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Equity Income Fund
Statement of Assets and Liabilities
September 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$7,376,683,324
Total distributable earnings (loss)	(718,319,262)
Total Net Assets	$6,658,364,062
Net Assets - Class A Shares	$730,579,360
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	104,737,832
Net Asset Value Per Share(1)	$6.98
Maximum Offering Price Per Share(2)	$7.41
Net Assets - Class C Shares	$259,921,302
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	38,032,760
Net Asset Value Per Share(1)	$6.83
Net Assets - Class D Shares	$47,401,389
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,821,478
Net Asset Value Per Share	$6.95
Net Assets - Class I Shares	$5,050,767,728
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	721,288,165
Net Asset Value Per Share	$7.00
Net Assets - Class N Shares	$462,611,688
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	66,072,664
Net Asset Value Per Share	$7.00
Net Assets - Class S Shares	$22,621,338
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,283,796
Net Asset Value Per Share	$6.89
Net Assets - Class T Shares	$84,461,257
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,161,141
Net Asset Value Per Share	$6.95

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
8  | September 30, 2025

Janus Henderson Global Equity Income Fund
Statement of Operations
For the year ended September 30, 2025

Investment Income:
Dividends	$488,060,323
Dividends from affiliates	5,838,681
Other income	492,251
Foreign tax withheld (net of foreign withholding tax reclaim fee of $216,105)	(40,798,490)
Total Investment Income	453,592,765
Expenses:
Advisory fees	39,070,198
12b-1 Distribution and shareholder servicing fees:
Class A Shares	1,713,981
Class C Shares	2,448,515
Class S Shares	48,395
Transfer agent administrative fees and expenses:
Class D Shares	39,511
Class S Shares	48,426
Class T Shares	189,917
Transfer agent networking and omnibus fees:
Class A Shares	1,238,881
Class C Shares	193,647
Class I Shares	4,499,656
Other transfer agent fees and expenses:
Class A Shares	36,412
Class C Shares	11,478
Class D Shares	6,758
Class I Shares	135,999
Class N Shares	17,388
Class S Shares	251
Class T Shares	848
Custodian fees	530,671
Professional fees	385,414
Shareholder reports expense	284,919
Affiliated fund administration fees	182,553
Registration fees	178,129
Trustees' fees and expenses	114,389
Other expenses	489,922
Total Expenses	51,866,258
Less: Excess Expense Reimbursement and Waivers	(26,011)
Net Expenses	51,840,247
Net Investment Income/(Loss)	401,752,518
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	470,663,009
Investments in affiliates	(10,207)
Forward foreign currency exchange contracts	(35,725,937)
Total Net Realized Gain/(Loss) on Investments	434,926,865
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	139,797,792
Investments in affiliates	7,672
Forward foreign currency exchange contracts	7,971,067
Total Change in Unrealized Net Appreciation/Depreciation	147,776,531
Net Increase/(Decrease) in Net Assets Resulting from Operations	$984,455,914
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Equity Income Fund
Statements of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$401,752,518	$428,663,301
Net realized gain/(loss) on investments	434,926,865	12,877,871
Change in unrealized net appreciation/depreciation	147,776,531	668,794,413
Net Increase/(Decrease) in Net Assets Resulting from Operations	984,455,914	1,110,335,585
Dividends and Distributions to Shareholders:
Class A Shares	(49,975,660)	(52,290,787)
Class C Shares	(17,238,299)	(20,837,058)
Class D Shares	(2,939,342)	(2,337,042)
Class I Shares	(349,129,825)	(347,914,335)
Class N Shares	(31,085,541)	(25,248,816)
Class S Shares	(1,461,942)	(1,284,979)
Class T Shares	(5,805,891)	(6,171,652)
Net Decrease from Dividends and Distributions to Shareholders	(457,636,500)	(456,084,669)
Capital Share Transactions:
Class A Shares	(23,287,566)	(34,132,944)
Class C Shares	(40,062,611)	(55,426,728)
Class D Shares	11,840,662	5,416,908
Class I Shares	215,291,340	(396,723,150)
Class N Shares	90,633,078	(15,330,353)
Class S Shares	4,082,131	(1,939,096)
Class T Shares	3,756,724	(28,174,104)
Net Increase/(Decrease) from Capital Share Transactions	262,253,758	(526,309,467)
Net Increase/(Decrease) in Net Assets	789,073,172	127,941,449
Net Assets:
Beginning of period	5,869,290,890	5,741,349,441
End of period	$6,658,364,062	$5,869,290,890
See Notes to Financial Statements.
10 | September 30, 2025

Janus Henderson Global Equity Income Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.40	$5.71	$5.22	$6.54	$5.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.42	0.44 (2)	0.45	0.45 (3)	0.49
Net realized and unrealized gain/(loss)	0.64	0.73	0.52	(1.29)	0.64
Total from Investment Operations	1.06	1.17	0.97	(0.84)	1.13
Less Dividends and Distributions:
Dividends (from net investment income)	(0.48)	(0.48)	(0.48)	(0.48)	(0.49)
Total Dividends and Distributions	(0.48)	(0.48)	(0.48)	(0.48)	(0.49)
Net Asset Value, End of Period	$6.98	$6.40	$5.71	$5.22	$6.54
Total Return*	17.16%	21.09%	18.45%	(13.71)%	19.08%
Net Assets, End of Period (in thousands)	$730,579	$696,218	$653,602	$558,995	$662,514
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.12%	1.18% (4)	1.20%	1.25% (5)	1.14%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.12%	1.15%	1.18%	1.24%	1.14%
Ratio of Net Investment Income/(Loss)	6.39%	7.20% (2)	7.50%	6.86% (3)	7.28%
Portfolio Turnover Rate	175%	155%	152%	86%	123%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and
0.69%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Equity Income Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.27	$5.61	$5.14	$6.46	$5.83
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.37	0.39 (2)	0.41	0.40 (3)	0.44
Net realized and unrealized gain/(loss)	0.63	0.72	0.51	(1.27)	0.64
Total from Investment Operations	1.00	1.11	0.92	(0.87)	1.08
Less Dividends and Distributions:
Dividends (from net investment income)	(0.44)	(0.45)	(0.45)	(0.45)	(0.45)
Total Dividends and Distributions	(0.44)	(0.45)	(0.45)	(0.45)	(0.45)
Net Asset Value, End of Period	$6.83	$6.27	$5.61	$5.14	$6.46
Total Return*	16.45%	20.29%	17.74%	(14.29)%	18.54%
Net Assets, End of Period (in thousands)	$259,921	$279,019	$301,866	$314,778	$437,512
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.71%	1.73% (4)	1.75%	1.80% (5)	1.72%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.71%	1.73%	1.75%	1.80%	1.72%
Ratio of Net Investment Income/(Loss)	5.73%	6.55% (2)	6.92%	6.22% (3)	6.66%
Portfolio Turnover Rate	175%	155%	152%	86%	123%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and
0.69%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
12 | September 30, 2025

Janus Henderson Global Equity Income Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.38	$5.69	$5.21	$6.52	$5.88
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.45	0.46 (2)	0.46	0.50 (3)	0.51
Net realized and unrealized gain/(loss)	0.62	0.73	0.51	(1.31)	0.63
Total from Investment Operations	1.07	1.19	0.97	(0.81)	1.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.50)	(0.50)	(0.49)	(0.50)	(0.50)
Total Dividends and Distributions	(0.50)	(0.50)	(0.49)	(0.50)	(0.50)
Net Asset Value, End of Period	$6.95	$6.38	$5.69	$5.21	$6.52
Total Return*	17.41%	21.48%	18.57%	(13.38)%	19.43%
Net Assets, End of Period (in thousands)	$47,401	$32,820	$24,238	$21,653	$13,132
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.85%	0.87% (4)	0.91%	0.95% (5)	0.89%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.87%	0.91%	0.95%	0.89%
Ratio of Net Investment Income/(Loss)	6.83%	7.62% (2)	7.57%	7.72% (3)	7.60%
Portfolio Turnover Rate	175%	155%	152%	86%	123%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and
0.69%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Equity Income Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.42	$5.73	$5.24	$6.55	$5.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.44	0.46 (2)	0.48	0.48 (3)	0.52
Net realized and unrealized gain/(loss)	0.64	0.73	0.51	(1.29)	0.63
Total from Investment Operations	1.08	1.19	0.99	(0.81)	1.15
Less Dividends and Distributions:
Dividends (from net investment income)	(0.50)	(0.50)	(0.50)	(0.50)	(0.51)
Total Dividends and Distributions	(0.50)	(0.50)	(0.50)	(0.50)	(0.51)
Net Asset Value, End of Period	$7.00	$6.42	$5.73	$5.24	$6.55
Total Return*	17.51%	21.39%	18.75%	(13.27)%	19.43%
Net Assets, End of Period (in thousands)	$5,050,768	$4,435,455	$4,337,578	$3,552,771	$3,719,987
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.79%	0.79% (4)	0.82%	0.87% (5)	0.78%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.79%	0.82%	0.87%	0.78%
Ratio of Net Investment Income/(Loss)	6.76%	7.54% (2)	7.87%	7.33% (3)	7.70%
Portfolio Turnover Rate	175%	155%	152%	86%	123%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and
0.69%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
14 | September 30, 2025

Janus Henderson Global Equity Income Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.42	$5.73	$5.24	$6.55	$5.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.46	0.48 (2)	0.48	0.50 (3)	0.53
Net realized and unrealized gain/(loss)	0.63	0.72	0.51	(1.31)	0.62
Total from Investment Operations	1.09	1.20	0.99	(0.81)	1.15
Less Dividends and Distributions:
Dividends (from net investment income)	(0.51)	(0.51)	(0.50)	(0.50)	(0.51)
Total Dividends and Distributions	(0.51)	(0.51)	(0.50)	(0.50)	(0.51)
Net Asset Value, End of Period	$7.00	$6.42	$5.73	$5.24	$6.55
Total Return*	17.63%	21.50%	18.85%	(13.20)%	19.51%
Net Assets, End of Period (in thousands)	$462,612	$334,727	$314,464	$255,001	$134,486
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.69%	0.70% (4)	0.73%	0.78% (5)	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.70%	0.73%	0.78%	0.70%
Ratio of Net Investment Income/(Loss)	6.95%	7.73% (2)	7.91%	7.69% (3)	7.85%
Portfolio Turnover Rate	175%	155%	152%	86%	123%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and
0.69%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Equity Income Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.32	$5.65	$5.17	$6.49	$5.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.42	0.43 (2)	0.45	0.44 (3)	0.49
Net realized and unrealized gain/(loss)	0.63	0.72	0.51	(1.28)	0.62
Total from Investment Operations	1.05	1.15	0.96	(0.84)	1.11
Less Dividends and Distributions:
Dividends (from net investment income)	(0.48)	(0.48)	(0.48)	(0.48)	(0.48)
Total Dividends and Distributions	(0.48)	(0.48)	(0.48)	(0.48)	(0.48)
Net Asset Value, End of Period	$6.89	$6.32	$5.65	$5.17	$6.49
Total Return*	17.14%	20.89%	18.38%	(13.85)%	19.01%
Net Assets, End of Period (in thousands)	$22,621	$16,715	$16,746	$14,587	$16,510
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.20%	1.21% (4)	1.24%	1.30% (5)	1.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.20%	1.20%	1.24%	1.30%	1.21%
Ratio of Net Investment Income/(Loss)	6.48%	7.09% (2)	7.46%	6.81% (3)	7.31%
Portfolio Turnover Rate	175%	155%	152%	86%	123%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and
0.69%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
16 | September 30, 2025

Janus Henderson Global Equity Income Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$6.37	$5.69	$5.21	$6.52	$5.88
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.43	0.43 (2)	0.46	0.50 (3)	0.52
Net realized and unrealized gain/(loss)	0.64	0.74	0.51	(1.32)	0.62
Total from Investment Operations	1.07	1.17	0.97	(0.82)	1.14
Less Dividends and Distributions:
Dividends (from net investment income)	(0.49)	(0.49)	(0.49)	(0.49)	(0.50)
Total Dividends and Distributions	(0.49)	(0.49)	(0.49)	(0.49)	(0.50)
Net Asset Value, End of Period	$6.95	$6.37	$5.69	$5.21	$6.52
Total Return*	17.49%	21.21%	18.50%	(13.41)%	19.35%
Net Assets, End of Period (in thousands)	$84,461	$74,338	$92,856	$122,858	$71,551
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.94%	0.95% (4)	0.98%	1.02% (5)	0.94%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.93%	0.93%	0.97%	1.01%	0.94%
Ratio of Net Investment Income/(Loss)	6.66%	7.14% (2)	7.63%	7.76% (3)	7.70%
Portfolio Turnover Rate	175%	155%	152%	86%	123%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in January and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.15%, respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in November 2021 and March 2022. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and
0.69%, respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in January and August 2024.
The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in November 2021 and March
2022. The impact of the additional professional fees to Ratio of Gross Expenses is 0.09%.

See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Global Equity Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to achieve a high level of current income and, as a secondary objective, steady growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
18 | September 30, 2025

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended September 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 19

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
20 | September 30, 2025

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended September 30, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise
Janus Investment Fund | 21

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale
22 | September 30, 2025

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a
Janus Investment Fund | 23

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Geographic Investment Risk
To the extent the Fund invests a significant portion of its assets in a particular country or geographic region, the Fund will generally have more exposure to certain risks due to possible political, economic, social, or regulatory events in that country or region. Adverse developments in certain regions could also adversely affect securities of other countries whose economies appear to be unrelated and could have a negative impact on the Fund’s performance.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of
September 30, 2025” table located in the Fund’s Schedule of Investments.
24 | September 30, 2025

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $1 Billion	0.85
Next $1 Billion	0.65
Over $2 Billion	0.60
The Fund’s actual investment advisory fee rate for the reporting period was 0.65% of average annual net assets before any applicable waivers.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.84% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $532,252 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Janus Investment Fund | 25

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2025, the Distributor retained upfront sales charges of $78,949.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class A Shares paid CDSCs of $461 to Janus Henderson
Distributors.
26 | September 30, 2025

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class C Shares paid CDSCs of $13,513.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation, derivatives, and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$17,051,672	$-	$(1,157,861,994)	$-	$2,965,756	$419,525,304
Janus Investment Fund | 27

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended September 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(1,014,311,921)	$(143,550,073)	$(1,157,861,994)
During the year ended September 30, 2025, capital loss carryovers of $374,760,069 were utilized by the Fund.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$6,047,773,998	$556,025,012	$(136,499,708)	$419,525,304
Information on the tax components of derivatives as of September 30, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$543,848	$-	$-	$-
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$457,636,500	$-	$-	$-

For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$456,084,669	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
28 | September 30, 2025

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
6. Capital Share Transactions
	Year ended September 30, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	21,010,740	$137,202,958	20,970,427	$127,716,415
Reinvested dividends and distributions	6,241,002	41,466,665	6,787,725	41,720,024
Shares repurchased	(31,367,470)	(201,957,189)	(33,372,162)	(203,569,383)
Net Increase/(Decrease)	(4,115,728)	$(23,287,566)	(5,614,010)	$(34,132,944)
Class C Shares:
Shares sold	4,622,956	$29,678,178	4,899,529	$29,347,205
Reinvested dividends and distributions	2,583,118	16,789,726	3,355,865	20,223,646
Shares repurchased	(13,647,938)	(86,530,515)	(17,570,570)	(104,997,579)
Net Increase/(Decrease)	(6,441,864)	$(40,062,611)	(9,315,176)	$(55,426,728)
Class D Shares:
Shares sold	4,179,401	$27,559,201	1,702,382	$10,371,528
Reinvested dividends and distributions	400,185	2,658,785	350,575	2,149,978
Shares repurchased	(2,904,926)	(18,377,324)	(1,164,075)	(7,104,598)
Net Increase/(Decrease)	1,674,660	$11,840,662	888,882	$5,416,908
Class I Shares:
Shares sold	182,114,687	$1,200,600,616	157,189,888	$959,197,257
Reinvested dividends and distributions	49,119,545	327,328,352	52,957,227	326,464,430
Shares repurchased	(200,762,304)	(1,312,637,628)	(276,556,698)	(1,682,384,837)
Net Increase/(Decrease)	30,471,928	$215,291,340	(66,409,583)	$(396,723,150)
Class N Shares:
Shares sold	28,660,149	$186,814,697	17,700,131	$108,349,997
Reinvested dividends and distributions	3,086,765	20,618,601	2,506,396	15,456,293
Shares repurchased	(17,812,720)	(116,800,220)	(22,972,815)	(139,136,643)
Net Increase/(Decrease)	13,934,194	$90,633,078	(2,766,288)	$(15,330,353)
Class S Shares:
Shares sold	1,202,337	$7,794,049	295,670	$1,790,595
Reinvested dividends and distributions	222,211	1,461,942	211,607	1,284,979
Shares repurchased	(784,107)	(5,173,860)	(827,615)	(5,014,670)
Net Increase/(Decrease)	640,441	$4,082,131	(320,338)	$(1,939,096)
Class T Shares:
Shares sold	3,630,105	$23,890,038	2,602,911	$15,770,839
Reinvested dividends and distributions	859,155	5,683,869	990,313	6,043,183
Shares repurchased	(3,995,694)	(25,817,183)	(8,250,654)	(49,988,126)
Net Increase/(Decrease)	493,566	$3,756,724	(4,657,430)	$(28,174,104)
7. Purchases and Sales of Investment Securities
For the year ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$10,466,622,762	$10,195,091,863	$-	$-
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
Janus Investment Fund | 29

Janus Henderson Global Equity Income Fund
Notes to Financial Statements
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
30 | September 30, 2025

Janus Henderson Global Equity Income Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Global Equity Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Global Equity Income Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
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Janus Henderson Global Equity Income Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2025:
Section 163(j) Interest Dividend	1%
Foreign Taxes Paid	$40,106,035
Foreign Source Income	$330,305,679
Dividends Received Deduction Percentage	14%
Qualified Dividend Income Percentage	100%
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Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
36 | September 30, 2025

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
40 | September 30, 2025

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
Janus Investment Fund | 41

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
42 | September 30, 2025

Janus Henderson Global Equity Income Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 43

Janus Henderson Global Equity Income Fund
Notes
44 | September 30, 2025

Janus Henderson Global Equity Income Fund
Notes
Janus Investment Fund | 45

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93081 11-25

ANNUAL FINANCIAL STATEMENTS

September 30, 2025
Janus Henderson Global Life Sciences Fund
Janus Investment Fund

Janus Henderson Global Life Sciences Fund

Janus Henderson Global Life Sciences Fund
Schedule of Investments
September 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 98.5%
Biotechnology – 35.1%
4D Molecular Therapeutics Inc*	851,188	$7,396,824
89bio Inc*	184,334	2,709,710
AbbVie Inc	706,535	163,591,114
Akero Therapeutics Inc*	1,289,433	61,222,279
Alnylam Pharmaceuticals Inc*	48,877	22,287,912
Amgen Inc	362,293	102,239,085
Amicus Therapeutics Inc*	1,009,777	7,957,043
Apogee Therapeutics Inc*	205,848	8,178,341
Arcellx Inc*	244,065	20,037,736
Ardelyx Inc*	3,146,321	17,336,229
Argenx SE (ADR)*	175,105	129,150,444
Ascendis Pharma A/S (ADR)*	382,422	76,029,318
Avidity Biosciences Inc*	1,656,561	72,176,363
Biohaven Ltd*	898,042	13,479,610
Bridgebio Pharma Inc*	1,502,856	78,058,341
Crinetics Pharmaceuticals Inc*	304,704	12,690,922
Dyne Therapeutics Inc*	2,858,143	36,155,509
Gilead Sciences Inc	483,974	53,721,114
IDEAYA Biosciences Inc*	767,758	20,890,695
Immunome Inc*	349,668	4,094,612
Insmed Inc*	144,837	20,857,976
Janux Therapeutics Inc*	482,882	11,801,636
Legend Biotech Corp (ADR)*	437,283	14,259,799
LEXEO Therapeutics Inc*	642,299	4,264,865
Madrigal Pharmaceuticals Inc*	148,582	68,148,620
Metsera Inc*,#	557,010	29,148,333
Mirum Pharmaceuticals Inc*	654,790	48,002,655
Neurocrine Biosciences Inc*	124,275	17,445,724
Nuvalent Inc - Class A*	302,812	26,187,182
Praxis Precision Medicines Inc*	382,496	20,272,288
PTC Therapeutics Inc*	712,301	43,713,912
Revolution Medicines Inc*	1,321,139	61,697,191
Rhythm Pharmaceuticals Inc*	220,147	22,232,646
Scholar Rock Holding Corp*	360,796	13,436,043
Soleno Therapeutics Inc*	1,015,340	68,636,984
Travere Therapeutics Inc*	1,616,705	38,639,249
United Therapeutics Corp*	50,486	21,164,236
Vaxcyte Inc*	998,056	35,949,977
Vertex Pharmaceuticals Inc*	243,863	95,506,505
Xenon Pharmaceuticals Inc*	317,935	12,765,090
Zai Lab Ltd (ADR)*,#	579,330	19,633,494
		1,603,167,606
Health Care Equipment & Supplies – 18.0%
Abbott Laboratories	1,079,904	144,642,342
Align Technology Inc*	92,443	11,575,712
Becton Dickinson and Co	167,825	31,411,805
Boston Scientific Corp*	1,285,401	125,493,700
Cooper Cos Inc/The*	475,586	32,606,176
DexCom Inc*	654,827	44,063,309
Edwards Lifesciences Corp*	463,525	36,048,339
Globus Medical Inc*	764,829	43,801,757
Inspire Medical Systems Inc*	148,268	11,001,486
Intuitive Surgical Inc*	219,297	98,076,197
Lantheus Holdings Inc*	544,082	27,905,966
Medtronic PLC	795,435	75,757,229
Penumbra Inc*	93,774	23,754,830
STERIS PLC	82,962	20,528,117
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Life Sciences Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Stryker Corp	225,946	$83,525,458
Teleflex Inc	102,708	12,567,351
		822,759,774
Health Care Providers & Services – 11.9%
AmerisourceBergen Corp	164,570	51,433,062
Anthem Inc	99,500	32,150,440
Centene Corp*	345,196	12,316,593
CVS Health Corp	998,078	75,245,101
HCA Healthcare Inc	228,288	97,296,346
Humana Inc	64,704	16,834,040
McKesson Corp	85,319	65,912,340
UnitedHealth Group Inc	556,891	192,294,462
		543,482,384
Life Sciences Tools & Services – 4.7%
Danaher Corp	424,559	84,173,067
Illumina Inc*	103,520	9,831,295
Sotera Health Co*	1,071,478	16,854,349
Thermo Fisher Scientific Inc	216,413	104,964,633
		215,823,344
Pharmaceuticals – 28.2%
AstraZeneca PLC	1,264,267	193,092,382
Avadel Pharmaceuticals PLC*	1,503,297	22,955,345
Daiichi Sankyo Co Ltd	1,707,200	38,215,029
Edgewise Therapeutics Inc*	724,994	11,759,403
Eli Lilly & Co	497,962	379,945,006
Johnson & Johnson	1,235,890	229,158,724
Novartis AG (ADR)	914,366	117,258,296
Roche Holding AG	235,574	77,549,377
Sanofi	1,300,755	122,937,329
Structure Therapeutics Inc (ADR)*	476,741	13,348,748
Tarsus Pharmaceuticals Inc*	298,519	17,740,984
Teva Pharmaceutical Industries Ltd (ADR)*	2,078,509	41,985,882
Zoetis Inc	144,275	21,110,318
		1,287,056,823
Software – 0.6%
HeartFlow Inc*,§	145,275	4,889,957
HeartFlow Inc - Series F*,§	662,334	22,294,162
		27,184,119
Total Common Stocks (cost $2,838,198,046)		4,499,474,050
Private Placements – 0.8%
Biotechnology – 0.4%
Asher Biotherapeutics - Series C*,¢,§	2,580,733	1,619,926
Asher Biotherapeutics Inc*,¢,§	1,214,301	762,217
Attralus Inc*,¢,§	669,935	1,112,092
Curevo Inc*,¢,§	2,031,087	5,330,344
Curevo Inc - Series B*,¢,§	674,104	1,769,105
Curevo Inc - Series B-1*,¢,§	886,774	2,327,232
Element Biosciences Inc*,¢,§	425,023	2,461,308
Shoreline Biosciences Inc*,¢,§	747,187	164,381
Sonoma Biotherapeutics Inc - Series B*,¢,§	1,924,628	3,021,666
TwinStrand Biosciences Inc¢,§	344,314	1,380,527
		19,948,798
Health Care Providers & Services – 0.1%
Freenome Holdings Inc - Series C*,¢,§	337,474	1,542,256
Freenome Holdings Inc - Series D*,¢,§	342,803	1,570,038
		3,112,294
Health Care Technology – 0.3%
Kardium Inc - Series 8 Class D Preferred shares*,¢,§	13,234,820	12,237,311
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2025

Janus Henderson Global Life Sciences Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Private Placements – (continued)
Health Care Technology – (continued)
Magnolia Medical Technologies Inc - Series D*,¢,§	1,821,717	$3,096,919
Magnolia Medical Technologies Inc - Series E1*,¢,§	301,933	411,790
		15,746,020
Total Private Placements (cost $59,961,253)		38,807,112
Warrants – 0%
Health Care Technology – 0%
Magnolia Medical Technologies Inc - Series D, expires 12/31/32*,¢,§	1	0
Magnolia Medical Technologies Inc, expires 12/31/25*,¢,§	37,748	38
Total Warrants (cost $0)		38
Investment Companies – 0.7%
Money Markets – 0.7%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $30,062,294)	30,056,283	30,062,294
Investments Purchased with Cash Collateral from Securities Lending – 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº,£	11,307,042	11,307,042
Time Deposits – 0.1%
Royal Bank of Canada, 4.0800%, 10/1/25	$2,826,761	2,826,761
Total Investments Purchased with Cash Collateral from Securities Lending (cost $14,133,803)		14,133,803
Total Investments (total cost $2,942,355,396) – 100.3%		4,582,477,297
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(12,187,502)
Net Assets – 100%		$4,570,289,795

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$3,750,292,098	81.8%
Switzerland	194,807,673	4.3
United Kingdom	193,092,382	4.2
Belgium	129,150,444	2.8
France	122,937,329	2.7
Denmark	76,029,318	1.7
Israel	41,985,882	0.9
Japan	38,215,029	0.8
China	19,633,494	0.4
Canada	12,237,311	0.3
South Korea	4,096,337	0.1
Total	$4,582,477,297	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$1,199,814	$671,102,045	$(642,239,792)	$106	$121	$30,062,294	30,056,283	$999,198
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Life Sciences Fund
Schedule of Investments
September 30, 2025

Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	$9,641,428	$161,550,938	$(159,885,324)	$-	$-	$11,307,042	11,307,042	$471,755 ∆
Total Affiliated Investments - 0.9%
	$10,841,242	$832,652,983	$(802,125,116)	$106	$121	$41,369,336	41,363,325	$1,470,953

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$13,977,488	$—	$(13,977,488)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | September 30, 2025

Janus Henderson Global Life Sciences Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
#	Loaned security; a portion of the security is on loan at September 30, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended September 30, 2025 is $38,807,150, which represents 0.8% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of September 30, 2025)

	Acquisition Date	Lock-up Agreement Expiration Date	Cost	Value	Value as a % of Net Assets
Asher Biotherapeutics - Series C	4/3/24		$2,999,999	$1,619,926	0.0%
Asher Biotherapeutics Inc	8/23/21		2,438,924	762,217	0.0
Attralus Inc	8/31/21		5,198,696	1,112,092	0.0
Curevo Inc	11/10/22		5,330,344	5,330,344	0.1
Curevo Inc - Series B	3/6/25		1,769,105	1,769,105	0.0
Curevo Inc - Series B-1	2/28/25		1,861,786	2,327,232	0.1
Element Biosciences Inc	6/21/21		8,737,070	2,461,308	0.1
Freenome Holdings Inc - Series C	8/14/20		2,231,817	1,542,256	0.0
Freenome Holdings Inc - Series D	11/22/21		2,585,523	1,570,038	0.1
HeartFlow Inc	6/9/25 - 9/10/25	2/3/26	2,160,000	4,889,957	0.1
HeartFlow Inc - Series F	3/24/23	2/3/26	5,512,910	22,294,162	0.5
Kardium Inc - Series 8 Class D Preferred shares	6/6/25		8,566,105	12,237,311	0.2
Magnolia Medical Technologies Inc - Series D, 12/31/32	1/10/22		0	0	0.0
Magnolia Medical Technologies Inc, 12/31/25	7/12/24		0	38	0.0
Magnolia Medical Technologies Inc - Series D	1/10/22		3,092,692	3,096,919	0.1
Magnolia Medical Technologies Inc - Series E1	2/26/25		411,790	411,790	0.0
Shoreline Biosciences Inc	10/28/21		7,522,230	164,381	0.0
Sonoma Biotherapeutics Inc - Series B	7/23/21 - 12/14/22		4,465,171	3,021,666	0.1
TwinStrand Biosciences Inc	4/30/21		2,750,001	1,380,527	0.0
Total			$67,634,163	$65,991,269	1.4%
The Fund has registration rights for certain restricted securities held as of September 30, 2025. The issuer incurs all registration costs. As of September 30, 2025, the fair value of equity securities subject to a contractual sale restriction is $27,184,119, which represents 0.6% of net assets. Lock-up agreements last for 180 days, with the last one ending on February 3, 2026. A lapse in the restriction may occur if the company decides to waive or modify the lock up agreement.
Janus Investment Fund | 5

Janus Henderson Global Life Sciences Fund
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Pharmaceuticals	$855,262,706	$431,794,117	$-
All Other	3,212,417,227	-	-
Private Placements	-	-	38,807,112
Warrants	-	-	38
Investment Companies	-	30,062,294	-
Investments Purchased with Cash Collateral from Securities Lending	-	14,133,803	-
Total Assets	$4,067,679,933	$475,990,214	$38,807,150
6  | September 30, 2025

Janus Henderson Global Life Sciences Fund
Statement of Assets and Liabilities
September 30, 2025

Assets:
Unaffiliated investments, at value (cost $2,900,986,060)(1)	$4,541,107,961
Affiliated investments, at value (cost $41,369,336)	41,369,336
Trustees' deferred compensation	131,087
Receivables:
Foreign tax reclaims	9,423,517
Investments sold	3,871,834
Fund shares sold	1,809,469
Dividends	1,520,109
Dividends from affiliates	103,127
Other assets	605,671
Total Assets	4,599,942,111
Liabilities:
Collateral for securities loaned (Note 2)	14,133,803
Payables:
Investments purchased	7,354,477
Fund shares repurchased	4,522,598
Advisory fees	2,362,622
Transfer agent fees and expenses	617,421
Trustees' deferred compensation fees	131,087
12b-1 Distribution and shareholder servicing fees	98,528
Professional fees	79,150
Trustees' fees and expenses	23,048
Affiliated fund administration fees payable	9,229
Custodian fees	283
Accrued expenses and other payables	320,070
Total Liabilities	29,652,316
Commitments and contingent liabilities (Note 3)
Net Assets	$4,570,289,795
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Life Sciences Fund
Statement of Assets and Liabilities
September 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,815,052,219
Total distributable earnings (loss)	1,755,237,576
Total Net Assets	$4,570,289,795
Net Assets - Class A Shares	$253,588,788
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,643,945
Net Asset Value Per Share(2)	$69.59
Maximum Offering Price Per Share(3)	$73.84
Net Assets - Class C Shares	$50,378,533
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	844,338
Net Asset Value Per Share(2)	$59.67
Net Assets - Class D Shares	$1,612,667,595
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	22,579,906
Net Asset Value Per Share	$71.42
Net Assets - Class I Shares	$1,329,182,281
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	18,572,114
Net Asset Value Per Share	$71.57
Net Assets - Class N Shares	$176,453,869
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,473,817
Net Asset Value Per Share	$71.33
Net Assets - Class S Shares	$25,103,861
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	371,526
Net Asset Value Per Share	$67.57
Net Assets - Class T Shares	$1,122,914,868
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	15,831,297
Net Asset Value Per Share	$70.93

(1)	Includes $13,977,488 of securities on loan. See Note 2 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
8  | September 30, 2025

Janus Henderson Global Life Sciences Fund
Statement of Operations
For the year ended September 30, 2025

Investment Income:
Dividends	$54,713,180
Dividends from affiliates	999,198
Affiliated securities lending income, net	471,755
Unaffiliated securities lending income, net	56,589
Interest	101
Other income	37,231
Foreign tax withheld	(219,804)
Total Investment Income	56,058,250
Expenses:
Advisory fees	30,488,526
12b-1 Distribution and shareholder servicing fees:
Class A Shares	670,183
Class C Shares	574,098
Class S Shares	64,418
Transfer agent administrative fees and expenses:
Class D Shares	1,820,608
Class S Shares	64,497
Class T Shares	2,962,435
Transfer agent networking and omnibus fees:
Class A Shares	182,732
Class C Shares	59,979
Class I Shares	1,463,503
Other transfer agent fees and expenses:
Class A Shares	15,033
Class C Shares	2,870
Class D Shares	197,840
Class I Shares	44,466
Class N Shares	10,167
Class S Shares	378
Class T Shares	12,625
Shareholder reports expense	379,772
Professional fees	338,683
Registration fees	209,475
Custodian fees	159,804
Affiliated fund administration fees	140,494
Trustees' fees and expenses	90,010
Other expenses	436,860
Total Expenses	40,389,456
Less: Excess Expense Reimbursement and Waivers	(181,863)
Net Expenses	40,207,593
Net Investment Income/(Loss)	15,850,657
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	215,138,029
Investments in affiliates	106
Total Net Realized Gain/(Loss) on Investments	215,138,135
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(632,291,918)
Investments in affiliates	121
Total Change in Unrealized Net Appreciation/Depreciation	(632,291,797)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(401,303,005)
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Life Sciences Fund
Statements of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$15,850,657	$13,614,037
Net realized gain/(loss) on investments	215,138,135	242,483,814
Change in unrealized net appreciation/depreciation	(632,291,797)	926,270,532
Net Increase/(Decrease) in Net Assets Resulting from Operations	(401,303,005)	1,182,368,383
Dividends and Distributions to Shareholders:
Class A Shares	(14,515,428)	(11,901,763)
Class C Shares	(4,036,556)	(3,759,454)
Class D Shares	(93,982,722)	(71,917,170)
Class I Shares	(76,880,313)	(45,395,099)
Class N Shares	(10,379,173)	(7,168,551)
Class S Shares	(1,377,508)	(1,236,013)
Class T Shares	(66,909,401)	(51,942,773)
Net Decrease from Dividends and Distributions to Shareholders	(268,081,101)	(193,320,823)
Capital Share Transactions:
Class A Shares	(10,036,183)	(31,171,308)
Class C Shares	(14,785,938)	(19,924,539)
Class D Shares	(97,239,982)	(60,154,805)
Class I Shares	(27,711,786)	247,669,042
Class N Shares	(229,419,518)	85,181,680
Class S Shares	(1,773,678)	(3,199,072)
Class T Shares	(111,711,224)	(57,094,224)
Net Increase/(Decrease) from Capital Share Transactions	(492,678,309)	161,306,774
Net Increase/(Decrease) in Net Assets	(1,162,062,415)	1,150,354,334
Net Assets:
Beginning of period	5,732,352,210	4,581,997,876
End of period	$4,570,289,795	$5,732,352,210
See Notes to Financial Statements.
10 | September 30, 2025

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$78.64	$65.05	$57.73	$72.24	$66.20
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.07	0.16	0.04	0.07
Net realized and unrealized gain/(loss)	(5.38)	16.39	7.21	(7.84)	11.44
Total from Investment Operations	(5.25)	16.46	7.37	(7.80)	11.51
Less Dividends and Distributions:
Dividends (from net investment income)	(0.09)	(0.02)	(0.05)	(0.76)	(0.66)
Distributions (from capital gains)	(3.71)	(2.85)	—	(5.95)	(4.81)
Total Dividends and Distributions	(3.80)	(2.87)	(0.05)	(6.71)	(5.47)
Net Asset Value, End of Period	$69.59	$78.64	$65.05	$57.73	$72.24
Total Return*	(6.73)%	26.32%	12.77%	(11.96)%	17.70%
Net Assets, End of Period (in thousands)	$253,589	$300,274	$276,513	$238,774	$285,239
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.00%	0.98%	0.98%	0.98%	0.97%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.00%	0.98%	0.98%	0.98%	0.97%
Ratio of Net Investment Income/(Loss)	0.19%	0.10%	0.24%	0.07%	0.10%
Portfolio Turnover Rate	30%	35%	34%	21%	32%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$68.38	$57.33	$51.22	$64.73	$59.83
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.33)	(0.40)	(0.29)	(0.35)	(0.39)
Net realized and unrealized gain/(loss)	(4.67)	14.30	6.40	(6.96)	10.32
Total from Investment Operations	(5.00)	13.90	6.11	(7.31)	9.93
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.25)	(0.22)
Distributions (from capital gains)	(3.71)	(2.85)	—	(5.95)	(4.81)
Total Dividends and Distributions	(3.71)	(2.85)	—	(6.20)	(5.03)
Net Asset Value, End of Period	$59.67	$68.38	$57.33	$51.22	$64.73
Total Return*	(7.40)%	25.36%	11.93%	(12.55)%	16.86%
Net Assets, End of Period (in thousands)	$50,379	$75,676	$82,025	$106,819	$157,110
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.74%	1.74%	1.70%	1.65%	1.69%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.74%	1.74%	1.70%	1.65%	1.69%
Ratio of Net Investment Income/(Loss)	(0.57)%	(0.65)%	(0.50)%	(0.61)%	(0.61)%
Portfolio Turnover Rate	30%	35%	34%	21%	32%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | September 30, 2025

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$80.62	$66.57	$59.09	$73.77	$67.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.26	0.22	0.28	0.16	0.20
Net realized and unrealized gain/(loss)	(5.50)	16.77	7.37	(8.02)	11.66
Total from Investment Operations	(5.24)	16.99	7.65	(7.86)	11.86
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.09)	(0.17)	(0.87)	(0.75)
Distributions (from capital gains)	(3.71)	(2.85)	—	(5.95)	(4.81)
Total Dividends and Distributions	(3.96)	(2.94)	(0.17)	(6.82)	(5.56)
Net Asset Value, End of Period	$71.42	$80.62	$66.57	$59.09	$73.77
Total Return*	(6.55)%	26.56%	12.95%	(11.81)%	17.91%
Net Assets, End of Period (in thousands)	$1,612,668	$1,938,487	$1,649,818	$1,538,660	$1,848,983
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.81%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment Income/(Loss)	0.38%	0.30%	0.42%	0.24%	0.28%
Portfolio Turnover Rate	30%	35%	34%	21%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$80.80	$66.72	$59.22	$73.93	$67.61
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.28	0.25	0.31	0.18	0.23
Net realized and unrealized gain/(loss)	(5.51)	16.79	7.39	(8.03)	11.69
Total from Investment Operations	(5.23)	17.04	7.70	(7.85)	11.92
Less Dividends and Distributions:
Dividends (from net investment income)	(0.29)	(0.11)	(0.20)	(0.91)	(0.79)
Distributions (from capital gains)	(3.71)	(2.85)	—	(5.95)	(4.81)
Total Dividends and Distributions	(4.00)	(2.96)	(0.20)	(6.86)	(5.60)
Net Asset Value, End of Period	$71.57	$80.80	$66.72	$59.22	$73.93
Total Return*	(6.52)%	26.58%	13.01%	(11.77)%	17.96%
Net Assets, End of Period (in thousands)	$1,329,182	$1,539,840	$1,047,057	$839,582	$1,079,081
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.78%	0.77%	0.77%	0.76%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.77%	0.77%	0.76%	0.75%
Ratio of Net Investment Income/(Loss)	0.40%	0.34%	0.46%	0.28%	0.32%
Portfolio Turnover Rate	30%	35%	34%	21%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | September 30, 2025

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$80.53	$66.48	$59.02	$73.69	$67.41
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.29	0.33	0.39	0.24	0.31
Net realized and unrealized gain/(loss)	(5.43)	16.72	7.34	(7.99)	11.62
Total from Investment Operations	(5.14)	17.05	7.73	(7.75)	11.93
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.15)	(0.27)	(0.97)	(0.84)
Distributions (from capital gains)	(3.71)	(2.85)	—	(5.95)	(4.81)
Total Dividends and Distributions	(4.06)	(3.00)	(0.27)	(6.92)	(5.65)
Net Asset Value, End of Period	$71.33	$80.53	$66.48	$59.02	$73.69
Total Return*	(6.42)%	26.71%	13.10%	(11.68)%	18.04%
Net Assets, End of Period (in thousands)	$176,454	$445,638	$289,363	$138,495	$176,576
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.68%	0.68%	0.67%	0.67%	0.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.68%	0.68%	0.67%	0.67%	0.67%
Ratio of Net Investment Income/(Loss)	0.41%	0.45%	0.58%	0.37%	0.43%
Portfolio Turnover Rate	30%	35%	34%	21%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$76.51	$63.47	$56.40	$70.72	$64.93
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(—) (2)	(0.06)	0.03	(0.08)	(0.07)
Net realized and unrealized gain/(loss)	(5.23)	15.95	7.04	(7.66)	11.21
Total from Investment Operations	(5.23)	15.89	7.07	(7.74)	11.14
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	(0.63)	(0.54)
Distributions (from capital gains)	(3.71)	(2.85)	—	(5.95)	(4.81)
Total Dividends and Distributions	(3.71)	(2.85)	—	(6.58)	(5.35)
Net Asset Value, End of Period	$67.57	$76.51	$63.47	$56.40	$70.72
Total Return*	(6.90)%	26.06%	12.54%	(12.13)%	17.46%
Net Assets, End of Period (in thousands)	$25,104	$30,286	$28,027	$24,128	$27,575
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.19%	1.18%	1.18%	1.18%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.18%	1.18%	1.18%	1.18%	1.17%
Ratio of Net Investment Income/(Loss)	(0.00)% (3)	(0.09)%	0.05%	(0.13)%	(0.09)%
Portfolio Turnover Rate	30%	35%	34%	21%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
16 | September 30, 2025

Janus Henderson Global Life Sciences Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$80.07	$66.17	$58.72	$73.33	$67.11
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.19	0.14	0.21	0.09	0.12
Net realized and unrealized gain/(loss)	(5.47)	16.66	7.33	(7.96)	11.60
Total from Investment Operations	(5.28)	16.80	7.54	(7.87)	11.72
Less Dividends and Distributions:
Dividends (from net investment income)	(0.15)	(0.05)	(0.09)	(0.79)	(0.69)
Distributions (from capital gains)	(3.71)	(2.85)	—	(5.95)	(4.81)
Total Dividends and Distributions	(3.86)	(2.90)	(0.09)	(6.74)	(5.50)
Net Asset Value, End of Period	$70.93	$80.07	$66.17	$58.72	$73.33
Total Return*	(6.64)%	26.40%	12.85%	(11.89)%	17.78%
Net Assets, End of Period (in thousands)	$1,122,915	$1,402,150	$1,209,195	$1,104,248	$1,378,342
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.92%	0.92%	0.92%	0.92%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.91%	0.90%	0.91%	0.90%
Ratio of Net Investment Income/(Loss)	0.27%	0.19%	0.32%	0.14%	0.17%
Portfolio Turnover Rate	30%	35%	34%	21%	32%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Global Life Sciences Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
18 | September 30, 2025

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended September 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 19

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the year.
Financial assets of $6,150,168 were transferred out of Level 3 to Level 1 since certain securities prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
September 30, 2025.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
20 | September 30, 2025

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing
Janus Investment Fund | 21

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements
interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
22 | September 30, 2025

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of September 30, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $13,977,488. Gross amounts of recognized liabilities for securities lending (collateral received) as of September 30, 2025 is $14,133,803, resulting in the net amount due to the counterparty of
$156,315.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and
Janus Investment Fund | 23

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements
certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $532,252 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
24 | September 30, 2025

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2025, the Distributor retained upfront sales charges of $31,772.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class A Shares paid CDSCs of $9,515 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class C Shares paid CDSCs of $4,703.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
Janus Investment Fund | 25

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended September 30, 2025, the Fund engaged in cross trades amounting to $3,553,433 in purchases.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$22,120,538	$163,629,572	$-	$-	$451,196	$1,569,036,270
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$3,013,441,027	$1,717,644,470	$(148,608,200)	$1,569,036,270
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$123,857,306	$144,223,795	$-	$-

For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$5,295,400	$188,025,423	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $17,652,279, including $15,790,684 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
26 | September 30, 2025

Janus Henderson Global Life Sciences Fund
Notes to Financial Statements
5. Capital Share Transactions
	Year ended September 30, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	704,956	$48,428,863	764,084	$54,409,116
Reinvested dividends and distributions	172,500	12,152,644	132,352	8,457,279
Shares repurchased	(1,051,956)	(70,617,690)	(1,328,880)	(94,037,703)
Net Increase/(Decrease)	(174,500)	$(10,036,183)	(432,444)	$(31,171,308)
Class C Shares:
Shares sold	154,670	$9,280,260	154,188	$9,604,877
Reinvested dividends and distributions	61,900	3,761,650	62,167	3,475,745
Shares repurchased	(478,851)	(27,827,848)	(540,445)	(33,005,161)
Net Increase/(Decrease)	(262,281)	$(14,785,938)	(324,090)	$(19,924,539)
Class D Shares:
Shares sold	541,436	$38,078,424	676,108	$49,574,091
Reinvested dividends and distributions	1,250,348	90,250,081	1,056,894	69,141,965
Shares repurchased	(3,256,858)	(225,568,487)	(2,469,701)	(178,870,861)
Net Increase/(Decrease)	(1,465,074)	$(97,239,982)	(736,699)	$(60,154,805)
Class I Shares:
Shares sold	6,468,455	$452,496,908	7,252,908	$529,875,031
Reinvested dividends and distributions	874,513	63,244,751	581,451	38,114,130
Shares repurchased	(7,828,181)	(543,453,445)	(4,471,068)	(320,320,119)
Net Increase/(Decrease)	(485,213)	$(27,711,786)	3,363,291	$247,669,042
Class N Shares:
Shares sold	905,685	$63,589,956	5,399,873	$383,563,542
Reinvested dividends and distributions	138,132	9,948,281	106,451	6,949,142
Shares repurchased	(4,103,582)	(302,957,755)	(4,325,327)	(305,331,004)
Net Increase/(Decrease)	(3,059,765)	$(229,419,518)	1,180,997	$85,181,680
Class S Shares:
Shares sold	83,305	$5,495,122	59,598	$4,112,788
Reinvested dividends and distributions	20,110	1,377,508	19,846	1,236,013
Shares repurchased	(127,722)	(8,646,308)	(125,203)	(8,547,873)
Net Increase/(Decrease)	(24,307)	$(1,773,678)	(45,759)	$(3,199,072)
Class T Shares:
Shares sold	1,063,966	$74,583,123	1,328,625	$97,459,125
Reinvested dividends and distributions	911,891	65,428,172	782,824	50,907,051
Shares repurchased	(3,655,192)	(251,722,519)	(2,875,971)	(205,460,400)
Net Increase/(Decrease)	(1,679,335)	$(111,711,224)	(764,522)	$(57,094,224)
6. Purchases and Sales of Investment Securities
For the year ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,435,678,827	$2,177,421,734	$-	$-
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
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Janus Henderson Global Life Sciences Fund
Notes to Financial Statements
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
28 | September 30, 2025

Janus Henderson Global Life Sciences Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Global Life Sciences Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Global Life Sciences Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent, investee companies and brokers; when replies were not received from brokers and investee companies, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
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Janus Henderson Global Life Sciences Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2025:
Section 163(j) Interest Dividend	1%
Capital Gain Distributions	$160,014,479
Dividends Received Deduction Percentage	73%
Qualified Dividend Income Percentage	72%
30 | September 30, 2025

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
32 | September 30, 2025

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
34 | September 30, 2025

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
Janus Investment Fund | 35

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
36 | September 30, 2025

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
38 | September 30, 2025

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
Janus Investment Fund | 39

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
40 | September 30, 2025

Janus Henderson Global Life Sciences Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93043 11-25

ANNUAL FINANCIAL STATEMENTS

September 30, 2025
Janus Henderson Global Real Estate Fund
Janus Investment Fund

Janus Henderson Global Real Estate Fund

Janus Henderson Global Real Estate Fund
Schedule of Investments
September 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 99.0%
Capital Markets – 0.2%
HMC Capital Ltd	302,597	$639,418
Diversified Telecommunication Services – 0.5%
Cellnex Telecom SAž,*	43,000	1,490,732
Equity Real Estate Investment Trusts (REITs) – 4.5%
British Land Co PLC	431,503	2,027,598
Merlin Properties Socimi SA	242,000	3,668,725
Stockland	1,211,188	4,918,713
United Urban Investment Corp	2,624	3,184,175
		13,799,211
Health Care Real Estate Investment Trusts (REITs) – 13.8%
Aedifica SA	28,000	2,078,203
Healthcare Realty Trust Inc	430,821	7,767,703
Sabra Health Care Inc	411,181	7,664,414
Ventas Inc	158,947	11,124,700
Welltower Inc	76,416	13,612,746
		42,247,766
Hotel & Resort Real Estate Investment Trusts (REITs) – 1.4%
Ryman Hospitality Properties Inc	49,136	4,402,094
Household Durables – 1.5%
DR Horton Inc	26,966	4,569,928
Industrial Real Estate Investment Trusts (REITs) – 10.9%
EastGroup Properties Inc	24,683	4,177,845
First Industrial Realty Trust Inc	13,101	674,308
Goodman Group	329,974	7,182,302
Prologis Inc	141,204	16,170,682
Segro PLC	235,000	2,079,122
Tritax Big Box REIT PLC	1,550,000	3,014,151
		33,298,410
Office Real Estate Investment Trusts (REITs) – 3.5%
Helical PLC	434,155	1,198,479
Highwoods Properties Inc	178,147	5,668,638
Japan Real Estate Investment Corp	4,525	3,810,490
		10,677,607
Real Estate Management & Development – 17.8%
Capitaland Investment Ltd/Singapore	1,737,600	3,630,305
CBRE Group Inc*	25,721	4,052,601
Centurion Accommodation*	1,517,552	1,223,832
China Resources Land Ltd	2,037,500	7,965,902
CTP NVž	93,117	2,072,942
Fastighets AB Balder - Class B*	500,020	3,593,825
Hongkong Land Holdings Ltd	784,000	4,961,152
Mitsubishi Estate Co Ltd	199,551	4,595,849
Mitsui Fudosan Co Ltd	790,300	8,634,275
Sun Hung Kai Properties Ltd	453,500	5,439,471
TAG Immobilien AG	93,720	1,620,128
VGP NV	23,486	2,635,694
Vonovia SE	129,000	4,025,625
		54,451,601
Residential Real Estate Investment Trusts (REITs) – 11.3%
American Homes 4 Rent LP	247,108	8,216,341
AvalonBay Communities Inc	47,740	9,221,936
Comforia Residential Inc	1,128	2,479,324
Equity LifeStyle Properties Inc	98,341	5,969,298
UDR Inc	181,700	6,770,142
UNITE Group PLC	191,194	1,850,190
		34,507,231
Retail Real Estate Investment Trusts (REITs) – 15.9%
Agree Realty Corp	86,166	6,121,233
CapitaLand Integrated Commercial Trust	1,647,550	2,925,835
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Real Estate Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Retail Real Estate Investment Trusts (REITs) – (continued)
Federal Realty Investment Trust	53,827	$5,453,213
Hammerson PLC	500,000	1,967,376
Japan Retail Fund Investment Corp	5,108	3,927,959
Link	750,600	3,861,034
Macerich Co	322,955	5,877,781
NetSTREIT Corp#	468,556	8,462,121
Scentre Group	1,990,261	5,383,449
Unibail-Rodamco-Westfield*	42,250	4,454,911
		48,434,912
Specialized Real Estate Investment Trusts (REITs) – 17.7%
CubeSmart	185,024	7,523,076
Digital Realty Trust Inc	79,094	13,673,771
Equinix Inc	22,190	17,380,095
Keppel DC	1,345,400	2,496,550
Public Storage	36,829	10,638,057
Safestore Holdings PLC	245,000	2,178,915
		53,890,464
Total Common Stocks (cost $264,189,545)		302,409,374
Rights – 0%
Specialized Real Estate Investment Trusts (REITs) – 0%
Keppel DC* (cost $0)	107,632	0
Investment Companies – 1.3%
Money Markets – 1.3%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $3,987,688)	3,986,891	3,987,688
Investments Purchased with Cash Collateral from Securities Lending – 0.9%
Investment Companies – 0.7%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº,£	2,232,153	2,232,153
Time Deposits – 0.2%
Royal Bank of Canada, 4.0800%, 10/1/25	$558,038	558,038
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,790,191)		2,790,191
Total Investments (total cost $270,967,424) – 101.2%		309,187,253
Liabilities, net of Cash, Receivables and Other Assets – (1.2)%		(3,812,849)
Net Assets – 100%		$305,374,404

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$191,970,602	62.1%
Japan	26,632,072	8.6
Australia	18,123,882	5.9
United Kingdom	14,315,831	4.6
Hong Kong	14,261,657	4.6
Singapore	10,276,522	3.3
China	7,965,902	2.6
Germany	5,645,753	1.8
Spain	5,159,457	1.7
Belgium	4,713,897	1.5
France	4,454,911	1.4
Sweden	3,593,825	1.2
Netherlands	2,072,942	0.7
Total	$309,187,253	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2025

Janus Henderson Global Real Estate Fund
Schedule of Investments
September 30, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 1.3%
Money Markets - 1.3%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$1,857,946	$82,334,913	$(80,205,232)	$(3)	$64	$3,987,688	3,986,891	$96,605
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Investment Companies - 0.7%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	4,537,152	42,551,831	(44,856,830)	-	-	2,232,153	2,232,153	12,808 ∆
Total Affiliated Investments - 2.0%
	$6,395,098	$124,886,744	$(125,062,062)	$(3)	$64	$6,219,841	6,219,044	$109,413

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$2,746,095	$—	$(2,746,095)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Real Estate Fund
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended September 30, 2025 is $3,563,674, which represents 1.2% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
#	Loaned security; a portion of the security is on loan at September 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Health Care Real Estate Investment Trusts (REITs)	$40,169,563	$2,078,203	$-
Hotel & Resort Real Estate Investment Trusts (REITs)	4,402,094	-	-
Household Durables	4,569,928	-	-
Industrial Real Estate Investment Trusts (REITs)	21,022,835	12,275,575	-
Office Real Estate Investment Trusts (REITs)	5,668,638	5,008,969	-
Real Estate Management & Development	5,276,433	49,175,168	-
Residential Real Estate Investment Trusts (REITs)	30,177,717	4,329,514	-
Retail Real Estate Investment Trusts (REITs)	25,914,348	22,520,564	-
Specialized Real Estate Investment Trusts (REITs)	49,214,999	4,675,465	-
All Other	-	15,929,361	-
Rights	-	0	-
Investment Companies	-	3,987,688	-
Investments Purchased with Cash Collateral from Securities Lending	-	2,790,191	-
Total Assets	$186,416,555	$122,770,698	$-
4  | September 30, 2025

Janus Henderson Global Real Estate Fund
Statement of Assets and Liabilities
September 30, 2025

Assets:
Unaffiliated investments, at value (cost $264,747,583)(1)	$302,967,412
Affiliated investments, at value (cost $6,219,841)	6,219,841
Cash denominated in foreign currency (cost $8,460)	8,460
Trustees' deferred compensation	8,699
Receivables:
Investments sold	4,826,211
Dividends	879,012
Foreign tax reclaims	412,168
Fund shares sold	215,976
Dividends from affiliates	7,963
Other assets	22,147
Total Assets	315,567,889
Liabilities:
Due to custodian	104
Collateral for securities loaned (Note 2)	2,790,191
Payables:
Investments purchased	5,187,335
Fund shares repurchased	1,617,154
Dividends	270,248
Advisory fees	130,859
Professional fees	78,587
Transfer agent fees and expenses	35,636
Trustees' deferred compensation fees	8,699
12b-1 Distribution and shareholder servicing fees	4,884
Custodian fees	3,812
Trustees' fees and expenses	1,513
Affiliated fund administration fees payable	627
Accrued expenses and other payables	63,836
Total Liabilities	10,193,485
Commitments and contingent liabilities (Note 3)
Net Assets	$305,374,404
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Real Estate Fund
Statement of Assets and Liabilities
September 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$343,734,075
Total distributable earnings (loss)	(38,359,671)
Total Net Assets	$305,374,404
Net Assets - Class A Shares	$11,134,249
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	913,012
Net Asset Value Per Share(2)	$12.20
Maximum Offering Price Per Share(3)	$12.94
Net Assets - Class C Shares	$1,577,986
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	132,817
Net Asset Value Per Share(2)	$11.88
Net Assets - Class D Shares	$33,938,191
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,756,909
Net Asset Value Per Share	$12.31
Net Assets - Class I Shares	$151,287,040
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,306,490
Net Asset Value Per Share	$12.29
Net Assets - Class N Shares	$52,633,974
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,278,955
Net Asset Value Per Share	$12.30
Net Assets - Class S Shares	$6,210,913
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	511,664
Net Asset Value Per Share	$12.14
Net Assets - Class T Shares	$48,592,051
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,954,613
Net Asset Value Per Share	$12.29

(1)	Includes $2,746,095 of securities on loan. See Note 2 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | September 30, 2025

Janus Henderson Global Real Estate Fund
Statement of Operations
For the year ended September 30, 2025

Investment Income:
Dividends	$10,181,235
Dividends from affiliates	96,605
Affiliated securities lending income, net	12,808
Unaffiliated securities lending income, net	3,335
Other income	3,499
Foreign tax withheld	(345,436)
Total Investment Income	9,952,046
Expenses:
Advisory fees	1,682,646
12b-1 Distribution and shareholder servicing fees:
Class A Shares	28,107
Class C Shares	18,141
Class S Shares	15,437
Transfer agent administrative fees and expenses:
Class D Shares	37,834
Class S Shares	15,493
Class T Shares	129,618
Transfer agent networking and omnibus fees:
Class A Shares	8,863
Class C Shares	1,833
Class I Shares	152,992
Other transfer agent fees and expenses:
Class A Shares	741
Class C Shares	108
Class D Shares	10,456
Class I Shares	5,503
Class N Shares	3,444
Class S Shares	195
Class T Shares	804
Registration fees	125,587
Non-affiliated fund administration fees	97,870
Professional fees	69,347
Custodian fees	38,739
Shareholder reports expense	29,731
Affiliated fund administration fees	9,750
Trustees' fees and expenses	6,037
Other expenses	64,414
Total Expenses	2,553,690
Less: Excess Expense Reimbursement and Waivers	(6,446)
Net Expenses	2,547,244
Net Investment Income/(Loss)	7,404,802
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	2,895,473
Investments in affiliates	(3)
Total Net Realized Gain/(Loss) on Investments	2,895,470
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(24,640,839)
Investments in affiliates	64
Total Change in Unrealized Net Appreciation/Depreciation	(24,640,775)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(14,340,503)
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Real Estate Fund
Statements of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$7,404,802	$10,892,437
Net realized gain/(loss) on investments	2,895,470	(8,337,216)
Change in unrealized net appreciation/depreciation	(24,640,775)	96,234,577
Net Increase/(Decrease) in Net Assets Resulting from Operations	(14,340,503)	98,789,798
Dividends and Distributions to Shareholders:
Class A Shares	(329,367)	(294,526)
Class C Shares	(42,463)	(51,527)
Class D Shares	(1,059,322)	(1,098,753)
Class I Shares	(4,939,875)	(6,217,989)
Class N Shares	(2,158,278)	(3,080,051)
Class S Shares	(173,108)	(180,910)
Class T Shares	(1,545,827)	(1,778,993)
Net Decrease from Dividends and Distributions to Shareholders	(10,248,240)	(12,702,749)
Capital Share Transactions:
Class A Shares	(824,971)	364,319
Class C Shares	(684,762)	(1,374,687)
Class D Shares	(4,371,672)	(5,105,624)
Class I Shares	(30,978,621)	(89,760,693)
Class N Shares	(46,624,468)	(9,903,658)
Class S Shares	(770,312)	(1,139,074)
Class T Shares	(11,160,356)	(15,795,512)
Net Increase/(Decrease) from Capital Share Transactions	(95,415,162)	(122,714,929)
Net Increase/(Decrease) in Net Assets	(120,003,905)	(36,627,880)
Net Assets:
Beginning of period	425,378,309	462,006,189
End of period	$305,374,404	$425,378,309
See Notes to Financial Statements.
8  | September 30, 2025

Janus Henderson Global Real Estate Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.78	$10.43	$10.53	$14.65	$12.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.25	0.26	0.20	0.21	0.32
Net realized and unrealized gain/(loss)	(0.48)	2.40	(0.08) (2)	(3.55)	2.38
Total from Investment Operations	(0.23)	2.66	0.12	(3.34)	2.70
Less Dividends and Distributions:
Dividends (from net investment income)	(0.35)	(0.31)	(0.22)	(0.38)	(0.23)
Distributions (from capital gains)	—	—	—	(0.40)	—
Total Dividends and Distributions	(0.35)	(0.31)	(0.22)	(0.78)	(0.23)
Net Asset Value, End of Period	$12.20	$12.78	$10.43	$10.53	$14.65
Total Return*	(1.71)%	25.87%	1.08%	(24.19)%	22.32%
Net Assets, End of Period (in thousands)	$11,134	$12,584	$9,944	$11,566	$15,294
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.99%	0.99%	1.20%	1.27%	1.23%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	0.99%	1.20%	1.27%	1.23%
Ratio of Net Investment Income/(Loss)	2.08%	2.31%	1.80%	1.56%	2.25%
Portfolio Turnover Rate	61%	87%	66%	68%	77%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Real Estate Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.48	$10.19	$10.28	$14.34	$11.98
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.14	0.16	0.11	0.10	0.18
Net realized and unrealized gain/(loss)	(0.46)	2.35	(0.07) (2)	(3.46)	2.37
Total from Investment Operations	(0.32)	2.51	0.04	(3.36)	2.55
Less Dividends and Distributions:
Dividends (from net investment income)	(0.28)	(0.22)	(0.13)	(0.30)	(0.19)
Distributions (from capital gains)	—	—	—	(0.40)	—
Total Dividends and Distributions	(0.28)	(0.22)	(0.13)	(0.70)	(0.19)
Net Asset Value, End of Period	$11.88	$12.48	$10.19	$10.28	$14.34
Total Return*	(2.52)%	24.87%	0.36%	(24.81)%	21.34%
Net Assets, End of Period (in thousands)	$1,578	$2,404	$3,249	$4,548	$6,766
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.87%	1.83%	1.99%	2.00%	2.03%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.75%	1.79%	1.99%	2.00%	2.03%
Ratio of Net Investment Income/(Loss)	1.25%	1.49%	1.00%	0.75%	1.31%
Portfolio Turnover Rate	61%	87%	66%	68%	77%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
10 | September 30, 2025

Janus Henderson Global Real Estate Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.90	$10.52	$10.62	$14.77	$12.26
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.27	0.28	0.22	0.24	0.34
Net realized and unrealized gain/(loss)	(0.49)	2.43	(0.08) (2)	(3.58)	2.41
Total from Investment Operations	(0.22)	2.71	0.14	(3.34)	2.75
Less Dividends and Distributions:
Dividends (from net investment income)	(0.37)	(0.33)	(0.24)	(0.41)	(0.24)
Distributions (from capital gains)	—	—	—	(0.40)	—
Total Dividends and Distributions	(0.37)	(0.33)	(0.24)	(0.81)	(0.24)
Net Asset Value, End of Period	$12.31	$12.90	$10.52	$10.62	$14.77
Total Return*	(1.61)%	26.15%	1.26%	(24.05)%	22.59%
Net Assets, End of Period (in thousands)	$33,938	$40,373	$37,677	$44,666	$58,872
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.81%	0.80%	1.03%	1.08%	1.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.80%	1.03%	1.08%	1.06%
Ratio of Net Investment Income/(Loss)	2.24%	2.49%	1.98%	1.74%	2.41%
Portfolio Turnover Rate	61%	87%	66%	68%	77%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Real Estate Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.88	$10.51	$10.60	$14.75	$12.25
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.27	0.29	0.23	0.24	0.34
Net realized and unrealized gain/(loss)	(0.48)	2.42	(0.07) (2)	(3.58)	2.41
Total from Investment Operations	(0.21)	2.71	0.16	(3.34)	2.75
Less Dividends and Distributions:
Dividends (from net investment income)	(0.38)	(0.34)	(0.25)	(0.41)	(0.25)
Distributions (from capital gains)	—	—	—	(0.40)	—
Total Dividends and Distributions	(0.38)	(0.34)	(0.25)	(0.81)	(0.25)
Net Asset Value, End of Period	$12.29	$12.88	$10.51	$10.60	$14.75
Total Return*	(1.54)%	26.17%	1.42%	(24.04)%	22.56%
Net Assets, End of Period (in thousands)	$151,287	$192,605	$241,439	$383,144	$551,129
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.73%	0.73%	0.97%	1.03%	1.00%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.73%	0.73%	0.97%	1.03%	1.00%
Ratio of Net Investment Income/(Loss)	2.28%	2.57%	2.00%	1.77%	2.44%
Portfolio Turnover Rate	61%	87%	66%	68%	77%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
12 | September 30, 2025

Janus Henderson Global Real Estate Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.88	$10.51	$10.61	$14.76	$12.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.27	0.30	0.25	0.26	0.35
Net realized and unrealized gain/(loss)	(0.46)	2.42	(0.09) (2)	(3.58)	2.42
Total from Investment Operations	(0.19)	2.72	0.16	(3.32)	2.77
Less Dividends and Distributions:
Dividends (from net investment income)	(0.39)	(0.35)	(0.26)	(0.43)	(0.25)
Distributions (from capital gains)	—	—	—	(0.40)	—
Total Dividends and Distributions	(0.39)	(0.35)	(0.26)	(0.83)	(0.25)
Net Asset Value, End of Period	$12.30	$12.88	$10.51	$10.61	$14.76
Total Return*	(1.39)%	26.30%	1.45%	(23.94)%	22.80%
Net Assets, End of Period (in thousands)	$52,634	$106,918	$96,342	$82,484	$114,928
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.65%	0.62%	0.84%	0.92%	0.90%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.65%	0.62%	0.84%	0.92%	0.90%
Ratio of Net Investment Income/(Loss)	2.29%	2.66%	2.22%	1.88%	2.49%
Portfolio Turnover Rate	61%	87%	66%	68%	77%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Real Estate Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.73	$10.39	$10.48	$14.59	$12.15
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.22	0.24	0.19	0.19	0.29
Net realized and unrealized gain/(loss)	(0.48)	2.39	(0.08) (2)	(3.54)	2.37
Total from Investment Operations	(0.26)	2.63	0.11	(3.35)	2.66
Less Dividends and Distributions:
Dividends (from net investment income)	(0.33)	(0.29)	(0.20)	(0.36)	(0.22)
Distributions (from capital gains)	—	—	—	(0.40)	—
Total Dividends and Distributions	(0.33)	(0.29)	(0.20)	(0.76)	(0.22)
Net Asset Value, End of Period	$12.14	$12.73	$10.39	$10.48	$14.59
Total Return*	(1.96)%	25.67%	1.02%	(24.37)%	22.03%
Net Assets, End of Period (in thousands)	$6,211	$7,358	$7,085	$7,238	$9,178
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.18%	1.16%	1.38%	1.46%	1.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.17%	1.16%	1.37%	1.45%	1.43%
Ratio of Net Investment Income/(Loss)	1.88%	2.14%	1.66%	1.38%	2.06%
Portfolio Turnover Rate	61%	87%	66%	68%	77%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
14 | September 30, 2025

Janus Henderson Global Real Estate Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$12.87	$10.50	$10.60	$14.75	$12.25
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.26	0.27	0.22	0.23	0.32
Net realized and unrealized gain/(loss)	(0.48)	2.42	(0.09) (2)	(3.59)	2.42
Total from Investment Operations	(0.22)	2.69	0.13	(3.36)	2.74
Less Dividends and Distributions:
Dividends (from net investment income)	(0.36)	(0.32)	(0.23)	(0.39)	(0.24)
Distributions (from capital gains)	—	—	—	(0.40)	—
Total Dividends and Distributions	(0.36)	(0.32)	(0.23)	(0.79)	(0.24)
Net Asset Value, End of Period	$12.29	$12.87	$10.50	$10.60	$14.75
Total Return*	(1.61)%	26.02%	1.19%	(24.15)%	22.49%
Net Assets, End of Period (in thousands)	$48,592	$63,136	$66,270	$87,895	$121,737
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.89%	0.87%	1.10%	1.17%	1.14%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.88%	0.87%	1.10%	1.17%	1.14%
Ratio of Net Investment Income/(Loss)	2.15%	2.42%	1.91%	1.65%	2.30%
Portfolio Turnover Rate	61%	87%	66%	68%	77%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
The amount shown does not correlate with the change in the aggregate gains and losses in the Fund's securities for the year or period due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's securities.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Real Estate Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Global Real Estate Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks total return through a combination of capital appreciation and current income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
16 | September 30, 2025

Janus Henderson Global Real Estate Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended September 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 17

Janus Henderson Global Real Estate Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
18 | September 30, 2025

Janus Henderson Global Real Estate Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Janus Investment Fund | 19

Janus Henderson Global Real Estate Fund
Notes to Financial Statements
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05%
20 | September 30, 2025

Janus Henderson Global Real Estate Fund
Notes to Financial Statements
for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of September 30, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $2,746,095. Gross amounts of recognized liabilities for securities lending (collateral received) as of September 30, 2025 is $2,790,191, resulting in the net amount due to the counterparty of $44,096.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.75%, and the Fund’s benchmark index used in the calculation is the FTSE EPRA Nareit Global Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±4.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated
Janus Investment Fund | 21

Janus Henderson Global Real Estate Fund
Notes to Financial Statements
net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended September 30, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.51%.
The Adviser has entered into a personnel-sharing arrangement with its foreign (non-U.S.) affiliates, Henderson Global Investors Limited, Henderson Global Investors (Japan) Ltd., and Henderson Global Investors (Singapore) Ltd. (collectively, “HGIL”), pursuant to which HGIL and certain employees of HGIL serve as “associated persons” of the Adviser. In this capacity, such employees of HGIL are subject to the oversight and supervision of the Adviser and may provide portfolio management, research, and related services to the Fund on behalf of the Adviser.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.91% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $532,252 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee
22 | September 30, 2025

Janus Henderson Global Real Estate Fund
Notes to Financial Statements
to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2025, the Distributor retained upfront sales charges of $440.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended September 30,
2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class C Shares paid CDSCs of $186.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and
Janus Investment Fund | 23

Janus Henderson Global Real Estate Fund
Notes to Financial Statements
liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$2,339,587	$-	$(73,149,951)	$-	$13,067	$32,437,626
Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended September 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(57,150,514)	$(15,999,437)	$(73,149,951)
During the year ended September 30, 2025, capital loss carryovers of $125,618 were utilized by the Fund.
24 | September 30, 2025

Janus Henderson Global Real Estate Fund
Notes to Financial Statements
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$276,749,627	$41,769,282	$(9,331,656)	$32,437,626
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$10,248,240	$-	$-	$-

For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$12,702,749	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
Janus Investment Fund | 25

Janus Henderson Global Real Estate Fund
Notes to Financial Statements
5. Capital Share Transactions
	Year ended September 30, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	91,626	$1,079,192	182,748	$2,038,137
Reinvested dividends and distributions	24,586	294,326	22,993	265,414
Shares repurchased	(187,755)	(2,198,489)	(174,687)	(1,939,232)
Net Increase/(Decrease)	(71,543)	$(824,971)	31,054	$364,319
Class C Shares:
Shares sold	5,889	$67,022	7,138	$78,405
Reinvested dividends and distributions	3,583	41,830	4,181	46,828
Shares repurchased	(69,331)	(793,614)	(137,578)	(1,499,920)
Net Increase/(Decrease)	(59,859)	$(684,762)	(126,259)	$(1,374,687)
Class D Shares:
Shares sold	253,211	$3,019,983	221,103	$2,560,913
Reinvested dividends and distributions	83,374	1,005,994	90,968	1,054,465
Shares repurchased	(710,172)	(8,397,649)	(763,359)	(8,721,002)
Net Increase/(Decrease)	(373,587)	$(4,371,672)	(451,288)	$(5,105,624)
Class I Shares:
Shares sold	4,232,127	$49,630,938	3,648,165	$40,761,835
Reinvested dividends and distributions	360,549	4,342,123	481,803	5,540,169
Shares repurchased	(7,240,184)	(84,951,682)	(12,158,932)	(136,062,697)
Net Increase/(Decrease)	(2,647,508)	$(30,978,621)	(8,028,964)	$(89,760,693)
Class N Shares:
Shares sold	1,118,801	$13,130,555	1,594,189	$17,994,441
Reinvested dividends and distributions	150,535	1,813,314	192,910	2,230,319
Shares repurchased	(5,289,673)	(61,568,337)	(2,656,887)	(30,128,418)
Net Increase/(Decrease)	(4,020,337)	$(46,624,468)	(869,788)	$(9,903,658)
Class S Shares:
Shares sold	53,874	$639,471	51,436	$567,964
Reinvested dividends and distributions	14,519	173,108	15,807	180,910
Shares repurchased	(134,963)	(1,582,891)	(171,190)	(1,887,948)
Net Increase/(Decrease)	(66,570)	$(770,312)	(103,947)	$(1,139,074)
Class T Shares:
Shares sold	350,959	$4,163,086	331,085	$3,760,034
Reinvested dividends and distributions	127,116	1,531,325	152,631	1,762,437
Shares repurchased	(1,427,720)	(16,854,767)	(1,890,502)	(21,317,983)
Net Increase/(Decrease)	(949,645)	$(11,160,356)	(1,406,786)	$(15,795,512)
6. Purchases and Sales of Investment Securities
For the year ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$201,649,592	$298,672,062	$-	$-
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
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Janus Henderson Global Real Estate Fund
Notes to Financial Statements
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
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Janus Henderson Global Real Estate Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Global Real Estate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Global Real Estate Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
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Janus Henderson Global Real Estate Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2025:
Section 163(j) Interest Dividend	1%
Dividends Received Deduction Percentage	3%
Qualified Dividend Income Percentage	12%
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Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 37

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
38 | September 30, 2025

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 39

Janus Henderson Global Real Estate Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
40 | September 30, 2025

Janus Henderson Global Real Estate Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93044 11-25

ANNUAL FINANCIAL STATEMENTS

September 30, 2025
Janus Henderson Global Research Fund
Janus Investment Fund

Janus Henderson Global Research Fund

Janus Henderson Global Research Fund
Schedule of Investments
September 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 99.8%
Aerospace & Defense – 4.6%
BAE Systems PLC	2,409,067	$66,744,986
Boeing Co*	176,391	38,070,469
General Electric Co	204,374	61,479,787
Howmet Aerospace Inc	198,870	39,024,260
		205,319,502
Airlines – 0.5%
Ryanair Holdings PLC	745,337	21,801,851
Banks – 8.2%
Banco Bilbao Vizcaya Argentaria SA	2,473,647	47,583,246
BNP Paribas SA	359,259	32,745,257
Erste Group Bank AG	500,893	48,958,861
HDFC Bank Ltd	1,553,066	16,640,408
JPMorgan Chase & Co	317,779	100,237,030
Natwest Group PLC	6,009,521	42,175,102
Resona Holdings Inc	1,972,400	20,080,998
UniCredit SpA	753,368	57,191,250
		365,612,152
Beverages – 1.3%
Constellation Brands Inc - Class A	101,781	13,706,847
Monster Beverage Corp*	416,531	28,036,702
Pernod Ricard SA	148,871	14,635,929
		56,379,478
Biotechnology – 2.5%
AbbVie Inc	125,852	29,139,772
Amgen Inc	44,899	12,670,498
Argenx SE (ADR)*	32,772	24,171,316
Ascendis Pharma A/S (ADR)*	44,360	8,819,212
Avidity Biosciences Inc*	161,398	7,032,111
United Therapeutics Corp*	10,459	4,384,517
Vaxcyte Inc*	175,314	6,314,810
Vertex Pharmaceuticals Inc*	51,964	20,351,181
		112,883,417
Building Products – 0.8%
Trane Technologies PLC	87,107	36,755,670
Capital Markets – 3.1%
Ares Management Corp - Class A	141,780	22,669,204
Bank of New York Mellon Corp	234,311	25,530,527
Blackstone Group Inc	171,723	29,338,875
LPL Financial Holdings Inc	86,280	28,704,493
Morgan Stanley	198,423	31,541,320
		137,784,419
Chemicals – 1.3%
Ecolab Inc	117,692	32,231,131
Taiyo Nippon Sanso Corp	732,500	25,958,796
		58,189,927
Communications Equipment – 0.3%
Arista Networks Inc*	91,181	13,285,983
Consumer Finance – 1.3%
Capital One Financial Corp	198,920	42,286,414
OneMain Holdings Inc	250,136	14,122,678
		56,409,092
Diversified Financial Services – 3.4%
Apollo Global Management Inc	148,401	19,777,401
Mastercard Inc - Class A	118,876	67,617,858
Visa Inc	182,558	62,321,650
		149,716,909
Electric Utilities – 0.7%
Xcel Energy Inc	383,330	30,915,564
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson Global Research Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Electrical Equipment – 0.9%
Eaton Corp PLC	105,607	$39,523,420
Electronic Equipment, Instruments & Components – 1.3%
Hexagon AB - Class B	4,652,261	55,833,559
Entertainment – 2.5%
Liberty Media Corp-Liberty Formula One - Series C*	295,115	30,824,762
Netflix Inc*	46,540	55,797,737
Spotify Technology SA*	33,294	23,239,212
		109,861,711
Health Care Equipment & Supplies – 1.6%
Abbott Laboratories	195,399	26,171,742
Boston Scientific Corp*	265,116	25,883,275
DexCom Inc*	105,368	7,090,213
Intuitive Surgical Inc*	26,859	12,012,151
Lantheus Holdings Inc*	42,290	2,169,054
		73,326,435
Health Care Providers & Services – 1.0%
McKesson Corp	27,074	20,915,748
UnitedHealth Group Inc	66,094	22,822,258
		43,738,006
Hotels, Restaurants & Leisure – 3.1%
Booking Holdings Inc	4,239	22,887,506
DoorDash Inc - Class A*	80,128	21,794,015
Flutter Entertainment PLC*	54,873	13,937,742
Hilton Worldwide Holdings Inc	80,663	20,927,209
McDonald's Corp	151,453	46,025,052
Royal Caribbean Cruises Ltd	33,488	10,836,047
Wingstop Inc	14,061	3,538,872
		139,946,443
Household Durables – 0.4%
Lennar Corp	146,260	18,434,610
Independent Power and Renewable Electricity Producers – 1.9%
RWE AG	404,859	17,977,998
Vistra Corp	336,101	65,848,908
		83,826,906
Industrial Conglomerates – 1.4%
3M Co	390,320	60,569,858
Information Technology Services – 0.3%
Snowflake Inc - Class A*	60,211	13,580,591
Insurance – 2.9%
Arthur J Gallagher & Co	113,971	35,301,378
AXA SA	417,851	20,004,542
Beazley PLC	1,822,907	22,297,729
Progressive Corp/The	205,041	50,634,875
		128,238,524
Interactive Media & Services – 6.2%
Alphabet Inc - Class C	547,829	133,423,753
Meta Platforms Inc - Class A	195,592	143,638,853
		277,062,606
Life Sciences Tools & Services – 0.4%
Danaher Corp	91,201	18,081,510
Machinery – 2.3%
Alstom SA*	1,264,685	33,227,642
Atlas Copco AB - Class A	2,236,681	38,105,183
Deere & Co	68,074	31,127,517
		102,460,342
Metals & Mining – 0.8%
Teck Resources Ltd	485,400	21,296,205
Vale SA	1,470,839	15,914,259
		37,210,464
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Global Research Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Multiline Retail – 3.0%
Amazon.com Inc*	605,954	$133,049,320
Oil, Gas & Consumable Fuels – 3.9%
Canadian Natural Resources Ltd	749,292	23,962,267
Cheniere Energy Inc	52,450	12,324,701
Chevron Corp	163,580	25,402,338
ConocoPhillips	190,965	18,063,379
EOG Resources Inc	110,138	12,348,672
Marathon Petroleum Corp	20,835	4,015,738
Suncor Energy Inc	479,123	20,053,269
TC Energy Corp#	696,675	37,885,302
TotalEnergies SE	292,791	17,864,126
		171,919,792
Personal Products – 1.5%
Unilever PLC	1,151,917	68,371,861
Pharmaceuticals – 3.1%
AstraZeneca PLC	183,306	27,996,453
Eli Lilly & Co	59,404	45,325,252
Johnson & Johnson	226,892	42,070,315
Roche Holding AG	69,676	22,936,871
		138,328,891
Professional Services – 0.5%
Booz Allen Hamilton Holding Corp	238,463	23,834,377
Road & Rail – 0.5%
Canadian Pacific Kansas City Ltd	289,377	21,555,103
Semiconductor & Semiconductor Equipment – 13.5%
Analog Devices Inc	71,834	17,649,614
ASML Holding NV	9,856	9,608,011
Broadcom Inc	384,106	126,720,410
Lam Research Corp	316,150	42,332,485
NVIDIA Corp	1,709,339	318,928,471
ON Semiconductor Corp*	245,346	12,098,011
Taiwan Semiconductor Manufacturing Co Ltd	1,681,000	73,154,820
		600,491,822
Software – 10.4%
Atlassian Corp - Class A*	89,625	14,313,112
Autodesk Inc*	122,877	39,034,337
Cadence Design Systems Inc*	79,335	27,867,212
Datadog Inc - Class A*	128,141	18,247,278
HubSpot Inc*	8,464	3,959,459
Intuit Inc	62,761	42,860,115
Microsoft Corp	471,750	244,342,912
Oracle Corp	110,015	30,940,619
ServiceNow Inc*	19,717	18,145,161
Synopsys Inc*	25,069	12,368,794
Workday Inc - Class A*	44,169	10,632,803
		462,711,802
Specialized Real Estate Investment Trusts (REITs) – 0.6%
American Tower Corp	139,708	26,868,643
Specialty Retail – 1.8%
O'Reilly Automotive Inc*	308,100	33,216,261
TJX Cos Inc	338,025	48,858,133
		82,074,394
Technology Hardware, Storage & Peripherals – 2.4%
Apple Inc	421,653	107,365,503
Textiles, Apparel & Luxury Goods – 1.4%
Gildan Activewear Inc	335,212	19,375,254
LVMH Moet Hennessy Louis Vuitton SE	34,148	20,891,970
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson Global Research Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Moncler SpA	163,090	$9,566,388
NIKE Inc - Class B	208,172	14,515,833
		64,349,445
Trading Companies & Distributors – 1.0%
Ferguson Enterprises Inc/DE	198,799	44,786,185
Wireless Telecommunication Services – 1.2%
T-Mobile US Inc	218,011	52,187,473
Total Common Stocks (cost $2,358,531,776)		4,444,643,560
Investments Purchased with Cash Collateral from Securities Lending – 0.5%
Investment Companies – 0.4%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº,£	19,410,600	19,410,600
Time Deposits – 0.1%
Royal Bank of Canada, 4.0800%, 10/1/25	$4,852,650	4,852,650
Total Investments Purchased with Cash Collateral from Securities Lending (cost $24,263,250)		24,263,250
Total Investments (total cost $2,382,795,026) – 100.3%		4,468,906,810
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(14,569,597)
Net Assets – 100%		$4,454,337,213

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$3,420,281,574	76.5%
United Kingdom	159,214,270	3.6
Canada	144,127,400	3.2
France	139,369,466	3.1
Sweden	117,177,954	2.6
Netherlands	77,979,872	1.8
Taiwan	73,154,820	1.6
Italy	66,757,638	1.5
Austria	48,958,861	1.1
Spain	47,583,246	1.1
Japan	46,039,794	1.0
Belgium	24,171,316	0.5
Switzerland	22,936,871	0.5
Ireland	21,801,851	0.5
Germany	17,977,998	0.4
India	16,640,408	0.4
Brazil	15,914,259	0.4
Denmark	8,819,212	0.2
Total	$4,468,906,810	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  |

Janus Henderson Global Research Fund
Schedule of Investments
September 30, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$22,611,347	$356,636,089	$(379,247,211)	$(977)	$752	$-	-	$621,052
Investments Purchased with Cash Collateral from Securities Lending - 0.4%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	14,011,060	301,673,997	(296,274,457)	-	-	19,410,600	19,410,600	58,003 ∆
Total Affiliated Investments - 0.4%
	$36,622,407	$658,310,086	$(675,521,668)	$(977)	$752	$19,410,600	19,410,600	$679,055

The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended September 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$1,580,983

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$1,679,408

Average Ending Monthly Value of Derivative Instruments During the Year Ended September 30, 2025
Total return swaps:
Average notional amount	$7,146,640

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$23,519,421	$—	$(23,519,421)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 5

Janus Henderson Global Research Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
#	Loaned security; a portion of the security is on loan at September 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The Fund has registration rights for certain restricted securities held as of September 30, 2025. The issuer incurs all registration costs.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$138,574,516	$66,744,986	$-
Airlines	-	21,801,851	-
Banks	100,237,030	265,375,122	-
Beverages	41,743,549	14,635,929	-
Chemicals	32,231,131	25,958,796	-
Electronic Equipment, Instruments & Components	-	55,833,559	-
Independent Power and Renewable Electricity Producers	65,848,908	17,977,998	-
Insurance	85,936,253	42,302,271	-
Machinery	31,127,517	71,332,825	-
Oil, Gas & Consumable Fuels	154,055,666	17,864,126	-
Personal Products	-	68,371,861	-
Pharmaceuticals	87,395,567	50,933,324	-
Semiconductor & Semiconductor Equipment	517,728,991	82,762,831	-
Textiles, Apparel & Luxury Goods	33,891,087	30,458,358	-
Trading Companies & Distributors	-	44,786,185	-
All Other	2,278,733,323	-	-
Investments Purchased with Cash Collateral from Securities Lending	-	24,263,250	-
Total Assets	$3,567,503,538	$901,403,272	$-
6  |

Janus Henderson Global Research Fund
Statement of Assets and Liabilities
September 30, 2025

Assets:
Unaffiliated investments, at value (cost $2,363,384,426)(1)	$4,449,496,210
Affiliated investments, at value (cost $19,410,600)	19,410,600
Cash denominated in foreign currency (cost $2,693)	2,693
Trustees' deferred compensation	127,677
Receivables:
Investments sold	72,006,056
Dividends	2,483,554
Foreign tax reclaims	2,330,580
Fund shares sold	1,055,597
Dividends from affiliates	22,917
Other assets	366,144
Total Assets	4,547,302,028
Liabilities:
Due to custodian	40,986,544
Collateral for securities loaned (Note 3)	24,263,250
Payables:
Investments purchased	21,665,675
Advisory fees	2,608,416
Foreign tax liability	1,526,705
Fund shares repurchased	811,020
Transfer agent fees and expenses	610,184
Trustees' deferred compensation fees	127,677
Professional fees	79,438
Trustees' fees and expenses	20,244
Custodian fees	19,033
12b-1 Distribution and shareholder servicing fees	17,893
Affiliated fund administration fees payable	9,086
Accrued expenses and other payables	219,650
Total Liabilities	92,964,815
Commitments and contingent liabilities (Note 4)
Net Assets	$4,454,337,213
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Research Fund
Statement of Assets and Liabilities
September 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,062,778,795
Total distributable earnings (loss) (includes $1,526,705 of foreign capital gains tax)	2,391,558,418
Total Net Assets	$4,454,337,213
Net Assets - Class A Shares	$32,870,731
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	251,670
Net Asset Value Per Share(2)	$130.61
Maximum Offering Price Per Share(3)	$138.58
Net Assets - Class C Shares	$3,471,375
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	28,055
Net Asset Value Per Share(2)	$123.73
Net Assets - Class D Shares	$2,452,956,820
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	19,063,248
Net Asset Value Per Share	$128.67
Net Assets - Class I Shares	$266,951,310
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,029,439
Net Asset Value Per Share	$131.54
Net Assets - Class N Shares	$99,397,517
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	773,959
Net Asset Value Per Share	$128.43
Net Assets - Class R Shares	$9,820,336
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	76,578
Net Asset Value Per Share	$128.24
Net Assets - Class S Shares	$23,227,289
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	177,143
Net Asset Value Per Share	$131.12
Net Assets - Class T Shares	$1,565,641,835
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	12,193,486
Net Asset Value Per Share	$128.40

(1)	Includes $23,519,421 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
8  | September 30, 2025

Janus Henderson Global Research Fund
Statement of Operations
For the year ended September 30, 2025

Investment Income:
Dividends	$58,825,128
Dividends from affiliates	621,052
Affiliated securities lending income, net	58,003
Unaffiliated securities lending income, net	14,968
Other income	39,572
Foreign tax withheld (Note 1)	(1,176,352)
Total Investment Income	58,382,371
Expenses:
Advisory fees	28,170,794
12b-1 Distribution and shareholder servicing fees:
Class A Shares	85,434
Class C Shares	26,105
Class R Shares	39,792
Class S Shares	53,557
Transfer agent administrative fees and expenses:
Class D Shares	2,453,029
Class R Shares	19,945
Class S Shares	53,620
Class T Shares	3,566,338
Transfer agent networking and omnibus fees:
Class A Shares	46,815
Class C Shares	2,201
Class I Shares	176,713
Other transfer agent fees and expenses:
Class A Shares	1,778
Class C Shares	129
Class D Shares	253,035
Class I Shares	6,103
Class N Shares	3,121
Class R Shares	92
Class S Shares	311
Class T Shares	12,009
Shareholder reports expense	303,714
Professional fees	267,311
Registration fees	173,243
Custodian fees	150,668
Affiliated fund administration fees	121,710
Trustees' fees and expenses	77,257
Other expenses	358,424
Total Expenses	36,423,248
Less: Excess Expense Reimbursement and Waivers	(186,035)
Net Expenses	36,237,213
Net Investment Income/(Loss)	22,145,158
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Research Fund
Statement of Operations
For the year ended September 30, 2025
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$303,107,934
Investments in affiliates	(977)
Swap contracts	1,580,983
Total Net Realized Gain/(Loss) on Investments	304,687,940
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation (net of increase in deferred foreign taxes of $1,526,705)	400,993,084
Investments in affiliates	752
Swap contracts	1,679,408
Total Change in Unrealized Net Appreciation/Depreciation	402,673,244
Net Increase/(Decrease) in Net Assets Resulting from Operations	$729,506,342
See Notes to Financial Statements.
10 | September 30, 2025

Janus Henderson Global Research Fund
Statements of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$22,145,158	$26,960,852
Net realized gain/(loss) on investments	304,687,940	251,186,359
Change in unrealized net appreciation/depreciation	402,673,244	795,440,951
Net Increase/(Decrease) in Net Assets Resulting from Operations	729,506,342	1,073,588,162
Dividends and Distributions to Shareholders:
Class A Shares	(2,489,712)	(950,148)
Class C Shares	(176,208)	(105,628)
Class D Shares	(167,850,365)	(87,322,040)
Class I Shares	(14,014,693)	(6,336,902)
Class N Shares	(3,372,315)	(1,998,967)
Class R Shares	(523,606)	(297,358)
Class S Shares	(1,537,402)	(782,628)
Class T Shares	(105,916,949)	(54,760,140)
Net Decrease from Dividends and Distributions to Shareholders	(295,881,250)	(152,553,811)
Capital Share Transactions:
Class A Shares	(4,471,060)	8,178,123
Class C Shares	799,252	(735,908)
Class D Shares	30,129,606	(24,536,239)
Class I Shares	57,694,130	23,009,424
Class N Shares	49,311,140	(9,014,227)
Class R Shares	382,159	(467,166)
Class S Shares	(462,870)	(393,103)
Class T Shares	16,937,487	(6,173,198)
Net Increase/(Decrease) from Capital Share Transactions	150,319,844	(10,132,294)
Net Increase/(Decrease) in Net Assets	583,944,936	910,902,057
Net Assets:
Beginning of period	3,870,392,277	2,959,490,220
End of period	$4,454,337,213	$3,870,392,277
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Research Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$118.11	$90.46	$75.40	$110.18	$89.60
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.41 (2)	0.62 (3)	0.62	0.41	0.23
Net realized and unrealized gain/(loss)	20.93	31.49	17.74	(23.60)	23.77
Total from Investment Operations	21.34	32.11	18.36	(23.19)	24.00
Less Dividends and Distributions:
Dividends (from net investment income)	(0.65)	(0.62)	(0.52)	(0.16)	(0.16)
Distributions (from capital gains)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)
Total Dividends and Distributions	(8.84)	(4.46)	(3.30)	(11.59)	(3.42)
Net Asset Value, End of Period	$130.61	$118.11	$90.46	$75.40	$110.18
Total Return*	19.09%	36.88%	24.94%	(23.60)%	27.28%
Net Assets, End of Period (in thousands)	$32,871	$33,722	$19,068	$17,175	$24,310
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.13%	0.97% (4)	0.92%	1.03%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.13%	0.97%	0.92%	1.03%	1.17%
Ratio of Net Investment Income/(Loss)	0.34% (2)	0.59% (3)	0.71%	0.43%	0.23%
Portfolio Turnover Rate	33%	28%	24%	33%	25%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
12 | September 30, 2025

Janus Henderson Global Research Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$112.55	$86.48	$72.28	$106.56	$87.19
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.54) (2)	(0.22) (3)	(0.02)	(0.21)	(0.45)
Net realized and unrealized gain/(loss)	19.91	30.13	17.00	(22.64)	23.08
Total from Investment Operations	19.37	29.91	16.98	(22.85)	22.63
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)
Total Dividends and Distributions	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)
Net Asset Value, End of Period	$123.73	$112.55	$86.48	$72.28	$106.56
Total Return*	18.16%	35.79%	23.99%	(24.09)%	26.42%
Net Assets, End of Period (in thousands)	$3,471	$2,385	$2,437	$2,971	$4,491
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.92%	1.76% (4)	1.68%	1.68%	1.85%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.92%	1.76%	1.68%	1.68%	1.85%
Ratio of Net Investment Income/(Loss)	(0.48)% (2)	(0.22)% (3)	(0.02)%	(0.23)%	(0.45)%
Portfolio Turnover Rate	33%	28%	24%	33%	25%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Research Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$116.40	$89.22	$74.51	$109.10	$88.69
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.68 (2)	0.84 (3)	0.81	0.68	0.56
Net realized and unrealized gain/(loss)	20.65	31.01	17.49	(23.29)	23.50
Total from Investment Operations	21.33	31.85	18.30	(22.61)	24.06
Less Dividends and Distributions:
Dividends (from net investment income)	(0.87)	(0.83)	(0.81)	(0.55)	(0.39)
Distributions (from capital gains)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)
Total Dividends and Distributions	(9.06)	(4.67)	(3.59)	(11.98)	(3.65)
Net Asset Value, End of Period	$128.67	$116.40	$89.22	$74.51	$109.10
Total Return*	19.41%	37.17%	25.23%	(23.37)%	27.68%
Net Assets, End of Period (in thousands)	$2,452,957	$2,184,606	$1,685,915	$1,424,181	$1,959,177
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.86%	0.75% (4)	0.69%	0.75%	0.86%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	0.75%	0.69%	0.75%	0.86%
Ratio of Net Investment Income/(Loss)	0.59% (2)	0.81% (3)	0.94%	0.72%	0.54%
Portfolio Turnover Rate	33%	28%	24%	33%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
14 | September 30, 2025

Janus Henderson Global Research Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$118.82	$90.99	$75.93	$110.96	$90.13
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.75 (2)	0.92 (3)	0.89	0.75	0.64
Net realized and unrealized gain/(loss)	21.11	31.64	17.83	(23.73)	23.90
Total from Investment Operations	21.86	32.56	18.72	(22.98)	24.54
Less Dividends and Distributions:
Dividends (from net investment income)	(0.95)	(0.89)	(0.88)	(0.62)	(0.45)
Distributions (from capital gains)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)
Total Dividends and Distributions	(9.14)	(4.73)	(3.66)	(12.05)	(3.71)
Net Asset Value, End of Period	$131.54	$118.82	$90.99	$75.93	$110.96
Total Return*	19.48%	37.25%	25.31%	(23.33)%	27.78%
Net Assets, End of Period (in thousands)	$266,951	$182,801	$119,712	$100,359	$145,610
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.82%	0.70% (4)	0.62%	0.68%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.82%	0.70%	0.62%	0.68%	0.79%
Ratio of Net Investment Income/(Loss)	0.63% (2)	0.87% (3)	1.01%	0.78%	0.61%
Portfolio Turnover Rate	33%	28%	24%	33%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Research Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$116.22	$89.09	$74.42	$109.00	$88.60
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.87 (2)	0.99 (3)	0.93	0.80	0.69
Net realized and unrealized gain/(loss)	20.57	30.92	17.46	(23.27)	23.48
Total from Investment Operations	21.44	31.91	18.39	(22.47)	24.17
Less Dividends and Distributions:
Dividends (from net investment income)	(1.04)	(0.94)	(0.94)	(0.68)	(0.51)
Distributions (from capital gains)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)
Total Dividends and Distributions	(9.23)	(4.78)	(3.72)	(12.11)	(3.77)
Net Asset Value, End of Period	$128.43	$116.22	$89.09	$74.42	$109.00
Total Return*	19.56%	37.34%	25.40%	(23.28)%	27.85%
Net Assets, End of Period (in thousands)	$99,398	$38,550	$36,233	$30,831	$43,521
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.75%	0.62% (4)	0.56%	0.62%	0.73%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.75%	0.62%	0.56%	0.62%	0.73%
Ratio of Net Investment Income/(Loss)	0.76% (2)	0.97% (3)	1.08%	0.85%	0.67%
Portfolio Turnover Rate	33%	28%	24%	33%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
16 | September 30, 2025

Janus Henderson Global Research Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$115.92	$88.77	$74.11	$108.69	$88.57
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.09) (2)	0.16 (3)	0.25	0.08	(0.10)
Net realized and unrealized gain/(loss)	20.60	30.96	17.45	(23.23)	23.48
Total from Investment Operations	20.51	31.12	17.70	(23.15)	23.38
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.13)	(0.26)	—	—
Distributions (from capital gains)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)
Total Dividends and Distributions	(8.19)	(3.97)	(3.04)	(11.43)	(3.26)
Net Asset Value, End of Period	$128.24	$115.92	$88.77	$74.11	$108.69
Total Return*	18.64%	36.28%	24.43%	(23.87)%	26.87%
Net Assets, End of Period (in thousands)	$9,820	$8,572	$6,985	$8,123	$9,736
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.52%	1.40% (4)	1.34%	1.39%	1.50%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.51%	1.40%	1.33%	1.39%	1.50%
Ratio of Net Investment Income/(Loss)	(0.07)% (2)	0.16% (3)	0.29%	0.09%	(0.10)%
Portfolio Turnover Rate	33%	28%	24%	33%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Global Research Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$118.37	$90.67	$75.58	$110.34	$89.62
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.24 (2)	0.46 (3)	0.50	0.32	0.28
Net realized and unrealized gain/(loss)	21.04	31.57	17.78	(23.65)	23.70
Total from Investment Operations	21.28	32.03	18.28	(23.33)	23.98
Less Dividends and Distributions:
Dividends (from net investment income)	(0.34)	(0.49)	(0.41)	—	—
Distributions (from capital gains)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)
Total Dividends and Distributions	(8.53)	(4.33)	(3.19)	(11.43)	(3.26)
Net Asset Value, End of Period	$131.12	$118.37	$90.67	$75.58	$110.34
Total Return*	18.96%	36.65%	24.76%	(23.66)%	27.23%
Net Assets, End of Period (in thousands)	$23,227	$21,491	$16,766	$14,034	$24,088
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.24%	1.13% (4)	1.07%	1.13%	1.21%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.24%	1.13%	1.06%	1.12%	1.21%
Ratio of Net Investment Income/(Loss)	0.20% (2)	0.44% (3)	0.57%	0.33%	0.27%
Portfolio Turnover Rate	33%	28%	24%	33%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
18 | September 30, 2025

Janus Henderson Global Research Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$116.15	$89.04	$74.35	$108.88	$88.54
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.56 (2)	0.73 (3)	0.73	0.58	0.45
Net realized and unrealized gain/(loss)	20.61	30.96	17.46	(23.25)	23.47
Total from Investment Operations	21.17	31.69	18.19	(22.67)	23.92
Less Dividends and Distributions:
Dividends (from net investment income)	(0.73)	(0.74)	(0.72)	(0.43)	(0.32)
Distributions (from capital gains)	(8.19)	(3.84)	(2.78)	(11.43)	(3.26)
Total Dividends and Distributions	(8.92)	(4.58)	(3.50)	(11.86)	(3.58)
Net Asset Value, End of Period	$128.40	$116.15	$89.04	$74.35	$108.88
Total Return*	19.29%	37.04%	25.10%	(23.45)%	27.55%
Net Assets, End of Period (in thousands)	$1,565,642	$1,398,267	$1,072,375	$916,960	$1,307,732
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.98%	0.87% (4)	0.80%	0.86%	0.97%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.97%	0.86%	0.79%	0.84%	0.96%
Ratio of Net Investment Income/(Loss)	0.48% (2)	0.71% (3)	0.85%	0.62%	0.44%
Portfolio Turnover Rate	33%	28%	24%	33%	25%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.06 and 0.05%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.05 and 0.05%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Global Research Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Global Research Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
20 | September 30, 2025

Janus Henderson Global Research Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended September 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
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Janus Henderson Global Research Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
September 30, 2025.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
22 | September 30, 2025

Janus Henderson Global Research Fund
Notes to Financial Statements
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Foreign Taxes
The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Statement of Operations reflects $2,275,212 of tax reclaims received as well as $179,595 of professional fees due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held
Janus Investment Fund | 23

Janus Henderson Global Research Fund
Notes to Financial Statements
by the Fund during the year ended September 30, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the
24 | September 30, 2025

Janus Henderson Global Research Fund
Notes to Financial Statements
counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt
Janus Investment Fund | 25

Janus Henderson Global Research Fund
Notes to Financial Statements
securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the year, the Fund entered into total return swaps on to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
There were no total return swaps held at September 30, 2025.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund
26 | September 30, 2025

Janus Henderson Global Research Fund
Notes to Financial Statements
securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of September 30, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $23,519,421. Gross amounts of recognized liabilities for securities lending (collateral received) as of September 30, 2025 is $24,263,250, resulting in the net amount due to the counterparty of
$743,829.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous
Janus Investment Fund | 27

Janus Henderson Global Research Fund
Notes to Financial Statements
month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.60%, and the Fund’s benchmark index used in the calculation is the MSCI World IndexSM.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±6.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended September 30, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.70%.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.86% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $532,252 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not
28 | September 30, 2025

Janus Henderson Global Research Fund
Notes to Financial Statements
limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2025, the Distributor retained upfront sales charges of $2,540.
Janus Investment Fund | 29

Janus Henderson Global Research Fund
Notes to Financial Statements
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class A Shares paid CDSCs of $9,870 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class C Shares paid CDSCs of $165.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended September 30, 2025, the Fund engaged in cross trades amounting to $24,039,325 in purchases.
30 | September 30, 2025

Janus Henderson Global Research Fund
Notes to Financial Statements
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$22,473,924	$287,074,277	$-	$-	$213,490	$2,081,796,727
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,385,583,378	$2,128,805,669	$(45,482,237)	$2,083,323,432
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$36,308,149	$259,573,101	$-	$-

For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$26,153,173	$126,400,638	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
Janus Investment Fund | 31

Janus Henderson Global Research Fund
Notes to Financial Statements
6. Capital Share Transactions
	Year ended September 30, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	78,622	$9,176,686	94,523	$10,410,794
Reinvested dividends and distributions	18,748	2,154,370	8,357	771,282
Shares repurchased	(131,208)	(15,802,116)	(28,173)	(3,003,953)
Net Increase/(Decrease)	(33,838)	$(4,471,060)	74,707	$8,178,123
Class C Shares:
Shares sold	13,885	$1,568,462	6,568	$629,345
Reinvested dividends and distributions	1,551	169,891	1,130	100,092
Shares repurchased	(8,574)	(939,101)	(14,681)	(1,465,345)
Net Increase/(Decrease)	6,862	$799,252	(6,983)	$(735,908)
Class D Shares:
Shares sold	450,049	$51,972,250	325,359	$33,390,574
Reinvested dividends and distributions	1,404,160	158,599,851	909,550	82,587,123
Shares repurchased	(1,558,993)	(180,442,495)	(1,364,014)	(140,513,936)
Net Increase/(Decrease)	295,216	$30,129,606	(129,105)	$(24,536,239)
Class I Shares:
Shares sold	707,110	$83,570,921	415,654	$44,198,525
Reinvested dividends and distributions	116,607	13,458,778	65,293	6,049,432
Shares repurchased	(332,684)	(39,335,569)	(258,182)	(27,238,533)
Net Increase/(Decrease)	491,033	$57,694,130	222,765	$23,009,424
Class N Shares:
Shares sold	491,590	$55,118,529	131,545	$13,703,478
Reinvested dividends and distributions	29,201	3,288,610	21,657	1,961,468
Shares repurchased	(78,535)	(9,095,999)	(228,223)	(24,679,173)
Net Increase/(Decrease)	442,256	$49,311,140	(75,021)	$(9,014,227)
Class R Shares:
Shares sold	20,956	$2,513,162	15,952	$1,678,692
Reinvested dividends and distributions	4,627	523,606	3,271	297,358
Shares repurchased	(22,948)	(2,654,609)	(23,964)	(2,443,216)
Net Increase/(Decrease)	2,635	$382,159	(4,741)	$(467,166)
Class S Shares:
Shares sold	40,021	$4,750,652	31,694	$3,349,670
Reinvested dividends and distributions	13,315	1,537,270	8,448	782,565
Shares repurchased	(57,750)	(6,750,792)	(43,505)	(4,525,338)
Net Increase/(Decrease)	(4,414)	$(462,870)	(3,363)	$(393,103)
Class T Shares:
Shares sold	872,311	$101,429,863	953,482	$98,930,138
Reinvested dividends and distributions	922,847	104,106,341	594,299	53,891,005
Shares repurchased	(1,639,952)	(188,598,717)	(1,552,571)	(158,994,341)
Net Increase/(Decrease)	155,206	$16,937,487	(4,790)	$(6,173,198)
7. Purchases and Sales of Investment Securities
For the year ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,343,917,696	$1,445,011,166	$-	$-
32 | September 30, 2025

Janus Henderson Global Research Fund
Notes to Financial Statements
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 33

Janus Henderson Global Research Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Global Research Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Global Research Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
34 | September 30, 2025

Janus Henderson Global Research Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2025:
Section 163(j) Interest Dividend	1%
Capital Gain Distributions	$259,573,101
Dividends Received Deduction Percentage	100%
Qualified Dividend Income Percentage	100%
Janus Investment Fund | 35

Janus Henderson Global Research Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Global Research Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
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Janus Henderson Global Research Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
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Janus Henderson Global Research Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Janus Henderson Global Research Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
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Janus Henderson Global Research Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Research Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Research Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Global Research Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
44 | September 30, 2025

Janus Henderson Global Research Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 45

Janus Henderson Global Research Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
46 | September 30, 2025

Janus Henderson Global Research Fund
Notes
Janus Investment Fund | 47

Janus Henderson Global Research Fund
Notes
48 | September 30, 2025

Janus Henderson Global Research Fund
Notes
Janus Investment Fund | 49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93045 11-25

ANNUAL FINANCIAL STATEMENTS

September 30, 2025
Janus Henderson Global Select Fund
Janus Investment Fund

Janus Henderson Global Select Fund

Janus Henderson Global Select Fund
Schedule of Investments
September 30, 2025

	Shares	Value
Common Stocks – 98.8%
Aerospace & Defense – 5.9%
BAE Systems PLC	4,499,606	$124,664,917
Boeing Co*	144,762	31,243,983
Rheinmetall AG	12,091	28,142,589
		184,051,489
Airlines – 1.1%
Ryanair Holdings PLC	1,226,722	35,882,843
Banks – 6.4%
Banco Bilbao Vizcaya Argentaria SA	2,622,887	50,454,037
Erste Group Bank AG	769,208	75,184,815
HDFC Bank Ltd	4,025,922	43,135,956
Resona Holdings Inc	3,106,400	31,626,248
		200,401,056
Beverages – 1.2%
Monster Beverage Corp*	541,089	36,420,701
Biotechnology – 2.8%
Argenx SE (ADR)*	56,275	41,506,189
Ascendis Pharma A/S (ADR)*	133,447	26,530,598
Vaxcyte Inc*	515,385	18,564,168
		86,600,955
Capital Markets – 0.9%
St James's Place PLC	1,676,539	28,668,703
Chemicals – 2.0%
Linde PLC	132,041	62,719,475
Commercial Services & Supplies – 1.1%
Rentokil Initial PLC	6,968,991	35,210,758
Diversified Financial Services – 1.4%
Mastercard Inc - Class A	75,677	43,045,834
Electrical Equipment – 1.5%
Contemporary Amperex Technology Co Ltd - Class A	820,976	46,367,189
Electronic Equipment, Instruments & Components – 2.0%
Hexagon AB - Class B	5,125,630	61,514,641
Entertainment – 3.2%
Liberty Media Corp-Liberty Formula One - Series C*	459,773	48,023,290
Spotify Technology SA*	72,624	50,691,552
		98,714,842
Hotels, Restaurants & Leisure – 0.7%
Booking Holdings Inc	4,191	22,628,341
Household Durables – 1.7%
Lennar Corp	430,322	54,237,785
Independent Power and Renewable Electricity Producers – 1.1%
Vistra Corp	181,799	35,618,060
Industrial Conglomerates – 1.0%
3M Co	198,893	30,864,216
Insurance – 9.6%
AIA Group Ltd	6,020,200	57,706,907
Arthur J Gallagher & Co	274,451	85,008,453
Dai-ichi Life Holdings Inc	8,266,600	65,038,776
Progressive Corp/The	372,097	91,889,354
		299,643,490
Interactive Media & Services – 5.0%
Meta Platforms Inc - Class A	149,798	110,008,655
Tencent Holdings Ltd	552,500	47,072,187
		157,080,842
Machinery – 1.9%
Deere & Co	130,371	59,613,443
Metals & Mining – 2.4%
Teck Resources Ltd	1,729,489	75,878,766
Multiline Retail – 4.5%
Amazon.com Inc*	645,319	141,692,693
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Select Fund
Schedule of Investments
September 30, 2025
	Shares	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 3.5%
Canadian Natural Resources Ltd	2,021,097	$64,594,260
Marathon Petroleum Corp	238,687	46,004,532
		110,598,792
Personal Products – 2.4%
Unilever PLC	1,292,317	76,380,324
Pharmaceuticals – 3.3%
AstraZeneca PLC	264,801	40,443,242
Eli Lilly & Co	82,243	62,751,409
		103,194,651
Semiconductor & Semiconductor Equipment – 12.9%
ASML Holding NV	78,558	76,581,382
NVIDIA Corp	882,701	164,694,353
Taiwan Semiconductor Manufacturing Co Ltd	3,780,000	164,500,428
		405,776,163
Software – 7.9%
Microsoft Corp	353,560	183,126,402
SAP SE	97,029	26,009,366
Synopsys Inc*	77,860	38,415,346
		247,551,114
Specialty Retail – 2.5%
TJX Cos Inc	542,488	78,411,216
Textiles, Apparel & Luxury Goods – 2.9%
LVMH Moet Hennessy Louis Vuitton SE	73,336	44,867,445
Samsonite International SAž	21,524,700	46,149,673
		91,017,118
Trading Companies & Distributors – 3.4%
Ferguson Enterprises Inc	481,423	108,117,977
Wireless Telecommunication Services – 2.6%
T-Mobile US Inc	341,353	81,713,081
Total Common Stocks (cost $2,065,309,336)		3,099,616,558
Private Placements – 0%
Software – 0%
Magic Leap Inc - Class A private equity common shares*,¢,§ (cost $9,254,547)	19,041	0
Investment Companies – 1.3%
Money Markets – 1.3%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $42,218,438)	42,209,996	42,218,438
Total Investments (total cost $2,116,782,321) – 100.1%		3,141,834,996
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(2,958,705)
Net Assets – 100%		$3,138,876,291
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2025

Janus Henderson Global Select Fund
Schedule of Investments
September 30, 2025

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,677,031,205	53.4%
United Kingdom	305,367,944	9.7
Taiwan	164,500,428	5.2
Canada	140,473,026	4.5
Sweden	112,206,193	3.6
Hong Kong	103,856,580	3.3
Japan	96,665,024	3.1
China	93,439,376	3.0
Netherlands	76,581,382	2.4
Austria	75,184,815	2.4
Germany	54,151,955	1.7
Spain	50,454,037	1.6
France	44,867,445	1.4
India	43,135,956	1.4
Belgium	41,506,189	1.3
Ireland	35,882,843	1.1
Denmark	26,530,598	0.9
Total	$3,141,834,996	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 1.3%
Money Markets - 1.3%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$57,391,966	$589,814,234	$(604,987,815)	$1,196	$(1,143)	$42,218,438	42,209,996	$2,289,099
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	-	180,837,804	(180,837,804)	-	-	-	-	35,262 ∆
Total Affiliated Investments - 1.3%
	$57,391,966	$770,652,038	$(785,825,619)	$1,196	$(1,143)	$42,218,438	42,209,996	$2,324,361
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended September 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$2,191,930
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Select Fund
Schedule of Investments
September 30, 2025

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$2,950,716
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended September 30, 2025
Total return swaps:
Average notional amount	$13,874,294
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | September 30, 2025

Janus Henderson Global Select Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended September 30, 2025 is $46,149,673, which represents 1.5% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended September 30, 2025 is $0, which represents 0.0% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of September 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Magic Leap Inc - Class A private equity common shares	10/5/17	$9,254,547	$0	0.0%
The Fund has registration rights for certain restricted securities held as of September 30, 2025. The issuer incurs all registration costs.
Janus Investment Fund | 5

Janus Henderson Global Select Fund
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$31,243,983	$152,807,506	$-
Airlines	-	35,882,843	-
Banks	-	200,401,056	-
Capital Markets	-	28,668,703	-
Commercial Services & Supplies	-	35,210,758	-
Electrical Equipment	-	46,367,189	-
Electronic Equipment, Instruments & Components	-	61,514,641	-
Insurance	176,897,807	122,745,683	-
Interactive Media & Services	110,008,655	47,072,187	-
Personal Products	-	76,380,324	-
Pharmaceuticals	62,751,409	40,443,242	-
Semiconductor & Semiconductor Equipment	164,694,353	241,081,810	-
Software	221,541,748	26,009,366	-
Textiles, Apparel & Luxury Goods	-	91,017,118	-
All Other	1,126,876,177	-	-
Private Placements	-	-	0
Investment Companies	-	42,218,438	-
Total Assets	$1,894,014,132	$1,247,820,864	$0
6  | September 30, 2025

Janus Henderson Global Select Fund
Statement of Assets and Liabilities
September 30, 2025

Assets:
Unaffiliated investments, at value (cost $2,074,563,883)	$3,099,616,558
Affiliated investments, at value (cost $42,218,438)	42,218,438
Cash	90,582
Cash denominated in foreign currency (cost $16)	16
Trustees' deferred compensation	89,992
Receivables:
Dividends	3,354,337
Foreign tax reclaims	1,334,682
Fund shares sold	858,928
Dividends from affiliates	88,228
Other assets	151,023
Total Assets	3,147,802,784
Liabilities:
Payables:
Foreign tax liability	5,134,673
Advisory fees	1,623,973
Fund shares repurchased	1,297,254
Transfer agent fees and expenses	406,378
Trustees' deferred compensation fees	89,992
Professional fees	79,974
Custodian fees	23,390
Trustees' fees and expenses	14,343
Affiliated fund administration fees payable	6,344
12b-1 Distribution and shareholder servicing fees	3,999
Accrued expenses and other payables	246,173
Total Liabilities	8,926,493
Commitments and contingent liabilities (Note 4)
Net Assets	$3,138,876,291
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Select Fund
Statement of Assets and Liabilities
September 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,817,962,833
Total distributable earnings (loss) (includes $5,134,673 of foreign capital gains tax)	1,320,913,458
Total Net Assets	$3,138,876,291
Net Assets - Class A Shares	$11,747,583
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	550,304
Net Asset Value Per Share(1)	$21.35
Maximum Offering Price Per Share(2)	$22.65
Net Assets - Class C Shares	$1,398,257
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	70,458
Net Asset Value Per Share(1)	$19.85
Net Assets - Class D Shares	$2,251,112,062
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	106,276,900
Net Asset Value Per Share	$21.18
Net Assets - Class I Shares	$128,126,603
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	6,026,133
Net Asset Value Per Share	$21.26
Net Assets - Class N Shares	$35,479,407
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,672,225
Net Asset Value Per Share	$21.22
Net Assets - Class R Shares	$1,427,585
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	68,784
Net Asset Value Per Share	$20.75
Net Assets - Class S Shares	$285,716
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	13,368
Net Asset Value Per Share	$21.37
Net Assets - Class T Shares	$709,299,078
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	33,404,099
Net Asset Value Per Share	$21.23

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
8  | September 30, 2025

Janus Henderson Global Select Fund
Statement of Operations
For the year ended September 30, 2025

Investment Income:
Dividends	$40,357,172
Dividends from affiliates	2,289,099
Affiliated securities lending income, net	35,262
Unaffiliated securities lending income, net	8,408
Other income	35,335
Foreign tax withheld	(1,674,540)
Total Investment Income	41,050,736
Expenses:
Advisory fees	18,457,891
12b-1 Distribution and shareholder servicing fees:
Class A Shares	26,854
Class C Shares	9,737
Class R Shares	2,980
Class S Shares	590
Transfer agent administrative fees and expenses:
Class D Shares	2,263,119
Class R Shares	1,490
Class S Shares	591
Class T Shares	1,625,561
Transfer agent networking and omnibus fees:
Class A Shares	5,696
Class C Shares	846
Class I Shares	127,815
Other transfer agent fees and expenses:
Class A Shares	610
Class C Shares	55
Class D Shares	351,921
Class I Shares	3,494
Class N Shares	1,866
Class R Shares	36
Class S Shares	14
Class T Shares	7,189
Shareholder reports expense	386,069
Professional fees	287,111
Registration fees	188,975
Custodian fees	171,953
Affiliated fund administration fees	86,851
Trustees' fees and expenses	54,785
Other expenses	278,525
Total Expenses	24,342,624
Less: Excess Expense Reimbursement and Waivers	(112,430)
Net Expenses	24,230,194
Net Investment Income/(Loss)	16,820,542
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Select Fund
Statement of Operations
For the year ended September 30, 2025
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions (net of foreign taxes of $17)	$356,309,996
Investments in affiliates	1,196
Swap contracts	2,191,930
Total Net Realized Gain/(Loss) on Investments	358,503,122
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation (net of increase in deferred foreign taxes of $4,499,524)	45,028,482
Investments in affiliates	(1,143)
Swap contracts	2,950,716
Total Change in Unrealized Net Appreciation/Depreciation	47,978,055
Net Increase/(Decrease) in Net Assets Resulting from Operations	$423,301,719
See Notes to Financial Statements.
10 | September 30, 2025

Janus Henderson Global Select Fund
Statements of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$16,820,542	$28,803,796
Net realized gain/(loss) on investments	358,503,122	184,997,706
Change in unrealized net appreciation/depreciation	47,978,055	529,811,541
Net Increase/(Decrease) in Net Assets Resulting from Operations	423,301,719	743,613,043
Dividends and Distributions to Shareholders:
Class A Shares	(1,000,489)	(624,764)
Class C Shares	(82,343)	(57,837)
Class D Shares	(191,598,506)	(145,264,462)
Class I Shares	(9,065,981)	(4,733,384)
Class N Shares	(5,000,839)	(4,233,946)
Class R Shares	(36,729)	(12,599)
Class S Shares	(23,353)	(12,565)
Class T Shares	(59,901,072)	(44,803,657)
Net Decrease from Dividends and Distributions to Shareholders	(266,709,312)	(199,743,214)
Capital Share Transactions:
Class A Shares	(93,152)	2,323,182
Class C Shares	407,146	67,189
Class D Shares	49,872,178	20,788,840
Class I Shares	16,162,981	36,187,507
Class N Shares	(23,063,485)	1,963,927
Class R Shares	983,183	183,012
Class S Shares	15,691	72,585
Class T Shares	14,790,306	15,986,315
Net Increase/(Decrease) from Capital Share Transactions	59,074,848	77,572,557
Net Increase/(Decrease) in Net Assets	215,667,255	621,442,386
Net Assets:
Beginning of period	2,923,209,036	2,301,766,650
End of period	$3,138,876,291	$2,923,209,036
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Select Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.30	$16.62	$14.17	$19.70	$15.56
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.08	0.18 (2)	0.16	0.14	0.10
Net realized and unrealized gain/(loss)	2.81	4.93	2.69	(3.38)	4.91
Total from Investment Operations	2.89	5.11	2.85	(3.24)	5.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.16)	(0.11)	(0.10)	(0.12)
Distributions (from capital gains)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)
Total Dividends and Distributions	(1.84)	(1.43)	(0.40)	(2.29)	(0.87)
Net Asset Value, End of Period	$21.35	$20.30	$16.62	$14.17	$19.70
Total Return*	15.25%	32.99%	20.26%	(18.45)%	32.96%
Net Assets, End of Period (in thousands)	$11,748	$11,383	$7,207	$5,582	$7,039
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.01%	1.02% (3)	1.04%	1.04%	1.03%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.01%	1.02%	1.04%	1.04%	1.03%
Ratio of Net Investment Income/(Loss)	0.39%	0.95% (2)	0.95%	0.83%	0.56%
Portfolio Turnover Rate	48%	36%	46%	56%	37%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
12 | September 30, 2025

Janus Henderson Global Select Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.03	$15.65	$13.42	$18.82	$14.92
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.09)	0.02 (2)	0.01	— (3)	(0.06)
Net realized and unrealized gain/(loss)	2.62	4.66	2.56	(3.21)	4.71
Total from Investment Operations	2.53	4.68	2.57	(3.21)	4.65
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.03)	(0.05)	—	—
Distributions (from capital gains)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)
Total Dividends and Distributions	(1.71)	(1.30)	(0.34)	(2.19)	(0.75)
Net Asset Value, End of Period	$19.85	$19.03	$15.65	$13.42	$18.82
Total Return*	14.23%	31.98%	19.24%	(19.14)%	31.84%
Net Assets, End of Period (in thousands)	$1,398	$922	$721	$564	$586
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.09%	2.06% (4)	2.10%	2.16%	2.14%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.91%	1.74%	1.93%	1.87%	1.88%
Ratio of Net Investment Income/(Loss)	(0.50)%	0.10% (2)	0.07%	0.02%	(0.33)%
Portfolio Turnover Rate	48%	36%	46%	56%	37%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)	Less than $0.005 on a per share basis.
(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Select Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.16	$16.51	$14.09	$19.60	$15.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.12	0.20 (2)	0.19	0.18	0.14
Net realized and unrealized gain/(loss)	2.78	4.90	2.67	(3.36)	4.88
Total from Investment Operations	2.90	5.10	2.86	(3.18)	5.02
Less Dividends and Distributions:
Dividends (from net investment income)	(0.22)	(0.18)	(0.15)	(0.14)	(0.14)
Distributions (from capital gains)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)
Total Dividends and Distributions	(1.88)	(1.45)	(0.44)	(2.33)	(0.89)
Net Asset Value, End of Period	$21.18	$20.16	$16.51	$14.09	$19.60
Total Return*	15.44%	33.23%	20.49%	(18.25)%	33.28%
Net Assets, End of Period (in thousands)	$2,251,112	$2,087,821	$1,673,253	$1,459,358	$1,876,374
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.82%	0.82% (3)	0.83%	0.82%	0.82%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.82%	0.82%	0.83%	0.82%	0.82%
Ratio of Net Investment Income/(Loss)	0.60%	1.10% (2)	1.18%	1.04%	0.77%
Portfolio Turnover Rate	48%	36%	46%	56%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
14 | September 30, 2025

Janus Henderson Global Select Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.23	$16.57	$14.15	$19.68	$15.53
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.21 (2)	0.20	0.19	0.16
Net realized and unrealized gain/(loss)	2.79	4.91	2.68	(3.38)	4.89
Total from Investment Operations	2.92	5.12	2.88	(3.19)	5.05
Less Dividends and Distributions:
Dividends (from net investment income)	(0.23)	(0.19)	(0.17)	(0.15)	(0.15)
Distributions (from capital gains)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)
Total Dividends and Distributions	(1.89)	(1.46)	(0.46)	(2.34)	(0.90)
Net Asset Value, End of Period	$21.26	$20.23	$16.57	$14.15	$19.68
Total Return*	15.49%	33.20%	20.55%	(18.23)%	33.31%
Net Assets, End of Period (in thousands)	$128,127	$103,842	$53,550	$24,004	$22,347
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.80%	0.80% (3)	0.80%	0.77%	0.77%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.80%	0.80%	0.80%	0.77%	0.77%
Ratio of Net Investment Income/(Loss)	0.65%	1.12% (2)	1.24%	1.12%	0.83%
Portfolio Turnover Rate	48%	36%	46%	56%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Select Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.20	$16.53	$14.11	$19.64	$15.50
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.13	0.24 (2)	0.21	0.20	0.17
Net realized and unrealized gain/(loss)	2.80	4.90	2.68	(3.37)	4.88
Total from Investment Operations	2.93	5.14	2.89	(3.17)	5.05
Less Dividends and Distributions:
Dividends (from net investment income)	(0.25)	(0.20)	(0.18)	(0.17)	(0.16)
Distributions (from capital gains)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)
Total Dividends and Distributions	(1.91)	(1.47)	(0.47)	(2.36)	(0.91)
Net Asset Value, End of Period	$21.22	$20.20	$16.53	$14.11	$19.64
Total Return*	15.60%	33.47%	20.69%	(18.21)%	33.41%
Net Assets, End of Period (in thousands)	$35,479	$58,735	$44,845	$21,395	$26,130
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.69%	0.68% (3)	0.69%	0.69%	0.68%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.68%	0.69%	0.69%	0.68%
Ratio of Net Investment Income/(Loss)	0.65%	1.32% (2)	1.26%	1.18%	0.90%
Portfolio Turnover Rate	48%	36%	46%	56%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
16 | September 30, 2025

Janus Henderson Global Select Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.83	$16.28	$13.88	$19.36	$15.29
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)	0.08 (2)	0.07	0.05	— (3)
Net realized and unrealized gain/(loss)	2.73	4.82	2.64	(3.31)	4.82
Total from Investment Operations	2.71	4.90	2.71	(3.26)	4.82
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.08)	(0.02)	(0.03)	—
Distributions (from capital gains)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)
Total Dividends and Distributions	(1.79)	(1.35)	(0.31)	(2.22)	(0.75)
Net Asset Value, End of Period	$20.75	$19.83	$16.28	$13.88	$19.36
Total Return*	14.63%	32.22%	19.62%	(18.89)%	32.19%
Net Assets, End of Period (in thousands)	$1,428	$376	$147	$120	$123
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.95%	2.98% (4)	3.49%	3.67%	3.94%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.54%	1.56%	1.58%	1.62%	1.60%
Ratio of Net Investment Income/(Loss)	(0.10)%	0.44% (2)	0.44%	0.27%	(0.02)%
Portfolio Turnover Rate	48%	36%	46%	56%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)	Less than $0.005 on a per share basis.
(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Global Select Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.33	$16.63	$14.21	$19.71	$15.57
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.01	0.12 (2)	0.13	0.08	0.03
Net realized and unrealized gain/(loss)	2.82	4.94	2.69	(3.39)	4.93
Total from Investment Operations	2.83	5.06	2.82	(3.31)	4.96
Less Dividends and Distributions:
Dividends (from net investment income)	(0.13)	(0.09)	(0.11)	—	(0.07)
Distributions (from capital gains)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)
Total Dividends and Distributions	(1.79)	(1.36)	(0.40)	(2.19)	(0.82)
Net Asset Value, End of Period	$21.37	$20.33	$16.63	$14.21	$19.71
Total Return*	14.89%	32.56%	19.96%	(18.75)%	32.57%
Net Assets, End of Period (in thousands)	$286	$266	$154	$82	$139
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.45%	2.75% (3)	2.88%	3.97%	2.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.29%	1.29%	1.32%	1.37%	1.36%
Ratio of Net Investment Income/(Loss)	0.04%	0.64% (2)	0.76%	0.42%	0.16%
Portfolio Turnover Rate	48%	36%	46%	56%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
18 | September 30, 2025

Janus Henderson Global Select Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.20	$16.55	$14.11	$19.63	$15.50
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.10	0.19 (2)	0.18	0.17	0.13
Net realized and unrealized gain/(loss)	2.79	4.90	2.68	(3.37)	4.88
Total from Investment Operations	2.89	5.09	2.86	(3.20)	5.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.20)	(0.17)	(0.13)	(0.13)	(0.13)
Distributions (from capital gains)	(1.66)	(1.27)	(0.29)	(2.19)	(0.75)
Total Dividends and Distributions	(1.86)	(1.44)	(0.42)	(2.32)	(0.88)
Net Asset Value, End of Period	$21.23	$20.20	$16.55	$14.11	$19.63
Total Return*	15.34%	33.06%	20.46%	(18.36)%	33.15%
Net Assets, End of Period (in thousands)	$709,299	$659,864	$521,890	$450,713	$587,159
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.93%	0.93% (3)	0.93%	0.92%	0.92%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.91%	0.91%	0.91%	0.91%
Ratio of Net Investment Income/(Loss)	0.51%	1.01% (2)	1.10%	0.96%	0.68%
Portfolio Turnover Rate	48%	36%	46%	56%	37%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received in April and August 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.01 and 0.06%, respectively.

(3)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received in April and August 2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Global Select Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Global Select Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940
Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
20 | September 30, 2025

Janus Henderson Global Select Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended September 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
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Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
September 30, 2025.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
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Janus Henderson Global Select Fund
Notes to Financial Statements
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended September 30, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.
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Notes to Financial Statements
The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded
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Janus Henderson Global Select Fund
Notes to Financial Statements
derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the year, the Fund entered into total return swaps on equity securities to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract
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Janus Henderson Global Select Fund
Notes to Financial Statements
and, in some cases, dividends paid on the securities.
There were no total return swaps held at September 30, 2025.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
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Janus Henderson Global Select Fund
Notes to Financial Statements
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other
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Janus Henderson Global Select Fund
Notes to Financial Statements
affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of September 30, 2025.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.81% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $532,252 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
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Janus Henderson Global Select Fund
Notes to Financial Statements
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2025, the Distributor retained upfront sales charges of $4,990.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class A Shares paid CDSCs of $3 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class C Shares paid CDSCs of $488.
Janus Investment Fund | 29

Janus Henderson Global Select Fund
Notes to Financial Statements
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$14,549,515	$286,904,971	$-	$-	$57,280	$1,019,401,692
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,117,298,631	$1,050,997,654	$(26,461,289)	$1,024,536,365
30 | September 30, 2025

Janus Henderson Global Select Fund
Notes to Financial Statements
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$57,719,510	$208,989,802	$-	$-

For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$33,509,954	$166,233,260	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $9,260,454, including $8,809,553 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
Janus Investment Fund | 31

Janus Henderson Global Select Fund
Notes to Financial Statements
6. Capital Share Transactions
	Year ended September 30, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	114,738	$2,244,676	161,121	$3,051,225
Reinvested dividends and distributions	49,206	941,310	36,258	582,300
Shares repurchased	(174,392)	(3,279,138)	(70,152)	(1,310,343)
Net Increase/(Decrease)	(10,448)	$(93,152)	127,227	$2,323,182
Class C Shares:
Shares sold	35,091	$644,546	21,773	$404,431
Reinvested dividends and distributions	4,598	82,343	3,815	57,837
Shares repurchased	(17,685)	(319,743)	(23,226)	(395,079)
Net Increase/(Decrease)	22,004	$407,146	2,362	$67,189
Class D Shares:
Shares sold	1,604,578	$30,406,848	1,632,858	$30,319,916
Reinvested dividends and distributions	9,786,732	185,458,561	8,834,395	140,643,569
Shares repurchased	(8,678,116)	(165,993,231)	(8,244,013)	(150,174,645)
Net Increase/(Decrease)	2,713,194	$49,872,178	2,223,240	$20,788,840
Class I Shares:
Shares sold	2,869,444	$54,484,004	3,169,664	$60,339,414
Reinvested dividends and distributions	472,060	8,978,587	292,466	4,673,610
Shares repurchased	(2,447,287)	(47,299,610)	(1,562,497)	(28,825,517)
Net Increase/(Decrease)	894,217	$16,162,981	1,899,633	$36,187,507
Class N Shares:
Shares sold	387,285	$7,457,618	1,394,075	$25,832,941
Reinvested dividends and distributions	263,716	5,000,059	265,784	4,233,946
Shares repurchased	(1,886,953)	(35,521,162)	(1,463,879)	(28,102,960)
Net Increase/(Decrease)	(1,235,952)	$(23,063,485)	195,980	$1,963,927
Class R Shares:
Shares sold	50,629	$997,163	17,967	$330,191
Reinvested dividends and distributions	1,955	36,518	790	12,452
Shares repurchased	(2,768)	(50,498)	(8,836)	(159,631)
Net Increase/(Decrease)	49,816	$983,183	9,921	$183,012
Class S Shares:
Shares sold	6,892	$142,681	4,316	$85,063
Reinvested dividends and distributions	820	15,743	780	12,565
Shares repurchased	(7,412)	(142,733)	(1,263)	(25,043)
Net Increase/(Decrease)	300	$15,691	3,833	$72,585
Class T Shares:
Shares sold	2,598,449	$50,340,115	2,718,162	$50,630,701
Reinvested dividends and distributions	3,080,109	58,552,881	2,739,450	43,749,009
Shares repurchased	(4,937,736)	(94,102,690)	(4,335,040)	(78,393,395)
Net Increase/(Decrease)	740,822	$14,790,306	1,122,572	$15,986,315
7. Purchases and Sales of Investment Securities
For the year ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,369,479,129	$1,531,170,926	$-	$-
32 | September 30, 2025

Janus Henderson Global Select Fund
Notes to Financial Statements
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 33

Janus Henderson Global Select Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Global Select Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Global Select Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
34 | September 30, 2025

Janus Henderson Global Select Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2025:
Section 163(j) Interest Dividend	8%
Capital Gain Distributions	$217,799,355
Dividends Received Deduction Percentage	62%
Qualified Dividend Income Percentage	96%
Janus Investment Fund | 35

Janus Henderson Global Select Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
36 | September 30, 2025

Janus Henderson Global Select Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Janus Investment Fund | 37

Janus Henderson Global Select Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
38 | September 30, 2025

Janus Henderson Global Select Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 39

Janus Henderson Global Select Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
40 | September 30, 2025

Janus Henderson Global Select Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 41

Janus Henderson Global Select Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Global Select Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 43

Janus Henderson Global Select Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
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Janus Henderson Global Select Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 45

Janus Henderson Global Select Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
46 | September 30, 2025

Janus Henderson Global Select Fund
Notes
Janus Investment Fund | 47

Janus Henderson Global Select Fund
Notes
48 | September 30, 2025

Janus Henderson Global Select Fund
Notes
Janus Investment Fund | 49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93046 11-25

ANNUAL FINANCIAL STATEMENTS

September 30, 2025
Janus Henderson Global Sustainable Equity Fund
Janus Investment Fund

Janus Henderson Global Sustainable Equity Fund

Janus Henderson Global Sustainable Equity Fund
Schedule of Investments
September 30, 2025

	Shares	Value
Common Stocks – 98.7%
Auto Components – 1.7%
Aptive PLC*	11,631	$1,002,825
Banks – 1.5%
HDFC Bank Ltd (ADR)	25,868	883,651
Biotechnology – 2.8%
Argenx SE (ADR)*	1,508	1,112,240
Vertex Pharmaceuticals Inc*	1,204	471,535
		1,583,775
Building Products – 3.7%
Advanced Drainage Systems Inc	4,742	657,715
Cie de Saint-Gobain	13,225	1,440,558
		2,098,273
Capital Markets – 3.2%
Intercontinental Exchange Inc	6,576	1,107,924
S&P Global Inc	1,501	730,552
		1,838,476
Commercial Services & Supplies – 0.9%
Tetra Tech Inc	15,544	518,859
Construction & Engineering – 3.0%
APi Group Corp*	25,322	870,317
Stantec Inc	7,960	858,582
		1,728,899
Diversified Financial Services – 3.3%
Mastercard Inc - Class A	2,424	1,378,795
Walker & Dunlop Inc	5,867	490,599
		1,869,394
Electrical Equipment – 9.9%
Hubbell Inc	2,006	863,202
Legrand SA	4,867	811,768
NEXTracker Inc - Class A*	6,230	460,958
Prysmian SpA	18,688	1,866,398
Schneider Electric SE	5,908	1,667,649
		5,669,975
Electronic Equipment, Instruments & Components – 4.9%
Keyence Corp	1,400	521,317
Keysight Technologies Inc*	4,888	855,009
TE Connectivity PLC	6,419	1,409,163
		2,785,489
Entertainment – 4.7%
Nintendo Co Ltd	7,500	642,563
Spotify Technology SA*	2,896	2,021,408
		2,663,971
Food Products – 0.2%
McCormick & Co Inc/MD	2,038	136,363
Health Care Providers & Services – 3.4%
McKesson Corp	2,498	1,929,805
Independent Power and Renewable Electricity Producers – 1.2%
Boralex Inc - Class A	34,482	673,285
Insurance – 11.6%
AIA Group Ltd	184,000	1,763,741
Arthur J Gallagher & Co	5,704	1,766,757
Intact Financial Corp	5,354	1,041,827
Marsh & McLennan Cos Inc	3,584	722,284
Progressive Corp/The	5,351	1,321,429
		6,616,038
Leisure Products – 0.5%
Shimano Inc	2,500	284,084
Machinery – 4.4%
Knorr-Bremse AG	7,478	702,157
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Global Sustainable Equity Fund
Schedule of Investments
September 30, 2025
	Shares	Value
Common Stocks – (continued)
Machinery – (continued)
Wabtec Corp	3,557	$713,072
Xylem Inc/NY	7,511	1,107,872
		2,523,101
Pharmaceuticals – 1.6%
Eli Lilly & Co	1,190	907,970
Professional Services – 3.7%
Experian PLC	26,780	1,348,502
Wolters Kluwer NV	5,484	748,513
		2,097,015
Road & Rail – 2.4%
Uber Technologies Inc*	14,192	1,390,390
Semiconductor & Semiconductor Equipment – 13.9%
ASML Holding NV	350	341,194
Disco Corp	900	282,752
Infineon Technologies AG	14,785	577,011
KLA Corp	722	778,749
NVIDIA Corp	21,196	3,954,750
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	7,326	2,046,078
		7,980,534
Software – 12.8%
Autodesk Inc*	3,728	1,184,274
Cadence Design Systems Inc*	3,128	1,098,741
Fair Isaac Corp*	163	243,934
Microsoft Corp	7,548	3,909,487
SAP SE	3,269	876,281
		7,312,717
Specialty Retail – 1.3%
Home Depot Inc	1,813	734,609
Trading Companies & Distributors – 1.1%
Core & Main Inc - Class A*	11,993	645,583
Wireless Telecommunication Services – 1.0%
T-Mobile US Inc	2,429	581,454
Total Common Stocks (cost $43,455,060)		56,456,535
Investment Companies – 1.4%
Money Markets – 1.4%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $833,846)	833,679	833,846
Total Investments (total cost $44,288,906) – 100.1%		57,290,381
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(72,643)
Net Assets – 100%		$57,217,738
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2025

Janus Henderson Global Sustainable Equity Fund
Schedule of Investments
September 30, 2025

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$33,369,659	58.2%
France	3,919,975	6.8
Canada	2,573,694	4.5
Germany	2,155,449	3.8
Taiwan	2,046,078	3.6
Sweden	2,021,408	3.5
Italy	1,866,398	3.3
Hong Kong	1,763,741	3.1
Japan	1,730,716	3.0
Ireland	1,409,163	2.5
United Kingdom	1,348,502	2.4
Belgium	1,112,240	1.9
Netherlands	1,089,707	1.9
India	883,651	1.5
Total	$57,290,381	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$541,362	$27,684,769	$(27,392,281)	$(4)	$-	$833,846	833,679	$54,715
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Global Sustainable Equity Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Building Products	$657,715	$1,440,558	$-
Electrical Equipment	1,324,160	4,345,815	-
Electronic Equipment, Instruments & Components	2,264,172	521,317	-
Entertainment	2,021,408	642,563	-
Insurance	4,852,297	1,763,741	-
Leisure Products	-	284,084	-
Machinery	1,820,944	702,157	-
Professional Services	-	2,097,015	-
Semiconductor & Semiconductor Equipment	6,779,577	1,200,957	-
Software	6,436,436	876,281	-
All Other	16,425,338	-	-
Investment Companies	-	833,846	-
Total Assets	$42,582,047	$14,708,334	$-
4  | September 30, 2025

Janus Henderson Global Sustainable Equity Fund
Statement of Assets and Liabilities
September 30, 2025

Assets:
Unaffiliated investments, at value (cost $43,455,060)	$56,456,535
Affiliated investments, at value (cost $833,846)	833,846
Cash denominated in foreign currency (cost $4,351)	4,351
Trustees' deferred compensation	1,639
Receivables:
Fund shares sold	130,264
Dividends	12,378
Dividends from affiliates	5,198
Foreign tax reclaims	5,195
Total Assets	57,449,406
Liabilities:
Payables:
Fund shares repurchased	74,713
Professional fees	71,151
Advisory fees	9,138
Transfer agent fees and expenses	4,420
Trustees' deferred compensation fees	1,639
Custodian fees	1,257
12b-1 Distribution and shareholder servicing fees	262
Trustees' fees and expenses	192
Affiliated fund administration fees payable	115
Accrued expenses and other payables	68,781
Total Liabilities	231,668
Commitments and contingent liabilities (Note 3)
Net Assets	$57,217,738
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Sustainable Equity Fund
Statement of Assets and Liabilities
September 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$43,897,229
Total distributable earnings (loss)	13,320,509
Total Net Assets	$57,217,738
Net Assets - Class A Shares	$335,470
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	18,522
Net Asset Value Per Share(1)	$18.11
Maximum Offering Price Per Share(2)	$19.21
Net Assets - Class C Shares	$168,029
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	9,294
Net Asset Value Per Share(1)	$18.08
Net Assets - Class D Shares	$30,631,017
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,683,034
Net Asset Value Per Share	$18.20
Net Assets - Class I Shares	$22,770,957
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,255,273
Net Asset Value Per Share	$18.14
Net Assets - Class N Shares	$2,378,923
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	130,320
Net Asset Value Per Share	$18.25
Net Assets - Class R Shares	$91,729
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,047
Net Asset Value Per Share	$18.17
Net Assets - Class S Shares	$92,651
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,105
Net Asset Value Per Share	$18.15
Net Assets - Class T Shares	$748,962
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	41,213
Net Asset Value Per Share	$18.17

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | September 30, 2025

Janus Henderson Global Sustainable Equity Fund
Statement of Operations
For the year ended September 30, 2025

Investment Income:
Dividends	$398,072
Dividends from affiliates	54,715
Other income	1,245
Foreign tax withheld	(21,353)
Total Investment Income	432,679
Expenses:
Advisory fees	295,062
12b-1 Distribution and shareholder servicing fees:
Class A Shares	793
Class C Shares	605
Class R Shares	85
Class S Shares	2
Transfer agent administrative fees and expenses:
Class D Shares	30,408
Class R Shares	203
Class S Shares	210
Class T Shares	1,664
Transfer agent networking and omnibus fees:
Class A Shares	353
Class C Shares	95
Class I Shares	8,387
Other transfer agent fees and expenses:
Class A Shares	31
Class C Shares	17
Class D Shares	7,557
Class I Shares	372
Class N Shares	154
Class R Shares	9
Class S Shares	7
Class T Shares	37
Registration fees	153,842
Non-affiliated fund administration fees	89,567
Professional fees	62,600
Accounting systems fees	16,997
Shareholder reports expense	11,128
Custodian fees	7,250
Affiliated fund administration fees	1,253
Trustees' fees and expenses	726
Other expenses	20,465
Total Expenses	709,879
Less: Excess Expense Reimbursement and Waivers	(324,686)
Net Expenses	385,193
Net Investment Income/(Loss)	47,486
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	1,353,507
Investments in affiliates	(4)
Total Net Realized Gain/(Loss) on Investments	1,353,503
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	3,416,957
Total Change in Unrealized Net Appreciation/Depreciation	3,416,957
Net Increase/(Decrease) in Net Assets Resulting from Operations	$4,817,946
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Sustainable Equity Fund
Statements of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$47,486	$69,757
Net realized gain/(loss) on investments	1,353,503	1,518,535
Change in unrealized net appreciation/depreciation	3,416,957	7,614,783
Net Increase/(Decrease) in Net Assets Resulting from Operations	4,817,946	9,203,075
Dividends and Distributions to Shareholders:
Class A Shares	—	(286)
Class D Shares	(45,744)	(79,337)
Class I Shares	(4,941)	(7,927)
Class N Shares	(6,324)	(8,229)
Class R Shares	(53)	—
Class S Shares	(133)	(53)
Class T Shares	(423)	(1,439)
Net Decrease from Dividends and Distributions to Shareholders	(57,618)	(97,271)
Capital Share Transactions:
Class A Shares	(44,681)	525
Class C Shares	13,168	609
Class D Shares	(1,102,569)	(1,096,517)
Class I Shares	17,410,932	461,817
Class N Shares	(70,293)	168,985
Class R Shares	5,236	7,784
Class S Shares	133	53
Class T Shares	37,782	(158,407)
Net Increase/(Decrease) from Capital Share Transactions	16,249,708	(615,151)
Net Increase/(Decrease) in Net Assets	21,010,036	8,490,653
Net Assets:
Beginning of period	36,207,702	27,717,049
End of period	$57,217,738	$36,207,702
See Notes to Financial Statements.
8  | September 30, 2025

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.24	$12.21	$10.37	$14.16	$11.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.02)	— (2)	0.04	0.02	0.02
Net realized and unrealized gain/(loss)	1.89	4.04	1.82	(3.67)	3.00
Total from Investment Operations	1.87	4.04	1.86	(3.65)	3.02
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.01)	(0.02)	(0.01)	(0.03)
Distributions (from capital gains)	—	—	—	(0.13)	(0.01)
Total Dividends and Distributions	—	(0.01)	(0.02)	(0.14)	(0.04)
Net Asset Value, End of Period	$18.11	$16.24	$12.21	$10.37	$14.16
Total Return*	11.51%	33.14%	17.98%	(26.05)%	27.05%
Net Assets, End of Period (in thousands)	$335	$346	$259	$182	$181
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.92%	2.99%	3.19%	3.18%	4.43%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.22%	1.23%	1.17%	1.05%	1.06%
Ratio of Net Investment Income/(Loss)	(0.15)%	(0.02)%	0.34%	0.15%	0.12%
Portfolio Turnover Rate	37%	25%	20%	33%	12%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.23	$12.20	$10.39	$14.13	$11.16
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.04)	(0.01)	0.04	0.07	(0.01)
Net realized and unrealized gain/(loss)	1.89	4.04	1.83	(3.68)	3.01
Total from Investment Operations	1.85	4.03	1.87	(3.61)	3.00
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.06)	— (2)	(0.02)
Distributions (from capital gains)	—	—	—	(0.13)	(0.01)
Total Dividends and Distributions	—	—	(0.06)	(0.13)	(0.03)
Net Asset Value, End of Period	$18.08	$16.23	$12.20	$10.39	$14.13
Total Return*	11.40%	33.03%	18.02%	(25.79)%	26.91%
Net Assets, End of Period (in thousands)	$168	$138	$104	$61	$77
Ratios to Average Net Assets:
Ratio of Gross Expenses	4.21%	4.53%	5.48%	5.34%	6.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.35%	1.31%	1.20%	0.59%	1.19%
Ratio of Net Investment Income/(Loss)	(0.26)%	(0.10)%	0.34%	0.57%	(0.04)%
Portfolio Turnover Rate	37%	25%	20%	33%	12%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
10 | September 30, 2025

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.30	$12.26	$10.40	$14.20	$11.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.03	0.06	0.02	0.02
Net realized and unrealized gain/(loss)	1.91	4.05	1.83	(3.68)	3.01
Total from Investment Operations	1.93	4.08	1.89	(3.66)	3.03
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.04)	(0.03)	(0.01)	—
Distributions (from capital gains)	—	—	—	(0.13)	(0.01)
Total Dividends and Distributions	(0.03)	(0.04)	(0.03)	(0.14)	(0.01)
Net Asset Value, End of Period	$18.20	$16.30	$12.26	$10.40	$14.20
Total Return*	11.84%	33.39%	18.16%	(26.02)%	27.15%
Net Assets, End of Period (in thousands)	$30,631	$28,676	$22,473	$20,664	$23,921
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.79%	1.84%	1.93%	1.71%	1.97%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	1.00%	1.01%	1.00%	1.00%
Ratio of Net Investment Income/(Loss)	0.10%	0.21%	0.48%	0.16%	0.18%
Portfolio Turnover Rate	37%	25%	20%	33%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.23	$12.20	$10.39	$14.19	$11.19
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.03	0.05	0.02	0.04
Net realized and unrealized gain/(loss)	1.89	4.04	1.83	(3.66)	3.00
Total from Investment Operations	1.93	4.07	1.88	(3.64)	3.04
Less Dividends and Distributions:
Dividends (from net investment income)	(0.02)	(0.04)	(0.07)	(0.03)	(0.03)
Distributions (from capital gains)	—	—	—	(0.13)	(0.01)
Total Dividends and Distributions	(0.02)	(0.04)	(0.07)	(0.16)	(0.04)
Net Asset Value, End of Period	$18.14	$16.23	$12.20	$10.39	$14.19
Total Return*	11.88%	33.42%	18.10%	(25.97)%	27.25%
Net Assets, End of Period (in thousands)	$22,771	$4,049	$2,678	$3,991	$11,353
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.66%	1.89%	1.98%	1.57%	1.86%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.96%	1.01%	1.01%	0.92%	0.87%
Ratio of Net Investment Income/(Loss)	0.21%	0.20%	0.44%	0.11%	0.29%
Portfolio Turnover Rate	37%	25%	20%	33%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | September 30, 2025

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.35	$12.29	$10.43	$14.23	$11.19
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.04	0.05	0.08	0.04	0.05
Net realized and unrealized gain/(loss)	1.91	4.07	1.83	(3.69)	3.00
Total from Investment Operations	1.95	4.12	1.91	(3.65)	3.05
Less Dividends and Distributions:
Dividends (from net investment income)	(0.05)	(0.06)	(0.05)	(0.02)	—
Distributions (from capital gains)	—	—	—	(0.13)	(0.01)
Total Dividends and Distributions	(0.05)	(0.06)	(0.05)	(0.15)	(0.01)
Net Asset Value, End of Period	$18.25	$16.35	$12.29	$10.43	$14.23
Total Return*	11.94%	33.62%	18.33%	(25.93)%	27.30%
Net Assets, End of Period (in thousands)	$2,379	$2,210	$1,494	$1,250	$1,449
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.76%	1.82%	1.97%	1.73%	2.14%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.86%	0.87%	0.86%	0.86%	0.86%
Ratio of Net Investment Income/(Loss)	0.22%	0.35%	0.64%	0.31%	0.33%
Portfolio Turnover Rate	37%	25%	20%	33%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021(1)
Net Asset Value, Beginning of Period	$16.29	$12.22	$10.40	$14.13	$13.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	(0.01)	0.02	0.06	0.08	(0.03)
Net realized and unrealized gain/(loss)	1.90	4.05	1.83	(3.68)	1.08
Total from Investment Operations	1.89	4.07	1.89	(3.60)	1.05
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	—	(0.07)	—	—
Distributions (from capital gains)	—	—	—	(0.13)	—
Total Dividends and Distributions	(0.01)	—	(0.07)	(0.13)	—
Net Asset Value, End of Period	$18.17	$16.29	$12.22	$10.40	$14.13
Total Return*	11.62%	33.31%	18.21%	(25.72)%	8.03%
Net Assets, End of Period (in thousands)	$92	$77	$51	$40	$54
Ratios to Average Net Assets:
Ratio of Gross Expenses	5.68%	6.58%	8.16%	7.35%	7.99%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.12%	1.08%	1.01%	0.57%	1.46%
Ratio of Net Investment Income/(Loss)	(0.03)%	0.13%	0.50%	0.59%	(0.27)%
Portfolio Turnover Rate	37%	25%	20%	33%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Period from January 28, 2021 (inception date) through September 30, 2021.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | September 30, 2025

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.26	$12.20	$10.37	$14.15	$11.17
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.02	0.03	0.06	0.04	— (2)
Net realized and unrealized gain/(loss)	1.90	4.04	1.83	(3.68)	3.01
Total from Investment Operations	1.92	4.07	1.89	(3.64)	3.01
Less Dividends and Distributions:
Dividends (from net investment income)	(0.03)	(0.01)	(0.06)	(0.01)	(0.02)
Distributions (from capital gains)	—	—	—	(0.13)	(0.01)
Total Dividends and Distributions	(0.03)	(0.01)	(0.06)	(0.14)	(0.03)
Net Asset Value, End of Period	$18.15	$16.26	$12.20	$10.37	$14.15
Total Return*	11.80%	33.38%	18.29%	(25.98)%	27.05%
Net Assets, End of Period (in thousands)	$93	$83	$62	$53	$71
Ratios to Average Net Assets:
Ratio of Gross Expenses	5.44%	5.96%	6.82%	6.24%	6.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.99%	1.00%	0.99%	0.83%	1.11%
Ratio of Net Investment Income/(Loss)	0.10%	0.21%	0.50%	0.32%	0.03%
Portfolio Turnover Rate	37%	25%	20%	33%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Sustainable Equity Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$16.28	$12.24	$10.38	$14.18	$11.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(—) (2)	0.01	0.05	0.01	0.01
Net realized and unrealized gain/(loss)	1.90	4.06	1.83	(3.68)	3.01
Total from Investment Operations	1.90	4.07	1.88	(3.67)	3.02
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.03)	(0.02)	— (2)	(0.01)
Distributions (from capital gains)	—	—	—	(0.13)	(0.01)
Total Dividends and Distributions	(0.01)	(0.03)	(0.02)	(0.13)	(0.02)
Net Asset Value, End of Period	$18.17	$16.28	$12.24	$10.38	$14.18
Total Return*	11.68%	33.30%	18.08%	(26.12)%	27.02%
Net Assets, End of Period (in thousands)	$749	$629	$597	$540	$697
Ratios to Average Net Assets:
Ratio of Gross Expenses	2.31%	2.38%	2.44%	2.25%	2.82%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.10%	1.11%	1.09%	1.09%	1.09%
Ratio of Net Investment Income/(Loss)	(0.01)%	0.10%	0.39%	0.05%	0.10%
Portfolio Turnover Rate	37%	25%	20%	33%	12%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
See Notes to Financial Statements.
16 | September 30, 2025

Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Global Sustainable Equity Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
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Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended September 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
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Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
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Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
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Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $2 Billion	0.75
Over $2 Billion	0.70
The Fund’s actual investment advisory fee rate for the reporting period was 0.75% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.85% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $532,252 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust
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Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements
departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2025, the Distributor retained upfront sales charges of $236.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended September 30,
2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class C Shares during the year ended September 30, 2025.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and
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Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements
liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
As of September 30, 2025, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	55	- *
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	4	- *
Class R Shares	78	- *
Class S Shares	100	- *
Class T Shares	-	-

*Less than 0.50%
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$35,996	$438,871	$-	$-	$(1,828)	$12,847,470
During the year ended September 30, 2025, capital loss carryovers of $822,843 were utilized by the Fund.
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Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$44,442,911	$13,545,224	$(697,754)	$12,847,470
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$57,618	$-	$-	$-

For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$97,271	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $26,921, including
$24,700 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
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Notes to Financial Statements
5. Capital Share Transactions
	Year ended September 30, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	1,766	$30,874	2,070	$27,178
Reinvested dividends and distributions	-	-	22	286
Shares repurchased	(4,522)	(75,555)	(2,010)	(26,939)
Net Increase/(Decrease)	(2,756)	$(44,681)	82	$525
Class C Shares:
Shares sold	770	$13,168	38	$609
Reinvested dividends and distributions	-	-	-	-
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	770	$13,168	38	$609
Class D Shares:
Shares sold	343,599	$5,675,241	232,004	$3,340,815
Reinvested dividends and distributions	2,758	44,837	5,911	78,493
Shares repurchased	(422,296)	(6,822,647)	(312,488)	(4,515,825)
Net Increase/(Decrease)	(75,939)	$(1,102,569)	(74,573)	$(1,096,517)
Class I Shares:
Shares sold	1,154,656	$19,875,216	65,775	$951,788
Reinvested dividends and distributions	305	4,941	599	7,927
Shares repurchased	(149,103)	(2,469,225)	(36,423)	(497,898)
Net Increase/(Decrease)	1,005,858	$17,410,932	29,951	$461,817
Class N Shares:
Shares sold	15,568	$264,566	26,303	$359,257
Reinvested dividends and distributions	388	6,324	618	8,229
Shares repurchased	(20,798)	(341,183)	(13,315)	(198,501)
Net Increase/(Decrease)	(4,842)	$(70,293)	13,606	$168,985
Class R Shares:
Shares sold	325	$5,236	631	$9,046
Reinvested dividends and distributions	3	53	-	-
Shares repurchased	(3)	(53)	(105)	(1,262)
Net Increase/(Decrease)	325	$5,236	526	$7,784
Class S Shares:
Shares sold	-	$-	-	$-
Reinvested dividends and distributions	9	133	4	53
Shares repurchased	-	-	-	-
Net Increase/(Decrease)	9	$133	4	$53
Class T Shares:
Shares sold	34,659	$556,741	22,338	$321,351
Reinvested dividends and distributions	26	423	108	1,439
Shares repurchased	(32,103)	(519,382)	(32,605)	(481,197)
Net Increase/(Decrease)	2,582	$37,782	(10,159)	$(158,407)
6. Purchases and Sales of Investment Securities
For the year ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$30,339,082	$14,493,166	$-	$-
Janus Investment Fund | 25

Janus Henderson Global Sustainable Equity Fund
Notes to Financial Statements
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
26 | September 30, 2025

Janus Henderson Global Sustainable Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Global Sustainable Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Global Sustainable Equity Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 27

Janus Henderson Global Sustainable Equity Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2025:
Section 163(j) Interest Dividend	6%
Capital Gain Distributions	$24,700
Dividends Received Deduction Percentage	100%
Qualified Dividend Income Percentage	100%
28 | September 30, 2025

Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
30 | September 30, 2025

Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 31

Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
32 | September 30, 2025

Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
Janus Investment Fund | 33

Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
34 | September 30, 2025

Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 35

Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
36 | September 30, 2025

Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
Janus Investment Fund | 37

Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
38 | September 30, 2025

Janus Henderson Global Sustainable Equity Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 39

Janus Henderson Global Sustainable Equity Fund
Notes
40 | September 30, 2025

Janus Henderson Global Sustainable Equity Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93086 11-25

ANNUAL FINANCIAL STATEMENTS

September 30, 2025
Janus Henderson Global Technology and Innovation Fund
Janus Investment Fund

Janus Henderson Global Technology and Innovation Fund

Janus Henderson Global Technology and Innovation Fund
Schedule of Investments
September 30, 2025

	Shares	Value
Common Stocks – 98.9%
Diversified Financial Services – 1.2%
Mastercard Inc - Class A	147,025	$83,629,290
Toast Inc - Class A*	551,387	20,131,140
		103,760,430
Electronic Equipment, Instruments & Components – 1.6%
Amphenol Corp	1,155,472	142,989,660
Entertainment – 1.3%
Netflix Inc*	72,043	86,373,794
Spotify Technology SA*	43,210	30,160,580
		116,534,374
Hotels, Restaurants & Leisure – 1.9%
Booking Holdings Inc	14,190	76,615,641
DoorDash Inc - Class A*	345,947	94,094,125
		170,709,766
Independent Power and Renewable Electricity Producers – 0.5%
Vistra Corp	206,894	40,534,672
Information Technology Services – 2.3%
Shopify Inc*	672,398	99,925,067
Snowflake Inc - Class A*	463,393	104,518,291
		204,443,358
Interactive Media & Services – 4.9%
Alphabet Inc - Class C	1,204,066	293,250,274
Meta Platforms Inc - Class A	187,910	137,997,346
		431,247,620
Multiline Retail – 6.0%
Amazon.com Inc*	1,506,553	330,793,842
MercadoLibre Inc*	81,278	189,941,809
		520,735,651
Real Estate Management & Development – 0.5%
CoStar Group Inc*	531,157	44,813,716
Semiconductor & Semiconductor Equipment – 40.5%
Analog Devices Inc	434,777	106,824,709
ASML Holding NV	83,439	81,339,570
Broadcom Inc	1,666,991	549,957,001
KLA Corp	168,956	182,235,942
Lam Research Corp	1,101,898	147,544,142
Nova Ltd*	190,509	60,898,107
NVIDIA Corp	7,290,102	1,360,187,231
NXP Semiconductors NV	209,281	47,659,562
ON Semiconductor Corp*	918,486	45,290,545
SK Hynix Inc	178,579	44,658,568
Taiwan Semiconductor Manufacturing Co Ltd	21,010,000	914,326,455
		3,540,921,832
Software – 31.9%
AppLovin Corp - Class A*	169,049	121,468,468
Atlassian Corp - Class A*	291,268	46,515,500
Autodesk Inc*	420,203	133,485,887
Cadence Design Systems Inc*	681,249	239,295,524
CCC Intelligent Solutions Holdings Inc*	3,654,267	33,290,372
Confluent Inc - Class A*	1,223,848	24,232,190
Constellation Software Inc/Canada	21,628	58,720,914
Datadog Inc - Class A*	555,612	79,119,149
Dynatrace Inc*	538,983	26,113,726
HubSpot Inc*	77,516	36,261,985
Intuit Inc	321,024	219,230,500
Kinaxis Inc*	208,624	26,934,460
Klaviyo Inc - Class A*	434,091	12,019,980
Lumine Group Inc*	1,110,596	32,755,199
Microsoft Corp	2,021,596	1,047,085,648
Monday.com Ltd*	177,871	34,451,834
Oracle Corp	692,129	194,654,360
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson Global Technology and Innovation Fund
Schedule of Investments
September 30, 2025
	Shares	Value
Common Stocks – (continued)
Software – (continued)
Samsara Inc - Class A*	881,756	$32,845,411
ServiceNow Inc*	65,018	59,834,765
ServiceTitan Inc - Class A*	374,400	37,750,752
Tyler Technologies Inc*	116,505	60,950,756
Via Transportation Inc - Class A*	484,230	23,281,778
Via Transportation Inc - private equity common shares*,§	78,474	3,773,030
Via Transportation Inc - Series A*,§	50,741	2,439,627
Via Transportation Inc - Series B*,§	9,272	445,798
Via Transportation Inc - Series C*,§	8,331	400,555
Via Transportation Inc - Series D*,§	29,804	1,432,976
Via Transportation Inc - Series E*,§	13,836	665,235
Via Transportation Inc - Series G-1*,§	563,981	27,116,207
Workday Inc - Class A*	700,804	168,704,547
		2,785,277,133
Technology Hardware, Storage & Peripherals – 5.3%
Apple Inc	1,815,055	462,167,455
Wireless Telecommunication Services – 1.0%
SoftBank Group Corp	240,900	30,599,840
T-Mobile US Inc	235,287	56,323,002
		86,922,842
Total Common Stocks (cost $4,363,584,975)		8,651,058,509
Private Placements – 0.2%
Professional Services – 0.2%
Apartment List Inc*,¢,§	3,783,673	16,383,304
Software – 0%
Magic Leap Inc - Class A private equity common shares*,¢,§	18,847	0
Total Private Placements (cost $22,982,020)		16,383,304
Warrants – 0%
Road & Rail – 0%
Grab Holdings Ltd, expires 12/1/26* (cost $986,182)	333,275	163,938
Investment Companies – 0.9%
Money Markets – 0.9%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $73,501,454)	73,486,756	73,501,454
Total Investments (total cost $4,461,054,631) – 100.0%		8,741,107,205
Cash, Receivables and Other Assets, net of Liabilities – 0%		3,136,734
Net Assets – 100%		$8,744,243,939

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$7,136,230,864	81.6%
Taiwan	914,326,455	10.5
Canada	218,335,640	2.5
Argentina	189,941,809	2.2
Israel	95,349,941	1.1
Netherlands	81,339,570	0.9
South Korea	44,658,568	0.5
Japan	30,599,840	0.4
Sweden	30,160,580	0.3
Singapore	163,938	0.0
Total	$8,741,107,205	100.0%
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Global Technology and Innovation Fund
Schedule of Investments
September 30, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 0.9%
Money Markets - 0.9%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$354,177,309	$1,578,090,574	$(1,858,766,581)	$(10,223)	$10,375	$73,501,454	73,486,756	$6,708,437
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	1,285,451	111,885,349	(113,170,800)	-	-	-	-	90,591 ∆
Total Affiliated Investments - 0.9%
	$355,462,760	$1,689,975,923	$(1,971,937,381)	$(10,223)	$10,375	$73,501,454	73,486,756	$6,799,028
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson Global Technology and Innovation Fund
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended September 30, 2025 is $16,383,304, which represents 0.2% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of September 30, 2025)

	Acquisition Date	Lock-up Agreement Expiration Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20		$13,821,757	$16,383,304	0.2%
Magic Leap Inc - Class A private equity common shares	10/5/17		9,160,263	0	0.0
Via Transportation Inc - private equity common shares	12/2/21	3/11/26	3,392,431	3,773,030	0.1
Via Transportation Inc - Series A	12/2/21	3/11/26	2,193,533	2,439,627	0.0
Via Transportation Inc - Series B	12/2/21	3/11/26	400,829	445,798	0.0
Via Transportation Inc - Series C	12/2/21	3/11/26	360,149	400,555	0.0
Via Transportation Inc - Series D	12/2/21	3/11/26	1,288,427	1,432,976	0.0
Via Transportation Inc - Series E	12/2/21	3/11/26	598,130	665,235	0.0
Via Transportation Inc - Series G-1	11/4/21-2/2/23	3/11/26	25,665,478	27,116,207	0.3
Total			$56,880,997	$52,656,732	0.6%
The Fund has registration rights for certain restricted securities held as of September 30, 2025. The issuer incurs all registration costs. As of September 30, 2025, the fair value of equity securities subject to a contractual sale restriction is $36,273,428, which represents 0.4% of net assets. Lock-up agreements last for 180 days, with the last one ending on March 11, 2026. A lapse in the restriction may occur if the company decides to waive or modify the lock up agreement.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Semiconductor & Semiconductor Equipment	$2,500,597,239	$1,040,324,593	$-
Wireless Telecommunication Services	56,323,002	30,599,840	-
All Other	5,023,213,835	-	-
Private Placements	-	-	16,383,304
Warrants	163,938	-	-
Investment Companies	-	73,501,454	-
Total Assets	$7,580,298,014	$1,144,425,887	$16,383,304
4  |

Janus Henderson Global Technology and Innovation Fund
Statement of Assets and Liabilities
September 30, 2025

Assets:
Unaffiliated investments, at value (cost $4,387,553,177)	$8,667,605,751
Affiliated investments, at value (cost $73,501,454)	73,501,454
Cash	1,115,979
Cash denominated in foreign currency (cost $37,236)	37,236
Trustees' deferred compensation	250,705
Receivables:
Investments sold	6,588,120
Fund shares sold	3,612,869
Dividends	3,554,019
Dividends from affiliates	90,501
Foreign tax reclaims	37,144
Other assets	3,625
Total Assets	8,756,397,403
Liabilities:
Payables:
Fund shares repurchased	5,223,763
Advisory fees	4,511,098
Transfer agent fees and expenses	1,041,881
Trustees' deferred compensation fees	250,705
12b-1 Distribution and shareholder servicing fees	145,538
Professional fees	83,290
Custodian fees	38,247
Trustees' fees and expenses	36,514
Affiliated fund administration fees payable	17,621
Accrued expenses and other payables	804,807
Total Liabilities	12,153,464
Commitments and contingent liabilities (Note 3)
Net Assets	$8,744,243,939
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Global Technology and Innovation Fund
Statement of Assets and Liabilities
September 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,496,661,968
Total distributable earnings (loss)	5,247,581,971
Total Net Assets	$8,744,243,939
Net Assets - Class A Shares	$352,222,445
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,790,080
Net Asset Value Per Share(1)	$73.53
Maximum Offering Price Per Share(2)	$78.02
Net Assets - Class C Shares	$82,124,248
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,381,074
Net Asset Value Per Share(1)	$59.46
Net Assets - Class D Shares	$4,241,507,263
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	54,862,137
Net Asset Value Per Share	$77.31
Net Assets - Class I Shares	$1,391,586,988
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	17,724,665
Net Asset Value Per Share	$78.51
Net Assets - Class N Shares	$401,343,346
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,171,112
Net Asset Value Per Share	$77.61
Net Assets - Class S Shares	$37,954,466
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	538,155
Net Asset Value Per Share	$70.53
Net Assets - Class T Shares	$2,237,505,183
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	29,444,619
Net Asset Value Per Share	$75.99

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | September 30, 2025

Janus Henderson Global Technology and Innovation Fund
Statement of Operations
For the year ended September 30, 2025

Investment Income:
Dividends	$37,458,175
Dividends from affiliates	6,708,437
Affiliated securities lending income, net	90,591
Unaffiliated securities lending income, net	19,197
Other income	34,108
Foreign tax withheld	(2,818,532)
Total Investment Income	41,491,976
Expenses:
Advisory fees	47,997,960
12b-1 Distribution and shareholder servicing fees:
Class A Shares	772,124
Class C Shares	699,119
Class S Shares	82,650
Transfer agent administrative fees and expenses:
Class D Shares	3,992,865
Class S Shares	82,712
Class T Shares	4,865,998
Transfer agent networking and omnibus fees:
Class A Shares	190,253
Class C Shares	51,869
Class I Shares	1,045,242
Other transfer agent fees and expenses:
Class A Shares	15,738
Class C Shares	3,172
Class D Shares	280,518
Class I Shares	31,960
Class N Shares	14,070
Class S Shares	258
Class T Shares	14,159
Shareholder reports expense	372,608
Custodian fees	283,105
Registration fees	255,372
Affiliated fund administration fees	227,435
Professional fees	142,198
Trustees' fees and expenses	141,042
Other expenses	2,019,625
Total Expenses	63,582,052
Less: Excess Expense Reimbursement and Waivers	(227,149)
Net Expenses	63,354,903
Net Investment Income/(Loss)	(21,862,927)
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	1,111,165,885
Investments in affiliates	(10,223)
Total Net Realized Gain/(Loss) on Investments	1,111,155,662
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	822,644,241
Investments in affiliates	10,375
Total Change in Unrealized Net Appreciation/Depreciation	822,654,616
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,911,947,351
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Global Technology and Innovation Fund
Statements of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$(21,862,927)	$(13,052,223)
Net realized gain/(loss) on investments	1,111,155,662	782,142,071
Change in unrealized net appreciation/depreciation	822,654,616	1,623,755,234
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,911,947,351	2,392,845,082
Dividends and Distributions to Shareholders:
Class A Shares	(34,925,939)	(1,980,489)
Class C Shares	(9,789,485)	(607,848)
Class D Shares	(376,389,101)	(21,279,163)
Class I Shares	(115,886,597)	(6,773,290)
Class N Shares	(33,629,155)	(1,560,100)
Class S Shares	(3,844,547)	(243,994)
Class T Shares	(207,497,972)	(11,503,625)
Net Decrease from Dividends and Distributions to Shareholders	(781,962,796)	(43,948,509)
Capital Share Transactions:
Class A Shares	(3,658,515)	(2,031,588)
Class C Shares	(1,831,690)	(5,732,790)
Class D Shares	180,585,014	(43,398,368)
Class I Shares	126,414,497	(56,423,875)
Class N Shares	31,095,256	54,987,396
Class S Shares	168,448	(1,774,958)
Class T Shares	51,311,560	2,068,589
Net Increase/(Decrease) from Capital Share Transactions	384,084,570	(52,305,594)
Net Increase/(Decrease) in Net Assets	1,514,069,125	2,296,590,979
Net Assets:
Beginning of period	7,230,174,814	4,933,583,835
End of period	$8,744,243,939	$7,230,174,814
See Notes to Financial Statements.
8  | September 30, 2025

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$64.39	$43.62	$31.58	$59.21	$50.45
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.28)	(0.20)	(0.12)	(0.22)	(0.27)
Net realized and unrealized gain/(loss)	16.69	21.37	12.16	(18.76)	13.83
Total from Investment Operations	16.41	21.17	12.04	(18.98)	13.56
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(7.27)	(0.40)	—	(8.65)	(4.80)
Total Dividends and Distributions	(7.27)	(0.40)	—	(8.65)	(4.80)
Net Asset Value, End of Period	$73.53	$64.39	$43.62	$31.58	$59.21
Total Return*	27.59%	48.85%	38.13%	(37.50)%	28.19%
Net Assets, End of Period (in thousands)	$352,222	$313,262	$213,742	$182,141	$319,194
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.00%	0.98%	1.00%	0.99%	0.98%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.00%	0.98%	1.00%	0.99%	0.98%
Ratio of Net Investment Income/(Loss)	(0.45)%	(0.36)%	(0.31)%	(0.49)%	(0.47)%
Portfolio Turnover Rate	49%	30%	43%	47%	43%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$53.70	$36.71	$26.76	$51.77	$44.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.59)	(0.52)	(0.33)	(0.42)	(0.56)
Net realized and unrealized gain/(loss)	13.62	17.91	10.28	(15.94)	12.22
Total from Investment Operations	13.03	17.39	9.95	(16.36)	11.66
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(7.27)	(0.40)	—	(8.65)	(4.80)
Total Dividends and Distributions	(7.27)	(0.40)	—	(8.65)	(4.80)
Net Asset Value, End of Period	$59.46	$53.70	$36.71	$26.76	$51.77
Total Return*	26.69%	47.75%	37.18%	(37.88)%	27.37%
Net Assets, End of Period (in thousands)	$82,124	$75,671	$56,246	$50,614	$101,860
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.70%	1.73%	1.68%	1.58%	1.64%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.70%	1.73%	1.68%	1.58%	1.64%
Ratio of Net Investment Income/(Loss)	(1.14)%	(1.11)%	(0.99)%	(1.09)%	(1.13)%
Portfolio Turnover Rate	49%	30%	43%	47%	43%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | September 30, 2025

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$67.23	$45.44	$32.83	$61.11	$51.89
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.17)	(0.10)	(0.05)	(0.14)	(0.16)
Net realized and unrealized gain/(loss)	17.52	22.29	12.66	(19.49)	14.23
Total from Investment Operations	17.35	22.19	12.61	(19.63)	14.07
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	(0.05)
Distributions (from capital gains)	(7.27)	(0.40)	—	(8.65)	(4.80)
Total Dividends and Distributions	(7.27)	(0.40)	—	(8.65)	(4.85)
Net Asset Value, End of Period	$77.31	$67.23	$45.44	$32.83	$61.11
Total Return*	27.84%	49.14%	38.41%	(37.39)%	28.43%
Net Assets, End of Period (in thousands)	$4,241,507	$3,506,928	$2,401,660	$1,794,752	$3,058,182
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.81%	0.78%	0.80%	0.80%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.78%	0.80%	0.80%	0.79%
Ratio of Net Investment Income/(Loss)	(0.25)%	(0.17)%	(0.11)%	(0.30)%	(0.29)%
Portfolio Turnover Rate	49%	30%	43%	47%	43%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$68.15	$46.05	$33.25	$61.76	$52.40
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.15)	(0.08)	(0.03)	(0.12)	(0.14)
Net realized and unrealized gain/(loss)	17.78	22.58	12.83	(19.74)	14.38
Total from Investment Operations	17.63	22.50	12.80	(19.86)	14.24
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	(0.08)
Distributions (from capital gains)	(7.27)	(0.40)	—	(8.65)	(4.80)
Total Dividends and Distributions	(7.27)	(0.40)	—	(8.65)	(4.88)
Net Asset Value, End of Period	$78.51	$68.15	$46.05	$33.25	$61.76
Total Return*	27.88%	49.17%	38.50%	(37.36)%	28.48%
Net Assets, End of Period (in thousands)	$1,391,587	$1,081,199	$773,769	$644,388	$1,189,917
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.78%	0.75%	0.76%	0.76%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.75%	0.76%	0.76%	0.75%
Ratio of Net Investment Income/(Loss)	(0.22)%	(0.13)%	(0.07)%	(0.26)%	(0.24)%
Portfolio Turnover Rate	49%	30%	43%	47%	43%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | September 30, 2025

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$67.39	$45.50	$32.83	$61.03	$51.81
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.09)	(0.03)	0.01	(0.08)	(0.09)
Net realized and unrealized gain/(loss)	17.58	22.32	12.66	(19.47)	14.21
Total from Investment Operations	17.49	22.29	12.67	(19.55)	14.12
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	(0.10)
Distributions (from capital gains)	(7.27)	(0.40)	—	(8.65)	(4.80)
Total Dividends and Distributions	(7.27)	(0.40)	—	(8.65)	(4.90)
Net Asset Value, End of Period	$77.61	$67.39	$45.50	$32.83	$61.03
Total Return*	27.99%	49.30%	38.59%	(37.29)%	28.59%
Net Assets, End of Period (in thousands)	$401,343	$317,317	$173,761	$115,297	$175,740
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.69%	0.66%	0.67%	0.67%	0.67%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.66%	0.67%	0.67%	0.67%
Ratio of Net Investment Income/(Loss)	(0.13)%	(0.04)%	0.01%	(0.17)%	(0.16)%
Portfolio Turnover Rate	49%	30%	43%	47%	43%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$62.14	$42.19	$30.59	$57.73	$49.38
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.39)	(0.30)	(0.18)	(0.29)	(0.36)
Net realized and unrealized gain/(loss)	16.05	20.65	11.78	(18.20)	13.51
Total from Investment Operations	15.66	20.35	11.60	(18.49)	13.15
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(7.27)	(0.40)	—	(8.65)	(4.80)
Total Dividends and Distributions	(7.27)	(0.40)	—	(8.65)	(4.80)
Net Asset Value, End of Period	$70.53	$62.14	$42.19	$30.59	$57.73
Total Return*	27.36%	48.57%	37.92%	(37.63)%	27.95%
Net Assets, End of Period (in thousands)	$37,954	$33,266	$23,734	$17,985	$27,069
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.19%	1.17%	1.18%	1.18%	1.17%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.19%	1.17%	1.18%	1.17%	1.17%
Ratio of Net Investment Income/(Loss)	(0.64)%	(0.55)%	(0.48)%	(0.68)%	(0.66)%
Portfolio Turnover Rate	49%	30%	43%	47%	43%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | September 30, 2025

Janus Henderson Global Technology and Innovation Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$66.27	$44.85	$32.43	$60.53	$51.47
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.24)	(0.16)	(0.09)	(0.19)	(0.23)
Net realized and unrealized gain/(loss)	17.23	21.98	12.51	(19.26)	14.11
Total from Investment Operations	16.99	21.82	12.42	(19.45)	13.88
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	(0.02)
Distributions (from capital gains)	(7.27)	(0.40)	—	(8.65)	(4.80)
Total Dividends and Distributions	(7.27)	(0.40)	—	(8.65)	(4.82)
Net Asset Value, End of Period	$75.99	$66.27	$44.85	$32.43	$60.53
Total Return*	27.69%	48.97%	38.30%	(37.45)%	28.26%
Net Assets, End of Period (in thousands)	$2,237,505	$1,902,533	$1,290,671	$1,045,715	$1,958,570
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.93%	0.91%	0.92%	0.91%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.92%	0.90%	0.90%	0.90%	0.91%
Ratio of Net Investment Income/(Loss)	(0.37)%	(0.28)%	(0.21)%	(0.41)%	(0.40)%
Portfolio Turnover Rate	49%	30%	43%	47%	43%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Global Technology and Innovation Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”)
to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
16 | September 30, 2025

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended September 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 17

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the year.
Financial assets of $46,526,253 were transferred out of Level 3 to Level 1 since certain securities prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
September 30, 2025.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
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Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing
Janus Investment Fund | 19

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.
20 | September 30, 2025

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
Janus Investment Fund | 21

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
There were no securities on loan as of September 30, 2025.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.71% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $532,252 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other
22 | September 30, 2025

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2025, the Distributor retained upfront sales charges of $49,339.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class A Shares paid CDSCs of $514 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class C Shares paid CDSCs of $4,104.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2025.
Janus Investment Fund | 23

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended September 30, 2025, the Fund engaged in cross trades amounting to $5,259,395 in sales, resulting in a net realized loss of $1,775,333. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$38,151,822	$934,273,497	$-	$-	$(261,966)	$4,275,418,618
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$4,465,688,587	$4,327,722,794	$(52,304,176)	$4,275,418,618
24 | September 30, 2025

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$58,746,631	$723,216,165	$-	$-

For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$-	$43,948,509	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $52,974,967, including $51,030,353 of long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
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Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
5. Capital Share Transactions
	Year ended September 30, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	601,424	$38,071,634	707,181	$39,214,592
Reinvested dividends and distributions	483,652	29,991,241	35,516	1,708,655
Shares repurchased	(1,160,163)	(71,721,390)	(777,207)	(42,954,835)
Net Increase/(Decrease)	(75,087)	$(3,658,515)	(34,510)	$(2,031,588)
Class C Shares:
Shares sold	250,562	$12,552,406	201,854	$9,476,736
Reinvested dividends and distributions	185,989	9,379,444	14,186	572,541
Shares repurchased	(464,643)	(23,763,540)	(338,963)	(15,782,067)
Net Increase/(Decrease)	(28,092)	$(1,831,690)	(122,923)	$(5,732,790)
Class D Shares:
Shares sold	3,738,942	$245,022,221	4,177,410	$243,687,689
Reinvested dividends and distributions	5,580,015	363,258,985	410,049	20,563,943
Shares repurchased	(6,619,102)	(427,696,192)	(5,272,881)	(307,650,000)
Net Increase/(Decrease)	2,699,855	$180,585,014	(685,422)	$(43,398,368)
Class I Shares:
Shares sold	4,644,643	$309,377,725	4,260,434	$249,510,078
Reinvested dividends and distributions	1,617,521	106,901,939	123,860	6,295,790
Shares repurchased	(4,402,105)	(289,865,167)	(5,323,846)	(312,229,743)
Net Increase/(Decrease)	1,860,059	$126,414,497	(939,552)	$(56,423,875)
Class N Shares:
Shares sold	1,522,984	$101,450,470	1,970,973	$117,869,232
Reinvested dividends and distributions	504,414	32,933,209	30,486	1,530,987
Shares repurchased	(1,564,875)	(103,288,423)	(1,111,965)	(64,412,823)
Net Increase/(Decrease)	462,523	$31,095,256	889,494	$54,987,396
Class S Shares:
Shares sold	124,013	$7,676,568	260,239	$13,576,063
Reinvested dividends and distributions	64,538	3,844,547	5,247	243,994
Shares repurchased	(185,717)	(11,352,667)	(292,707)	(15,595,015)
Net Increase/(Decrease)	2,834	$168,448	(27,221)	$(1,774,958)
Class T Shares:
Shares sold	4,057,633	$266,267,045	4,386,794	$258,632,757
Reinvested dividends and distributions	3,175,799	203,378,187	227,758	11,269,441
Shares repurchased	(6,498,480)	(418,333,672)	(4,683,009)	(267,833,609)
Net Increase/(Decrease)	734,952	$51,311,560	(68,457)	$2,068,589
6. Purchases and Sales of Investment Securities
For the year ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$3,610,379,878	$3,756,528,026	$-	$-
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
26 | September 30, 2025

Janus Henderson Global Technology and Innovation Fund
Notes to Financial Statements
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 27

Janus Henderson Global Technology And Innovation Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Global Technology and Innovation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Global Technology and Innovation Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and investee company; when replies were not received from the investee company, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
28 | September 30, 2025

Janus Henderson Global Technology And Innovation Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2025:
Section 163(j) Interest Dividend	6%
Capital Gain Distributions	$774,246,518
Dividends Received Deduction Percentage	59%
Qualified Dividend Income Percentage	68%
Janus Investment Fund | 29

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
At a Joint Special Meeting of Shareholders of Janus Henderson Global Technology and Innovation Fund, held on December 20, 2024 and adjourned to February 18, 2025, shareholders were asked to vote on the following proposals:
Proposal 1:  To reclassify the diversification status of the Fund from diversified to nondiversified and to eliminate a related fundamental investment restriction.
Proposal 2:  To modify the Fund’s fundamental concentration policy.
With respect to Proposal 1 and Proposal 2, shares were voted, in dollars, as follows:
	For	Against	Abstain
Proposal 1	$3,219,303,519	$269,426,871	$295,401,773
Proposal 2	$3,208,714,898	$261,211,116	$314,206,150
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
30 | September 30, 2025

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 31

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
32 | September 30, 2025

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 33

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
34 | September 30, 2025

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Janus Investment Fund | 35

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
36 | September 30, 2025

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 37

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the
38 | September 30, 2025

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Janus Investment Fund | 39

Janus Henderson Global Technology and Innovation Fund
Additional Information (unaudited)
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
40 | September 30, 2025

Janus Henderson Global Technology and Innovation Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93047 11-25

ANNUAL FINANCIAL STATEMENTS

September 30, 2025
Janus Henderson Growth and Income Fund
Janus Investment Fund

Janus Henderson Growth and Income Fund

Janus Henderson Growth and Income Fund
Schedule of Investments
September 30, 2025

	Shares	Value
Common Stocks – 99.9%
Aerospace & Defense – 2.4%
General Electric Co	357,044	$107,405,976
Raytheon Technologies Corp	546,734	91,485,000
		198,890,976
Airlines – 0.7%
Delta Air Lines Inc	1,065,599	60,472,743
Banks – 4.5%
JPMorgan Chase & Co	944,233	297,839,415
PNC Financial Services Group Inc/The	366,768	73,694,694
		371,534,109
Biotechnology – 1.6%
AbbVie Inc	383,278	88,744,188
Amgen Inc	160,341	45,248,230
		133,992,418
Building Products – 1.2%
Trane Technologies PLC	234,060	98,763,958
Capital Markets – 7.2%
Charles Schwab Corp	650,831	62,134,836
CME Group Inc	388,226	104,894,783
Goldman Sachs Group Inc	172,778	137,591,760
Intercontinental Exchange Inc	563,113	94,873,278
Moody's Corp	82,184	39,159,032
Morgan Stanley	946,055	150,384,903
		589,038,592
Chemicals – 0.6%
Corteva Inc	719,284	48,645,177
Communications Equipment – 0.5%
Motorola Solutions Inc	80,539	36,829,679
Consumer Finance – 2.2%
American Express Co	553,379	183,810,369
Diversified Financial Services – 3.0%
Visa Inc	707,267	241,446,809
Diversified Telecommunication Services – 1.1%
Verizon Communications Inc	2,088,583	91,793,223
Electric Utilities – 1.0%
American Electric Power Co Inc	748,641	84,222,113
Electrical Equipment – 1.9%
Eaton Corp PLC	303,674	113,649,994
Emerson Electric Co	301,809	39,591,305
		153,241,299
Electronic Equipment, Instruments & Components – 2.0%
Amphenol Corp	1,322,820	163,698,975
Entertainment – 1.6%
Walt Disney Co/The	1,159,139	132,721,416
Food & Staples Retailing – 0.8%
Costco Wholesale Corp	67,256	62,254,171
Health Care Equipment & Supplies – 3.5%
Abbott Laboratories	741,771	99,352,808
Medtronic PLC	1,019,405	97,088,132
Stryker Corp	244,348	90,328,125
		286,769,065
Health Care Providers & Services – 0.7%
HCA Healthcare Inc	127,687	54,420,199
Hotels, Restaurants & Leisure – 3.6%
Booking Holdings Inc	20,090	108,471,334
Marriott International Inc/MD - Class A	339,080	88,309,995
Royal Caribbean Cruises Ltd	292,160	94,537,133
		291,318,462
Household Durables – 0.7%
Garmin Ltd	228,870	56,352,371
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 1

Janus Henderson Growth and Income Fund
Schedule of Investments
September 30, 2025
	Shares	Value
Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – 0.7%
Vistra Corp	306,745	$60,097,480
Information Technology Services – 0.7%
Accenture PLC	242,735	59,858,451
Insurance – 2.4%
Marsh & McLennan Cos Inc	211,752	42,674,381
Progressive Corp/The	436,759	107,857,635
Travelers Cos Inc	170,482	47,601,984
		198,134,000
Interactive Media & Services – 9.0%
Alphabet Inc - Class C	1,797,127	437,690,281
Meta Platforms Inc - Class A	406,568	298,575,408
		736,265,689
Life Sciences Tools & Services – 1.1%
Danaher Corp	444,527	88,131,923
Machinery – 0.9%
Deere & Co	158,235	72,354,536
Oil, Gas & Consumable Fuels – 1.0%
Chevron Corp	510,145	79,220,417
Pharmaceuticals – 3.9%
Eli Lilly & Co	199,128	151,934,664
Johnson & Johnson	473,206	87,741,856
Zoetis Inc	526,665	77,061,623
		316,738,143
Professional Services – 1.6%
Automatic Data Processing Inc	236,493	69,410,695
Booz Allen Hamilton Holding Corp	616,945	61,663,653
		131,074,348
Road & Rail – 0.7%
Union Pacific Corp	253,264	59,864,012
Semiconductor & Semiconductor Equipment – 14.2%
Broadcom Inc	1,197,241	394,981,778
KLA Corp	187,662	202,412,233
Lam Research Corp	1,130,615	151,389,348
NVIDIA Corp	612,158	114,216,440
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	595,504	166,318,312
Texas Instruments Inc	726,398	133,461,105
		1,162,779,216
Software – 11.7%
Intuit Inc	172,900	118,075,139
Microsoft Corp	1,394,565	722,314,942
Oracle Corp	404,150	113,663,146
		954,053,227
Specialty Retail – 2.3%
Home Depot Inc	316,118	128,087,852
TJX Cos Inc	441,020	63,745,031
		191,832,883
Technology Hardware, Storage & Peripherals – 6.4%
Apple Inc	1,546,791	393,859,393
Dell Technologies Inc	911,203	129,181,249
		523,040,642
Textiles, Apparel & Luxury Goods – 1.0%
NIKE Inc - Class B	1,114,839	77,737,724
Tobacco – 1.5%
Philip Morris International Inc	746,611	121,100,304
Total Common Stocks (cost $4,436,134,247)		8,172,499,119
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  |

Janus Henderson Growth and Income Fund
Schedule of Investments
September 30, 2025
	Shares	Value
Investment Companies – 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $8,299,033)	8,297,373	$8,299,033
Total Investments (total cost $4,444,433,280) – 100.0%		8,180,798,152
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(2,852,553)
Net Assets – 100%		$8,177,945,599

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$8,014,479,840	98.0%
Taiwan	166,318,312	2.0
Total	$8,180,798,152	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$5,004,446	$291,165,454	$(287,870,526)	$(751)	$410	$8,299,033	8,297,373	$287,811
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
 | 3

Janus Henderson Growth and Income Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of September 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$8,172,499,119	$-	$-
Investment Companies	-	8,299,033	-
Total Assets	$8,172,499,119	$8,299,033	$-
4  |

Janus Henderson Growth and Income Fund
Statement of Assets and Liabilities
September 30, 2025

Assets:
Unaffiliated investments, at value (cost $4,436,134,247)	$8,172,499,119
Affiliated investments, at value (cost $8,299,033)	8,299,033
Cash	1,107,918
Trustees' deferred compensation	234,257
Receivables:
Dividends	3,573,007
Fund shares sold	2,805,747
Foreign tax reclaims	41,255
Dividends from affiliates	24,731
Other assets	4,063
Total Assets	8,188,589,130
Liabilities:
Payables:
Fund shares repurchased	4,621,443
Advisory fees	3,936,268
Transfer agent fees and expenses	1,038,067
Dividends	301,158
Trustees' deferred compensation fees	234,257
Professional fees	83,091
12b-1 Distribution and shareholder servicing fees	60,334
Trustees' fees and expenses	36,998
Affiliated fund administration fees payable	16,584
Custodian fees	7,569
Accrued expenses and other payables	307,762
Total Liabilities	10,643,531
Commitments and contingent liabilities (Note 3)
Net Assets	$8,177,945,599
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Growth and Income Fund
Statement of Assets and Liabilities
September 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,589,207,641
Total distributable earnings (loss)	4,588,737,958
Total Net Assets	$8,177,945,599
Net Assets - Class A Shares	$121,530,739
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,511,810
Net Asset Value Per Share(1)	$80.39
Maximum Offering Price Per Share(2)	$85.29
Net Assets - Class C Shares	$38,039,635
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	484,438
Net Asset Value Per Share(1)	$78.52
Net Assets - Class D Shares	$5,199,883,264
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	64,516,076
Net Asset Value Per Share	$80.60
Net Assets - Class I Shares	$406,831,168
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,043,886
Net Asset Value Per Share	$80.66
Net Assets - Class N Shares	$119,576,268
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,485,752
Net Asset Value Per Share	$80.48
Net Assets - Class R Shares	$4,494,152
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	56,436
Net Asset Value Per Share	$79.63
Net Assets - Class S Shares	$13,841,338
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	172,234
Net Asset Value Per Share	$80.36
Net Assets - Class T Shares	$2,273,749,035
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	28,250,563
Net Asset Value Per Share	$80.49

(1)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(2)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
6  | September 30, 2025

Janus Henderson Growth and Income Fund
Statement of Operations
For the year ended September 30, 2025

Investment Income:
Dividends	$108,365,598
Dividends from affiliates	287,811
Other income	30,532
Foreign tax withheld	(274,724)
Total Investment Income	108,409,217
Expenses:
Advisory fees	44,932,189
12b-1 Distribution and shareholder servicing fees:
Class A Shares	261,858
Class C Shares	355,677
Class R Shares	21,642
Class S Shares	33,180
Transfer agent administrative fees and expenses:
Class D Shares	5,189,077
Class R Shares	10,926
Class S Shares	33,277
Class T Shares	5,249,950
Transfer agent networking and omnibus fees:
Class A Shares	104,565
Class C Shares	25,536
Class I Shares	335,813
Other transfer agent fees and expenses:
Class A Shares	5,287
Class C Shares	1,679
Class D Shares	392,563
Class I Shares	10,639
Class N Shares	4,097
Class R Shares	135
Class S Shares	210
Class T Shares	15,310
Shareholder reports expense	449,618
Affiliated fund administration fees	225,239
Registration fees	182,473
Trustees' fees and expenses	139,368
Professional fees	97,950
Custodian fees	82,018
Other expenses	551,487
Total Expenses	58,711,763
Less: Excess Expense Reimbursement and Waivers	(608,462)
Net Expenses	58,103,301
Net Investment Income/(Loss)	50,305,916
Net Realized Gain/(Loss) on Investments:
Investments	1,095,888,985
Investments in affiliates	(751)
Total Net Realized Gain/(Loss) on Investments	1,095,888,234
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	81,347,112
Investments in affiliates	410
Total Change in Unrealized Net Appreciation/Depreciation	81,347,522
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,227,541,672
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Growth and Income Fund
Statements of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$50,305,916	$69,090,451
Net realized gain/(loss) on investments	1,095,888,234	818,706,332
Change in unrealized net appreciation/depreciation	81,347,522	795,532,698
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,227,541,672	1,683,329,481
Dividends and Distributions to Shareholders:
Class A Shares	(13,133,253)	(6,245,655)
Class C Shares	(5,415,787)	(2,994,502)
Class D Shares	(620,148,453)	(319,552,052)
Class I Shares	(52,349,167)	(28,977,791)
Class N Shares	(12,231,981)	(6,197,331)
Class R Shares	(523,626)	(371,350)
Class S Shares	(1,755,167)	(946,381)
Class T Shares	(278,171,059)	(146,071,366)
Net Decrease from Dividends and Distributions to Shareholders	(983,728,493)	(511,356,428)
Capital Share Transactions:
Class A Shares	13,043,563	6,535,520
Class C Shares	(6,055,394)	(5,176,224)
Class D Shares	278,218,461	43,656,463
Class I Shares	(3,682,568)	(36,096,598)
Class N Shares	21,346,773	1,099,958
Class R Shares	(1,091,001)	(715,956)
Class S Shares	(433,508)	(1,206,681)
Class T Shares	57,147,283	(36,113,503)
Net Increase/(Decrease) from Capital Share Transactions	358,493,609	(28,017,021)
Net Increase/(Decrease) in Net Assets	602,306,788	1,143,956,032
Net Assets:
Beginning of period	7,575,638,811	6,431,682,779
End of period	$8,177,945,599	$7,575,638,811
See Notes to Financial Statements.
8  | September 30, 2025

Janus Henderson Growth and Income Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$78.55	$66.68	$59.86	$73.95	$59.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.34	0.54	0.65	0.55	0.49
Net realized and unrealized gain/(loss)	11.70	16.53	10.25	(10.31)	16.06
Total from Investment Operations	12.04	17.07	10.90	(9.76)	16.55
Less Dividends and Distributions:
Dividends (from net investment income)	(0.34)	(0.56)	(0.66)	(0.57)	(0.51)
Distributions (from capital gains)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)
Total Dividends and Distributions	(10.20)	(5.20)	(4.08)	(4.33)	(2.37)
Net Asset Value, End of Period	$80.39	$78.55	$66.68	$59.86	$73.95
Total Return*	17.19%	26.90%	18.62%	(14.38)%	28.28%
Net Assets, End of Period (in thousands)	$121,531	$104,059	$81,967	$71,633	$91,735
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.98%	0.99%	1.01%	1.01%	1.01%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.97%	0.99%	1.01%	1.01%	1.01%
Ratio of Net Investment Income/(Loss)	0.47%	0.76%	0.98%	0.77%	0.71%
Portfolio Turnover Rate	39%	27%	22%	17%	11%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Growth and Income Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$77.06	$65.52	$58.87	$72.81	$58.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.10)	0.10	0.24	0.10	0.05
Net realized and unrealized gain/(loss)	11.43	16.19	10.08	(10.13)	15.82
Total from Investment Operations	11.33	16.29	10.32	(10.03)	15.87
Less Dividends and Distributions:
Dividends (from net investment income)	(0.01)	(0.11)	(0.25)	(0.15)	(0.10)
Distributions (from capital gains)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)
Total Dividends and Distributions	(9.87)	(4.75)	(3.67)	(3.91)	(1.96)
Net Asset Value, End of Period	$78.52	$77.06	$65.52	$58.87	$72.81
Total Return*	16.46%	26.08%	17.91%	(14.93)%	27.48%
Net Assets, End of Period (in thousands)	$38,040	$43,871	$41,905	$40,161	$53,156
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.60%	1.63%	1.63%	1.64%	1.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.60%	1.63%	1.63%	1.64%	1.65%
Ratio of Net Investment Income/(Loss)	(0.14)%	0.14%	0.36%	0.15%	0.08%
Portfolio Turnover Rate	39%	27%	22%	17%	11%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | September 30, 2025

Janus Henderson Growth and Income Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$78.72	$66.82	$59.97	$74.09	$59.87
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.52	0.73	0.83	0.74	0.67
Net realized and unrealized gain/(loss)	11.74	16.56	10.28	(10.34)	16.11
Total from Investment Operations	12.26	17.29	11.11	(9.60)	16.78
Less Dividends and Distributions:
Dividends (from net investment income)	(0.52)	(0.75)	(0.84)	(0.76)	(0.70)
Distributions (from capital gains)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)
Total Dividends and Distributions	(10.38)	(5.39)	(4.26)	(4.52)	(2.56)
Net Asset Value, End of Period	$80.60	$78.72	$66.82	$59.97	$74.09
Total Return*	17.48%	27.20%	18.94%	(14.17)%	28.63%
Net Assets, End of Period (in thousands)	$5,199,883	$4,758,701	$3,980,874	$3,529,397	$4,284,567
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.74%	0.74%	0.75%	0.75%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.74%	0.74%	0.75%	0.75%	0.75%
Ratio of Net Investment Income/(Loss)	0.71%	1.02%	1.24%	1.04%	0.97%
Portfolio Turnover Rate	39%	27%	22%	17%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Growth and Income Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$78.78	$66.86	$60.00	$74.12	$59.90
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.54	0.76	0.86	0.78	0.71
Net realized and unrealized gain/(loss)	11.74	16.58	10.29	(10.35)	16.10
Total from Investment Operations	12.28	17.34	11.15	(9.57)	16.81
Less Dividends and Distributions:
Dividends (from net investment income)	(0.54)	(0.78)	(0.87)	(0.79)	(0.73)
Distributions (from capital gains)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)
Total Dividends and Distributions	(10.40)	(5.42)	(4.29)	(4.55)	(2.59)
Net Asset Value, End of Period	$80.66	$78.78	$66.86	$60.00	$74.12
Total Return*	17.49%	27.27%	19.01%	(14.12)%	28.68%
Net Assets, End of Period (in thousands)	$406,831	$402,270	$374,459	$344,524	$458,387
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.71%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income/(Loss)	0.74%	1.06%	1.29%	1.08%	1.03%
Portfolio Turnover Rate	39%	27%	22%	17%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | September 30, 2025

Janus Henderson Growth and Income Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$78.63	$66.74	$59.90	$74.01	$59.80
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.60	0.82	0.89	0.84	0.76
Net realized and unrealized gain/(loss)	11.71	16.55	10.29	(10.35)	16.09
Total from Investment Operations	12.31	17.37	11.18	(9.51)	16.85
Less Dividends and Distributions:
Dividends (from net investment income)	(0.60)	(0.84)	(0.92)	(0.84)	(0.78)
Distributions (from capital gains)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)
Total Dividends and Distributions	(10.46)	(5.48)	(4.34)	(4.60)	(2.64)
Net Asset Value, End of Period	$80.48	$78.63	$66.74	$59.90	$74.01
Total Return*	17.59%	27.37%	19.10%	(14.06)%	28.81%
Net Assets, End of Period (in thousands)	$119,576	$93,813	$79,133	$47,906	$73,167
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.63%	0.62%	0.63%	0.63%	0.62%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.62%	0.62%	0.63%	0.63%	0.62%
Ratio of Net Investment Income/(Loss)	0.82%	1.13%	1.34%	1.17%	1.09%
Portfolio Turnover Rate	39%	27%	22%	17%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Growth and Income Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$77.91	$66.18	$59.42	$73.44	$59.35
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.06	0.27	0.39	0.27	0.23
Net realized and unrealized gain/(loss)	11.58	16.38	10.17	(10.23)	15.95
Total from Investment Operations	11.64	16.65	10.56	(9.96)	16.18
Less Dividends and Distributions:
Dividends (from net investment income)	(0.06)	(0.28)	(0.38)	(0.30)	(0.23)
Distributions (from capital gains)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)
Total Dividends and Distributions	(9.92)	(4.92)	(3.80)	(4.06)	(2.09)
Net Asset Value, End of Period	$79.63	$77.91	$66.18	$59.42	$73.44
Total Return*	16.72%	26.40%	18.15%	(14.72)%	27.82%
Net Assets, End of Period (in thousands)	$4,494	$5,407	$5,231	$5,477	$7,329
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.43%	1.42%	1.42%	1.40%	1.39%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.37%	1.38%	1.42%	1.40%	1.39%
Ratio of Net Investment Income/(Loss)	0.08%	0.38%	0.58%	0.38%	0.34%
Portfolio Turnover Rate	39%	27%	22%	17%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | September 30, 2025

Janus Henderson Growth and Income Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$78.52	$66.66	$59.83	$73.92	$59.74
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.25	0.46	0.58	0.46	0.42
Net realized and unrealized gain/(loss)	11.69	16.51	10.25	(10.31)	16.05
Total from Investment Operations	11.94	16.97	10.83	(9.85)	16.47
Less Dividends and Distributions:
Dividends (from net investment income)	(0.24)	(0.47)	(0.58)	(0.48)	(0.43)
Distributions (from capital gains)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)
Total Dividends and Distributions	(10.10)	(5.11)	(4.00)	(4.24)	(2.29)
Net Asset Value, End of Period	$80.36	$78.52	$66.66	$59.83	$73.92
Total Return*	17.03%	26.74%	18.51%	(14.49)%	28.15%
Net Assets, End of Period (in thousands)	$13,841	$13,861	$12,791	$12,049	$23,935
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.14%	1.14%	1.14%	1.13%	1.13%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.11%	1.11%	1.12%	1.12%	1.12%
Ratio of Net Investment Income/(Loss)	0.34%	0.64%	0.87%	0.63%	0.61%
Portfolio Turnover Rate	39%	27%	22%	17%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Growth and Income Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$78.63	$66.75	$59.90	$74.01	$59.81
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.44	0.65	0.76	0.67	0.60
Net realized and unrealized gain/(loss)	11.71	16.54	10.28	(10.34)	16.08
Total from Investment Operations	12.15	17.19	11.04	(9.67)	16.68
Less Dividends and Distributions:
Dividends (from net investment income)	(0.43)	(0.67)	(0.77)	(0.68)	(0.62)
Distributions (from capital gains)	(9.86)	(4.64)	(3.42)	(3.76)	(1.86)
Total Dividends and Distributions	(10.29)	(5.31)	(4.19)	(4.44)	(2.48)
Net Asset Value, End of Period	$80.49	$78.63	$66.75	$59.90	$74.01
Total Return*	17.34%	27.06%	18.84%	(14.26)%	28.49%
Net Assets, End of Period (in thousands)	$2,273,749	$2,153,656	$1,855,322	$1,683,707	$2,108,286
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.87%	0.87%	0.87%	0.87%	0.87%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.85%	0.85%	0.85%	0.85%	0.86%
Ratio of Net Investment Income/(Loss)	0.60%	0.91%	1.14%	0.93%	0.87%
Portfolio Turnover Rate	39%	27%	22%	17%	11%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | September 30, 2025

Janus Henderson Growth and Income Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Growth and Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term capital growth and current income. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”)
to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Janus Investment Fund | 17

Janus Henderson Growth and Income Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended September 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
18 | September 30, 2025

Janus Henderson Growth and Income Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Janus Investment Fund | 19

Janus Henderson Growth and Income Fund
Notes to Financial Statements
Dividends and Distributions
Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.60% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.62% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
20 | September 30, 2025

Janus Henderson Growth and Income Fund
Notes to Financial Statements
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $532,252 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
Janus Investment Fund | 21

Janus Henderson Growth and Income Fund
Notes to Financial Statements
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2025, the Distributor retained upfront sales charges of $7,453.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class A Shares paid CDSCs of $280 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class C Shares paid CDSCs of $1,235.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
22 | September 30, 2025

Janus Henderson Growth and Income Fund
Notes to Financial Statements
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
As of September 30, 2025, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class A Shares	- %	- %
Class C Shares	-	-
Class D Shares	-	-
Class I Shares	-	-
Class N Shares	38	1
Class R Shares	-	-
Class S Shares	-	-
Class T Shares	-	-
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$798,709	$860,434,967	$-	$-	$(218,375)	$3,727,722,657
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$4,453,075,495	$3,785,675,866	$(57,953,209)	$3,727,722,657
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$49,527,403	$934,201,090	$-	$-

For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$69,135,789	$442,220,639	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $27,415,708, all of which is long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
Janus Investment Fund | 23

Janus Henderson Growth and Income Fund
Notes to Financial Statements
5. Capital Share Transactions
	Year ended September 30, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	465,772	$33,603,572	352,757	$25,126,160
Reinvested dividends and distributions	158,440	11,173,370	73,928	5,015,519
Shares repurchased	(437,147)	(31,733,379)	(331,111)	(23,606,159)
Net Increase/(Decrease)	187,065	$13,043,563	95,574	$6,535,520
Class C Shares:
Shares sold	42,158	$2,971,674	64,468	$4,485,732
Reinvested dividends and distributions	73,729	5,088,008	41,179	2,720,077
Shares repurchased	(200,739)	(14,115,076)	(175,979)	(12,382,033)
Net Increase/(Decrease)	(84,852)	$(6,055,394)	(70,332)	$(5,176,224)
Class D Shares:
Shares sold	2,588,513	$186,777,716	1,543,646	$110,917,638
Reinvested dividends and distributions	8,417,462	595,229,107	4,512,429	307,244,523
Shares repurchased	(6,937,440)	(503,788,362)	(5,186,113)	(374,505,698)
Net Increase/(Decrease)	4,068,535	$278,218,461	869,962	$43,656,463
Class I Shares:
Shares sold	975,022	$71,288,368	1,090,044	$78,502,285
Reinvested dividends and distributions	693,754	49,095,330	394,210	26,859,422
Shares repurchased	(1,731,402)	(124,066,266)	(1,978,545)	(141,458,305)
Net Increase/(Decrease)	(62,626)	$(3,682,568)	(494,291)	$(36,096,598)
Class N Shares:
Shares sold	510,583	$37,007,437	423,416	$30,992,142
Reinvested dividends and distributions	172,280	12,170,422	86,674	5,902,742
Shares repurchased	(390,269)	(27,831,086)	(502,622)	(35,794,926)
Net Increase/(Decrease)	292,594	$21,346,773	7,468	$1,099,958
Class R Shares:
Shares sold	6,514	$462,656	13,269	$941,600
Reinvested dividends and distributions	7,453	520,853	5,528	370,014
Shares repurchased	(26,929)	(2,074,510)	(28,450)	(2,027,570)
Net Increase/(Decrease)	(12,962)	$(1,091,001)	(9,653)	$(715,956)
Class S Shares:
Shares sold	14,348	$1,035,412	16,480	$1,181,860
Reinvested dividends and distributions	24,888	1,753,740	13,968	945,143
Shares repurchased	(43,521)	(3,222,660)	(45,800)	(3,333,684)
Net Increase/(Decrease)	(4,285)	$(433,508)	(15,352)	$(1,206,681)
Class T Shares:
Shares sold	1,904,255	$138,671,237	1,530,903	$110,581,708
Reinvested dividends and distributions	3,858,588	272,421,580	2,104,688	142,964,949
Shares repurchased	(4,901,981)	(353,945,534)	(4,042,905)	(289,660,160)
Net Increase/(Decrease)	860,862	$57,147,283	(407,314)	$(36,113,503)
6. Purchases and Sales of Investment Securities
For the year ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$2,920,125,979	$3,497,202,544	$-	$-
24 | September 30, 2025

Janus Henderson Growth and Income Fund
Notes to Financial Statements
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 25

Janus Henderson Growth And Income Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Growth and Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Growth and Income Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
26 | September 30, 2025

Janus Henderson Growth And Income Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2025:
Capital Gain Distributions	$961,616,798
Dividends Received Deduction Percentage	100%
Qualified Dividend Income Percentage	100%
Janus Investment Fund | 27

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
28 | September 30, 2025

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Janus Investment Fund | 29

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
30 | September 30, 2025

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
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Janus Henderson Growth and Income Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
32 | September 30, 2025

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Growth and Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
34 | September 30, 2025

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
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Janus Henderson Growth and Income Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
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Janus Henderson Growth and Income Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 37

Janus Henderson Growth and Income Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
38 | September 30, 2025

Janus Henderson Growth and Income Fund
Notes
Janus Investment Fund | 39

Janus Henderson Growth and Income Fund
Notes
40 | September 30, 2025

Janus Henderson Growth and Income Fund
Notes
Janus Investment Fund | 41

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93048 11-25

ANNUAL FINANCIAL STATEMENTS

September 30, 2025
Janus Henderson Overseas Fund
Janus Investment Fund

Janus Henderson Overseas Fund

Janus Henderson Overseas Fund
Schedule of Investments
September 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 97.9%
Aerospace & Defense – 6.7%
BAE Systems PLC	7,129,965	$197,540,962
Rheinmetall AG	27,340	63,635,629
		261,176,591
Airlines – 1.2%
Ryanair Holdings PLC	1,523,735	44,570,769
Banks – 15.8%
Banco Bilbao Vizcaya Argentaria SA	7,073,102	136,058,683
Erste Group Bank AG	1,345,721	131,535,012
HDFC Bank Ltd	11,320,782	121,297,123
Natwest Group PLC	6,943,594	48,730,470
Resona Holdings Inc	13,394,500	136,369,361
UniCredit SpA	547,655	41,574,734
		615,565,383
Beverages – 4.8%
Davide Campari-Milano NV#	11,722,376	73,845,661
Heineken NV	1,462,780	114,229,873
		188,075,534
Biotechnology – 2.9%
Argenx SE (ADR)*	92,825	68,464,007
Ascendis Pharma A/S (ADR)*	159,151	31,640,810
Zai Lab Ltd*	3,360,800	11,472,950
Zai Lab Ltd (ADR)*	84,082	2,849,539
		114,427,306
Capital Markets – 0.9%
St James's Place PLC	2,091,036	35,756,573
Chemicals – 2.5%
Shin-Etsu Chemical Co Ltd	1,883,100	61,626,264
Taiyo Nippon Sanso Corp	998,300	35,378,383
		97,004,647
Commercial Services & Supplies – 1.9%
Rentokil Initial PLC	14,730,456	74,425,484
Diversified Telecommunication Services – 3.0%
Deutsche Telekom AG	3,427,477	116,761,226
Electrical Equipment – 1.5%
Contemporary Amperex Technology Co Ltd - Class A	1,024,856	57,881,950
Electronic Equipment, Instruments & Components – 2.9%
Hexagon AB - Class B	9,435,931	113,244,207
Entertainment – 5.2%
Liberty Media Corp-Liberty Formula One - Series C*	1,013,324	105,841,692
Spotify Technology SA*	137,976	96,307,248
		202,148,940
Hotels, Restaurants & Leisure – 1.0%
Trip.com Group Ltd	262,609	19,908,879
Trip.com Group Ltd (ADR)	242,909	18,266,757
		38,175,636
Information Technology Services – 1.6%
Fujitsu Ltd	2,668,400	62,746,696
Insurance – 8.0%
AIA Group Ltd	13,154,400	126,092,114
Aon PLC - Class A	208,175	74,231,041
Dai-ichi Life Holdings Inc	13,853,700	108,996,165
		309,319,320
Interactive Media & Services – 3.0%
Tencent Holdings Ltd	1,380,400	117,608,049
Machinery – 1.6%
Alstom SA*	2,402,610	63,124,861
Metals & Mining – 3.0%
Teck Resources Ltd	2,662,449	116,811,004
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Overseas Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Multiline Retail – 1.5%
MercadoLibre Inc*	25,086	$58,624,477
Oil, Gas & Consumable Fuels – 3.6%
Canadian Natural Resources Ltd	2,653,367	84,801,609
TotalEnergies SE	902,743	55,079,271
		139,880,880
Personal Products – 2.4%
Unilever PLC	1,595,192	94,281,266
Pharmaceuticals – 5.0%
AstraZeneca PLC	662,317	101,156,138
Sanofi	979,225	92,548,794
		193,704,932
Professional Services – 0.9%
Recruit Holdings Co Ltd	628,800	33,741,117
Semiconductor & Semiconductor Equipment – 10.6%
ASML Holding NV	136,359	132,928,036
Taiwan Semiconductor Manufacturing Co Ltd	6,406,000	278,780,356
		411,708,392
Software – 1.7%
SAP SE	249,690	66,931,316
Specialty Retail – 1.2%
Industria de Diseno Textil SA	833,064	46,017,773
Textiles, Apparel & Luxury Goods – 3.5%
LVMH Moet Hennessy Louis Vuitton SE	113,896	69,682,319
Samsonite International SAž	31,002,929	66,471,311
		136,153,630
Total Common Stocks (cost $2,742,251,213)		3,809,867,959
Investment Companies – 2.6%
Money Markets – 2.6%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $100,959,628)	100,939,440	100,959,628
Investments Purchased with Cash Collateral from Securities Lending – 1.0%
Investment Companies – 0.8%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº,£	30,124,401	30,124,401
Time Deposits – 0.2%
Royal Bank of Canada, 4.0800%, 10/1/25	$7,531,100	7,531,100
Total Investments Purchased with Cash Collateral from Securities Lending (cost $37,655,501)		37,655,501
Total Investments (total cost $2,880,866,342) – 101.5%		3,948,483,088
Liabilities, net of Cash, Receivables and Other Assets – (1.5)%		(56,567,883)
Net Assets – 100%		$3,891,915,205
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2025

Janus Henderson Overseas Fund
Schedule of Investments
September 30, 2025

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United Kingdom	$551,890,893	14.0%
Japan	438,857,986	11.1
United States	318,687,862	8.1
France	280,435,245	7.1
Taiwan	278,780,356	7.1
Germany	247,328,171	6.3
Netherlands	247,157,909	6.2
China	227,988,124	5.8
Sweden	209,551,455	5.3
Canada	201,612,613	5.1
Hong Kong	192,563,425	4.9
Spain	182,076,456	4.6
Austria	131,535,012	3.3
India	121,297,123	3.1
Italy	115,420,395	2.9
Belgium	68,464,007	1.7
Argentina	58,624,477	1.5
Ireland	44,570,769	1.1
Denmark	31,640,810	0.8
Total	$3,948,483,088	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 2.6%
Money Markets - 2.6%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$81,546,138	$1,095,398,516	$(1,075,985,584)	$(395)	$953	$100,959,628	100,939,440	$2,947,544
Investments Purchased with Cash Collateral from Securities Lending - 0.8%
Investment Companies - 0.8%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	10,674,137	434,789,332	(415,339,068)	-	-	30,124,401	30,124,401	88,196 ∆
Total Affiliated Investments - 3.4%
	$92,220,275	$1,530,187,848	$(1,491,324,652)	$(395)	$953	$131,084,029	131,063,841	$3,035,740
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended September 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$2,638,210
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Overseas Fund
Schedule of Investments
September 30, 2025

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Equity Contracts
Swap contracts	$3,549,163
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
Average Ending Monthly Value of Derivative Instruments During the Year Ended September 30, 2025
Total return swaps:
Average notional amount	$16,689,127

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$35,186,115	$—	$(35,186,115)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | September 30, 2025

Janus Henderson Overseas Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the year ended September 30, 2025 is $66,471,311, which represents 1.7% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
#	Loaned security; a portion of the security is on loan at September 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Biotechnology	$102,954,356	$11,472,950	$-
Entertainment	202,148,940	-	-
Hotels, Restaurants & Leisure	18,266,757	19,908,879	-
Insurance	74,231,041	235,088,279	-
Metals & Mining	116,811,004	-	-
Multiline Retail	58,624,477	-	-
Oil, Gas & Consumable Fuels	84,801,609	55,079,271	-
All Other	-	2,830,480,396	-
Investment Companies	-	100,959,628	-
Investments Purchased with Cash Collateral from Securities Lending	-	37,655,501	-
Total Assets	$657,838,184	$3,290,644,904	$-
Janus Investment Fund | 5

Janus Henderson Overseas Fund
Statement of Assets and Liabilities
September 30, 2025

Assets:
Unaffiliated investments, at value (cost $2,749,782,313)(1)	$3,817,399,059
Affiliated investments, at value (cost $131,084,029)	131,084,029
Cash denominated in foreign currency (cost $132,530)	132,530
Trustees' deferred compensation	111,551
Receivables:
Investments sold	16,834,742
Foreign tax reclaims	7,538,849
Dividends	6,020,893
Fund shares sold	2,284,549
Dividends from affiliates	201,992
Other assets	613,720
Total Assets	3,982,221,914
Liabilities:
Collateral for securities loaned (Note 3)	37,655,501
Payables:
Investments purchased	29,570,470
Foreign tax liability	13,020,325
Foreign withholding tax reclaim fee (Note 1)	5,203,315
Fund shares repurchased	1,921,859
Advisory fees	1,852,838
Transfer agent fees and expenses	513,085
Trustees' deferred compensation fees	111,551
Professional fees	95,988
12b-1 Distribution and shareholder servicing fees	92,522
Custodian fees	30,314
Trustees' fees and expenses	18,127
Affiliated fund administration fees payable	7,871
Accrued expenses and other payables	212,943
Total Liabilities	90,306,709
Commitments and contingent liabilities (Note 4)
Net Assets	$3,891,915,205
See footnotes at the end of the Statement.
See Notes to Financial Statements.
6  | September 30, 2025

Janus Henderson Overseas Fund
Statement of Assets and Liabilities
September 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,094,195,231
Total distributable earnings (loss) (includes $13,020,325 of foreign capital gains tax)	(202,280,026)
Total Net Assets	$3,891,915,205
Net Assets - Class A Shares	$217,330,033
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	3,894,780
Net Asset Value Per Share(2)	$55.80
Maximum Offering Price Per Share(3)	$59.20
Net Assets - Class C Shares	$9,643,206
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	176,774
Net Asset Value Per Share(2)	$54.55
Net Assets - Class D Shares	$786,729,190
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,185,398
Net Asset Value Per Share	$55.46
Net Assets - Class I Shares	$1,561,066,014
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	28,076,361
Net Asset Value Per Share	$55.60
Net Assets - Class N Shares	$582,931,372
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,531,042
Net Asset Value Per Share	$55.35
Net Assets - Class R Shares	$24,478,683
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	445,149
Net Asset Value Per Share	$54.99
Net Assets - Class S Shares	$152,676,433
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,753,503
Net Asset Value Per Share	$55.45
Net Assets - Class T Shares	$557,060,274
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	10,033,703
Net Asset Value Per Share	$55.52

(1)	Includes $35,186,115 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Overseas Fund
Statement of Operations
For the year ended September 30, 2025

Investment Income:
Dividends	$77,890,292
Dividends from affiliates	2,947,544
Affiliated securities lending income, net	88,196
Unaffiliated securities lending income, net	22,413
Other income	732,288
Foreign tax withheld (net of foreign withholding tax reclaim fee of $986,810 (Note 1))	(5,786,156)
Total Investment Income	75,894,577
Expenses:
Advisory fees	22,612,081
12b-1 Distribution and shareholder servicing fees:
Class A Shares	506,517
Class C Shares	98,131
Class R Shares	112,050
Class S Shares	348,876
Transfer agent administrative fees and expenses:
Class D Shares	756,424
Class R Shares	56,926
Class S Shares	349,110
Class T Shares	1,278,754
Transfer agent networking and omnibus fees:
Class A Shares	425,431
Class C Shares	11,697
Class I Shares	1,717,855
Other transfer agent fees and expenses:
Class A Shares	11,180
Class C Shares	480
Class D Shares	110,479
Class I Shares	48,042
Class N Shares	16,660
Class R Shares	480
Class S Shares	1,771
Class T Shares	5,387
Custodian fees	416,098
Professional fees	364,203
Shareholder reports expense	235,311
Registration fees	199,786
Affiliated fund administration fees	106,104
Trustees' fees and expenses	68,663
Other expenses	327,145
Total Expenses	30,185,641
Less: Excess Expense Reimbursement and Waivers	(73,740)
Net Expenses	30,111,901
Net Investment Income/(Loss)	45,782,676
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	59,447,430
Investments in affiliates	(395)
Swap contracts	2,638,210
Total Net Realized Gain/(Loss) on Investments	62,085,245
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation (net of increase in deferred foreign taxes of $11,845,059)	412,690,111
Investments in affiliates	953
Swap contracts	3,549,163
Total Change in Unrealized Net Appreciation/Depreciation	416,240,227
Net Increase/(Decrease) in Net Assets Resulting from Operations	$524,108,148
See Notes to Financial Statements.
8  | September 30, 2025

Janus Henderson Overseas Fund
Statements of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$45,782,676	$49,839,290
Net realized gain/(loss) on investments	62,085,245	157,077,028
Change in unrealized net appreciation/depreciation	416,240,227	403,648,451
Net Increase/(Decrease) in Net Assets Resulting from Operations	524,108,148	610,564,769
Dividends and Distributions to Shareholders:
Class A Shares	(2,662,264)	(3,016,003)
Class C Shares	(47,335)	(155,195)
Class D Shares	(10,386,392)	(8,959,406)
Class I Shares	(24,533,623)	(18,111,712)
Class N Shares	(5,408,618)	(3,536,669)
Class R Shares	(208,777)	(191,620)
Class S Shares	(1,670,004)	(1,360,835)
Class T Shares	(7,481,430)	(6,551,276)
Net Decrease from Dividends and Distributions to Shareholders	(52,398,443)	(41,882,716)
Capital Share Transactions:
Class A Shares	(21,031,246)	(35,196,032)
Class C Shares	(3,199,533)	(5,487,162)
Class D Shares	(2,111,581)	(39,603,713)
Class I Shares	(254,838,055)	113,009,644
Class N Shares	196,117,359	107,638,203
Class R Shares	(1,881,926)	(3,183,622)
Class S Shares	(3,251,688)	(8,782,889)
Class T Shares	(32,157,451)	(54,183,901)
Net Increase/(Decrease) from Capital Share Transactions	(122,354,121)	74,210,528
Net Increase/(Decrease) in Net Assets	349,355,584	642,892,581
Net Assets:
Beginning of period	3,542,559,621	2,899,667,040
End of period	$3,891,915,205	$3,542,559,621
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Overseas Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$49.00	$40.98	$34.10	$43.91	$33.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.50 (2)	0.59 (3)	0.28	0.63	0.43
Net realized and unrealized gain/(loss)	6.92	8.04	7.14	(10.09)	10.64
Total from Investment Operations	7.42	8.63	7.42	(9.46)	11.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.62)	(0.61)	(0.54)	(0.35)	(0.24)
Total Dividends and Distributions	(0.62)	(0.61)	(0.54)	(0.35)	(0.24)
Net Asset Value, End of Period	$55.80	$49.00	$40.98	$34.10	$43.91
Total Return*	15.37%	21.33%	21.80%	(21.71)%	33.54%
Net Assets, End of Period (in thousands)	$217,330	$212,180	$209,483	$19,008	$21,130
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.16% (4)	1.18% (5)	1.17%	1.22%	1.22%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.15%	1.18%	1.17%	1.22%	1.22%
Ratio of Net Investment Income/(Loss)	1.01% (2)	1.31% (3)	0.66%	1.53%	1.03%
Portfolio Turnover Rate	42%	45%	42%	32%	27%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.06%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
10 | September 30, 2025

Janus Henderson Overseas Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$47.82	$40.11	$33.48	$43.14	$32.58
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.15 (2)	0.26 (3)	0.08	0.36	(0.02)
Net realized and unrealized gain/(loss)	6.79	7.90	6.94	(10.02)	10.58
Total from Investment Operations	6.94	8.16	7.02	(9.66)	10.56
Less Dividends and Distributions:
Dividends (from net investment income)	(0.21)	(0.45)	(0.39)	—	—
Total Dividends and Distributions	(0.21)	(0.45)	(0.39)	—	—
Net Asset Value, End of Period	$54.55	$47.82	$40.11	$33.48	$43.14
Total Return*	14.59%	20.56%	20.98%	(22.39)%	32.41%
Net Assets, End of Period (in thousands)	$9,643	$11,625	$14,765	$1,941	$1,295
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.83% (4)	1.83% (5)	1.82%	2.13%	2.06%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.83%	1.83%	1.82%	2.09%	2.06%
Ratio of Net Investment Income/(Loss)	0.31% (2)	0.58% (3)	0.19%	0.90%	(0.04)%
Portfolio Turnover Rate	42%	45%	42%	32%	27%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.06%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Overseas Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$48.68	$40.61	$33.78	$43.49	$32.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.66 (2)	0.71 (3)	0.68	0.73	0.53
Net realized and unrealized gain/(loss)	6.87	7.96	6.78	(9.98)	10.54
Total from Investment Operations	7.53	8.67	7.46	(9.25)	11.07
Less Dividends and Distributions:
Dividends (from net investment income)	(0.75)	(0.60)	(0.63)	(0.46)	(0.35)
Total Dividends and Distributions	(0.75)	(0.60)	(0.63)	(0.46)	(0.35)
Net Asset Value, End of Period	$55.46	$48.68	$40.61	$33.78	$43.49
Total Return*	15.74%	21.63%	22.13%	(21.48)%	33.89%
Net Assets, End of Period (in thousands)	$786,729	$693,569	$614,116	$528,221	$726,916
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.83% (4)	0.94% (5)	0.94%	0.95%	0.95%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.83%	0.94%	0.94%	0.95%	0.95%
Ratio of Net Investment Income/(Loss)	1.35% (2)	1.58% (3)	1.65%	1.77%	1.28%
Portfolio Turnover Rate	42%	45%	42%	32%	27%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.06%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
12 | September 30, 2025

Janus Henderson Overseas Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$48.82	$40.73	$33.89	$43.68	$32.91
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.67 (2)	0.75 (3)	0.72	0.83	0.72
Net realized and unrealized gain/(loss)	6.88	7.96	6.79	(10.11)	10.41
Total from Investment Operations	7.55	8.71	7.51	(9.28)	11.13
Less Dividends and Distributions:
Dividends (from net investment income)	(0.77)	(0.62)	(0.67)	(0.51)	(0.36)
Total Dividends and Distributions	(0.77)	(0.62)	(0.67)	(0.51)	(0.36)
Net Asset Value, End of Period	$55.60	$48.82	$40.73	$33.89	$43.68
Total Return*	15.76%	21.68%	22.21%	(21.46)%	33.96%
Net Assets, End of Period (in thousands)	$1,561,066	$1,622,258	$1,261,147	$532,808	$312,685
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.81% (4)	0.90% (5)	0.90%	0.92%	0.90%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.90%	0.90%	0.92%	0.90%
Ratio of Net Investment Income/(Loss)	1.36% (2)	1.65% (3)	1.73%	2.05%	1.72%
Portfolio Turnover Rate	42%	45%	42%	32%	27%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.06%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Overseas Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$48.60	$40.54	$33.73	$43.43	$32.72
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.70 (2)	0.75 (3)	0.77	0.84	0.64
Net realized and unrealized gain/(loss)	6.86	7.97	6.73	(10.02)	10.46
Total from Investment Operations	7.56	8.72	7.50	(9.18)	11.10
Less Dividends and Distributions:
Dividends (from net investment income)	(0.81)	(0.66)	(0.69)	(0.52)	(0.39)
Total Dividends and Distributions	(0.81)	(0.66)	(0.69)	(0.52)	(0.39)
Net Asset Value, End of Period	$55.35	$48.60	$40.54	$33.73	$43.43
Total Return*	15.88%	21.83%	22.31%	(21.37)%	34.06%
Net Assets, End of Period (in thousands)	$582,931	$321,875	$171,597	$70,342	$61,263
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.69% (4)	0.80% (5)	0.79%	0.81%	0.81%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.69%	0.80%	0.79%	0.81%	0.81%
Ratio of Net Investment Income/(Loss)	1.42% (2)	1.67% (3)	1.87%	2.07%	1.54%
Portfolio Turnover Rate	42%	45%	42%	32%	27%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.06%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
14 | September 30, 2025

Janus Henderson Overseas Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$48.26	$40.26	$33.48	$43.10	$32.48
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.36 (2)	0.43 (3)	0.42	0.47	0.27
Net realized and unrealized gain/(loss)	6.81	7.92	6.73	(9.90)	10.48
Total from Investment Operations	7.17	8.35	7.15	(9.43)	10.75
Less Dividends and Distributions:
Dividends (from net investment income)	(0.44)	(0.35)	(0.37)	(0.19)	(0.13)
Total Dividends and Distributions	(0.44)	(0.35)	(0.37)	(0.19)	(0.13)
Net Asset Value, End of Period	$54.99	$48.26	$40.26	$33.48	$43.10
Total Return*	15.03%	20.91%	21.39%	(21.97)%	33.12%
Net Assets, End of Period (in thousands)	$24,479	$23,356	$22,305	$18,008	$24,155
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.45% (4)	1.55% (5)	1.55%	1.56%	1.56%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.45%	1.55%	1.55%	1.56%	1.56%
Ratio of Net Investment Income/(Loss)	0.73% (2)	0.95% (3)	1.02%	1.16%	0.66%
Portfolio Turnover Rate	42%	45%	42%	32%	27%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.06%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Overseas Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$48.68	$40.61	$33.77	$43.48	$32.77
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.49 (2)	0.55 (3)	0.52	0.59	0.38
Net realized and unrealized gain/(loss)	6.86	7.98	6.80	(10.00)	10.55
Total from Investment Operations	7.35	8.53	7.32	(9.41)	10.93
Less Dividends and Distributions:
Dividends (from net investment income)	(0.58)	(0.46)	(0.48)	(0.30)	(0.22)
Total Dividends and Distributions	(0.58)	(0.46)	(0.48)	(0.30)	(0.22)
Net Asset Value, End of Period	$55.45	$48.68	$40.61	$33.77	$43.48
Total Return*	15.33%	21.21%	21.72%	(21.77)%	33.43%
Net Assets, End of Period (in thousands)	$152,676	$136,644	$121,809	$101,257	$130,076
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.19% (4)	1.29% (5)	1.29%	1.31%	1.31%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.19%	1.29%	1.29%	1.31%	1.31%
Ratio of Net Investment Income/(Loss)	1.00% (2)	1.23% (3)	1.28%	1.43%	0.92%
Portfolio Turnover Rate	42%	45%	42%	32%	27%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.06%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
16 | September 30, 2025

Janus Henderson Overseas Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$48.73	$40.66	$33.81	$43.53	$32.80
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	0.61 (2)	0.66 (3)	0.65	0.69	0.49
Net realized and unrealized gain/(loss)	6.88	7.97	6.79	(9.99)	10.56
Total from Investment Operations	7.49	8.63	7.44	(9.30)	11.05
Less Dividends and Distributions:
Dividends (from net investment income)	(0.70)	(0.56)	(0.59)	(0.42)	(0.32)
Total Dividends and Distributions	(0.70)	(0.56)	(0.59)	(0.42)	(0.32)
Net Asset Value, End of Period	$55.52	$48.73	$40.66	$33.81	$43.53
Total Return*	15.64%	21.49%	22.05%	(21.56)%	33.78%
Net Assets, End of Period (in thousands)	$557,060	$521,052	$484,446	$399,703	$534,168
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.94% (4)	1.04% (5)	1.04%	1.05%	1.05%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.93%	1.03%	1.03%	1.04%	1.05%
Ratio of Net Investment Income/(Loss)	1.24% (2)	1.46% (3)	1.59%	1.68%	1.19%
Portfolio Turnover Rate	42%	45%	42%	32%	27%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2025. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.03 and 0.06%,
respectively.

(3)
Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets include foreign withholding tax reclaims received during the fiscal year ended 2024. The impact of the foreign withholding tax reclaims received, net of the related professional fees, to Net investment income/(loss) per share and Ratio of Net Investment Income/(Loss) to Average Net Assets is $0.04 and 0.09%,
respectively.

(4)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2025. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

(5)
Ratio of Gross Expenses includes additional professional fees related to foreign withholding tax reclaims received during the fiscal year ended
2024. The impact of the additional professional fees to Ratio of Gross Expenses is 0.01%.

See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Overseas Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Overseas Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
18 | September 30, 2025

Janus Henderson Overseas Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended September 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Janus Investment Fund | 19

Janus Henderson Overseas Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
20 | September 30, 2025

Janus Henderson Overseas Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Foreign Taxes
The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the Fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. The Statement of Operations reflects $3,179,093 of tax reclaims received as well as $248,907 of professional fees and $986,810 of certain fees assessed by the Internal Revenue Service due to the recovery of foreign withholding taxes after such amounts were previously passed through to Fund shareholders as foreign tax credits.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended September 30, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.
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Janus Henderson Overseas Fund
Notes to Financial Statements
The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded
22 | September 30, 2025

Janus Henderson Overseas Fund
Notes to Financial Statements
derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set  of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by the Fund or its counterparty to collateralize obligations under the swap. If the other party to a swap that is not collateralized defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements. Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Fund’s Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the year is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set  rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the year, the Fund entered into total return swaps on equity securities to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract
Janus Investment Fund | 23

Janus Henderson Overseas Fund
Notes to Financial Statements
and, in some cases, dividends paid on the securities.
There were no total return swaps held at September 30, 2025.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Market Investing
Within the parameters of its specific investment policies, the Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” Such countries include but are not limited to countries included in the MSCI Emerging Markets IndexSM. Emerging market countries in which the Fund may invest include frontier market countries, the economies of which are less developed than other emerging market countries. To the extent that the Fund invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. Similarly, issuers in such markets may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which U.S. companies are subject. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Developing countries may also experience a higher level of exposure and vulnerability to the adverse effects of climate change. This can be attributed to both the geographic location of emerging market countries and/or a country’s lack of access to technology or resources to adjust and adapt to its effects. An increased occurrence and severity of natural disasters and extreme weather events such as droughts and decreased crop yields, heat waves, flooding and rising sea levels, and increased spread of disease, could cause harmful effects to the performance of affected economies. Additionally, foreign and emerging market risks, including, but not limited to, price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent the Fund invests in Chinese local market securities.
24 | September 30, 2025

Janus Henderson Overseas Fund
Notes to Financial Statements
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then
Janus Investment Fund | 25

Janus Henderson Overseas Fund
Notes to Financial Statements
adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of September 30, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $35,186,115. Gross amounts of recognized liabilities for securities lending (collateral received) as of September 30, 2025 is $37,655,501, resulting in the net amount due to the counterparty of
$2,469,386.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see
 the Fund's Schedule of Investments.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the MSCI All Country World ex-USA IndexSM.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±7.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended September 30, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.64%.
26 | September 30, 2025

Janus Henderson Overseas Fund
Notes to Financial Statements
The Adviser had contractually agreed to limit the net annual fund operating expenses of Class C Shares, Class D Shares, and Class R Shares (excluding any performance adjustments to management fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) to the extent they exceed 1.95%, 0.95%, and 1.54%, respectively for a least a one-year period commencing on June 16, 2023. Effective June 16, 2024, the waiver was discontinued. This arrangement was in addition to the existing expense limit wherein the Adviser has contractually agreed to waive the investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.82% of the Fund's average daily net assets, for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $532,252 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other
Janus Investment Fund | 27

Janus Henderson Overseas Fund
Notes to Financial Statements
administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2025, the Distributor retained upfront sales charges of $4,768.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended September 30,
2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class C Shares paid CDSCs of $253.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2025.
28 | September 30, 2025

Janus Henderson Overseas Fund
Notes to Financial Statements
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$50,551,825	$-	$(1,299,331,917)	$-	$(4,704,703)	$1,051,204,769
Accumulated capital losses noted below represent net capital loss carryovers, as of September 30, 2025, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended September 30, 2025
No Expiration
Short-Term	Long-Term	Accumulated Capital Losses
$(240,486,191)	$(1,058,845,726)	$(1,299,331,917)
During the year ended September 30, 2025, capital loss carryovers of $50,200,354 were utilized by the Fund.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$2,884,339,193	$1,173,243,134	$(109,099,239)	$1,064,143,895
Janus Investment Fund | 29

Janus Henderson Overseas Fund
Notes to Financial Statements
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$52,398,443	$-	$-	$-

For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$41,882,716	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets.
30 | September 30, 2025

Janus Henderson Overseas Fund
Notes to Financial Statements
6. Capital Share Transactions
	Year ended September 30, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	477,917	$23,355,593	361,138	$16,238,467
Reinvested dividends and distributions	47,513	2,241,672	62,088	2,563,611
Shares repurchased	(960,755)	(46,628,511)	(1,205,161)	(53,998,110)
Net Increase/(Decrease)	(435,325)	$(21,031,246)	(781,935)	$(35,196,032)
Class C Shares:
Shares sold	23,800	$1,124,578	54,323	$2,341,688
Reinvested dividends and distributions	996	46,184	3,763	152,494
Shares repurchased	(91,131)	(4,370,295)	(183,095)	(7,981,344)
Net Increase/(Decrease)	(66,335)	$(3,199,533)	(125,009)	$(5,487,162)
Class D Shares:
Shares sold	1,275,767	$63,078,180	331,855	$15,103,612
Reinvested dividends and distributions	207,233	9,692,290	203,452	8,329,323
Shares repurchased	(1,544,419)	(74,882,051)	(1,410,472)	(63,036,648)
Net Increase/(Decrease)	(61,419)	$(2,111,581)	(875,165)	$(39,603,713)
Class I Shares:
Shares sold	11,009,169	$535,347,385	14,038,855	$631,966,229
Reinvested dividends and distributions	496,286	23,265,897	419,156	17,202,166
Shares repurchased	(16,661,037)	(813,451,337)	(12,192,470)	(536,158,751)
Net Increase/(Decrease)	(5,155,582)	$(254,838,055)	2,265,541	$113,009,644
Class N Shares:
Shares sold	6,564,697	$326,824,673	4,283,314	$192,875,037
Reinvested dividends and distributions	114,770	5,351,717	85,412	3,486,536
Shares repurchased	(2,771,804)	(136,059,031)	(1,977,780)	(88,723,370)
Net Increase/(Decrease)	3,907,663	$196,117,359	2,390,946	$107,638,203
Class R Shares:
Shares sold	79,216	$3,833,915	71,815	$3,191,271
Reinvested dividends and distributions	4,413	205,712	4,582	186,882
Shares repurchased	(122,459)	(5,921,553)	(146,385)	(6,561,775)
Net Increase/(Decrease)	(38,830)	$(1,881,926)	(69,988)	$(3,183,622)
Class S Shares:
Shares sold	548,926	$26,287,730	410,232	$18,357,636
Reinvested dividends and distributions	35,591	1,669,220	33,121	1,359,956
Shares repurchased	(638,024)	(31,208,638)	(635,590)	(28,500,481)
Net Increase/(Decrease)	(53,507)	$(3,251,688)	(192,237)	$(8,782,889)
Class T Shares:
Shares sold	808,104	$39,383,889	584,577	$26,469,726
Reinvested dividends and distributions	156,101	7,314,880	156,378	6,414,634
Shares repurchased	(1,622,031)	(78,856,220)	(1,965,442)	(87,068,261)
Net Increase/(Decrease)	(657,826)	$(32,157,451)	(1,224,487)	$(54,183,901)
7. Purchases and Sales of Investment Securities
For the year ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,429,847,059	$1,556,917,841	$-	$-
Janus Investment Fund | 31

Janus Henderson Overseas Fund
Notes to Financial Statements
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
32 | September 30, 2025

Janus Henderson Overseas Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Overseas Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Overseas Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 33

Janus Henderson Overseas Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2025:
Section 163(j) Interest Dividend	4%
Foreign Taxes Paid	$3,752,735
Foreign Source Income	$54,556,596
Qualified Dividend Income Percentage	93%
34 | September 30, 2025

Janus Henderson Overseas Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 35

Janus Henderson Overseas Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
36 | September 30, 2025

Janus Henderson Overseas Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 37

Janus Henderson Overseas Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
38 | September 30, 2025

Janus Henderson Overseas Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
Janus Investment Fund | 39

Janus Henderson Overseas Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
40 | September 30, 2025

Janus Henderson Overseas Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 41

Janus Henderson Overseas Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
42 | September 30, 2025

Janus Henderson Overseas Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
Janus Investment Fund | 43

Janus Henderson Overseas Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
44 | September 30, 2025

Janus Henderson Overseas Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 45

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93050 11-25

ANNUAL FINANCIAL STATEMENTS

September 30, 2025
Janus Henderson Research Fund
Janus Investment Fund

Janus Henderson Research Fund

Janus Henderson Research Fund
Schedule of Investments
September 30, 2025

	Shares or Principal Amounts	Value
Common Stocks – 99.9%
Aerospace & Defense – 2.9%
Boeing Co*	720,009	$155,399,542
General Electric Co	1,347,186	405,260,493
Howmet Aerospace Inc	1,362,822	267,426,561
		828,086,596
Automobiles – 0.7%
Tesla Inc*	448,365	199,396,883
Beverages – 0.6%
Constellation Brands Inc - Class A	440,113	59,270,018
Monster Beverage Corp*	1,442,369	97,085,857
		156,355,875
Biotechnology – 2.2%
AbbVie Inc	729,569	168,924,406
Amgen Inc	415,752	117,325,214
Argenx SE (ADR)*	124,851	92,085,104
Avidity Biosciences Inc*	1,095,488	47,730,412
United Therapeutics Corp*	54,117	22,686,388
Vaxcyte Inc*	1,010,488	36,397,778
Vertex Pharmaceuticals Inc*	399,761	156,562,398
		641,711,700
Building Products – 0.7%
Trane Technologies PLC	504,193	212,749,278
Capital Markets – 1.5%
Ares Management Corp - Class A	673,411	107,671,685
Blackstone Group Inc	1,185,642	202,566,936
LPL Financial Holdings Inc	313,214	104,203,165
		414,441,786
Chemicals – 0.5%
Ecolab Inc	527,601	144,488,810
Communications Equipment – 0.5%
Arista Networks Inc*	971,992	141,628,954
Consumer Finance – 0.3%
Capital One Financial Corp	427,556	90,889,854
Diversified Financial Services – 4.5%
Apollo Global Management Inc	750,957	100,080,040
Mastercard Inc - Class A	964,804	548,790,163
Visa Inc	1,833,587	625,949,930
		1,274,820,133
Electrical Equipment – 0.7%
Eaton Corp PLC	496,746	185,907,191
Electronic Equipment, Instruments & Components – 0.9%
Amphenol Corp	2,005,913	248,231,734
Energy Equipment & Services – 0.1%
Atlas Energy Solutions Inc#	2,460,222	27,972,724
Entertainment – 3.6%
Liberty Media Corp-Liberty Formula One - Series C*	1,734,249	181,142,308
Netflix Inc*	491,777	589,601,281
Spotify Technology SA*	383,834	267,916,132
		1,038,659,721
Health Care Equipment & Supplies – 1.1%
Boston Scientific Corp*	918,073	89,631,467
DexCom Inc*	884,965	59,549,295
Intuitive Surgical Inc*	353,304	158,008,148
Lantheus Holdings Inc*	207,340	10,634,468
		317,823,378
Health Care Providers & Services – 0.5%
McKesson Corp	172,873	133,551,307
Hotels, Restaurants & Leisure – 3.3%
Booking Holdings Inc	49,703	268,359,917
DoorDash Inc - Class A*	681,079	185,246,677
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Research Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
Flutter Entertainment PLC*	540,703	$137,338,562
Hilton Worldwide Holdings Inc	721,952	187,303,227
Royal Caribbean Cruises Ltd	424,502	137,360,357
Wingstop Inc	146,948	36,983,873
		952,592,613
Household Durables – 0.4%
Lennar Corp	941,811	118,705,858
Household Products – 0.8%
Procter & Gamble Co	1,564,600	240,400,790
Independent Power and Renewable Electricity Producers – 0.5%
Vistra Corp	730,132	143,047,461
Industrial Conglomerates – 1.0%
3M Co	1,749,283	271,453,736
Information Technology Services – 0.6%
Snowflake Inc - Class A*	730,683	164,805,551
Insurance – 0.7%
Arthur J Gallagher & Co	345,039	106,872,380
Progressive Corp/The	424,738	104,889,049
		211,761,429
Interactive Media & Services – 9.2%
Alphabet Inc - Class C	4,932,552	1,201,323,040
Meta Platforms Inc - Class A	1,960,046	1,439,418,581
		2,640,741,621
Life Sciences Tools & Services – 0.2%
Danaher Corp	231,702	45,937,239
Machinery – 0.4%
Deere & Co	266,782	121,988,737
Multiline Retail – 4.6%
Amazon.com Inc*	6,003,288	1,318,141,946
Pharmaceuticals – 2.5%
AstraZeneca PLC (ADR)	194,114	14,892,426
Eli Lilly & Co	769,952	587,473,376
Johnson & Johnson	564,488	104,667,365
		707,033,167
Road & Rail – 0.4%
TFI International Inc	1,159,788	102,130,931
Semiconductor & Semiconductor Equipment – 23.6%
Analog Devices Inc	456,097	112,063,033
Broadcom Inc	5,031,596	1,659,973,836
KLA Corp	199,104	214,753,575
Lam Research Corp	1,811,589	242,571,767
NVIDIA Corp	23,263,804	4,340,560,550
ON Semiconductor Corp*	1,418,329	69,937,803
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	394,016	110,044,729
		6,749,905,293
Software – 21.2%
AppLovin Corp - Class A*	469,475	337,336,566
Atlassian Corp - Class A*	632,771	101,053,529
Autodesk Inc*	847,789	269,317,132
Cadence Design Systems Inc*	706,262	248,081,590
Datadog Inc - Class A*	1,437,986	204,769,206
HubSpot Inc*	137,752	64,440,386
Intuit Inc	514,902	351,631,725
Microsoft Corp	6,944,010	3,596,649,979
Oracle Corp	1,583,821	445,433,818
ServiceNow Inc*	224,135	206,266,958
Synopsys Inc*	135,410	66,809,940
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2025

Janus Henderson Research Fund
Schedule of Investments
September 30, 2025
	Shares or Principal Amounts	Value
Common Stocks – (continued)
Software – (continued)
Tyler Technologies Inc*	190,544	$99,684,999
Workday Inc - Class A*	294,849	70,979,000
		6,062,454,828
Specialty Retail – 1.7%
O'Reilly Automotive Inc*	1,504,768	162,229,038
TJX Cos Inc	1,971,899	285,018,282
Wayfair Inc - Class A*	370,171	33,067,375
		480,314,695
Technology Hardware, Storage & Peripherals – 6.6%
Apple Inc	7,396,641	1,883,406,698
Textiles, Apparel & Luxury Goods – 0.2%
NIKE Inc - Class B	927,855	64,699,329
Trading Companies & Distributors – 0.4%
Ferguson Enterprises Inc	526,820	118,313,236
Wireless Telecommunication Services – 0.3%
T-Mobile US Inc	404,406	96,806,708
Total Common Stocks (cost $11,975,279,041)		28,551,357,790
Investment Companies – 0.2%
Money Markets – 0.2%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $71,465,851)	71,451,561	71,465,851
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº,£	16,099,603	16,099,603
Time Deposits – 0%
Royal Bank of Canada, 4.0800%, 10/1/25	$4,024,901	4,024,901
Total Investments Purchased with Cash Collateral from Securities Lending (cost $20,124,504)		20,124,504
Total Investments (total cost $12,066,869,396) – 100.2%		28,642,948,145
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(50,952,852)
Net Assets – 100%		$28,591,995,293

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$28,055,878,823	97.9%
Sweden	267,916,132	0.9
Taiwan	110,044,729	0.4
Canada	102,130,931	0.4
Belgium	92,085,104	0.3
United Kingdom	14,892,426	0.1
Total	$28,642,948,145	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Private Placements - N/A
Health Care Equipment & Supplies - N/A
MedicaMetrix Inc*
	$3	$-	$(20,029)	$(2,979,971)	$2,999,997	$-	-	$-
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Research Fund
Schedule of Investments
September 30, 2025

Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$18,382,211	$1,805,364,362	$(1,752,216,722)	$(65,611)	$1,611	$71,465,851	71,451,561	$824,865
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	7,467,456	209,461,625	(200,829,478)	-	-	16,099,603	16,099,603	63,258 ∆
Total Affiliated Investments - 0.3%
	$25,849,670	$2,014,825,987	$(1,953,066,229)	$(3,045,582)	$3,001,608	$87,565,454	87,551,164	$888,123

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
JPMorgan Chase Bank, National Association	$18,905,797	$—	$(18,905,797)	$—

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | September 30, 2025

Janus Henderson Research Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
#	Loaned security; a portion of the security is on loan at September 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$28,551,357,790	$-	$-
Investment Companies	-	71,465,851	-
Investments Purchased with Cash Collateral from Securities Lending	-	20,124,504	-
Total Assets	$28,551,357,790	$91,590,355	$-
Janus Investment Fund | 5

Janus Henderson Research Fund
Statement of Assets and Liabilities
September 30, 2025

Assets:
Unaffiliated investments, at value (cost $11,979,303,942)(1)	$28,555,382,691
Affiliated investments, at value (cost $87,565,454)	87,565,454
Cash	3,480,532
Trustees' deferred compensation	819,723
Receivables:
Investments sold	49,155,768
Fund shares sold	4,720,456
Dividends	4,424,165
Foreign tax reclaims	541,966
Dividends from affiliates	90,458
Other assets	70,758
Total Assets	28,706,251,971
Liabilities:
Collateral for securities loaned (Note 2)	20,124,504
Payables:
Investments purchased	62,835,995
Advisory fees	17,387,139
Fund shares repurchased	8,563,168
Transfer agent fees and expenses	3,222,234
Trustees' deferred compensation fees	819,723
Trustees' fees and expenses	121,831
Professional fees	86,707
Affiliated fund administration fees payable	58,008
12b-1 Distribution and shareholder servicing fees	35,407
Custodian fees	10,968
Accrued expenses and other payables	990,994
Total Liabilities	114,256,678
Commitments and contingent liabilities (Note 3)
Net Assets	$28,591,995,293
See Notes to Financial Statements.
6  | September 30, 2025

Janus Henderson Research Fund
Statement of Assets and Liabilities
September 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$9,449,223,875
Total distributable earnings (loss)	19,142,771,418
Total Net Assets	$28,591,995,293
Net Assets - Class A Shares	$93,156,582
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	953,328
Net Asset Value Per Share(2)	$97.72
Maximum Offering Price Per Share(3)	$103.68
Net Assets - Class C Shares	$9,907,478
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	117,720
Net Asset Value Per Share(2)	$84.16
Net Assets - Class D Shares	$19,957,376,262
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	200,539,021
Net Asset Value Per Share	$99.52
Net Assets - Class I Shares	$1,591,971,955
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	16,022,842
Net Asset Value Per Share	$99.36
Net Assets - Class N Shares	$553,438,637
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	5,557,291
Net Asset Value Per Share	$99.59
Net Assets - Class R Shares	$5,439,187
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	57,346
Net Asset Value Per Share	$94.85
Net Assets - Class S Shares	$32,234,657
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	341,120
Net Asset Value Per Share	$94.50
Net Assets - Class T Shares	$6,348,470,535
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	63,964,127
Net Asset Value Per Share	$99.25

(1)	Includes $18,905,797 of securities on loan. See Note 2 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Research Fund
Statement of Operations
For the year ended September 30, 2025

Investment Income:
Dividends	$140,822,874
Dividends from affiliates	824,865
Affiliated securities lending income, net	63,258
Unaffiliated securities lending income, net	16,585
Other income	102,501
Foreign tax withheld	(242,640)
Total Investment Income	141,587,443
Expenses:
Advisory fees	172,084,486
12b-1 Distribution and shareholder servicing fees:
Class A Shares	201,819
Class C Shares	88,788
Class R Shares	21,400
Class S Shares	71,217
Transfer agent administrative fees and expenses:
Class D Shares	19,564,497
Class R Shares	11,346
Class S Shares	71,353
Class T Shares	14,104,207
Transfer agent networking and omnibus fees:
Class A Shares	46,900
Class C Shares	5,670
Class I Shares	715,716
Other transfer agent fees and expenses:
Class A Shares	3,961
Class C Shares	385
Class D Shares	995,190
Class I Shares	21,119
Class N Shares	18,832
Class R Shares	63
Class S Shares	1,267
Class T Shares	33,550
Shareholder reports expense	1,072,198
Affiliated fund administration fees	757,951
Trustees' fees and expenses	472,414
Custodian fees	407,760
Registration fees	368,269
Professional fees	200,418
Other expenses	3,689,409
Total Expenses	215,030,185
Less: Excess Expense Reimbursement and Waivers	(1,094,597)
Net Expenses	213,935,588
Net Investment Income/(Loss)	(72,348,145)
Net Realized Gain/(Loss) on Investments:
Investments	2,749,871,165
Investments in affiliates	(3,045,582)
Total Net Realized Gain/(Loss) on Investments	2,746,825,583
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	2,795,561,369
Investments in affiliates	3,001,608
Total Change in Unrealized Net Appreciation/Depreciation	2,798,562,977
Net Increase/(Decrease) in Net Assets Resulting from Operations	$5,473,040,415
See Notes to Financial Statements.
8  | September 30, 2025

Janus Henderson Research Fund
Statements of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$(72,348,145)	$(11,400,585)
Net realized gain/(loss) on investments	2,746,825,583	1,255,252,038
Change in unrealized net appreciation/depreciation	2,798,562,977	6,418,462,178
Net Increase/(Decrease) in Net Assets Resulting from Operations	5,473,040,415	7,662,313,631
Dividends and Distributions to Shareholders:
Class A Shares	(3,927,963)	(1,585,265)
Class C Shares	(553,494)	(218,523)
Class D Shares	(874,536,639)	(401,216,194)
Class I Shares	(33,921,124)	(13,161,013)
Class N Shares	(22,517,223)	(9,217,249)
Class R Shares	(225,524)	(101,829)
Class S Shares	(1,488,097)	(682,039)
Class T Shares	(276,600,416)	(121,280,339)
Net Decrease from Dividends and Distributions to Shareholders	(1,213,770,480)	(547,462,451)
Capital Share Transactions:
Class A Shares	3,725,770	6,334,939
Class C Shares	1,763,154	(1,547,255)
Class D Shares	(300,579,391)	(512,889,114)
Class I Shares	787,607,389	74,625,853
Class N Shares	27,389,326	(40,955,249)
Class R Shares	523,630	(245,857)
Class S Shares	(343,637)	(1,010,135)
Class T Shares	(1,661,894)	(28,782,171)
Net Increase/(Decrease) from Capital Share Transactions	518,424,347	(504,468,989)
Net Increase/(Decrease) in Net Assets	4,777,694,282	6,610,382,191
Net Assets:
Beginning of period	23,814,301,011	17,203,918,820
End of period	$28,591,995,293	$23,814,301,011
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson Research Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$83.05	$58.80	$44.68	$70.69	$59.31
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.40)	(0.16)	0.01	(0.10)	(0.15)
Net realized and unrealized gain/(loss)	19.40	26.31	14.22	(17.06)	13.37
Total from Investment Operations	19.00	26.15	14.23	(17.16)	13.22
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Total Dividends and Distributions	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Net Asset Value, End of Period	$97.72	$83.05	$58.80	$44.68	$70.69
Total Return*	23.59%	45.53%	31.92%	(28.11)%	22.66%
Net Assets, End of Period (in thousands)	$93,157	$75,719	$47,978	$36,486	$53,589
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.03%	0.86%	0.81%	0.84%	0.86%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.03%	0.86%	0.81%	0.84%	0.86%
Ratio of Net Investment Income/(Loss)	(0.46)%	(0.22)%	0.01%	(0.16)%	(0.22)%
Portfolio Turnover Rate	33%	27%	27%	32%	31%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | September 30, 2025

Janus Henderson Research Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$72.61	$51.90	$39.79	$64.28	$54.45
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.90)	(0.48)	(0.40)	(0.45)	(0.53)
Net realized and unrealized gain/(loss)	16.78	23.09	12.62	(15.19)	12.20
Total from Investment Operations	15.88	22.61	12.22	(15.64)	11.67
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Total Dividends and Distributions	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Net Asset Value, End of Period	$84.16	$72.61	$51.90	$39.79	$64.28
Total Return*	22.65%	44.73%	30.79%	(28.60)%	21.81%
Net Assets, End of Period (in thousands)	$9,907	$7,159	$6,441	$8,523	$15,910
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.81%	1.42%	1.71%	1.52%	1.54%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.79%	1.40%	1.70%	1.52%	1.54%
Ratio of Net Investment Income/(Loss)	(1.22)%	(0.77)%	(0.85)%	(0.85)%	(0.88)%
Portfolio Turnover Rate	33%	27%	27%	32%	31%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Research Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$84.35	$59.62	$45.30	$71.42	$59.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.23)	(0.02)	0.11	0.02	(0.01)
Net realized and unrealized gain/(loss)	19.73	26.68	14.41	(17.29)	13.48
Total from Investment Operations	19.50	26.66	14.52	(17.27)	13.47
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.03)	(0.09)	—	(0.07)
Distributions (from capital gains)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Total Dividends and Distributions	(4.33)	(1.93)	(0.20)	(8.85)	(1.91)
Net Asset Value, End of Period	$99.52	$84.35	$59.62	$45.30	$71.42
Total Return*	23.83%	45.78%	32.18%	(27.96)%	22.89%
Net Assets, End of Period (in thousands)	$19,957,376	$17,212,845	$12,534,833	$10,017,030	$14,715,777
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.83%	0.67%	0.62%	0.64%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.83%	0.67%	0.62%	0.64%	0.66%
Ratio of Net Investment Income/(Loss)	(0.27)%	(0.03)%	0.21%	0.03%	(0.02)%
Portfolio Turnover Rate	33%	27%	27%	32%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
12 | September 30, 2025

Janus Henderson Research Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$84.19	$59.51	$45.23	$71.28	$59.74
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.21)	— (2)	0.13	0.05	0.02
Net realized and unrealized gain/(loss)	19.71	26.63	14.39	(17.25)	13.46
Total from Investment Operations	19.50	26.63	14.52	(17.20)	13.48
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.05)	(0.13)	—	(0.10)
Distributions (from capital gains)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Total Dividends and Distributions	(4.33)	(1.95)	(0.24)	(8.85)	(1.94)
Net Asset Value, End of Period	$99.36	$84.19	$59.51	$45.23	$71.28
Total Return*	23.88%	45.83%	32.24%	(27.91)%	22.95%
Net Assets, End of Period (in thousands)	$1,591,972	$645,827	$394,958	$298,319	$448,508
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.81%	0.64%	0.57%	0.59%	0.61%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.81%	0.64%	0.57%	0.59%	0.61%
Ratio of Net Investment Income/(Loss)	(0.24)%	0.00% (3)	0.25%	0.08%	0.03%
Portfolio Turnover Rate	33%	27%	27%	32%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than $0.005 on a per share basis.
(3)	Less than 0.005%.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Research Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$84.31	$59.57	$45.29	$71.32	$59.75
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.13)	0.06	0.18	0.09	0.07
Net realized and unrealized gain/(loss)	19.74	26.66	14.39	(17.27)	13.47
Total from Investment Operations	19.61	26.72	14.57	(17.18)	13.54
Less Dividends and Distributions:
Dividends (from net investment income)	—	(0.08)	(0.18)	—	(0.13)
Distributions (from capital gains)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Total Dividends and Distributions	(4.33)	(1.98)	(0.29)	(8.85)	(1.97)
Net Asset Value, End of Period	$99.59	$84.31	$59.57	$45.29	$71.32
Total Return*	23.98%	45.95%	32.35%	(27.86)%	23.05%
Net Assets, End of Period (in thousands)	$553,439	$440,567	$361,772	$286,346	$432,553
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.72%	0.55%	0.49%	0.52%	0.54%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.72%	0.55%	0.49%	0.52%	0.54%
Ratio of Net Investment Income/(Loss)	(0.15)%	0.09%	0.33%	0.15%	0.11%
Portfolio Turnover Rate	33%	27%	27%	32%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
14 | September 30, 2025

Janus Henderson Research Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$81.05	$57.67	$44.02	$70.04	$59.04
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.73)	(0.46)	(0.22)	(0.35)	(0.42)
Net realized and unrealized gain/(loss)	18.86	25.74	13.98	(16.82)	13.26
Total from Investment Operations	18.13	25.28	13.76	(17.17)	12.84
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Total Dividends and Distributions	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Net Asset Value, End of Period	$94.85	$81.05	$57.67	$44.02	$70.04
Total Return*	23.08%	44.89%	31.33%	(28.41)%	22.10%
Net Assets, End of Period (in thousands)	$5,439	$4,159	$3,151	$2,903	$4,226
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.50%	1.35%	1.32%	1.33%	1.34%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.44%	1.29%	1.26%	1.27%	1.30%
Ratio of Net Investment Income/(Loss)	(0.88)%	(0.65)%	(0.43)%	(0.60)%	(0.64)%
Portfolio Turnover Rate	33%	27%	27%	32%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Research Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$80.59	$57.23	$43.57	$69.26	$58.25
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.54)	(0.29)	(0.09)	(0.20)	(0.26)
Net realized and unrealized gain/(loss)	18.78	25.55	13.86	(16.64)	13.11
Total from Investment Operations	18.24	25.26	13.77	(16.84)	12.85
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Total Dividends and Distributions	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Net Asset Value, End of Period	$94.50	$80.59	$57.23	$43.57	$69.26
Total Return*	23.36%	45.21%	31.68%	(28.24)%	22.43%
Net Assets, End of Period (in thousands)	$32,235	$28,065	$20,642	$19,124	$30,909
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.23%	1.06%	1.01%	1.04%	1.05%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.22%	1.06%	1.00%	1.03%	1.04%
Ratio of Net Investment Income/(Loss)	(0.65)%	(0.42)%	(0.17)%	(0.35)%	(0.39)%
Portfolio Turnover Rate	33%	27%	27%	32%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | September 30, 2025

Janus Henderson Research Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$84.22	$59.56	$45.23	$71.39	$59.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.33)	(0.10)	0.06	(0.04)	(0.08)
Net realized and unrealized gain/(loss)	19.69	26.66	14.40	(17.27)	13.48
Total from Investment Operations	19.36	26.56	14.46	(17.31)	13.40
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	(0.02)	—	(0.03)
Distributions (from capital gains)	(4.33)	(1.90)	(0.11)	(8.85)	(1.84)
Total Dividends and Distributions	(4.33)	(1.90)	(0.13)	(8.85)	(1.87)
Net Asset Value, End of Period	$99.25	$84.22	$59.56	$45.23	$71.39
Total Return*	23.70%	45.64%	32.05%	(28.04)%	22.76%
Net Assets, End of Period (in thousands)	$6,348,471	$5,399,960	$3,834,145	$3,051,003	$4,577,362
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.96%	0.79%	0.74%	0.77%	0.79%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.94%	0.78%	0.72%	0.74%	0.77%
Ratio of Net Investment Income/(Loss)	(0.38)%	(0.14)%	0.11%	(0.07)%	(0.13)%
Portfolio Turnover Rate	33%	27%	27%	32%	31%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Research Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Research Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as nondiversified, as defined in the 1940
Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, and bank trust platforms.
Class C Shares are closed to investments by new employer-sponsored retirement plans and existing employer-sponsored retirement plans are no longer able to make additional purchases or exchanges into Class C Shares.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
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Janus Henderson Research Fund
Notes to Financial Statements
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended September 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
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Janus Henderson Research Fund
Notes to Financial Statements
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
20 | September 30, 2025

Janus Henderson Research Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Janus Investment Fund | 21

Janus Henderson Research Fund
Notes to Financial Statements
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then
22 | September 30, 2025

Janus Henderson Research Fund
Notes to Financial Statements
adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of September 30, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $18,905,797. Gross amounts of recognized liabilities for securities lending (collateral received) as of September 30, 2025 is $20,124,504, resulting in the net amount due to the counterparty of
$1,218,707.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities table located in the Schedule of Investments presents gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the Fund's Schedule of Investments.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee rate that may adjust up or down based on the Fund’s performance relative to its benchmark index.
The investment advisory fee rate paid to the Adviser by the Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund’s average daily net assets during the previous month (the “Base Fee Rate”), plus or minus (2) a performance-fee adjustment (the “Performance Adjustment”) calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund’s average daily net assets based on the Fund’s relative performance compared to the cumulative investment record of its benchmark index over a 36-month performance measurement period or shorter time period, as applicable. The investment advisory fee rate is calculated daily and paid monthly.
The investment performance of the Fund’s Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. The Fund’s Base Fee Rate prior to any performance adjustment (expressed as an annual rate) is 0.64%, and the Fund’s benchmark index used in the calculation is the Russell 1000® Growth Index.
No Performance Adjustment is applied unless the difference between the Fund’s investment performance and the cumulative investment record of the Fund’s benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. The Base Fee Rate is subject to an upward or downward Performance Adjustment for every full 0.50% increment by which the Fund outperforms or underperforms its benchmark index, up to the Fund’s full performance rate of ±5.00%. Because the Performance Adjustment is tied to a Fund’s relative performance compared to its benchmark index (and not its absolute performance), the Performance Adjustment could increase the Adviser’s fee even if the Fund’s Shares lose value during the performance measurement period and could decrease the Adviser’s fee even if the Fund’s Shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Fund is calculated net of expenses whereas the Fund’s benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund’s benchmark index.
The Fund’s prospectus and statement(s) of additional information contain additional information about performance-based fees. The amount shown as advisory fees on the Statement of Operations reflects the Base Fee Rate plus/minus any Performance Adjustment. For the year ended September 30, 2025, the performance adjusted investment advisory fee rate before any waivers and/or reimbursements of expenses is 0.69%.
Janus Investment Fund | 23

Janus Henderson Research Fund
Notes to Financial Statements
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.68% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $532,252 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the
24 | September 30, 2025

Janus Henderson Research Fund
Notes to Financial Statements
Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2025, the Distributor retained upfront sales charges of $7,274.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class A Shares paid CDSCs of $184 to Janus Henderson
Distributors.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class C Shares paid CDSCs of $14,625.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash
Janus Investment Fund | 25

Janus Henderson Research Fund
Notes to Financial Statements
management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended September 30, 2025, the Fund engaged in cross trades amounting to $41,304,506 in sales, resulting in a net realized gain of $24,213,304. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The Fund has elected to defer qualified late-year losses as noted in the table below. These losses will be deferred for tax purposes and recognized during the next fiscal year.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$-	$2,663,010,986	$-	$(58,272,997)	$(804,178)	$16,538,837,607
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, straddles, and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$12,104,110,538	$16,734,388,605	$(195,550,998)	$16,538,837,607
26 | September 30, 2025

Janus Henderson Research Fund
Notes to Financial Statements
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$44,263,494	$1,169,506,986	$-	$13,961,795

For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$7,294,089	$540,168,362	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $73,897,406, all of which is long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
Janus Investment Fund | 27

Janus Henderson Research Fund
Notes to Financial Statements
5. Capital Share Transactions
	Year ended September 30, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	261,786	$22,469,499	244,684	$17,217,723
Reinvested dividends and distributions	40,816	3,511,005	22,523	1,407,897
Shares repurchased	(261,037)	(22,254,734)	(171,326)	(12,290,681)
Net Increase/(Decrease)	41,565	$3,725,770	95,881	$6,334,939
Class C Shares:
Shares sold	60,917	$4,612,829	28,203	$1,790,252
Reinvested dividends and distributions	7,323	545,898	3,883	213,472
Shares repurchased	(49,117)	(3,395,573)	(57,605)	(3,550,979)
Net Increase/(Decrease)	19,123	$1,763,154	(25,519)	$(1,547,255)
Class D Shares:
Shares sold	3,477,511	$300,102,326	3,371,299	$246,380,572
Reinvested dividends and distributions	9,520,037	832,622,472	6,046,330	383,276,847
Shares repurchased	(16,533,811)	(1,433,304,189)	(15,600,672)	(1,142,546,533)
Net Increase/(Decrease)	(3,536,263)	$(300,579,391)	(6,183,043)	$(512,889,114)
Class I Shares:
Shares sold	9,573,336	$894,801,438	2,108,563	$154,588,185
Reinvested dividends and distributions	364,976	31,862,376	195,960	12,396,414
Shares repurchased	(1,586,825)	(139,056,425)	(1,270,517)	(92,358,746)
Net Increase/(Decrease)	8,351,487	$787,607,389	1,034,006	$74,625,853
Class N Shares:
Shares sold	1,113,044	$93,547,480	1,201,003	$92,673,352
Reinvested dividends and distributions	257,204	22,489,955	145,192	9,192,130
Shares repurchased	(1,038,685)	(88,648,109)	(2,193,775)	(142,820,731)
Net Increase/(Decrease)	331,563	$27,389,326	(847,580)	$(40,955,249)
Class R Shares:
Shares sold	8,692	$731,631	6,771	$488,931
Reinvested dividends and distributions	2,532	212,141	1,573	96,321
Shares repurchased	(5,196)	(420,142)	(11,667)	(831,109)
Net Increase/(Decrease)	6,028	$523,630	(3,323)	$(245,857)
Class S Shares:
Shares sold	39,290	$3,332,866	51,713	$3,580,763
Reinvested dividends and distributions	17,830	1,485,420	11,204	680,868
Shares repurchased	(64,240)	(5,161,923)	(75,369)	(5,271,766)
Net Increase/(Decrease)	(7,120)	$(343,637)	(12,452)	$(1,010,135)
Class T Shares:
Shares sold	5,666,800	$494,972,876	5,663,976	$415,615,248
Reinvested dividends and distributions	3,101,538	270,795,324	1,874,399	118,761,945
Shares repurchased	(8,922,503)	(767,430,094)	(7,791,443)	(563,159,364)
Net Increase/(Decrease)	(154,165)	$(1,661,894)	(253,068)	$(28,782,171)
6. Purchases and Sales of Investment Securities
For the year ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$8,240,982,700	$9,040,806,057	$-	$-
28 | September 30, 2025

Janus Henderson Research Fund
Notes to Financial Statements
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 29

Janus Henderson Research Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Research Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Research Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
30 | September 30, 2025

Janus Henderson Research Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2025:
Capital Gain Distributions	$1,243,404,392
Qualified Dividend Income Percentage	100%
Janus Investment Fund | 31

Janus Henderson Research Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
At a Joint Special Meeting of Shareholders of the Janus Henderson Research Fund, held on December 20, 2024 and adjourned to February 18, 2025, shareholders were asked to vote on the following proposal:
To reclassify the diversification status of the Fund from diversified to nondiversified and to eliminate a related fundamental investment restriction.
With respect to this proposal, shares were voted, in dollars, as follows:
For	Against	Abstain
$10,428,774,146	$1,473,211,635	$1,090,694,729
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
32 | September 30, 2025

Janus Henderson Research Fund
Additional Information (unaudited)
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 33

Janus Henderson Research Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
34 | September 30, 2025

Janus Henderson Research Fund
Additional Information (unaudited)
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 35

Janus Henderson Research Fund
Additional Information (unaudited)
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
36 | September 30, 2025

Janus Henderson Research Fund
Additional Information (unaudited)
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Janus Investment Fund | 37

Janus Henderson Research Fund
Additional Information (unaudited)
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
38 | September 30, 2025

Janus Henderson Research Fund
Additional Information (unaudited)
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 39

Janus Henderson Research Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the
40 | September 30, 2025

Janus Henderson Research Fund
Additional Information (unaudited)
rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Janus Investment Fund | 41

Janus Henderson Research Fund
Additional Information (unaudited)
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
42 | September 30, 2025

Janus Henderson Research Fund
Notes
Janus Investment Fund | 43

Janus Henderson Research Fund
Notes
44 | September 30, 2025

Janus Henderson Research Fund
Notes
Janus Investment Fund | 45

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93053 11-25

ANNUAL FINANCIAL STATEMENTS

September 30, 2025
Janus Henderson Triton Fund
Janus Investment Fund

Janus Henderson Triton Fund

Janus Henderson Triton Fund
Schedule of Investments
September 30, 2025

	Shares/Principal/ Contract Amounts	Value
Common Stocks – 99.3%
Aerospace & Defense – 1.1%
Standardaero Inc*	1,587,073	$43,311,222
Voyager Technologies Inc - Class A*	553,993	16,497,912
		59,809,134
Automobiles – 0.4%
Thor Industries Inc	234,821	24,348,590
Biotechnology – 11.9%
89bio Inc*	2,282,903	33,558,674
Akero Therapeutics Inc*	377,858	17,940,698
Arcellx Inc*	180,551	14,823,237
Ascendis Pharma A/S (ADR)*	301,594	59,959,903
Avidity Biosciences Inc*	1,257,947	54,808,751
Biohaven Ltd*	867,953	13,027,975
Bridgebio Pharma Inc*	871,313	45,255,997
Centessa Pharmacuticals PLC (ADR)*,#	928,608	22,518,744
Crinetics Pharmaceuticals Inc*	448,314	18,672,278
Disc Medicine Inc*	189,362	12,513,041
IDEAYA Biosciences Inc*	740,372	20,145,522
Insmed Inc*	248,171	35,739,106
Janux Therapeutics Inc*	482,601	11,794,768
Madrigal Pharmaceuticals Inc*	87,328	40,053,860
Metsera Inc*,#	587,567	30,747,381
Mirum Pharmaceuticals Inc*	833,382	61,095,234
Neurocrine Biosciences Inc*	202,903	28,483,523
Nuvalent Inc - Class A*	206,762	17,880,778
Revolution Medicines Inc*	731,131	34,143,818
Soleno Therapeutics Inc*	469,808	31,759,021
Travere Therapeutics Inc*	812,473	19,418,105
Vaxcyte Inc*	723,593	26,063,820
Xenon Pharmaceuticals Inc*	501,514	20,135,787
		670,540,021
Building Products – 2.4%
Carlisle Cos Inc	131,812	43,360,876
Zurn Water Solutions Corp	1,979,344	93,088,548
		136,449,424
Capital Markets – 3.7%
Cboe Global Markets Inc	336,356	82,491,309
Hamilton Lane Inc	188,714	25,436,760
LPL Financial Holdings Inc	304,153	101,188,662
		209,116,731
Chemicals – 2.1%
Sensient Technologies Corp	1,268,044	119,005,929
Commercial Services & Supplies – 4.4%
Brady Corp	342,955	26,760,779
Clean Harbors Inc*	312,839	72,647,473
Driven Brands Holdings Inc*	1,581,819	25,483,104
MSA Safety Inc	146,717	25,245,594
Rentokil Initial PLC (ADR)	3,760,086	94,942,171
		245,079,121
Construction & Engineering – 2.6%
APi Group Corp*	1,834,338	63,046,197
Legence Corp - Class A*	748,379	23,057,557
Sterling Construction Co Inc*	175,475	59,605,348
		145,709,102
Containers & Packaging – 2.6%
Crown Holdings Inc	1,006,465	97,214,454
Silgan Holdings Inc	1,121,795	48,248,403
		145,462,857
Diversified Consumer Services – 0.8%
Stride Inc*	291,182	43,368,647
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Triton Fund
Schedule of Investments
September 30, 2025
	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Diversified Financial Services – 4.4%
Euronet Worldwide Inc*	779,815	$68,475,555
Shift4 Payments Inc - Class A*,#	978,125	75,706,875
Walker & Dunlop Inc	681,706	57,004,256
WEX Inc*	275,727	43,435,274
		244,621,960
Diversified Telecommunication Services – 1.5%
AST SpaceMobile Inc*	1,764,382	86,595,869
Electric Utilities – 1.4%
NRG Energy Inc	502,239	81,337,606
Electronic Equipment, Instruments & Components – 10.7%
Flex Ltd*	2,448,349	141,930,792
Itron Inc*	360,995	44,965,537
Mirion Technologies Inc*	5,371,872	124,949,743
OSI Systems Inc*	520,772	129,797,213
Teledyne Technologies Inc*	269,152	157,733,838
		599,377,123
Food & Staples Retailing – 2.3%
Casey's General Stores Inc	231,868	131,079,618
Food Products – 0.8%
Premium Brands Holdings Corp#	647,567	43,489,138
Health Care Equipment & Supplies – 5.5%
Glaukos Corp*	591,017	48,197,436
Globus Medical Inc*	1,188,916	68,089,219
ICU Medical Inc*	401,167	48,123,993
Inspire Medical Systems Inc*	221,874	16,463,051
Lantheus Holdings Inc*	975,971	50,057,553
Penumbra Inc*	179,990	45,595,067
STERIS PLC	139,847	34,603,742
		311,130,061
Health Care Providers & Services – 0.8%
HealthEquity Inc*	447,977	42,454,780
Health Care Technology – 0.9%
Doximity Inc - Class A*	678,222	49,611,939
Hotels, Restaurants & Leisure – 4.0%
Aramark	2,535,730	97,372,032
Churchill Downs Inc	411,064	39,877,319
Sportradar Group AG - Class A*	1,593,688	42,870,207
Wingstop Inc	178,052	44,812,127
		224,931,685
Household Durables – 1.0%
Cavco Industries Inc*	52,131	30,274,036
Dream Finders Homes Inc - Class A*	914,013	23,691,217
		53,965,253
Insurance – 1.7%
Axis Capital Holdings Ltd	751,915	72,033,457
Kinsale Capital Group Inc	51,928	22,082,901
		94,116,358
Interactive Media & Services – 0.4%
Ziff Davis Inc*	559,131	21,302,891
Life Sciences Tools & Services – 0.3%
Bruker Corp	529,575	17,205,892
OmniAb Inc - 12.5 Earnout*	340,494	238,244
OmniAb Inc - 15 Earnout*	340,494	206,339
		17,650,475
Machinery – 5.1%
Crane Co	164,901	30,364,870
Donaldson Co Inc	664,768	54,411,261
Gates Industrial Corp PLC*	2,894,023	71,829,651
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2025

Janus Henderson Triton Fund
Schedule of Investments
September 30, 2025
	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Machinery – (continued)
ITT Inc	474,788	$84,873,103
SPX Technologies Inc*	232,669	43,457,916
		284,936,801
Oil, Gas & Consumable Fuels – 1.2%
Magnolia Oil & Gas Corp	2,791,214	66,626,278
Personal Products – 0.7%
BellRing Brands Inc*	595,108	21,632,176
elf Beauty Inc*	126,264	16,727,455
		38,359,631
Pharmaceuticals – 3.0%
Edgewise Therapeutics Inc*	380,620	6,173,657
Ligand Pharmaceuticals Inc*	580,973	102,913,557
Structure Therapeutics Inc (ADR)*	499,717	13,992,076
Verona Pharma PLC (ADR)*	426,069	45,465,823
		168,545,113
Professional Services – 8.8%
Alight Inc - Class A	6,162,423	20,089,499
Broadridge Financial Solutions Inc	373,828	89,034,615
CACI International Inc - Class A*	114,481	57,100,833
CBIZ Inc*	479,144	25,375,466
Ceridian HCM Holding Inc*	393,730	27,124,060
MAXIMUS Inc	384,395	35,122,171
Parsons Corp*	391,851	32,492,285
SS&C Technologies Holdings Inc	1,906,112	169,186,502
UL Solutions Inc - Class A	532,492	37,732,383
		493,257,814
Real Estate Management & Development – 0.7%
Colliers International Group Inc - Subordinate Voting Shares	257,363	40,202,674
Road & Rail – 1.1%
Saia Inc*	200,190	59,928,878
Semiconductor & Semiconductor Equipment – 2.0%
Entegris Inc	341,710	31,594,507
MACOM Technology Solutions Holdings Inc*	229,695	28,594,730
ON Semiconductor Corp*	1,104,902	54,482,718
		114,671,955
Software – 5.8%
Alkami Technology Inc*	1,198,292	29,765,573
Blackbaud Inc*	828,575	53,285,658
Clearwater Analytics Holdings Inc - Class A*	1,499,531	27,021,549
Consensus Cloud Solutions Inc*,£	1,335,455	39,222,313
Dynatrace Inc*	1,550,324	75,113,198
Klaviyo Inc - Class A*	656,440	18,176,824
Nice Ltd (ADR)*	186,788	27,043,167
Pagerduty Inc*	1,333,140	22,023,473
Procore Technologies Inc*	466,309	34,003,252
		325,655,007
Specialized Real Estate Investment Trusts (REITs) – 1.0%
Lamar Advertising Co	447,994	54,843,425
Textiles, Apparel & Luxury Goods – 1.7%
Gildan Activewear Inc	1,268,238	73,304,156
On Holding AG - Class A*	538,491	22,805,094
		96,109,250
Trading Companies & Distributors – 0.5%
SiteOne Landscape Supply Inc*	219,995	28,335,356
Total Common Stocks (cost $3,180,314,485)		5,572,026,494
Private Placements – 0.6%
Health Care Technology – 0.3%
Kardium Inc - Series 8 Class D Preferred shares*,¢,§	16,649,170	15,394,322
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Triton Fund
Schedule of Investments
September 30, 2025
	Shares/Principal/ Contract Amounts	Value
Private Placements – (continued)
Professional Services – 0%
IntelyCare Inc*,¢,§	1,023,958	$2,324,384
Software – 0.3%
Loadsmart Inc - Series A*,¢,§	377,303	4,614,416
Loadsmart Inc - Series D*,¢,§	1,075,313	13,151,078
		17,765,494
Total Private Placements (cost $64,532,980)		35,484,200
Investment Companies – 0.2%
Money Markets – 0.2%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $11,453,320)	11,451,029	11,453,320
Investments Purchased with Cash Collateral from Securities Lending – 1.4%
Investment Companies – 1.1%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº,£	60,259,474	60,259,474
Time Deposits – 0.3%
Royal Bank of Canada, 4.0800%, 10/1/25	$15,064,868	15,064,868
Total Investments Purchased with Cash Collateral from Securities Lending (cost $75,324,342)		75,324,342
OTC Purchased Options – Calls – 0% Counterparty/Reference Asset
Morgan Stanley & Co International PLC:
Travere Therapeutics Inc, Notional amount $8,436,700, premiums paid $1,475,540, unrealized appreciation $547,237, exercise price $22.50, expires 3/20/26*	3,530	2,022,777
Total Investments (total cost $3,333,100,667) – 101.5%		5,696,311,133
Liabilities, net of Cash, Receivables and Other Assets – (1.5)%		(83,737,862)
Net Assets – 100%		$5,612,573,271

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$5,230,834,478	91.8%
Canada	172,390,290	3.0
United Kingdom	140,407,994	2.5
Switzerland	65,675,301	1.2
Denmark	59,959,903	1.0
Israel	27,043,167	0.5
Total	$5,696,311,133	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Common Stocks - 0.7%
Software - 0.7%
Consensus Cloud Solutions Inc*
	$33,167,561	$644,042	$(2,506,008)	$(1,461,605)	$9,378,323	$39,222,313	1,335,455	$-
Investment Companies - 0.2%
Money Markets - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	48,564,162	1,049,569,004	(1,086,680,197)	(1,541)	1,892	11,453,320	11,451,029	2,328,465
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | September 30, 2025

Janus Henderson Triton Fund
Schedule of Investments
September 30, 2025

Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investments Purchased with Cash Collateral from Securities Lending - 1.1%
Investment Companies - 1.1%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	$46,752,811	$703,344,941	$(689,838,278)	$-	$-	$60,259,474	60,259,474	$449,236 ∆
Total Affiliated Investments - 2.0%
	$128,484,534	$1,753,557,987	$(1,779,024,483)	$(1,463,146)	$9,380,215	$110,935,107	73,045,958	$2,777,701

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	12/11/25	57,287,000	$(77,544,256)	$(503,252)
Canadian Dollar	12/11/25	(8,258,000)	5,995,658	40,913
				(462,339)
Barclays Capital Inc:
British Pound	12/11/25	(24,877,000)	33,671,209	215,991
Canadian Dollar	12/11/25	3,241,000	(2,338,103)	(1,057)
Canadian Dollar	12/11/25	(39,733,000)	28,842,298	191,305
				406,239
BNP Paribas:
Canadian Dollar	12/11/25	(1,542,000)	1,119,440	7,522
Citibank, National Association:
British Pound	12/11/25	(63,812,000)	86,340,731	524,741
Canadian Dollar	12/11/25	53,564,000	(38,881,905)	(257,542)
				267,199
Goldman Sachs & Co LLC:
British Pound	12/11/25	(17,286,000)	23,399,782	153,132
Canadian Dollar	12/11/25	6,046,000	(4,388,671)	(28,972)
				124,160
HSBC Securities (USA) Inc:
British Pound	12/11/25	1,049,000	(1,420,003)	(9,281)
Canadian Dollar	12/11/25	(45,721,000)	33,187,964	219,095
				209,814
JPMorgan Chase Bank, National Association:
British Pound	12/11/25	11,155,000	(15,098,923)	(97,397)
Canadian Dollar	12/11/25	(21,143,000)	15,352,621	106,655
				9,258
Morgan Stanley & Co International PLC:
British Pound	12/11/25	13,277,000	(17,989,967)	(134,721)
Canadian Dollar	12/11/25	(40,634,000)	29,507,192	206,498
				71,777
State Street Bank and Trust Company:
British Pound	12/11/25	(73,711,666)	99,759,747	630,437
Canadian Dollar	12/11/25	7,209,000	(5,231,882)	(33,558)
				596,879
Total				$1,230,509
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Triton Fund
Schedule of Investments
September 30, 2025

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
Morgan Stanley & Co International PLC:
Ast Spacemobile Inc	6,100	55.00	USD	1/16/26	$(29,938,800)	$3,445,280	$(1,472,159)	$(4,917,439)
Goldman Sachs & Co LLC:
Ast Spacemobile Inc	3,200	60.00	USD	6/18/26	(15,705,600)	2,457,690	(1,397,273)	(3,854,963)
Total OTC Written Options						$5,902,970	$(2,869,432)	$(8,772,402)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of September 30, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of September 30, 2025
	Currency Contracts	Equity Contracts	Total
Asset Derivatives:
Purchased OTC options, at value	$-	$2,022,777	$2,022,777
Forward foreign currency exchange contracts	2,296,289	-	$2,296,289
Total Asset Derivatives	$2,296,289	$2,022,777	$4,319,066
Liability Derivatives:
Forward foreign currency exchange contracts	$1,065,780	$-	$1,065,780
OTC options written, at value	-	8,772,402	$8,772,402
Total Liability Derivatives	$1,065,780	$8,772,402	$9,838,182
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended September 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$(3,233,622)	$-	$(3,233,622)
Written options contracts	-	4,159,501	$4,159,501
Total	$(3,233,622)	$4,159,501	$925,879

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Purchased options contracts	$-	$547,237	$547,237
Forward foreign currency exchange contracts	7,440,530	-	$7,440,530
Written options contracts	-	(4,327,177)	$(4,327,177)
Total	$7,440,530	$(3,779,940)	$3,660,590
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | September 30, 2025

Janus Henderson Triton Fund
Schedule of Investments
September 30, 2025

Average Ending Monthly Value of Derivative Instruments During the Year Ended September 30, 2025
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$189,354,610
Average amounts sold - in USD	393,086,759
Options:
Average value of option contracts purchased	1,252,349
Average value of option contracts written	3,676,064

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$40,913	$(40,913)	$—	$—
Barclays Capital Inc	407,296	(1,057)	—	406,239
BNP Paribas	7,522	—	—	7,522
Citibank, National Association	524,741	(257,542)	—	267,199
Goldman Sachs & Co LLC	153,132	(153,132)	—	—
HSBC Securities (USA) Inc	219,095	(9,281)	—	209,814
JPMorgan Chase Bank, National Association	72,707,459	(97,397)	(72,600,804)	9,258
Morgan Stanley & Co International PLC	2,229,275	(2,229,275)	—	—
State Street Bank and Trust Company	630,437	(33,558)	—	596,879
Total	$76,919,870	$(2,822,155)	$(72,600,804)	$1,496,911

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$503,252	$(40,913)	$—	$462,339
Barclays Capital Inc	1,057	(1,057)	—	—
Citibank, National Association	257,542	(257,542)	—	—
Goldman Sachs & Co LLC	3,883,935	(153,132)	(3,730,803)	—
HSBC Securities (USA) Inc	9,281	(9,281)	—	—
JPMorgan Chase Bank, National Association	97,397	(97,397)	—	—
Morgan Stanley & Co International PLC	5,052,160	(2,229,275)	(2,822,885)	—
State Street Bank and Trust Company	33,558	(33,558)	—	—
Total	$9,838,182	$(2,822,155)	$(6,553,688)	$462,339

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Triton Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
#	Loaned security; a portion of the security is on loan at September 30, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended September 30, 2025 is $35,484,200, which represents 0.6% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of September 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
IntelyCare Inc	3/29/22	$25,081,954	$2,324,384	0.0%
Kardium Inc - Series 8 Class D Preferred shares	6/6/25	10,776,009	15,394,322	0.3
Loadsmart Inc - Series A	1/4/22	7,168,757	4,614,416	0.1
Loadsmart Inc - Series D	1/4/22	21,506,260	13,151,078	0.2
Total		$64,532,980	$35,484,200	0.6%
The Fund has registration rights for certain restricted securities held as of September 30, 2025. The issuer incurs all registration costs.
8  | September 30, 2025

Janus Henderson Triton Fund
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Life Sciences Tools & Services	$17,205,892	$444,583	$-
All Other	5,554,376,019	-	-
Private Placements	-	-	35,484,200
Investment Companies	-	11,453,320	-
Investments Purchased with Cash Collateral from Securities Lending	-	75,324,342	-
OTC Purchased Options – Calls	-	2,022,777	-
Total Investments in Securities	$5,571,581,911	$89,245,022	$35,484,200
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	2,296,289	-
Total Assets	$5,571,581,911	$91,541,311	$35,484,200
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,065,780	$-
OTC Options Written, at Value	-	8,772,402	-
Total Liabilities	$-	$9,838,182	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Investment Fund | 9

Janus Henderson Triton Fund
Statement of Assets and Liabilities
September 30, 2025

Assets:
Unaffiliated investments, at value (cost $3,219,476,825)(1)	$5,583,353,249
Affiliated investments, at value (cost $112,148,302)	110,935,107
Purchased options, at value (premiums paid $1,475,540)	2,022,777
Deposits with brokers for OTC derivatives	7,020,000
Forward foreign currency exchange contracts	2,296,289
Trustees' deferred compensation	161,090
Receivables:
Fund shares sold	1,416,400
Dividends	1,269,481
Foreign tax reclaims	201,263
Dividends from affiliates	112,917
Other assets	1,694,919
Total Assets	5,710,483,492
Liabilities:
Due to custodian	2,354
Collateral for securities loaned (Note 3)	75,324,342
Forward foreign currency exchange contracts	1,065,780
OTC options written, at value (premiums received $5,902,970)	8,772,402
Payables:
Fund shares repurchased	8,472,103
Advisory fees	2,975,694
Transfer agent fees and expenses	570,302
12b-1 Distribution and shareholder servicing fees	164,173
Trustees' deferred compensation fees	161,090
Professional fees	87,006
Trustees' fees and expenses	28,440
Affiliated fund administration fees payable	11,624
Custodian fees	384
Accrued expenses and other payables	274,527
Total Liabilities	97,910,221
Commitments and contingent liabilities (Note 4)
Net Assets	$5,612,573,271
See footnotes at the end of the Statement.
See Notes to Financial Statements.
10 | September 30, 2025

Janus Henderson Triton Fund
Statement of Assets and Liabilities
September 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,817,028,670
Total distributable earnings (loss)	2,795,544,601
Total Net Assets	$5,612,573,271
Net Assets - Class A Shares	$228,373,336
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,752,799
Net Asset Value Per Share(2)	$26.09
Maximum Offering Price Per Share(3)	$27.68
Net Assets - Class C Shares	$8,337,663
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	387,220
Net Asset Value Per Share(2)	$21.53
Net Assets - Class D Shares	$874,788,768
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	31,255,853
Net Asset Value Per Share	$27.99
Net Assets - Class I Shares	$667,898,912
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	23,532,926
Net Asset Value Per Share	$28.38
Net Assets - Class N Shares	$2,270,150,881
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	78,711,785
Net Asset Value Per Share	$28.84
Net Assets - Class R Shares	$172,817,154
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,179,022
Net Asset Value Per Share	$24.07
Net Assets - Class S Shares	$189,268,709
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	7,402,754
Net Asset Value Per Share	$25.57
Net Assets - Class T Shares	$1,200,937,848
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	43,924,471
Net Asset Value Per Share	$27.34

(1)	Includes $72,600,804 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Triton Fund
Statement of Operations
For the year ended September 30, 2025

Investment Income:
Dividends	$35,351,305
Dividends from affiliates	2,328,465
Affiliated securities lending income, net	449,236
Unaffiliated securities lending income, net	117,010
Other income	24,325
Foreign tax withheld	(785,687)
Total Investment Income	37,484,654
Expenses:
Advisory fees	38,200,561
12b-1 Distribution and shareholder servicing fees:
Class A Shares	597,156
Class C Shares	86,706
Class R Shares	890,821
Class S Shares	498,559
Transfer agent administrative fees and expenses:
Class D Shares	977,813
Class R Shares	449,013
Class S Shares	499,248
Class T Shares	3,340,971
Transfer agent networking and omnibus fees:
Class A Shares	937,187
Class C Shares	6,008
Class I Shares	875,214
Other transfer agent fees and expenses:
Class A Shares	12,728
Class C Shares	456
Class D Shares	91,372
Class I Shares	25,299
Class N Shares	103,946
Class R Shares	3,067
Class S Shares	2,569
Class T Shares	11,414
Shareholder reports expense	273,797
Registration fees	187,597
Affiliated fund administration fees	176,668
Custodian fees	138,108
Trustees' fees and expenses	110,977
Professional fees	89,349
Other expenses	467,171
Total Expenses	49,053,775
Less: Excess Expense Reimbursement and Waivers	(542,315)
Net Expenses	48,511,460
Net Investment Income/(Loss)	(11,026,806)
See Notes to Financial Statements.
12 | September 30, 2025

Janus Henderson Triton Fund
Statement of Operations
For the year ended September 30, 2025
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions (1)	$517,899,139
Investments in affiliates	(1,463,146)
Forward foreign currency exchange contracts	(3,233,622)
Written options contracts	4,159,501
Total Net Realized Gain/(Loss) on Investments	517,361,872
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	(346,923,852)
Investments in affiliates	9,380,215
Purchased options contracts	547,237
Forward foreign currency exchange contracts	7,440,530
Written options contracts	(4,327,177)
Total Change in Unrealized Net Appreciation/Depreciation	(333,883,047)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$172,452,019

(1)	Includes $22,651,040 of realized gains and losses resulting from a redemption-in-kind during the year ended September 30, 2025.
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Triton Fund
Statements of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$(11,026,806)	$(9,520,558)
Net realized gain/(loss) on investments	517,361,872	544,815,179
Change in unrealized net appreciation/depreciation	(333,883,047)	839,788,914
Net Increase/(Decrease) in Net Assets Resulting from Operations	172,452,019	1,375,083,535
Dividends and Distributions to Shareholders:
Class A Shares	(18,936,256)	(19,456,859)
Class C Shares	(941,162)	(997,790)
Class D Shares	(65,672,106)	(63,809,900)
Class I Shares	(62,330,231)	(66,697,940)
Class N Shares	(168,090,876)	(168,010,363)
Class R Shares	(14,987,575)	(15,324,147)
Class S Shares	(16,264,522)	(17,173,162)
Class T Shares	(104,456,341)	(108,167,774)
Net Decrease from Dividends and Distributions to Shareholders	(451,679,069)	(459,637,935)
Capital Share Transactions:
Class A Shares	(21,697,914)	(37,223,871)
Class C Shares	(1,845,178)	(1,823,936)
Class D Shares	(43,192,909)	(64,368,938)
Class I Shares	(237,907,816)	(142,488,900)
Class N Shares	(165,422,595)	(233,305,805)
Class R Shares	(17,828,436)	(11,986,814)
Class S Shares	(22,981,171)	(32,129,572)
Class T Shares	(258,234,026)	(172,503,256)
Net Increase/(Decrease) from Capital Share Transactions	(769,110,045)	(695,831,092)
Net Increase/(Decrease) in Net Assets	(1,048,337,095)	219,614,508
Net Assets:
Beginning of period	6,660,910,366	6,441,295,858
End of period	$5,612,573,271	$6,660,910,366
See Notes to Financial Statements.
14 | September 30, 2025

Janus Henderson Triton Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.25	$23.95	$23.01	$38.38	$30.01
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.12)	(0.11)	(0.09)	(0.19)	(0.26)
Net realized and unrealized gain/(loss)	0.98	5.26	2.55	(8.25)	10.22
Total from Investment Operations	0.86	5.15	2.46	(8.44)	9.96
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Total Dividends and Distributions	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Net Asset Value, End of Period	$26.09	$27.25	$23.95	$23.01	$38.38
Total Return*	3.04%	23.06%	11.02%	(26.63)%	33.41%
Net Assets, End of Period (in thousands)	$228,373	$262,815	$265,744	$277,727	$467,269
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.31%	1.33%	1.36%	1.30%	1.29%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.12%	1.10%	1.12%	1.12%	1.10%
Ratio of Net Investment Income/(Loss)	(0.49)%	(0.44)%	(0.38)%	(0.65)%	(0.69)%
Portfolio Turnover Rate	20%	19%	19%	8%	24%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Triton Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.95	$20.56	$20.05	$34.49	$27.23
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.22)	(0.21)	(0.18)	(0.31)	(0.42)
Net realized and unrealized gain/(loss)	0.82	4.45	2.21	(7.20)	9.27
Total from Investment Operations	0.60	4.24	2.03	(7.51)	8.85
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Total Dividends and Distributions	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Net Asset Value, End of Period	$21.53	$22.95	$20.56	$20.05	$34.49
Total Return*	2.44%	22.39%	10.47%	(26.99)%	32.72%
Net Assets, End of Period (in thousands)	$8,338	$10,995	$11,573	$18,940	$49,738
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.68%	1.68%	1.59%	1.60%	1.65%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.68%	1.68%	1.59%	1.60%	1.65%
Ratio of Net Investment Income/(Loss)	(1.06)%	(1.02)%	(0.86)%	(1.15)%	(1.25)%
Portfolio Turnover Rate	20%	19%	19%	8%	24%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | September 30, 2025

Janus Henderson Triton Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$29.00	$25.30	$24.15	$39.82	$30.99
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.04)	(0.03)	(0.01)	(0.10)	(0.14)
Net realized and unrealized gain/(loss)	1.05	5.58	2.68	(8.64)	10.56
Total from Investment Operations	1.01	5.55	2.67	(8.74)	10.42
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Total Dividends and Distributions	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Net Asset Value, End of Period	$27.99	$29.00	$25.30	$24.15	$39.82
Total Return*	3.39%	23.44%	11.39%	(26.39)%	33.85%
Net Assets, End of Period (in thousands)	$874,789	$956,214	$890,168	$864,531	$1,289,904
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.79%	0.79%	0.80%	0.79%	0.78%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.79%	0.80%	0.79%	0.78%
Ratio of Net Investment Income/(Loss)	(0.16)%	(0.13)%	(0.06)%	(0.32)%	(0.37)%
Portfolio Turnover Rate	20%	19%	19%	8%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Triton Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$29.38	$25.60	$24.41	$40.17	$31.24
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.04)	(0.03)	(0.01)	(0.09)	(0.13)
Net realized and unrealized gain/(loss)	1.06	5.66	2.72	(8.74)	10.65
Total from Investment Operations	1.02	5.63	2.71	(8.83)	10.52
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Total Dividends and Distributions	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Net Asset Value, End of Period	$28.38	$29.38	$25.60	$24.41	$40.17
Total Return*	3.38%	23.48%	11.43%	(26.38)%	33.90%
Net Assets, End of Period (in thousands)	$667,899	$945,249	$957,122	$1,154,792	$2,082,427
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.78%	0.77%	0.77%	0.76%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.78%	0.77%	0.77%	0.76%	0.75%
Ratio of Net Investment Income/(Loss)	(0.15)%	(0.11)%	(0.04)%	(0.30)%	(0.34)%
Portfolio Turnover Rate	20%	19%	19%	8%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | September 30, 2025

Janus Henderson Triton Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$29.79	$25.90	$24.66	$40.48	$31.44
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.01)	— (2)	0.02	(0.06)	(0.10)
Net realized and unrealized gain/(loss)	1.08	5.74	2.74	(8.83)	10.73
Total from Investment Operations	1.07	5.74	2.76	(8.89)	10.63
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Total Dividends and Distributions	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Net Asset Value, End of Period	$28.84	$29.79	$25.90	$24.66	$40.48
Total Return*	3.51%	23.63%	11.52%	(26.32)%	34.04%
Net Assets, End of Period (in thousands)	$2,270,151	$2,532,656	$2,408,276	$2,485,743	$4,412,467
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.67%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Investment Income/(Loss)	(0.04)%	0.00%	0.08%	(0.20)%	(0.25)%
Portfolio Turnover Rate	20%	19%	19%	8%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
(2)	Less than 0.005%.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Triton Fund
Financial Highlights

Class R Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.36	$22.48	$21.74	$36.75	$28.86
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.18)	(0.17)	(0.15)	(0.26)	(0.35)
Net realized and unrealized gain/(loss)	0.91	4.90	2.41	(7.82)	9.83
Total from Investment Operations	0.73	4.73	2.26	(8.08)	9.48
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Total Dividends and Distributions	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Net Asset Value, End of Period	$24.07	$25.36	$22.48	$21.74	$36.75
Total Return*	2.73%	22.68%	10.73%	(26.87)%	33.06%
Net Assets, End of Period (in thousands)	$172,817	$200,900	$188,079	$188,832	$293,567
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.41%	1.41%	1.41%	1.41%	1.40%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.41%	1.41%	1.41%	1.41%	1.40%
Ratio of Net Investment Income/(Loss)	(0.78)%	(0.74)%	(0.67)%	(0.94)%	(0.99)%
Portfolio Turnover Rate	20%	19%	19%	8%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | September 30, 2025

Janus Henderson Triton Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.75	$23.56	$22.67	$37.93	$29.68
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.13)	(0.12)	(0.10)	(0.21)	(0.28)
Net realized and unrealized gain/(loss)	0.97	5.16	2.51	(8.12)	10.12
Total from Investment Operations	0.84	5.04	2.41	(8.33)	9.84
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Total Dividends and Distributions	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Net Asset Value, End of Period	$25.57	$26.75	$23.56	$22.67	$37.93
Total Return*	3.02%	22.97%	10.97%	(26.66)%	33.37%
Net Assets, End of Period (in thousands)	$189,269	$223,164	$225,745	$234,961	$452,832
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of Net Investment Income/(Loss)	(0.54)%	(0.50)%	(0.42)%	(0.69)%	(0.75)%
Portfolio Turnover Rate	20%	19%	19%	8%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Triton Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$28.41	$24.84	$23.76	$39.34	$30.67
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.07)	(0.06)	(0.04)	(0.13)	(0.19)
Net realized and unrealized gain/(loss)	1.02	5.48	2.64	(8.52)	10.45
Total from Investment Operations	0.95	5.42	2.60	(8.65)	10.26
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Total Dividends and Distributions	(2.02)	(1.85)	(1.52)	(6.93)	(1.59)
Net Asset Value, End of Period	$27.34	$28.41	$24.84	$23.76	$39.34
Total Return*	3.24%	23.34%	11.27%	(26.50)%	33.67%
Net Assets, End of Period (in thousands)	$1,200,938	$1,528,917	$1,494,589	$1,592,889	$2,670,126
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.91%	0.91%	0.91%	0.91%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.91%	0.90%	0.91%	0.90%	0.90%
Ratio of Net Investment Income/(Loss)	(0.28)%	(0.24)%	(0.16)%	(0.44)%	(0.49)%
Portfolio Turnover Rate	20%	19%	19%	8%	24%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
22 | September 30, 2025

Janus Henderson Triton Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Triton Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act.
Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares. Effective July 18, 2022, the Fund reopened to all new investors.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, employer-sponsored retirement plans, and bank trust platforms.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class R Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement
Janus Investment Fund | 23

Janus Henderson Triton Fund
Notes to Financial Statements
with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended September 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
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Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
The Fund's management has determined the Fund did not hold a significant amount of Level 3 securities as of
September 30, 2025.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
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Janus Henderson Triton Fund
Notes to Financial Statements
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended September 30, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise
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Notes to Financial Statements
would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale
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Notes to Financial Statements
commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the
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Notes to Financial Statements
underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of
Investments (if applicable).
During the year, the Fund purchased call options on various equity securities for the purpose of increasing exposure to individual equity risk.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the year, the Fund wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or
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Notes to Financial Statements
recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
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Notes to Financial Statements
As of September 30, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $72,600,804. Gross amounts of recognized liabilities for securities lending (collateral received) as of September 30, 2025 is $75,324,342, resulting in the net amount due to the counterparty of
$2,723,538.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of
September 30, 2025” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.86% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may
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Janus Henderson Triton Fund
Notes to Financial Statements
serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $532,252 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class R Shares, Class S Shares, and Class T Shares for providing or procuring administrative services to investors in Class R Shares, Class S Shares, and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class R
Shares, Class S Shares, and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
32 | September 30, 2025

Janus Henderson Triton Fund
Notes to Financial Statements
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, up to 0.50% for Class R Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2025, the Distributor retained upfront sales charges of $3,108.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended September 30,
2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class C Shares paid CDSCs of $406.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
Janus Investment Fund | 33

Janus Henderson Triton Fund
Notes to Financial Statements
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended September 30, 2025, the Fund engaged in cross trades amounting to $4,593,149 in sales, resulting in a net realized gain of $1,661,435. The net realized gain is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation, derivatives, and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$-	$442,892,400	$-	$(7,090,648)	$(3,001,143)	$2,362,743,992
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$3,333,567,141	$2,578,125,488	$(215,381,496)	$2,362,743,992
Information on the tax components of derivatives as of September 30, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(4,672,461)	$-	$(2,869,432)	$(2,869,432)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$20,520,447	$431,158,622	$-	$3,971,988

For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$-	$459,637,935	$-	$-
34 | September 30, 2025

Janus Henderson Triton Fund
Notes to Financial Statements
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $59,135,940, all of which is long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
6. Capital Share Transactions
	Year ended September 30, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	1,492,895	$37,804,289	1,591,871	$38,700,055
Reinvested dividends and distributions	463,622	12,299,884	540,497	12,280,092
Shares repurchased	(2,848,458)	(71,802,087)	(3,584,479)	(88,204,018)
Net Increase/(Decrease)	(891,941)	$(21,697,914)	(1,452,111)	$(37,223,871)
Class C Shares:
Shares sold	40,438	$851,160	68,018	$1,430,157
Reinvested dividends and distributions	41,174	905,819	49,700	955,232
Shares repurchased	(173,565)	(3,602,157)	(201,379)	(4,209,325)
Net Increase/(Decrease)	(91,953)	$(1,845,178)	(83,661)	$(1,823,936)
Class D Shares:
Shares sold	846,999	$22,797,924	1,049,917	$27,682,514
Reinvested dividends and distributions	2,225,516	63,182,404	2,544,728	61,353,405
Shares repurchased	(4,789,579)	(129,173,237)	(5,811,809)	(153,404,857)
Net Increase/(Decrease)	(1,717,064)	$(43,192,909)	(2,217,164)	$(64,368,938)
Class I Shares:
Shares sold	3,290,285	$91,290,786	5,318,759	$139,600,084
Reinvested dividends and distributions	1,982,360	57,052,318	2,419,822	59,092,059
Shares repurchased	(13,916,425)	(386,250,920)	(12,954,802)	(341,181,043)
Net Increase/(Decrease)	(8,643,780)	$(237,907,816)	(5,216,221)	$(142,488,900)
Class N Shares:
Shares sold	11,882,943	$331,634,662	12,233,860	$329,066,274
Reinvested dividends and distributions	5,446,938	159,159,535	6,439,958	159,388,955
Shares repurchased	(23,634,246)	(656,216,792)	(26,625,662)	(721,761,034)
Net Increase/(Decrease)	(6,304,365)	$(165,422,595)	(7,951,844)	$(233,305,805)
Class R Shares:
Shares sold	633,773	$14,945,414	825,972	$18,997,259
Reinvested dividends and distributions	606,752	14,889,683	718,463	15,224,241
Shares repurchased	(1,983,500)	(47,663,533)	(1,990,389)	(46,208,314)
Net Increase/(Decrease)	(742,975)	$(17,828,436)	(445,954)	$(11,986,814)
Class S Shares:
Shares sold	779,005	$19,391,256	924,707	$22,442,821
Reinvested dividends and distributions	613,516	15,957,546	753,953	16,820,691
Shares repurchased	(2,331,607)	(58,329,973)	(2,919,883)	(71,393,084)
Net Increase/(Decrease)	(939,086)	$(22,981,171)	(1,241,223)	$(32,129,572)
Class T Shares:
Shares sold	3,239,951	$85,678,536	4,644,950	$120,249,879
Reinvested dividends and distributions	3,702,948	102,793,847	4,508,622	106,583,816
Shares repurchased	(16,843,881)	(446,706,409)	(15,496,081)	(399,336,951)
Net Increase/(Decrease)	(9,900,982)	$(258,234,026)	(6,342,509)	$(172,503,256)
7. Purchases and Sales of Investment Securities
For the year ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$1,180,692,924	$2,338,189,474	$-	$-
Janus Investment Fund | 35

Janus Henderson Triton Fund
Notes to Financial Statements
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
36 | September 30, 2025

Janus Henderson Triton Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Triton Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Triton Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent, investee company and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 37

Janus Henderson Triton Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2025:
Capital Gain Distributions	$490,294,562
38 | September 30, 2025

Janus Henderson Triton Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 39

Janus Henderson Triton Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
40 | September 30, 2025

Janus Henderson Triton Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 41

Janus Henderson Triton Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
42 | September 30, 2025

Janus Henderson Triton Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
Janus Investment Fund | 43

Janus Henderson Triton Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
44 | September 30, 2025

Janus Henderson Triton Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 45

Janus Henderson Triton Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
46 | September 30, 2025

Janus Henderson Triton Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
Janus Investment Fund | 47

Janus Henderson Triton Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
48 | September 30, 2025

Janus Henderson Triton Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 49

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93054 11-25

ANNUAL FINANCIAL STATEMENTS

September 30, 2025
Janus Henderson U.S. Dividend Income Fund
Janus Investment Fund

Janus Henderson U.S. Dividend Income Fund

Janus Henderson U.S. Dividend Income Fund
Schedule of Investments
September 30, 2025

	Shares	Value
Common Stocks – 99.7%
Aerospace & Defense – 2.1%
Raytheon Technologies Corp	6,741	$1,127,971
Airlines – 1.1%
Delta Air Lines Inc	10,877	617,270
Banks – 6.9%
JPMorgan Chase & Co	7,869	2,482,120
PNC Financial Services Group Inc/The	6,386	1,283,139
		3,765,259
Biotechnology – 2.7%
AbbVie Inc	3,495	809,232
Amgen Inc	2,465	695,623
		1,504,855
Building Products – 1.3%
Trane Technologies PLC	1,706	719,864
Capital Markets – 12.1%
Bank of New York Mellon Corp	9,042	985,216
CME Group Inc	3,957	1,069,142
Goldman Sachs Group Inc	2,121	1,689,059
Intercontinental Exchange Inc	6,308	1,062,772
Morgan Stanley	11,643	1,850,771
		6,656,960
Consumer Finance – 2.6%
American Express Co	4,235	1,406,698
Diversified Telecommunication Services – 2.3%
Verizon Communications Inc	28,892	1,269,803
Electric Utilities – 2.8%
Alliant Energy Corp	8,345	562,536
American Electric Power Co Inc	8,433	948,713
		1,511,249
Electrical Equipment – 2.7%
Eaton Corp PLC	2,491	932,257
Emerson Electric Co	4,086	536,001
		1,468,258
Electronic Equipment, Instruments & Components – 2.1%
Amphenol Corp	9,232	1,142,460
Entertainment – 2.5%
Walt Disney Co/The	11,883	1,360,603
Health Care Equipment & Supplies – 4.3%
Abbott Laboratories	8,332	1,115,988
Medtronic PLC	13,281	1,264,882
		2,380,870
Health Care Providers & Services – 1.1%
HCA Healthcare Inc	1,433	610,745
Hotels, Restaurants & Leisure – 3.0%
Marriott International Inc/MD - Class A	3,245	845,128
Royal Caribbean Cruises Ltd	2,441	789,859
		1,634,987
Household Durables – 1.5%
Garmin Ltd	3,421	842,319
Independent Power and Renewable Electricity Producers – 0.8%
Vistra Corp	2,240	438,861
Industrial Conglomerates – 1.2%
3M Co	4,218	654,549
Information Technology Services – 2.9%
Accenture PLC	2,715	669,519
International Business Machines Corp	3,302	931,692
		1,601,211
Insurance – 2.9%
Marsh & McLennan Cos Inc	2,623	528,613
Travelers Cos Inc	3,743	1,045,121
		1,573,734
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson U.S. Dividend Income Fund
Schedule of Investments
September 30, 2025
	Shares	Value
Common Stocks – (continued)
Interactive Media & Services – 4.5%
Alphabet Inc - Class C	6,000	$1,461,300
Meta Platforms Inc - Class A	1,397	1,025,929
		2,487,229
Life Sciences Tools & Services – 1.5%
Danaher Corp	4,166	825,951
Machinery – 2.5%
Cummins Inc	1,614	681,705
Deere & Co	1,490	681,318
		1,363,023
Multi-Utilities – 2.0%
Ameren Corp	5,377	561,251
CMS Energy Corp	7,442	545,201
		1,106,452
Oil, Gas & Consumable Fuels – 4.6%
Chevron Corp	9,231	1,433,482
ConocoPhillips	11,373	1,075,772
		2,509,254
Pharmaceuticals – 4.0%
Johnson & Johnson	8,471	1,570,693
Zoetis Inc	4,306	630,054
		2,200,747
Professional Services – 0.9%
Booz Allen Hamilton Holding Corp	5,189	518,641
Road & Rail – 1.7%
Union Pacific Corp	3,926	927,989
Semiconductor & Semiconductor Equipment – 6.9%
Applied Materials Inc	5,449	1,115,628
Broadcom Inc	3,947	1,302,155
Texas Instruments Inc	7,395	1,358,683
		3,776,466
Software – 3.1%
Intuit Inc	656	447,989
Microsoft Corp	1,716	888,802
Oracle Corp	1,230	345,925
		1,682,716
Specialized Real Estate Investment Trusts (REITs) – 1.2%
Lamar Advertising Co	5,258	643,684
Specialty Retail – 1.7%
Home Depot Inc	2,304	933,558
Technology Hardware, Storage & Peripherals – 1.6%
Dell Technologies Inc	6,359	901,515
Textiles, Apparel & Luxury Goods – 1.7%
NIKE Inc - Class B	13,322	928,943
Tobacco – 2.9%
Philip Morris International Inc	9,671	1,568,636
Total Common Stocks (cost $46,628,106)		54,663,330
Investment Companies – 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $250,053)	250,002	250,053
Total Investments (total cost $46,878,159) – 100.1%		54,913,383
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(73,931)
Net Assets – 100%		$54,839,452
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2025

Janus Henderson U.S. Dividend Income Fund
Schedule of Investments
September 30, 2025

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$44,759	$22,527,272	$(22,321,964)	$(17)	$3	$250,053	250,002	$9,030
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	-	1,106,357	(1,106,357)	-	-	-	-	22 ∆
Total Affiliated Investments - 0.4%
	$44,759	$23,633,629	$(23,428,321)	$(17)	$3	$250,053	250,002	$9,052
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson U.S. Dividend Income Fund
Notes to Schedule of Investments and Other Information

LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of September 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$54,663,330	$-	$-
Investment Companies	-	250,053	-
Total Assets	$54,663,330	$250,053	$-
4  | September 30, 2025

Janus Henderson U.S. Dividend Income Fund
Statement of Assets and Liabilities
September 30, 2025

Assets:
Unaffiliated investments, at value (cost $46,628,106)	$54,663,330
Affiliated investments, at value (cost $250,053)	250,053
Cash	10,527
Trustees' deferred compensation	1,566
Receivables:
Fund shares sold	68,200
Dividends	22,259
Dividends from affiliates	673
Other assets	10
Total Assets	55,016,618
Liabilities:
Payables:
Professional fees	62,389
Investments purchased	28,897
Fund shares repurchased	20,021
Advisory fees	12,484
Dividends	6,123
Transfer agent fees and expenses	3,769
Custodian fees	2,439
Trustees' deferred compensation fees	1,566
Trustees' fees and expenses	214
Affiliated fund administration fees payable	109
Accrued expenses and other payables	39,155
Total Liabilities	177,166
Commitments and contingent liabilities (Note 3)
Net Assets	$54,839,452
Net Assets Consist of:
Capital (par value and paid-in surplus)	$46,219,431
Total distributable earnings (loss)	8,620,021
Total Net Assets	$54,839,452
Net Assets - Class D Shares	$34,836,969
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,646,851
Net Asset Value Per Share	$13.16
Net Assets - Class I Shares	$450,330
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	34,224
Net Asset Value Per Share	$13.16
Net Assets - Class N Shares	$19,552,153
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	1,487,451
Net Asset Value Per Share	$13.14
See Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson U.S. Dividend Income Fund
Statement of Operations
For the year ended September 30, 2025

Investment Income:
Dividends	$820,449
Dividends from affiliates	9,030
Affiliated securities lending income, net	22
Unaffiliated securities lending income, net	5
Other income	147
Foreign tax withheld	(316)
Total Investment Income	829,337
Expenses:
Advisory fees	219,146
12b-1 Distribution and shareholder servicing fees:
Transfer agent administrative fees and expenses:
Class D Shares	25,785
Transfer agent networking and omnibus fees:
Class I Shares	149
Other transfer agent fees and expenses:
Class D Shares	5,714
Class I Shares	35
Class N Shares	744
Non-affiliated fund administration fees	101,010
Registration fees	64,064
Professional fees	54,803
Custodian fees	16,730
Shareholder reports expense	9,000
Affiliated fund administration fees	1,161
Trustees' fees and expenses	739
Other expenses	8,202
Total Expenses	507,282
Less: Excess Expense Reimbursement and Waivers	(220,906)
Net Expenses	286,376
Net Investment Income/(Loss)	542,961
Net Realized Gain/(Loss) on Investments:
Investments	1,049,867
Investments in affiliates	(17)
Total Net Realized Gain/(Loss) on Investments	1,049,850
Change in Unrealized Net Appreciation/Depreciation:
Investments and Trustees' deferred compensation	4,614,643
Investments in affiliates	3
Total Change in Unrealized Net Appreciation/Depreciation	4,614,646
Net Increase/(Decrease) in Net Assets Resulting from Operations	$6,207,457
See Notes to Financial Statements.
6  | September 30, 2025

Janus Henderson U.S. Dividend Income Fund
Statements of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$542,961	$446,539
Net realized gain/(loss) on investments	1,049,850	524,169
Change in unrealized net appreciation/depreciation	4,614,646	3,741,623
Net Increase/(Decrease) in Net Assets Resulting from Operations	6,207,457	4,712,331
Dividends and Distributions to Shareholders:
Class D Shares	(811,206)	(185,053)
Class I Shares	(18,150)	(7,488)
Class N Shares	(413,343)	(312,342)
Net Decrease from Dividends and Distributions to Shareholders	(1,242,699)	(504,883)
Capital Share Transactions:
Class D Shares	17,978,378	9,951,405
Class I Shares	20,510	136,319
Class N Shares	10,079,079	(11,931,562)
Net Increase/(Decrease) from Capital Share Transactions	28,077,967	(1,843,838)
Net Increase/(Decrease) in Net Assets	33,042,725	2,363,610
Net Assets:
Beginning of period	21,796,727	19,433,117
End of period	$54,839,452	$21,796,727
See Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson U.S. Dividend Income Fund
Financial Highlights

Class D Shares
For a share outstanding during the year or period ended September 30	2025	2024	2023(1)
Net Asset Value, Beginning of Period	$11.98	$9.89	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.18	0.20	0.17
Net realized and unrealized gain/(loss)	1.52	2.14	(0.19)
Total from Investment Operations	1.70	2.34	(0.02)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.17)	(0.22)	(0.09)
Distributions (from capital gains)	(0.35)	(0.03)	—
Total Dividends and Distributions	(0.52)	(0.25)	(0.09)
Net Asset Value, End of Period	$13.16	$11.98	$9.89
Total Return*	14.60%	23.89%	(0.25)%
Net Assets, End of Period (in thousands)	$34,837	$13,817	$2,363
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.44%	1.52%	10.39%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.83%	0.89%	0.92%
Ratio of Net Investment Income/(Loss)	1.46%	1.81%	2.11%
Portfolio Turnover Rate	59%	81%	85%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from December 20, 2022 (inception date) through September 30, 2023.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
8  | September 30, 2025

Janus Henderson U.S. Dividend Income Fund
Financial Highlights

Class I Shares
For a share outstanding during the year or period ended September 30	2025	2024	2023(1)
Net Asset Value, Beginning of Period	$11.97	$9.89	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.19	0.21	0.18
Net realized and unrealized gain/(loss)	1.53	2.14	(0.20)
Total from Investment Operations	1.72	2.35	(0.02)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.24)	(0.09)
Distributions (from capital gains)	(0.35)	(0.03)	—
Total Dividends and Distributions	(0.53)	(0.27)	(0.09)
Net Asset Value, End of Period	$13.16	$11.97	$9.89
Total Return*	14.79%	23.94%	(0.19)%
Net Assets, End of Period (in thousands)	$450	$396	$200
Ratios to Average Net Assets**:
Ratio of Gross Expenses	2.15%	2.33%	16.44%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.75%	0.79%	0.80%
Ratio of Net Investment Income/(Loss)	1.59%	1.92%	2.30%
Portfolio Turnover Rate	59%	81%	85%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from December 20, 2022 (inception date) through September 30, 2023.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 9

Janus Henderson U.S. Dividend Income Fund
Financial Highlights

Class N Shares
For a share outstanding during the year or period ended September 30	2025	2024	2023(1)
Net Asset Value, Beginning of Period	$11.96	$9.89	$10.00
Income/(Loss) from Investment Operations:
Net investment income/(loss)(2)	0.19	0.22	0.18
Net realized and unrealized gain/(loss)	1.52	2.13	(0.20)
Total from Investment Operations	1.71	2.35	(0.02)
Less Dividends and Distributions:
Dividends (from net investment income)	(0.18)	(0.25)	(0.09)
Distributions (from capital gains)	(0.35)	(0.03)	—
Total Dividends and Distributions	(0.53)	(0.28)	(0.09)
Net Asset Value, End of Period	$13.14	$11.96	$9.89
Total Return*	14.72%	23.95%	(0.18)%
Net Assets, End of Period (in thousands)	$19,552	$7,584	$16,870
Ratios to Average Net Assets**:
Ratio of Gross Expenses	1.26%	1.47%	2.00%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.70%	0.76%	0.76%
Ratio of Net Investment Income/(Loss)	1.54%	2.03%	2.23%
Portfolio Turnover Rate	59%	81%	85%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
**	Annualized for periods of less than one full year.
(1)	Period from December 20, 2022 (inception date) through September 30, 2023.
(2)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
10 | September 30, 2025

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson U.S. Dividend Income Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks to provide current income and aims to provide a growing stream of income per share over time. The Fund’s secondary objective is to seek to provide long-term capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
The Fund currently offers Class D Shares. Class D Shares are available to new investors, subject to any closed fund policies for a Fund, as applicable.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended September 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market
Janus Investment Fund | 11

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements
quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to
Schedule of Investments and Other Information.
12 | September 30, 2025

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends of net investment income are generally declared and distributed quarterly, and realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also
Janus Investment Fund | 13

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements
decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is
14 | September 30, 2025

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements
delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of September 30, 2025.
3. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The following table reflects the Fund’s contractual investment advisory fee rate (expressed as an annual rate).
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%)
First $2 Billion	0.60
Over $2 Billion	0.55
The Fund’s actual investment advisory fee rate for the reporting period was 0.60% of average annual net assets before any applicable waivers.
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.68% for at least a one-year period commencing on January 28, 2025. The previous expense limit (for a one-year period commencing January 26, 2024) was 0.75%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense
Reimbursement and Waivers” on the Statement of Operations.
For the period of three years subsequent to the Fund’s commencement of operations, or until the Fund’s assets exceed the first breakpoint in the investment advisory fee schedule, whichever occurs first, the Adviser may recover from the Fund fees and expenses previously waived or reimbursed, which could then be considered a deferral, if the Fund’s expense ratio including recovered expenses, falls below the expense limit. If applicable, this amount is disclosed as “Recoupment expense” on the Statement of Operations. During the year endedSeptember 30, 2025, the Adviser reimbursed the Fund $220,906 of fees and expense that are eligible for recoupment. As of September 30, 2025, the aggregate amount of recoupment that may potentially be made to the Adviser is $597,520. The recoupment of such reimbursements expires at the latest December 20, 2025.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $532,252 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction
Janus Investment Fund | 15

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements
confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class I Shares of the Fund to the Transfer Agent, which uses such fees to reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.15% for Class I Shares on an annual basis based on the daily net assets of the share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the
16 | September 30, 2025

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements
1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
As of September 30, 2025, shares of the Fund were owned by affiliates of the Adviser, and/or other funds advised by the Adviser, as indicated in the table below:
Class	% of Class Owned	% of Fund Owned
Class D Shares	- %	- %
Class I Shares	64	1
Class N Shares	75	27
4. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$-	$968,517	$-	$-	$(1,566)	$7,653,070
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$47,260,313	$8,336,557	$(683,487)	$7,653,070
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$547,817	$694,882	$-	$-

For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$504,883	$-	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $39,905, all of
Janus Investment Fund | 17

Janus Henderson U.S. Dividend Income Fund
Notes to Financial Statements
which is long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
5. Capital Share Transactions
	Year ended September 30, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class D Shares:
Shares sold	2,041,474	$24,581,890	1,019,920	$11,121,828
Reinvested dividends and distributions	61,239	736,878	13,861	155,854
Shares repurchased	(609,370)	(7,340,390)	(119,131)	(1,326,277)
Net Increase/(Decrease)	1,493,343	$17,978,378	914,650	$9,951,405
Class I Shares:
Shares sold	21,245	$259,697	14,125	$151,730
Reinvested dividends and distributions	1,518	18,150	674	7,488
Shares repurchased	(21,609)	(257,337)	(1,914)	(22,899)
Net Increase/(Decrease)	1,154	$20,510	12,885	$136,319
Class N Shares:
Shares sold	933,922	$11,045,791	98,288	$1,046,152
Reinvested dividends and distributions	34,299	413,343	28,737	312,342
Shares repurchased	(114,894)	(1,380,055)	(1,198,302)	(13,290,056)
Net Increase/(Decrease)	853,327	$10,079,079	(1,071,277)	$(11,931,562)
6. Purchases and Sales of Investment Securities
For the year ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$48,940,814	$21,708,563	$-	$-
7. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
18 | September 30, 2025

Janus Henderson U.S. Dividend Income Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson U.S. Dividend Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson U.S. Dividend Income Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the two years in the period ended September 30, 2025 and for the period from December 20, 2022 (commencement of operations) through September 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years ended September 30, 2025 and the financial highlights for each of the two years in the period ended September 30, 2025 and for the period from December 20, 2022 (commencement of operations) through September 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
Janus Investment Fund | 19

Janus Henderson U.S. Dividend Income Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2025:
Section 163(j) Interest Dividend	1%
Capital Gain Distributions	$734,787
Dividends Received Deduction Percentage	93%
Qualified Dividend Income Percentage	93%
20 | September 30, 2025

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
Janus Investment Fund | 21

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
22 | September 30, 2025

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
Janus Investment Fund | 23

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
24 | September 30, 2025

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
Janus Investment Fund | 25

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
26 | September 30, 2025

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Janus Investment Fund | 27

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
28 | September 30, 2025

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
Janus Investment Fund | 29

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
30 | September 30, 2025

Janus Henderson U.S. Dividend Income Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
Janus Investment Fund | 31

Janus Henderson U.S. Dividend Income Fund
Notes
32 | September 30, 2025

Janus Henderson U.S. Dividend Income Fund
Notes
Janus Investment Fund | 33

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93097 11-25

ANNUAL FINANCIAL STATEMENTS

September 30, 2025
Janus Henderson Venture Fund
Janus Investment Fund

Janus Henderson Venture Fund

Janus Henderson Venture Fund
Schedule of Investments
September 30, 2025

	Shares/Principal/ Contract Amounts	Value
Convertible Corporate Bonds – 0%
Biotechnology – 0%
Claris Biotherapeutics Inc, 8.0000%, 7/31/26¢,£,§	$221,444	$221,444
Claris Biotherapeutics Inc - Series B, 8.0000%, 7/31/26¢,£,§	154,340	154,340
Total Convertible Corporate Bonds (cost $375,784)		375,784
Common Stocks – 97.9%
Aerospace & Defense – 1.5%
Loar Holdings Inc*	247,381	19,790,480
Standardaero Inc*	743,781	20,297,783
Voyager Technologies Inc - Class A*,#	299,251	8,911,695
		48,999,958
Automobiles – 0.4%
Thor Industries Inc	107,867	11,184,729
Banks – 1.9%
Bancorp Inc/The*	806,758	60,418,107
Biotechnology – 14.0%
89bio Inc*	1,117,836	16,432,189
Akero Therapeutics Inc*	197,640	9,383,947
Arcellx Inc*	142,854	11,728,313
Ascendis Pharma A/S (ADR)*	151,025	30,025,280
Avidity Biosciences Inc*	904,423	39,405,710
Biohaven Ltd*	516,789	7,757,003
Bridgebio Pharma Inc*	523,818	27,207,107
Caris Life Sciences Inc*	627,762	18,989,801
Centessa Pharmacuticals PLC (ADR)*	485,677	11,777,667
Crinetics Pharmaceuticals Inc*	282,004	11,745,467
Disc Medicine Inc*	100,740	6,656,899
Halozyme Therapeutics Inc*	336,003	24,642,460
IDEAYA Biosciences Inc*	427,934	11,644,084
Insmed Inc*	216,471	31,173,989
Janux Therapeutics Inc*	283,368	6,925,514
Madrigal Pharmaceuticals Inc*	56,928	26,110,597
Metsera Inc*,#	307,473	16,090,062
Mirum Pharmaceuticals Inc*	468,137	34,319,123
Nuvalent Inc - Class A*	149,735	12,949,083
PTC Therapeutics Inc*	313,791	19,257,354
Revolution Medicines Inc*	457,183	21,350,446
Soleno Therapeutics Inc*	240,545	16,260,842
Travere Therapeutics Inc*	450,768	10,773,355
Vaxcyte Inc*	482,193	17,368,592
Xenon Pharmaceuticals Inc*	258,431	10,376,005
		450,350,889
Building Products – 2.8%
CSW Industrials Inc	79,057	19,191,087
Janus International Group Inc*	1,985,803	19,599,876
Zurn Water Solutions Corp	1,052,645	49,505,894
		88,296,857
Capital Markets – 2.5%
Bullish*	193,201	12,289,515
Hamilton Lane Inc	119,744	16,140,294
LPL Financial Holdings Inc	156,461	52,053,010
		80,482,819
Chemicals – 3.3%
Perimeter Solutions Inc*	2,246,596	50,301,284
Sensient Technologies Corp	590,573	55,425,276
		105,726,560
Commercial Services & Supplies – 4.6%
Brady Corp	179,793	14,029,247
CECO Environmental Corp*	851,419	43,592,653
Cimpress PLC*	194,248	12,245,394
Montrose Environmental Group Inc*	733,861	20,151,823
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 1

Janus Henderson Venture Fund
Schedule of Investments
September 30, 2025
	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Commercial Services & Supplies – (continued)
MSA Safety Inc	89,612	$15,419,537
Rentokil Initial PLC (ADR)	1,708,092	43,129,323
		148,567,977
Construction & Engineering – 1.7%
Legence Corp - Class A*	425,787	13,118,498
Sterling Construction Co Inc*	123,433	41,927,721
		55,046,219
Consumer Finance – 0.1%
Figure Technology Solutions Inc - Class A*	84,661	3,079,121
Diversified Consumer Services – 2.5%
Stride Inc*	539,912	80,414,493
Diversified Financial Services – 2.9%
Euronet Worldwide Inc*	349,878	30,722,787
Shift4 Payments Inc - Class A*,#	501,019	38,778,870
WEX Inc*	147,705	23,267,969
		92,769,626
Diversified Telecommunication Services – 1.1%
AST SpaceMobile Inc*	686,100	33,673,788
Electronic Equipment, Instruments & Components – 5.2%
Arlo Technologies Inc*	884,618	14,994,275
Bel Fuse Inc - Class B	265,716	37,471,270
Napco Security Technologies Inc	636,113	27,321,054
Novanta Inc*	162,969	16,321,345
OSI Systems Inc*	284,966	71,024,926
		167,132,870
Entertainment – 1.2%
Atlanta Braves Holdings Inc - Class C*	695,666	28,932,749
Manchester United PLC*	553,913	8,386,243
		37,318,992
Food & Staples Retailing – 1.7%
Casey's General Stores Inc	96,845	54,748,415
Food Products – 0.4%
Mama's Creations Inc*	1,338,923	14,072,081
Health Care Equipment & Supplies – 4.7%
Beta Bionics Inc*,#	619,112	12,301,755
Carlsmed Inc*,#	615,375	8,239,871
Glaukos Corp*	319,400	26,047,070
Globus Medical Inc*	613,085	35,111,378
ICU Medical Inc*	223,286	26,785,389
Lantheus Holdings Inc*	477,281	24,479,743
STERIS PLC	74,400	18,409,536
		151,374,742
Health Care Providers & Services – 0.6%
HealthEquity Inc*	218,165	20,675,497
Health Care Technology – 2.4%
Doximity Inc - Class A*	390,848	28,590,531
HeartFlow Inc*	781,652	26,310,406
Waystar Holding Corp*	561,977	21,310,168
		76,211,105
Hotels, Restaurants & Leisure – 2.4%
Aramark	911,837	35,014,541
Inspired Entertainment Inc*	1,242,026	11,650,204
Monarch Casino & Resort Inc	229,100	24,247,944
Portillo's Inc - Class A*	1,133,959	7,314,035
		78,226,724
Household Durables – 0.5%
Dream Finders Homes Inc - Class A*,#	568,767	14,742,441
Insurance – 1.3%
Accelerant Holdings - Class A*	525,435	7,823,727
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
2  | September 30, 2025

Janus Henderson Venture Fund
Schedule of Investments
September 30, 2025
	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Insurance – (continued)
BRP Group Inc - Class A*	612,723	$17,284,916
RLI Corp	240,789	15,704,259
		40,812,902
Interactive Media & Services – 0.6%
Ziff Davis Inc*	496,138	18,902,858
Life Sciences Tools & Services – 0%
OmniAb Inc - 12.5 Earnout*	104,942	73,428
OmniAb Inc - 15 Earnout*	104,942	63,595
		137,023
Machinery – 7.2%
Alamo Group Inc	144,516	27,588,104
ATS Corp*	847,324	22,171,087
EnPro Industries Inc	143,436	32,416,536
Gates Industrial Corp PLC*	1,352,854	33,577,836
ITT Inc	238,763	42,681,274
Kornit Digital Ltd*	681,004	9,193,554
SPX Technologies Inc*	332,677	62,137,410
		229,765,801
Metals & Mining – 0.8%
Constellium SE*	1,706,219	25,388,539
Oil, Gas & Consumable Fuels – 1.3%
California Resources Corp	230,847	12,276,444
Magnolia Oil & Gas Corp	1,256,829	30,000,508
		42,276,952
Personal Products – 1.4%
BellRing Brands Inc*	374,792	13,623,689
Oddity Tech Ltd - Class A*	502,524	31,307,245
		44,930,934
Pharmaceuticals – 3.4%
Avadel Pharmaceuticals PLC*	1,441,349	22,009,399
Edgewise Therapeutics Inc*	185,642	3,011,113
Ligand Pharmaceuticals Inc*	278,434	49,321,799
Structure Therapeutics Inc (ADR)*,#	255,347	7,149,716
Verona Pharma PLC (ADR)*	253,325	27,032,311
		108,524,338
Professional Services – 9.1%
Alight Inc - Class A	2,705,018	8,818,359
Asure Software Inc*,£	1,569,490	12,869,818
Broadridge Financial Solutions Inc	166,207	39,585,521
CACI International Inc - Class A*	56,223	28,042,908
CBIZ Inc*	279,217	14,787,332
CRA International Inc	116,788	24,353,802
Innodata Inc*,#	505,360	38,948,095
Paylocity Holding Corp*	206,264	32,851,667
SS&C Technologies Holdings Inc	834,396	74,060,989
UL Solutions Inc - Class A	238,500	16,900,110
		291,218,601
Real Estate Management & Development – 1.2%
Colliers International Group Inc - Subordinate Voting Shares	130,659	20,410,243
FirstService Corp	99,819	19,014,521
		39,424,764
Semiconductor & Semiconductor Equipment – 2.1%
MACOM Technology Solutions Holdings Inc*	118,751	14,783,312
Nova Ltd*	45,759	14,627,322
ON Semiconductor Corp*	370,244	18,256,731
PDF Solutions Inc*	722,812	18,663,006
		66,330,371
Software – 7.2%
Alkami Technology Inc*	644,285	16,004,039
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 3

Janus Henderson Venture Fund
Schedule of Investments
September 30, 2025
	Shares/Principal/ Contract Amounts	Value
Common Stocks – (continued)
Software – (continued)
Blackbaud Inc*	439,810	$28,284,181
Clearwater Analytics Holdings Inc - Class A*	680,902	12,269,854
Computer Modelling Group Ltd	1,792,673	8,077,657
Consensus Cloud Solutions Inc*	724,699	21,284,410
Descartes Systems Group Inc/The*	570,109	53,688,166
Kinaxis Inc*	128,709	16,617,012
Nice Ltd (ADR)*	104,233	15,090,854
Procore Technologies Inc*	201,940	14,725,465
Tyler Technologies Inc*	53,715	28,101,539
Vertex Inc - Class A*	730,589	18,111,301
		232,254,478
Specialty Retail – 1.0%
Valvoline Inc*	867,783	31,162,088
Textiles, Apparel & Luxury Goods – 1.2%
Gildan Activewear Inc	657,011	37,975,236
Trading Companies & Distributors – 1.7%
Core & Main Inc - Class A*	811,434	43,679,492
SiteOne Landscape Supply Inc*	95,922	12,354,754
		56,034,246
Total Common Stocks (cost $1,805,766,276)		3,138,653,141
Private Placements – 1.0%
Biotechnology – 0.2%
Claris Biotherapeutics Inc - Series A-3*,¢,£,§	5,023,916	2,197,963
Galvanize Therapeutics Inc - Series C*,¢,§	8,246,395	4,368,940
		6,566,903
Health Care Technology – 0.3%
Kardium Inc - Series 8 Class D Preferred shares*,¢,§	8,991,217	8,313,549
Professional Services – 0.3%
Apartment List Inc*,¢,§	2,431,401	10,527,966
IntelyCare Inc*,¢,§	384,276	872,307
		11,400,273
Software – 0.2%
Loadsmart Inc - Series A*,¢,§	140,312	1,716,016
Loadsmart Inc - Series D*,¢,§	399,891	4,890,667
		6,606,683
Total Private Placements (cost $43,958,588)		32,887,408
Investment Companies – 1.2%
Money Markets – 1.2%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $37,026,630)	37,019,226	37,026,630
Investments Purchased with Cash Collateral from Securities Lending – 1.3%
Investment Companies – 1.0%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº,£	33,281,722	33,281,722
Time Deposits – 0.3%
Royal Bank of Canada, 4.0800%, 10/1/25	$8,326,520	8,326,520
Total Investments Purchased with Cash Collateral from Securities Lending (cost $41,608,242)		41,608,242
OTC Purchased Options – Calls – 0% Counterparty/Reference Asset
Morgan Stanley & Co International PLC:
Travere Therapeutics Inc, Notional amount $4,103,630, premiums paid $717,706, unrealized appreciation $266,177, exercise price $22.50, expires 3/20/26*	1,717	983,883
Total Investments (total cost $1,929,453,226) – 101.4%		3,251,535,088
Liabilities, net of Cash, Receivables and Other Assets – (1.4)%		(44,612,951)
Net Assets – 100%		$3,206,922,137
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
4  | September 30, 2025

Janus Henderson Venture Fund
Schedule of Investments
September 30, 2025

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,840,973,704	87.4%
Canada	186,267,471	5.7
United Kingdom	78,547,877	2.4
Israel	70,218,975	2.2
Denmark	30,025,280	0.9
Netherlands	25,388,539	0.8
Cayman Islands	20,113,242	0.6
Total	$3,251,535,088	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares/ Principal	Dividend/ Interest Income
Convertible Corporate Bonds - 0%
Biotechnology - 0%
Claris Biotherapeutics Inc, 8.0000%, 7/31/26¢,§
	$-	$221,444	$-	$-	$-	$221,444	$221,444	$10,875
Claris Biotherapeutics Inc - Series B, 8.0000%, 7/31/26¢,§
	-	154,340	-	-	-	154,340	154,340	7,580
Total Convertible Corporate Bonds - 0.0%
	$-	$375,784	$-	$-	$-	$375,784	$375,784	$18,455
Common Stocks - 0.4%
Professional Services - 0.4%
Asure Software Inc*
	14,610,845	212,952	(573,154)	(174,261)	(1,206,564)	12,869,818	1,569,490	-
Private Placements - 0.1%
Biotechnology - 0.1%
Claris Biotherapeutics Inc - Series A-3*,¢,§
	481,155	-	-	-	1,716,808	2,197,963	5,023,916	-
Investment Companies - 1.2%
Money Markets - 1.2%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	32,581,349	579,317,488	(574,872,349)	142	-	37,026,630	37,019,226	2,011,047
Investments Purchased with Cash Collateral from Securities Lending - 1.0%
Investment Companies - 1.0%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	20,163,878	446,842,438	(433,724,594)	-	-	33,281,722	33,281,722	349,772 ∆
Total Affiliated Investments - 2.7%
	$67,837,227	$1,026,748,662	$(1,009,170,097)	$(174,119)	$510,244	$85,751,917	77,270,138	$2,379,274
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 5

Janus Henderson Venture Fund
Schedule of Investments
September 30, 2025

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	12/11/25	21,851,000	$(29,577,732)	$(191,955)
Canadian Dollar	12/11/25	(5,057,000)	3,671,597	25,054
				(166,901)
Barclays Capital Inc:
British Pound	12/11/25	1,256,000	(1,688,851)	250
British Pound	12/11/25	(2,681,900)	3,629,972	23,285
Canadian Dollar	12/11/25	4,061,000	(2,929,663)	(1,324)
Canadian Dollar	12/11/25	(10,595,900)	7,691,594	51,017
				73,228
Citibank, National Association:
British Pound	12/11/25	(27,400,800)	37,074,611	225,323
Canadian Dollar	12/11/25	(12,243,900)	8,887,801	58,870
				284,193
Goldman Sachs & Co LLC:
British Pound	12/11/25	(14,015,000)	18,971,881	124,155
Canadian Dollar	12/11/25	(8,586,000)	6,232,406	41,144
				165,299
HSBC Securities (USA) Inc:
British Pound	12/11/25	(11,821,400)	16,002,310	104,593
Canadian Dollar	12/11/25	(66,035,700)	47,934,000	316,443
				421,036
JPMorgan Chase Bank, National Association:
British Pound	12/11/25	(15,549,800)	21,047,533	135,769
Canadian Dollar	12/11/25	(57,100,500)	41,462,533	288,042
				423,811
Morgan Stanley & Co International PLC:
British Pound	12/11/25	11,221,000	(15,192,078)	(101,794)
British Pound	12/11/25	(1,189,000)	1,599,858	861
Canadian Dollar	12/11/25	16,665,000	(12,101,623)	(84,690)
				(185,623)
State Street Bank and Trust Company:
British Pound	12/11/25	(16,625,832)	22,501,035	142,196
Canadian Dollar	12/11/25	4,389,000	(3,202,864)	(38,008)
Canadian Dollar	12/11/25	(15,462,500)	11,228,048	78,223
				182,411
Total				$1,197,454

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Written Call Options:
Morgan Stanley & Co International PLC:
Ast Spacemobile Inc	2,000	55.00	USD	1/16/26	$(9,816,000)	$1,129,600	$(482,675)	$(1,612,275)
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
6  | September 30, 2025

Janus Henderson Venture Fund
Schedule of Investments
September 30, 2025

Counterparty/ Reference Asset	Number of Contracts	Exercise Price		Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value
Goldman Sachs & Co LLC:
Ast Spacemobile Inc	1,524	60.00	USD	6/18/26	$(7,479,792)	$1,170,610	$(665,316)	$(1,835,926)
Total OTC Written Options						$2,300,210	$(1,147,991)	$(3,448,201)
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of September 30, 2025.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of September 30, 2025
	Currency Contracts	Equity Contracts	Total
Asset Derivatives:
Purchased OTC options, at value	$-	$983,883	$983,883
Forward foreign currency exchange contracts	1,615,225	-	$1,615,225
Total Asset Derivatives	$1,615,225	$983,883	$2,599,108
Liability Derivatives:
Forward foreign currency exchange contracts	$417,771	$-	$417,771
OTC options written, at value	-	3,448,201	$3,448,201
Total Liability Derivatives	$417,771	$3,448,201	$3,865,972
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended September 30, 2025.
The effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the year ended September 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Forward foreign currency exchange contracts	$516,121	$-	$516,121
Written options contracts	-	3,158,813	$3,158,813
Total	$516,121	$3,158,813	$3,674,934

Amount of Change in Unrealized Appreciation/Depreciation Recognized on Derivatives
Derivative	Currency Contracts	Equity Contracts	Total
Purchased options contracts	$-	$266,177	$266,177
Forward foreign currency exchange contracts	4,519,208	-	$4,519,208
Written options contracts	-	(1,546,469)	$(1,546,469)
Total	$4,519,208	$(1,280,292)	$3,238,916
Please see  the "Net Realized Gain/(Loss) on Investments" and "Change in Unrealized Net Appreciation/Depreciation"
sections of the Fund’s Statement of Operations.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Janus Investment Fund | 7

Janus Henderson Venture Fund
Schedule of Investments
September 30, 2025

Average Ending Monthly Value of Derivative Instruments During the Year Ended September 30, 2025
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$92,419,916
Average amounts sold - in USD	274,680,384
Options:
Average value of option contracts purchased	609,145
Average value of option contracts written	1,493,752

Offsetting of Financial Assets and Derivative Assets
Counterparty	Gross Amounts of Recognized Assets	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$25,054	$(25,054)	$—	$—
Barclays Capital Inc	74,552	(1,324)	—	73,228
Citibank, National Association	284,193	—	—	284,193
Goldman Sachs & Co LLC	165,299	(165,299)	—	—
HSBC Securities (USA) Inc	421,036	—	—	421,036
JPMorgan Chase Bank, National Association	41,158,153	—	(40,734,342)	423,811
Morgan Stanley & Co International PLC	984,744	(984,744)	—	—
State Street Bank and Trust Company	220,419	(38,008)	—	182,411
Total	$43,333,450	$(1,214,429)	$(40,734,342)	$1,384,679

Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty	Gross Amounts of Recognized Liabilities	Offsetting Asset or Liability(a)	Collateral Pledged(b)	Net Amount
Bank of America, National Association	$191,955	$(25,054)	$—	$166,901
Barclays Capital Inc	1,324	(1,324)	—	—
Goldman Sachs & Co LLC	1,835,926	(165,299)	(1,670,627)	—
Morgan Stanley & Co International PLC	1,798,759	(984,744)	(672,588)	141,427
State Street Bank and Trust Company	38,008	(38,008)	—	—
Total	$3,865,972	$(1,214,429)	$(2,343,215)	$308,328

(a)
Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b)	Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
8  | September 30, 2025

Janus Henderson Venture Fund
Notes to Schedule of Investments and Other Information

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of September 30, 2025.
#	Loaned security; a portion of the security is on loan at September 30, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the year ended September 30, 2025 is $33,263,192, which represents 1.0% of net assets.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of September 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Apartment List Inc	11/2/20	$8,881,908	$10,527,966	0.3%
Claris Biotherapeutics Inc, 8.0000%, 7/31/26	2/26/25	221,444	221,444	0.0
Claris Biotherapeutics Inc - Series A-3	12/28/23	4,811,555	2,197,963	0.1
Claris Biotherapeutics Inc - Series B, 8.0000%, 7/31/26	9/12/25	154,340	154,340	0.0
Galvanize Therapeutics Inc - Series C	7/7/25	4,369,023	4,368,940	0.1
IntelyCare Inc	3/29/22	9,412,879	872,307	0.0
Kardium Inc - Series 8 Class D Preferred shares	6/6/25	5,819,475	8,313,549	0.3
Loadsmart Inc - Series A	1/4/22	2,665,928	1,716,016	0.1
Loadsmart Inc - Series D	1/4/22	7,997,820	4,890,667	0.1
Total		$44,334,372	$33,263,192	1.0%
The Fund has registration rights for certain restricted securities held as of September 30, 2025. The issuer incurs all registration costs.
Janus Investment Fund | 9

Janus Henderson Venture Fund
Notes to Schedule of Investments and Other Information
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2025. See  Notes to Financial Statements for more information.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Convertible Corporate Bonds	$-	$-	$375,784
Common Stocks
Life Sciences Tools & Services	-	137,023	-
All Other	3,138,516,118	-	-
Private Placements	-	-	32,887,408
Investment Companies	-	37,026,630	-
Investments Purchased with Cash Collateral from Securities Lending	-	41,608,242	-
OTC Purchased Options – Calls	-	983,883	-
Total Investments in Securities	$3,138,516,118	$79,755,778	$33,263,192
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	1,615,225	-
Total Assets	$3,138,516,118	$81,371,003	$33,263,192
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$417,771	$-
OTC Options Written, at Value	-	3,448,201	-
Total Liabilities	$-	$3,865,972	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the year ended September 30, 2025)
	Balance as of September 30, 2024	Realized Gain/(Loss)	Change In Unrealized Appreciation/ Depreciation(a)	Gross Purchases	Gross Sales	Transfers In and/or Out of Level 3	Balance as of September 30, 2025(b)
Investment in Securities:
Convertible Corporate Bonds	$-	$-	$-	$375,784	$-	$-	$375,784
Private Placements	17,536,030	-	5,162,880	10,188,498	-	-	32,887,408
Total	$17,536,030	$-	$5,162,880	$10,564,282	$-	$-	$33,263,192

(a)	Included in "Change in unrealized net appreciation/depreciation of investments, foreign currency translations and non-interested Trustees' deferred compensation" on the Statement of Operations.
(b)	The change in unrealized appreciation/depreciation for Level 3 securities held at September 30, 2025 is $5,162,880.
10 | September 30, 2025

Janus Henderson Venture Fund
Statement of Assets and Liabilities
September 30, 2025

Assets:
Unaffiliated investments, at value (cost $1,836,697,340)(1)	$3,164,799,288
Affiliated investments, at value (cost $92,038,180)	85,751,917
Purchased options, at value (premiums paid $717,706)	983,883
Deposits with brokers for OTC derivatives	2,542,588
Forward foreign currency exchange contracts	1,615,225
Trustees' deferred compensation	91,973
Receivables:
Fund shares sold	761,382
Dividends	339,102
Dividends from affiliates	186,895
Interest from affiliates	18,455
Other assets	58,685
Total Assets	3,257,149,393
Liabilities:
Due to custodian	35
Collateral for securities loaned (Note 3)	41,608,242
Forward foreign currency exchange contracts	417,771
OTC options written, at value (premiums received $2,300,210)	3,448,201
Payables:
Fund shares repurchased	2,349,147
Advisory fees	1,690,128
Transfer agent fees and expenses	366,759
Trustees' deferred compensation fees	91,973
Professional fees	78,128
Trustees' fees and expenses	15,078
12b-1 Distribution and shareholder servicing fees	8,717
Affiliated fund administration fees payable	6,603
Custodian fees	396
Accrued expenses and other payables	146,078
Total Liabilities	50,227,256
Commitments and contingent liabilities (Note 4)
Net Assets	$3,206,922,137
See footnotes at the end of the Statement.
See Notes to Financial Statements.
Janus Investment Fund | 11

Janus Henderson Venture Fund
Statement of Assets and Liabilities
September 30, 2025
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,771,657,843
Total distributable earnings (loss)	1,435,264,294
Total Net Assets	$3,206,922,137
Net Assets - Class A Shares	$19,895,140
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	240,366
Net Asset Value Per Share(2)	$82.77
Maximum Offering Price Per Share(3)	$87.82
Net Assets - Class C Shares	$1,002,317
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	14,585
Net Asset Value Per Share(2)	$68.72
Net Assets - Class D Shares	$1,771,777,550
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	20,114,685
Net Asset Value Per Share	$88.08
Net Assets - Class I Shares	$234,087,344
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	2,632,285
Net Asset Value Per Share	$88.93
Net Assets - Class N Shares	$435,129,764
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	4,809,490
Net Asset Value Per Share	$90.47
Net Assets - Class S Shares	$18,418,940
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	229,033
Net Asset Value Per Share	$80.42
Net Assets - Class T Shares	$726,611,082
Shares Outstanding, $0.01 Par Value (unlimited shares authorized)	8,497,492
Net Asset Value Per Share	$85.51

(1)	Includes $40,734,342 of securities on loan. See Note 3 in Notes to Financial Statements.
(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3)	Maximum offering price is computed at 100/94.25 of net asset value.
See Notes to Financial Statements.
12 | September 30, 2025

Janus Henderson Venture Fund
Statement of Operations
For the year ended September 30, 2025

Investment Income:
Dividends	$11,886,212
Dividends from affiliates	2,011,047
Affiliated securities lending income, net	349,772
Unaffiliated securities lending income, net	96,629
Interest from affiliates	18,455
Other income	13,172
Foreign tax withheld	(280,622)
Total Investment Income	14,094,665
Expenses:
Advisory fees	20,007,420
12b-1 Distribution and shareholder servicing fees:
Class A Shares	50,591
Class C Shares	9,886
Class S Shares	49,185
Transfer agent administrative fees and expenses:
Class D Shares	1,906,875
Class S Shares	49,392
Class T Shares	1,813,308
Transfer agent networking and omnibus fees:
Class A Shares	20,478
Class C Shares	1,025
Class I Shares	230,806
Other transfer agent fees and expenses:
Class A Shares	1,143
Class C Shares	70
Class D Shares	131,119
Class I Shares	6,905
Class N Shares	16,653
Class S Shares	250
Class T Shares	5,675
Shareholder reports expense	191,773
Registration fees	130,418
Affiliated fund administration fees	93,575
Professional fees	84,139
Custodian fees	72,914
Trustees' fees and expenses	59,028
Other expenses	295,491
Total Expenses	25,228,119
Less: Excess Expense Reimbursement and Waivers	(111,670)
Net Expenses	25,116,449
Net Investment Income/(Loss)	(11,021,784)
See Notes to Financial Statements.
Janus Investment Fund | 13

Janus Henderson Venture Fund
Statement of Operations
For the year ended September 30, 2025
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions	$121,482,519
Investments in affiliates	(174,119)
Forward foreign currency exchange contracts	516,121
Written options contracts	3,158,813
Total Net Realized Gain/(Loss) on Investments	124,983,334
Change in Unrealized Net Appreciation/Depreciation:
Investments, foreign currency translations and Trustees' deferred compensation	53,763,450
Investments in affiliates	510,244
Purchased options contracts	266,177
Forward foreign currency exchange contracts	4,519,208
Written options contracts	(1,546,469)
Total Change in Unrealized Net Appreciation/Depreciation	57,512,610
Net Increase/(Decrease) in Net Assets Resulting from Operations	$171,474,160
See Notes to Financial Statements.
14 | September 30, 2025

Janus Henderson Venture Fund
Statements of Changes in Net Assets

	Year ended September 30, 2025	Year ended September 30, 2024
Operations:
Net investment income/(loss)	$(11,021,784)	$(10,940,607)
Net realized gain/(loss) on investments	124,983,334	253,986,395
Change in unrealized net appreciation/depreciation	57,512,610	491,982,167
Net Increase/(Decrease) in Net Assets Resulting from Operations	171,474,160	735,027,955
Dividends and Distributions to Shareholders:
Class A Shares	(1,472,041)	(1,011,736)
Class C Shares	(95,036)	(44,572)
Class D Shares	(119,844,298)	(85,227,851)
Class I Shares	(16,088,539)	(11,052,607)
Class N Shares	(22,314,590)	(17,446,754)
Class S Shares	(1,589,452)	(1,561,437)
Class T Shares	(51,871,524)	(36,995,742)
Net Decrease from Dividends and Distributions to Shareholders	(213,275,480)	(153,340,699)
Capital Share Transactions:
Class A Shares	(772,451)	(390,453)
Class C Shares	19,456	172,058
Class D Shares	(31,192,834)	(56,933,733)
Class I Shares	(7,293,926)	(7,795,813)
Class N Shares	81,166,583	(37,028,596)
Class S Shares	(4,138,313)	(9,717,647)
Class T Shares	(30,636,381)	(33,788,076)
Net Increase/(Decrease) from Capital Share Transactions	7,152,134	(145,482,260)
Net Increase/(Decrease) in Net Assets	(34,649,186)	436,204,996
Net Assets:
Beginning of period	3,241,571,323	2,805,366,327
End of period	$3,206,922,137	$3,241,571,323
See Notes to Financial Statements.
Janus Investment Fund | 15

Janus Henderson Venture Fund
Financial Highlights

Class A Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$84.08	$69.91	$66.65	$106.21	$82.08
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.46)	(0.43)	(0.29)	(0.49)	(0.67)
Net realized and unrealized gain/(loss)	5.04	18.68	6.69	(26.74)	30.42
Total from Investment Operations	4.58	18.25	6.40	(27.23)	29.75
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Total Dividends and Distributions	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Net Asset Value, End of Period	$82.77	$84.08	$69.91	$66.65	$106.21
Total Return*	5.38%	27.43%	9.83%	(28.58)%	36.78%
Net Assets, End of Period (in thousands)	$19,895	$21,149	$17,572	$15,149	$24,644
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.04%	1.01%	1.02%	1.01%	1.00%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.04%	1.01%	1.02%	1.01%	1.00%
Ratio of Net Investment Income/(Loss)	(0.59)%	(0.57)%	(0.40)%	(0.59)%	(0.66)%
Portfolio Turnover Rate	24%	18%	23%	14%	21%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
16 | September 30, 2025

Janus Henderson Venture Fund
Financial Highlights

Class C Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$71.30	$60.20	$58.35	$95.22	$74.59
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.93)	(0.78)	(0.85)	(0.99)	(1.29)
Net realized and unrealized gain/(loss)	4.24	15.96	5.84	(23.55)	27.54
Total from Investment Operations	3.31	15.18	4.99	(24.54)	26.25
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Total Dividends and Distributions	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Net Asset Value, End of Period	$68.72	$71.30	$60.20	$58.35	$95.22
Total Return*	4.51%	26.70%	8.77%	(29.11)%	35.74%
Net Assets, End of Period (in thousands)	$1,002	$1,053	$734	$1,642	$3,747
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.95%	1.80%	2.07%	1.73%	1.76%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.87%	1.65%	2.01%	1.73%	1.76%
Ratio of Net Investment Income/(Loss)	(1.41)%	(1.21)%	(1.35)%	(1.31)%	(1.42)%
Portfolio Turnover Rate	24%	18%	23%	14%	21%

*
Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year. Returns shown exclude any applicable sales charges.

(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 17

Janus Henderson Venture Fund
Financial Highlights

Class D Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$88.91	$73.54	$69.81	$110.41	$84.98
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.29)	(0.28)	(0.13)	(0.32)	(0.47)
Net realized and unrealized gain/(loss)	5.35	19.73	7.00	(27.95)	31.52
Total from Investment Operations	5.06	19.45	6.87	(28.27)	31.05
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Total Dividends and Distributions	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Net Asset Value, End of Period	$88.08	$88.91	$73.54	$69.81	$110.41
Total Return*	5.64%	27.72%	10.06%	(28.42)%	37.07%
Net Assets, End of Period (in thousands)	$1,771,778	$1,828,330	$1,557,240	$1,500,311	$2,228,324
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.79%	0.79%	0.80%	0.79%	0.78%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.79%	0.79%	0.80%	0.79%	0.78%
Ratio of Net Investment Income/(Loss)	(0.34)%	(0.35)%	(0.18)%	(0.37)%	(0.45)%
Portfolio Turnover Rate	24%	18%	23%	14%	21%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
18 | September 30, 2025

Janus Henderson Venture Fund
Financial Highlights

Class I Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$89.69	$74.13	$70.32	$111.10	$85.45
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.27)	(0.26)	(0.11)	(0.30)	(0.44)
Net realized and unrealized gain/(loss)	5.40	19.90	7.06	(28.15)	31.71
Total from Investment Operations	5.13	19.64	6.95	(28.45)	31.27
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Total Dividends and Distributions	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Net Asset Value, End of Period	$88.93	$89.69	$74.13	$70.32	$111.10
Total Return*	5.67%	27.76%	10.11%	(28.40)%	37.13%
Net Assets, End of Period (in thousands)	$234,087	$244,689	$210,384	$220,157	$363,007
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.77%	0.76%	0.76%	0.76%	0.75%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.77%	0.76%	0.76%	0.76%	0.75%
Ratio of Net Investment Income/(Loss)	(0.32)%	(0.32)%	(0.14)%	(0.34)%	(0.42)%
Portfolio Turnover Rate	24%	18%	23%	14%	21%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 19

Janus Henderson Venture Fund
Financial Highlights

Class N Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$91.07	$75.15	$71.17	$112.20	$86.18
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.18)	(0.19)	(0.03)	(0.22)	(0.35)
Net realized and unrealized gain/(loss)	5.47	20.19	7.15	(28.48)	31.99
Total from Investment Operations	5.29	20.00	7.12	(28.70)	31.64
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Total Dividends and Distributions	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Net Asset Value, End of Period	$90.47	$91.07	$75.15	$71.17	$112.20
Total Return*	5.76%	27.87%	10.23%	(28.34)%	37.25%
Net Assets, End of Period (in thousands)	$435,130	$351,470	$322,200	$335,608	$565,040
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.67%	0.67%	0.67%	0.67%	0.66%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.67%	0.67%	0.67%	0.67%	0.66%
Ratio of Net Investment Income/(Loss)	(0.21)%	(0.23)%	(0.04)%	(0.25)%	(0.33)%
Portfolio Turnover Rate	24%	18%	23%	14%	21%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
20 | September 30, 2025

Janus Henderson Venture Fund
Financial Highlights

Class S Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$81.96	$68.35	$65.32	$104.51	$80.97
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.56)	(0.54)	(0.39)	(0.62)	(0.83)
Net realized and unrealized gain/(loss)	4.91	18.23	6.56	(26.24)	29.99
Total from Investment Operations	4.35	17.69	6.17	(26.86)	29.16
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Total Dividends and Distributions	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Net Asset Value, End of Period	$80.42	$81.96	$68.35	$65.32	$104.51
Total Return*	5.23%	27.23%	9.67%	(28.70)%	36.55%
Net Assets, End of Period (in thousands)	$18,419	$23,199	$28,124	$29,213	$54,537
Ratios to Average Net Assets:
Ratio of Gross Expenses	1.18%	1.17%	1.17%	1.17%	1.16%
Ratio of Net Expenses (After Waivers and Expense Offsets)	1.18%	1.17%	1.17%	1.17%	1.16%
Ratio of Net Investment Income/(Loss)	(0.73)%	(0.73)%	(0.55)%	(0.75)%	(0.83)%
Portfolio Turnover Rate	24%	18%	23%	14%	21%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
Janus Investment Fund | 21

Janus Henderson Venture Fund
Financial Highlights

Class T Shares
For a share outstanding during the year ended September 30	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$86.56	$71.78	$68.27	$108.38	$83.59
Income/(Loss) from Investment Operations:
Net investment income/(loss)(1)	(0.37)	(0.36)	(0.21)	(0.41)	(0.58)
Net realized and unrealized gain/(loss)	5.21	19.22	6.86	(27.37)	30.99
Total from Investment Operations	4.84	18.86	6.65	(27.78)	30.41
Less Dividends and Distributions:
Dividends (from net investment income)	—	—	—	—	—
Distributions (from capital gains)	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Total Dividends and Distributions	(5.89)	(4.08)	(3.14)	(12.33)	(5.62)
Net Asset Value, End of Period	$85.51	$86.56	$71.78	$68.27	$108.38
Total Return*	5.53%	27.57%	9.96%	(28.51)%	36.91%
Net Assets, End of Period (in thousands)	$726,611	$771,682	$669,111	$665,815	$1,051,872
Ratios to Average Net Assets:
Ratio of Gross Expenses	0.92%	0.91%	0.91%	0.92%	0.91%
Ratio of Net Expenses (After Waivers and Expense Offsets)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income/(Loss)	(0.45)%	(0.46)%	(0.28)%	(0.47)%	(0.57)%
Portfolio Turnover Rate	24%	18%	23%	14%	21%

*	Total return includes adjustments in accordance with generally accepted accounting principles required at the year or period end and are not annualized for periods of less than one full year.
(1)	Per share amounts are calculated based on average shares outstanding during the year or period.
See Notes to Financial Statements.
22 | September 30, 2025

Janus Henderson Venture Fund
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Janus Henderson Venture Fund (the “Fund”) is a series of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 34 funds, each of which offers multiple share classes, with differing investment objectives and policies. The Fund seeks capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund offers multiple classes of shares in order to meet the needs of various types of investors. Each class represents an interest in the same portfolio of investments. Certain financial intermediaries may not offer all classes of shares.
Shareholders, including other funds, individuals, accounts, as well as the Fund's portfolio manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with United States of America generally accepted accounting principles ("US
GAAP")).
Class A Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, bank trust platforms, and retirement platforms.
Class C Shares are offered through financial intermediary platforms including, but not limited to, traditional brokerage platforms, mutual fund wrap fee programs, employer-sponsored retirement plans, and bank trust platforms.
The Fund currently implements an automatic conversion feature pursuant to which Class C Shares that have been held for eight years are automatically converted to Class A Shares without the imposition of any sales charge, fee or other charge. The conversion will generally occur no later than ten business days in the month following the month of the eighth anniversary of the date of purchase. Class C Shares purchased through the reinvestment of dividends and other distributions on Class C Shares will convert to Class A Shares at the same time as the original Class C Shares with respect to which they were purchased. For Class C Shares held in omnibus accounts on intermediary platforms, the Fund relies on these intermediaries to implement this conversion feature. Your financial intermediary may have separate policies and procedures as to when and how Class C Shares may be converted to Class A Shares.
Effective July 6, 2020, Class D Shares are available to new investors. Previously, Class D Shares were only available to investors who already had a direct account with the Janus Henderson funds; immediate family members or members of the same household of an eligible individual investor; and existing beneficial owners of sole proprietorships or partnerships that hold accounts directly with the Janus Henderson funds.
Class I Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. Class I Shares are also available to certain direct institutional investors including, but not limited to, corporations, certain retirement plans, public plans, and foundations/endowments, who established Class I Share accounts before August 4, 2017.
Class N Shares are generally available only to financial intermediaries purchasing on behalf of:  1) certain adviser-assisted, employer-sponsored retirement plans, including 401(k) plans, 457 plans, 403(b) plans, Taft-Hartley multi-employer plans, profit-sharing and money purchase pension plans, defined benefit plans and certain welfare benefit plans, such as health savings accounts, and nonqualified deferred compensation plans; and 2) retail investors purchasing in qualified or nonqualified accounts, whose accounts are held through an omnibus account at their financial intermediary, and where the financial intermediary requires no payment or reimbursement from the Fund, the Adviser, or its affiliates. Class N Shares are also available to Janus Henderson proprietary products and to certain direct institutional investors approved by Janus Henderson Distributors US LLC (the “Distributor”) including, but not limited to, corporations, certain retirement plans, public plans, and foundations and endowments, subject to minimum investment requirements.
Class S Shares are offered through financial intermediary platforms including, but not limited to, retirement platforms and asset allocation, mutual fund wrap, or other discretionary or nondiscretionary fee-based investment advisory programs. In addition, Class S Shares may be available through certain financial intermediaries who have an agreement
Janus Investment Fund | 23

Janus Henderson Venture Fund
Notes to Financial Statements
with the Adviser or its affiliates to offer Class S Shares on their supermarket platforms.
Class T Shares are available through certain financial intermediary platforms including, but not limited to, mutual fund wrap fee programs, managed account programs, asset allocation programs, bank trust platforms, as well as certain retirement platforms. In addition, Class T Shares may be available through certain financial intermediaries who have an agreement with the Adviser or its affiliates to offer Class T Shares on their supermarket platforms.
The Chief Financial Officer of the Fund is designated as the Chief Operating Decision Maker (“CODM”) as it relates to ASC Topic 280, Segment Reporting. The CODM has concluded that the Fund operated as a single segment entity for the year ended September 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with US GAAP.
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
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Janus Henderson Venture Fund
Notes to Financial Statements
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under ASC 820. These are categorized as Level 3 in the hierarchy.
For significant fair value measurements categorized within Level 3 of the fair value hierarchy, the table below summarizes the valuation techniques and provides quantitative information about the significant unobservable inputs. In addition, the table provides a narrative description of the uncertainty of the fair value measurement based on the use of significant unobservable inputs that have been different, or that reasonable could have been different, at the reporting date.
Asset	Fair Value at September 30, 2025	Valuation Technique	Unobservable Input	Input Amount or Range	Weighted Average(1)	Impact to Valuation from an Increase in Input
Convertible Corporate Bonds
	$375,784	Recent Transaction	Purchase Price	$100	$100	Increase
Private Placements
	$18,006,956	Market Approach	Revenue Multiple	0.49-7.10	5.64	Increase
	$6,566,903	Market Approach	Transaction Price	$0.44-0.53	$0.50	Increase
	$8,313,549	Income Approach	Discount Rate	12%	12%	Decrease

(1)	Unobservable inputs were weighted by the relative fair value of securities.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” "Level 3
Valuation Reconciliation of Assets"in the Notes to Schedule of Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Income, as well as gains and losses, both realized and unrealized, are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets.
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Janus Henderson Venture Fund
Notes to Financial Statements
Expenses
The Fund bears expenses incurred specifically on its behalf. Each class of shares bears a portion of general expenses, which are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of total net assets. Expenses directly attributable to a specific class of shares are charged against the operations of such class.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown, and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income and realized capital gains (if any) annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the net asset value. This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return, but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund's equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to:  futures contracts, put options, call options, options on futures
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Janus Henderson Venture Fund
Notes to Financial Statements
contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Fund during the year ended September 30, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Fund’s ability to use derivative instruments may also be limited by tax considerations.
Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
•  Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.
•  Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
•  Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•  Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•  Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.
•  Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
•  Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund’s NAV to likewise decrease.
•  Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•  Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
Janus Investment Fund | 27

Janus Henderson Venture Fund
Notes to Financial Statements
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser’s ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the year, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the year, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as “Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Fund generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected
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Janus Henderson Venture Fund
Notes to Financial Statements
adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of
Investments (if applicable).
During the year, the Fund purchased call options on various for the purpose of increasing exposure to individual equity risk.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the year, the Fund wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, war, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
• Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Janus Investment Fund | 29

Janus Henderson Venture Fund
Notes to Financial Statements
Restricted Security Transactions
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See  the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Non-Custodial Securities Lending Agreement. For financial reporting purposes, the Fund does not offset financial instruments’ payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the Securities and Exchange Commission (the "SEC"). If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to primarily invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser, Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC. Additionally, the Adviser receives an investment advisory fee of 0.05%
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Janus Henderson Venture Fund
Notes to Financial Statements
for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Fund may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation. Additional required collateral, or excess collateral returned, is delivered on the next business day. Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan. The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable).
Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of September 30, 2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $40,734,342. Gross amounts of recognized liabilities for securities lending (collateral received) as of September 30, 2025 is $41,608,242, resulting in the net amount due to the counterparty of
$873,900.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see  the “Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of
September 30, 2025” table located in the Fund’s Schedule of Investments.
The Fund may require the counterparty to pledge securities as collateral daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized gain on OTC derivative contracts with a particular counterparty. The Fund may deposit cash as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. The collateral amounts are subject to minimum exposure requirements and initial margin requirements. Collateral amounts are monitored and subsequently adjusted up or down as valuations fluctuate by at least the minimum exposure requirement. Collateral may reduce the risk of loss.
The Fund generally does not exchange collateral on its forward foreign currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract's obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
The Fund pays the Adviser an investment advisory fee which is calculated daily and paid monthly. The Fund’s contractual investment advisory fee rate (expressed as an annual rate) is 0.64% of its average daily net assets.
Janus Investment Fund | 31

Janus Henderson Venture Fund
Notes to Financial Statements
The Adviser has contractually agreed to waive the advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses, including the investment advisory fee, but excluding any performance adjustments to management fee, if applicable, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses, exceed the annual rate of 0.86% for at least a one-year period commencing on January 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess
Expense Reimbursement and Waivers” on the Statement of Operations.
The Adviser serves as administrator to the Fund pursuant to an administration agreement between the Adviser and the Trust. Under the administration agreement, the Adviser is authorized to perform, or cause others to perform certain administration, compliance, and accounting services to the Fund, including providing office space for the Fund, and is reimbursed by the Fund for certain of its costs in providing these services (to the extent the Adviser seeks reimbursement and such costs are not otherwise waived). In addition, employees of the Adviser and/or its affiliates may serve as officers of the Trust. The Fund pays for some or all of the salaries, fees, and expenses of the Adviser employees and Fund officers, with respect to certain specified administration functions they perform on behalf of the Fund. The Fund pays these costs based on out-of-pocket expenses incurred by the Adviser, and these costs are separate and apart from advisory fees and other expenses paid in connection with the investment advisory services the Adviser provides to the Fund. These amounts are disclosed as “Affiliated fund administration fees” on the Statement of Operations. In addition, some expenses related to compensation payable to the Fund’s Chief Compliance Officer and certain compliance staff, all of whom are employees of the Adviser and/or its affiliates, are shared with the Fund. Total compensation of $532,252 was paid to the Chief Compliance Officer and certain compliance staff by the Trust during the year ended September 30, 2025. The Fund's portion is reported as part of “Other expenses” on the Statement of
Operations.
Janus Henderson Services US LLC (the “Transfer Agent”), a wholly-owned subsidiary of the Adviser, is the Fund’s transfer agent. The Transfer Agent provides or arranges for the provision of shareholder services including, but not limited to, recordkeeping, subaccounting, answering inquiries regarding accounts, order processing, transaction confirmations, the mailing of prospectuses and shareholder reports, and other shareholder services provided to or on behalf of shareholders. These amounts are disclosed as “Transfer agent administrative fees and expenses” on the
Statement of Operations.
Class D Shares of the Fund pay the Transfer Agent an annual administrative services fee based on the average daily net assets of Class D Shares as detailed below.
Average Daily Net Assets of Class D Shares of the Janus Henderson funds	Administrative Services Fee
Under $40 billion	0.12%
$40 billion — $49.9 billion	0.10%
Over $49.9 billion	0.08%
During the reporting period, the administrative services fee rate was 0.11%.
The Transfer Agent receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class S Shares and Class T Shares for providing or procuring administrative services to investors in Class S Shares and Class T Shares of the Fund. The Transfer Agent expects to use all or a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. The Transfer Agent may keep certain amounts retained for reimbursement of out-of-pocket costs incurred for servicing clients of Class S Shares and Class T Shares.
Shareholder Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, order processing, providing order confirmations, periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, answering inquiries regarding accounts, and other administrative services. Order processing includes the submission of transactions through the National Securities Clearing Corporation (“NSCC”) or similar systems, or those processed on a manual basis with the Adviser. For all share classes, the Transfer Agent also seeks reimbursement for costs it incurs as transfer agent and for providing servicing.
Certain, but not all, intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Fund to the Transfer Agent, which uses such fees to
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Janus Henderson Venture Fund
Notes to Financial Statements
reimburse intermediaries. Consistent with the Transfer Agency Agreement between the Transfer Agent and the Fund, the Transfer Agent may negotiate the level, structure, and/or terms of the administrative fees with intermediaries requiring such fees on behalf of the Fund. The Adviser and its affiliates benefit from an increase in assets that may result from such relationships. The Adviser has agreed to limit these fees up to 0.20% for Class A Shares and Class C Shares, and up to 0.15% for Class I Shares on an annual basis based on the daily net assets of each share class. Such limits are subject to change by the Trustees in the future. These amounts are disclosed as “Transfer agent networking and omnibus fees” on the Statement of Operations.
The Transfer Agent is not compensated for its services related to the shares, except for out-of-pocket costs, although the Transfer Agent is compensated for its services related to Fund’s Class D Shares. These amounts are disclosed as
“Other transfer agent fees and expenses” on the Statement of Operations.
Under distribution and shareholder servicing plans (the “Plans”) adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Trust’s distributor, the Distributor, a wholly-owned subsidiary of the Adviser, a fee for the sale and distribution and/or shareholder servicing of the shares based on the average daily net assets for each share class at an annual rate of up to 0.25% for Class A Shares, up to 1.00% for Class C Shares, and up to 0.25% for Class S Shares. Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. These amounts are disclosed as “12b-1 Distribution and shareholder servicing fees” on the
Statement of Operations.
Class A Shares include a 5.75% upfront sales charge of the offering price of the Fund. The sales charge is allocated between the Distributor and financial intermediaries. During the year ended September 30, 2025, the Distributor retained upfront sales charges of $2,914.
A contingent deferred sales charge (“CDSC”) of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed. There were no CDSCs paid by redeeming shareholders of Class A Shares to the Distributor during the year ended September 30,
2025.
A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed. During the year ended September 30, 2025, redeeming shareholders of Class C Shares paid CDSCs of $609.
The Board of Trustees has adopted a deferred compensation plan (the “Deferred Plan”) for independent Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. All deferred fees are credited to an account established in the name of the Trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the Janus Henderson funds that are selected by the Trustees. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. The fluctuation of the account balance is recorded by the Fund as unrealized appreciation/(depreciation) and is included as of September 30, 2025 on the Statement of Assets and Liabilities in the asset, “Trustees’ deferred compensation,” and liability, “Trustees’ deferred compensation fees.” Additionally, the recorded unrealized appreciation/(depreciation) is included in “Total distributable earnings (loss)” on the Statement of Assets and Liabilities. Deferred compensation expenses for the year ended September 30, 2025 are included in “Trustees’ fees and expenses” on the Statement of Operations. Trustees are allowed to change their designation of mutual funds from time to time. Amounts will be deferred until distributed in accordance with the Deferred Plan. There were no deferred fees paid by the Trust to the
Trustees under the Deferred Plan during the year ended September 30, 2025.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the
Janus Investment Fund | 33

Janus Henderson Venture Fund
Notes to Financial Statements
“Sweep Vehicle”) is an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities (i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the year ended September 30, 2025 can be found in the “Schedules of Affiliated Investments” located in the Schedule of
Investments.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal Cross Trade Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the year ended September 30, 2025, the Fund engaged in cross trades amounting to $271,079 in sales, resulting in a net realized loss of $74,530. The net realized loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of Operations.
5. Federal Income Tax
The tax components of capital shown in the table below represent: (1) distribution requirements the Fund must satisfy under the income tax regulations; (2) losses or deductions the Fund may be able to offset against income and gains realized in future years; and (3) unrealized appreciation or depreciation of investments for federal income tax purposes.
Other book to tax differences primarily consist of deferred compensation, derivatives, and foreign currency contract adjustments. The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The Fund has elected to defer qualified late-year losses as noted in the table below. These losses will be deferred for tax purposes and recognized during the next fiscal year.

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Loss Deferrals	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$-	$124,853,524	$-	$(5,881,925)	$(1,231,494)	$1,317,524,189
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$1,934,010,899	$1,444,145,207	$(126,621,018)	$1,317,524,189
Information on the tax components of derivatives as of September 30, 2025 is as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Tax Appreciation/ (Depreciation)
$(1,102,756)	$-	$(1,147,991)	$(1,147,991)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not
34 | September 30, 2025

Janus Henderson Venture Fund
Notes to Financial Statements
constitute adjustments to tax basis.
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, and capital loss carryovers. Certain permanent differences such as tax returns of capital and net investment losses noted below have been reclassified to capital.
For the year ended September 30, 2025
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$-	$213,275,480	$-	$3,128,267

For the year ended September 30, 2024
Distributions
From Ordinary Income	From Long-Term Capital Gains	Tax Return of Capital	Net Investment Loss
$-	$153,340,699	$-	$-
Permanent book to tax basis differences may result in reclassifications between the components of net assets. These differences have no impact on the results of operations or net assets. Capital has been adjusted by $6,467,691, all of which is long-term capital gain, for distributions in connection with Fund shares redemption (tax equalization).
Janus Investment Fund | 35

Janus Henderson Venture Fund
Notes to Financial Statements
6. Capital Share Transactions
	Year ended September 30, 2025		Year ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	43,935	$3,408,107	57,871	$4,247,535
Reinvested dividends and distributions	17,584	1,469,829	14,759	1,010,689
Shares repurchased	(72,701)	(5,650,387)	(72,443)	(5,648,677)
Net Increase/(Decrease)	(11,182)	$(772,451)	187	$(390,453)
Class C Shares:
Shares sold	4,088	$283,961	7,181	$474,688
Reinvested dividends and distributions	1,247	87,124	762	44,572
Shares repurchased	(5,524)	(351,629)	(5,364)	(347,202)
Net Increase/(Decrease)	(189)	$19,456	2,579	$172,058
Class D Shares:
Shares sold	420,893	$35,514,950	364,043	$29,417,176
Reinvested dividends and distributions	1,240,449	110,127,053	1,094,661	79,122,132
Shares repurchased	(2,110,804)	(176,834,837)	(2,069,097)	(165,473,041)
Net Increase/(Decrease)	(449,462)	$(31,192,834)	(610,393)	$(56,933,733)
Class I Shares:
Shares sold	677,933	$58,290,909	571,313	$47,437,612
Reinvested dividends and distributions	177,089	15,868,937	149,235	10,879,222
Shares repurchased	(950,864)	(81,453,772)	(830,295)	(66,112,647)
Net Increase/(Decrease)	(95,842)	$(7,293,926)	(109,747)	$(7,795,813)
Class N Shares:
Shares sold	1,808,090	$154,335,497	673,013	$54,700,303
Reinvested dividends and distributions	243,495	22,182,369	234,645	17,354,335
Shares repurchased	(1,101,538)	(95,351,283)	(1,335,834)	(109,083,234)
Net Increase/(Decrease)	950,047	$81,166,583	(428,176)	$(37,028,596)
Class S Shares:
Shares sold	44,912	$3,462,894	67,659	$5,004,239
Reinvested dividends and distributions	19,548	1,589,452	23,361	1,561,437
Shares repurchased	(118,483)	(9,190,659)	(219,428)	(16,283,323)
Net Increase/(Decrease)	(54,023)	$(4,138,313)	(128,408)	$(9,717,647)
Class T Shares:
Shares sold	697,918	$57,277,006	903,438	$70,461,909
Reinvested dividends and distributions	589,258	50,829,377	515,771	36,330,882
Shares repurchased	(1,704,426)	(138,742,764)	(1,825,921)	(140,580,867)
Net Increase/(Decrease)	(417,250)	$(30,636,381)	(406,712)	$(33,788,076)
7. Purchases and Sales of Investment Securities
For the year ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding any short-term securities, short-term options contracts, TBAs, and in-kind transactions, as applicable) was as follows:
Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long- Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$747,509,068	$970,270,930	$-	$-
8. Recent Accounting Pronouncements
The FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09) in December 2023. The new guidance enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes the adoption of the ASU will not have a material impact on the financial statements.
36 | September 30, 2025

Janus Henderson Venture Fund
Notes to Financial Statements
9. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to September 30, 2025 and through the date of issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.
Janus Investment Fund | 37

Janus Henderson Venture Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Janus Investment Fund and Shareholders of Janus Henderson Venture Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus Henderson Venture Fund (one of the funds constituting Janus Investment Fund, referred to hereafter as the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test  basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent, investee companies and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Denver, Colorado
November 20, 2025
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.
38 | September 30, 2025

Janus Henderson Venture Fund
Designation Requirements (unaudited)
For federal income tax purposes, the Fund designated the following for the year ended September 30, 2025:
Capital Gain Distributions	$219,743,171
Janus Investment Fund | 39

Janus Henderson Venture Fund
Additional Information (unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Each board member also serves as a board member of other funds in the Janus Investment Fund. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Trustees fees paid by the fund are within Item 7.
Statement of Operations as Trustees’ fees and expenses.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Aspen Series and Janus Investment Fund, each of whom serves as an “independent” Trustee (collectively, the “Trustees”), oversee the management of each portfolio of Janus Aspen Series (each, a “Portfolio,” and collectively, the “Portfolios”), as well as each fund of Janus Investment Fund (each, a “Fund,” and collectively, the “Funds” and together with the Portfolios, the “Janus Henderson Funds,” and each, a “Janus Henderson Fund”). As required by law, the Trustees determine annually whether to continue the investment advisory agreement for each Janus Henderson Fund.
In connection with their most recent consideration of those agreements for each Janus Henderson Fund, the Trustees received and reviewed information provided by Janus Henderson Investors US LLC (the “Adviser”) in response to requests of the Trustees and their independent legal counsel. They also received and reviewed information and analyses provided by, and in response to requests of, their independent fee consultant. Throughout their consideration of the agreements, the Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and also met separately in executive session with their independent legal counsel and their independent fee consultant.
At meetings held on November 1, 2024 and December 4-5, 2024, the Trustees evaluated the information provided by the Adviser and the independent fee consultant, as well as other information provided by the Adviser and the independent fee consultant during the year. Following such evaluation, the Trustees determined that the overall arrangements between each Janus Henderson Fund and the Adviser were fair and reasonable in light of the nature, extent, and quality of the services provided by the Adviser and its affiliates, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment, and unanimously approved the continuation of the investment advisory agreement for each Janus Henderson Fund for the period from February 1, 2025 through February 1, 2026, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below. Also included is a summary of the independent fee consultant’s conclusions and opinions that arose during, and were included as part of, the Trustees’ consideration of the agreements. “Management fees,” as used herein, reflect actual annual advisory fees and, for the purpose of peer comparisons any administration fees (excluding out of pocket costs), net of any waivers, paid by a fund as a percentage of average net assets.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent, and quality of the services provided by the Adviser to the Janus Henderson Funds, taking into account the investment objective, strategies, and policies of each Janus Henderson Fund, and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Janus Henderson Funds. In addition, the Trustees reviewed the resources, capabilities, and key personnel of the Adviser, particularly noting those employees who provide investment and risk management services to the Janus Henderson Funds. The Trustees also considered other services provided to the Janus Henderson Funds by the Adviser, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Adviser’s role as administrator to the Janus
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Janus Henderson Venture Fund
Additional Information (unaudited)
Henderson Funds, noting that the Adviser generally does not receive a fee for its services as administrator, but is reimbursed for its out-of-pocket costs. The Trustees considered the role of the Adviser in monitoring adherence to the Janus Henderson Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, and overseeing communications with Janus Henderson Fund shareholders and the activities of other service providers, including monitoring compliance with various policies and procedures of the Janus Henderson Funds and with applicable securities laws and regulations.
In this regard, the independent fee consultant noted that the Adviser provides a number of different services for the Janus Henderson Funds and their shareholders, ranging from investment management services to various other servicing functions, and that, in its view, the Adviser is a capable provider of those services. The independent fee consultant also provided its belief that the Adviser has developed a number of institutional competitive advantages that should enable it to provide superior investment and service performance over the long term.
The Trustees concluded that the nature, extent, and quality of the services provided by the Adviser to each Janus Henderson Fund were appropriate and consistent with the terms of the respective advisory agreements, and that, taking into account steps taken to address those Janus Henderson Funds whose performance lagged that of their peers for certain periods, the Janus Henderson Funds were likely to benefit from the continued provision of those services. They also concluded that the Adviser had sufficient personnel, with the appropriate education and experience, to serve the Janus Henderson Funds effectively and had demonstrated its ability to attract well-qualified personnel.
Performance of the Funds
The Trustees considered the performance results of each Janus Henderson Fund over various time periods. They noted that they considered Janus Henderson Fund performance data throughout the year, including at periodic meetings with each Janus Henderson Fund’s portfolio manager(s), and also reviewed information comparing each Janus Henderson Fund’s performance with the performance of comparable fund peer groups identified by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent data provider, using Morningstar category schema and with the Janus Henderson Fund’s performance benchmark index. In this regard, as reported by Broadridge: (i) for the 12 months ended June 30, 2024, approximately 58% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups; and (ii) for the 36 months ended June 30, 2024, approximately 61% of the Janus Henderson Funds were in the top two quartiles of their Broadridge peer groups. In addition, the independent fee consultant found that the Janus Henderson Funds’ average performance in periods ended September 30, 2024 has been strong, noting that:   (i) for the 1- and 3-year periods ended September 30, 2024, approximately 75% and 61% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively; and (ii) for the 5- and 10-year periods ended September 30, 2024, approximately 66% and 68% of the Janus Henderson Funds were in the top two quartiles of performance of their Morningstar categories, respectively.
The Trustees considered the performance of each Janus Henderson Fund, noting that performance may vary by share class, and noted the following with respect to the Funds:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Janus Investment Fund | 41

Janus Henderson Venture Fund
Additional Information (unaudited)
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Developed World Bond Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson High-Yield Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson European Focus Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser had taken or was taking to improve performance.
42 | September 30, 2025

Janus Henderson Venture Fund
Additional Information (unaudited)
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Select Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Overseas Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Money Market Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson Contrarian Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Enterprise Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024.
Janus Investment Fund | 43

Janus Henderson Venture Fund
Additional Information (unaudited)
•  For Janus Henderson Forty Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time, while also noting that the Fund has a performance fee structure that results in lower management fees during periods of underperformance, the steps the Adviser had taken or was taking to improve performance, and that the performance trend was improving.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that the Fund’s performance was in the third Broadridge quartile for the 36 months ended June 30, 2024 and the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser has taken or was taking to improve performance.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Research Fund, the Trustees noted that the Fund’s performance was in the first Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the first Broadridge quartile for the 12 months ended June 30, 2024.
•  For Janus Henderson Triton Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the third Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted the reasons for the Fund’s underperformance over various periods of time and the steps the Adviser had taken or was taking to improve performance.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that the Fund’s performance was in the bottom Broadridge quartile for the 12 months ended June 30, 2024. The Trustees noted that the 36-month end performance was not yet available because of the Fund’s inception date.
•  For Janus Henderson Venture Fund, the Trustees noted that the Fund’s performance was in the second Broadridge quartile for the 36 months ended June 30, 2024 and the second Broadridge quartile for the 12 months ended June 30, 2024.
In consideration of each Janus Henderson Fund’s performance, the Trustees concluded that, taking into account the factors relevant to performance, as well as other considerations, including steps taken to improve performance, as applicable, the Janus Henderson Fund’s performance warranted continuation of such Janus Henderson Fund’s investment advisory agreement.
Costs of Services Provided
The Trustees examined information regarding the fees and expenses of each Janus Henderson Fund in comparison to similar information for other comparable funds as identified by Broadridge using Morningstar category schema. They also reviewed an analysis of that information provided by their independent fee consultant. The independent fee consultant provided its belief that the management fees charged by the Adviser to each of the Janus Henderson Funds under the current investment advisory and administration agreements are reasonable in relation to the services provided by the Adviser. The independent fee consultant found: (1) the total expenses and management fees of the Janus Henderson Funds to be reasonable relative to other comparable mutual funds; (2) the total expenses, on average, were 10% under the average total expenses of the respective Broadridge peer group; and (3) the management fees for the
44 | September 30, 2025

Janus Henderson Venture Fund
Additional Information (unaudited)
Janus Henderson Funds, on average, were 11% under the average management fees for the respective Broadridge peer group. The Trustees also considered the total expenses for each share class of each Janus Henderson Fund compared to the average total expenses for its Broadridge Expense Group and to average total expenses for its Broadridge Expense Universe.
For Janus Henderson Funds with three or more years of performance history, the independent fee consultant also performed a systematic “focus list” analysis of expenses which assessed fund fees in the context of fund performance or service being delivered. Based on this analysis, the independent fee consultant found that the combination of service quality/performance and expenses on these individual Janus Henderson Funds was reasonable considering performance trends, performance histories, recent fee reductions, recent investment structure changes, relative average net asset levels, and the existence of performance fees, breakpoints, and/or expense waivers on such Janus Henderson Funds.
The Trustees considered the methodology used by the Adviser in determining compensation payable to portfolio managers, the competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.
The Trustees also reviewed management fees charged by the Adviser to comparable institutional/separate account clients and to comparable non-affiliated funds subadvised by the Adviser (for which the Adviser provides only or primarily portfolio management services). Although in most instances subadvisory and institutional/separate account fee rates for various investment strategies were lower than management fee rates for Janus Henderson Funds having a similar strategy, the Trustees considered the Adviser’s explanation that under the terms of the management agreements with the Janus Henderson Funds, the Adviser performs significant additional services for the Janus Henderson Funds that it does not provide to those other clients, including administration services, oversight of the Janus Henderson Funds’ other service providers, Trustee support, regulatory compliance, and numerous other services, and that, in serving the Janus Henderson Funds, the Adviser assumes many legal risks and other costs that it does not assume in servicing its other clients. Moreover, the Trustees noted the independent fee consultant’s 2024 report found that:   (1) the management fees the Adviser charges to the Janus Henderson Funds are reasonable in relation to the management fees the Adviser charges to similar funds subadvised by the Adviser and to the fees the Adviser charges to its comparable institutional/separate account clients; (2) these subadvised and institutional/separate accounts have different service and infrastructure needs and operate in markets very different from the retail fund market; (3) Janus Henderson mutual fund investors enjoy reasonable fees relative to the fees charged in these other markets; and (4) 11 of 12 Janus Henderson Funds had management fees (before waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser and 16 of 18 Janus Henderson Funds had management fees (after waivers or performance fees) that were lower than or in line with similar funds subadvised by the Adviser. The Trustees noted that for the one Janus Henderson Fund that did not have a lower or in line management fee (before waivers or performance fees) than similar funds subadvised by the Adviser, the management fee was under the average of its 15(c) peer group. For the two Janus Henderson Funds that did not have lower or in line management fees (after waivers or performance fees) than similar funds Subadvised by the Adviser, the management fees were due to performance fee increases resulting from Janus Henderson Fund outperformance of such Janus Henderson Fund’s reference index.
The Trustees considered the fees for each Janus Henderson Fund for its fiscal year ended in 2023 and noted the following with regard to each Fund’s total expenses, net of applicable fee waivers (the Fund’s “total expenses”) as reflected in the comparative information provided by Broadridge:
Asset Allocation Funds
•  For Janus Henderson Global Allocation Fund – Conservative, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Allocation Fund – Growth, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
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Janus Henderson Venture Fund
Additional Information (unaudited)
•  For Janus Henderson Global Allocation Fund – Moderate, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Fixed-Income Funds
•  For Janus Henderson Absolute Return Income Opportunities Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Developed World Bond Fund, the Trustees noted that, although the Funds’ total expenses exceeded the peer group average for certain share classes, overall, the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson High-Yield Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Multi-Sector Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses. The Trustees further noted that the Adviser has contractually agreed to reduce the Fund’s management fee.
•  For Janus Henderson Short Duration Flexible Bond Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Global and International Equity Funds
•  For Janus Henderson Emerging Markets Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson European Focus Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Equity Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Life Sciences Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Real Estate Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Research Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Global Select Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
46 | September 30, 2025

Janus Henderson Venture Fund
Additional Information (unaudited)
•  For Janus Henderson Global Sustainable Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Global Technology and Innovation Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Overseas Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Responsible International Dividend Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
Money Market Funds
•  For Janus Henderson Government Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
•  For Janus Henderson Money Market Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for both share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to reduce certain share class expenses.
Multi-Asset Fund
•  For Janus Henderson Balanced Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
U.S. Equity Funds
•  For Janus Henderson Adaptive Risk Managed U.S. Equity Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Contrarian Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser had contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Enterprise Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Forty Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Growth and Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Mid Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
Janus Investment Fund | 47

Janus Henderson Venture Fund
Additional Information (unaudited)
•  For Janus Henderson Research Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for certain share classes, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Small Cap Value Fund, the Trustees noted that the Fund’s total expenses were below the peer group average for all share classes.
•  For Janus Henderson Small-Mid Cap Value Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Triton Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson U.S. Dividend Income Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
•  For Janus Henderson Venture Fund, the Trustees noted that, although the Fund’s total expenses exceeded the peer group average for one share class, overall the Fund’s total expenses were reasonable. The Trustees also noted that the Adviser has contractually agreed to limit the Fund’s expenses.
The Trustees reviewed information on the overall profitability to the Adviser and its affiliates from their relationships with the Janus Henderson Funds, and considered profitability data of other publicly traded mutual fund advisers. The Trustees recognized that profitability comparisons among fund managers are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund manager is affected by numerous factors, including the organizational structure of the particular fund manager, differences in complex size, difference in product mix, difference in types of business (mutual fund, institutional and other), differences in the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the fund manager’s capital structure and cost of capital.
Additionally, the Trustees considered the estimated profitability to the Adviser from the investment management services it provided to each Janus Henderson Fund. In their review, the Trustees considered whether the Adviser receives adequate incentives and resources to manage the Janus Henderson Funds effectively. In reviewing profitability, the Trustees noted that the estimated profitability for an individual Janus Henderson Fund is necessarily a product of the allocation methodology utilized by the Adviser to allocate its expenses as part of the estimated profitability calculation and that there is no recognized standard or uniform methodology for determining profitability for this purpose. In this regard, the Trustees noted that the independent fee consultant found as part of its 2022 review, which assessed 2021 fund-level profitability, that (1) the expense allocation methodology and rationales utilized by the Adviser were reasonable and (2) no clear correlation exists between expense allocations and operating margins. The Trustees noted that during the 2023 15(c) review process, the Adviser reported no changes to its allocation methodology; however, at the Trustees’ request, the independent fee consultant reviewed changes to the allocation methodology that were reflected in the 2021 data for the 2022 15(c) process, but were not separately analyzed by the independent fee consultant as part of its 2022 review. The independent fee consultant found the new allocation methodology and the rationale for the changes to be reasonable. Further, the independent fee consultant’s analysis of fund operating margins showed de minimis impact on operating margins as a result of the changes to the allocation methodology. As part of their overall review of fund profitability, the Trustees also considered that the estimated profitability for an individual Janus Henderson Fund was influenced by a number of factors, including not only the allocation methodology selected, but also the presence of fee waivers and expense caps, and whether the Janus Henderson Fund’s investment management agreement contained breakpoints or a performance fee component. The Trustees determined, after taking into account these factors, among others, that the Adviser’s estimated profitability with respect to each Janus Henderson Fund was not unreasonable in relation to the services provided, and that the variation in the range of such estimated profitability among the Janus Henderson Funds was not a material factor in the Board’s approval of the reasonableness of any Janus Henderson Fund’s investment management fees.
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Janus Henderson Venture Fund
Additional Information (unaudited)
The Trustees concluded that the management fee payable by each Janus Henderson Fund to the Adviser was reasonable in relation to the nature, extent, and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies, the fees the Adviser charges to other clients, and, as applicable, the impact of fund performance on management fees payable by the Janus Henderson Funds. The Trustees also concluded that each Janus Henderson Fund’s total expenses were reasonable, taking into account the size of the Janus Henderson Fund, the quality of services provided by the Adviser, the investment performance of the Janus Henderson Fund, and any expense limitations agreed to or provided by the Adviser.
Economies of Scale
The Trustees considered information about the potential for the Adviser to realize economies of scale as the assets of the Janus Henderson Funds increase. They noted that their independent fee consultant published a report to the Trustees in 2022, which provided its research and analysis into economies of scale. The Trustees also considered the following from the independent fee consultant’s 2024 report: (1) past analyses completed by it cannot confirm or deny the existence of economies of scale in the Janus Henderson Fund complex, but the independent fee consultant provided its belief that Janus Henderson Fund investors are well-served by the fee levels, management fee breakpoints, and performance fee structures in place on the Janus Henderson Funds in light of any economies of scale that may be present at the Adviser; (2) that 27% of Janus Henderson Funds had management fee breakpoints in place whereby investors pay lower management fees as fund AUM increases; (3) that 31% of Janus Henderson Funds have low flat-rate fees and performance fees where the Adviser is incentivized to invest in resources which drive Janus Henderson Fund performance; and (4) that 42% of Janus Henderson Funds have low flat-rate fees (the “Low Flat-Rate Fee Funds”) versus peers where investors pay low fixed fees when the fund is small/midsized and higher fees when the fund grows in assets.
With respect to the Low Flat-Rate Fee Funds, the independent fee consultant concluded in its 2024 report that (1) 68% of such funds have contractual management fees (gross of waivers) below their respective Broadridge peer group averages; (2) to the extent there were economies of scale at the Adviser, the Adviser’s general strategy of setting fixed management fees below peers appeared to share any such economies with investors even on smaller Janus Henderson Funds, which have not yet achieved those economies; and (3) by setting lower fixed fees from the start on the Low Flat-Rate Fee Funds, the Adviser appeared to be investing to increase the likelihood that these Janus Henderson Funds will grow to a level to achieve any economies of scale that may exist.
The Trustees also noted that the Janus Henderson Funds share directly in economies of scale through the significant investments made by the Adviser and its affiliates related to services provided to the Janus Henderson Funds and the lower charges of third-party service providers that are based in part on the combined scale of all of the Janus Henderson Funds.
Based on all of the information reviewed, including the recent and past research and analysis conducted by the Trustees’ independent fee consultant, the Trustees concluded that the current fee structure of each Janus Henderson Fund was reasonable and that the current rates of fees do reflect a sharing between the Adviser and the Janus Henderson Fund of any economies of scale that may be present at the current asset level of the Janus Henderson Fund.
Other Benefits to the Adviser
The Trustees also considered other benefits that accrue to the Adviser and its affiliates from their relationships with the Janus Henderson Funds. They recognized that two affiliates of the Adviser separately serve the Janus Henderson Funds as transfer agent and distributor, respectively, and the transfer agent receives compensation directly from the non-money market Janus Henderson Funds for services provided, and that such compensation contributes to the overall profitability of the Adviser and its affiliates that results from their relationship with the Janus Henderson Funds. The Trustees also considered the Adviser’s past and proposed use of commissions paid by Janus Henderson Funds on portfolio brokerage transactions to obtain proprietary and third-party research products and services benefiting the Janus Henderson Fund and/or other clients of the Adviser and/or the Adviser. The Trustees concluded that the Adviser’s use of these types of client commission arrangements to obtain proprietary and third-party research products and services was consistent with regulatory requirements and guidelines and was likely to benefit such Janus Henderson Funds. The Trustees also concluded that, other than the services provided by the Adviser and its
Janus Investment Fund | 49

Janus Henderson Venture Fund
Additional Information (unaudited)
affiliates pursuant to the agreements and the fees to be paid by each Janus Henderson Fund therefor, the Janus Henderson Funds and the Adviser may potentially benefit from their relationship with each other in other ways. They concluded that the Adviser and its affiliates share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of the Janus Henderson Funds and other clients serviced by the Adviser and its affiliates. They also concluded that the Adviser benefits from the receipt of research products and services acquired through commissions paid on portfolio transactions of the Janus Henderson Funds and that the Janus Henderson Funds benefit from the Adviser’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of the Adviser. They further concluded that the success of any Janus Henderson Fund could attract other business to the Adviser or other Janus Henderson Funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Janus Henderson Funds.
50 | September 30, 2025

Janus Henderson Venture Fund
Notes
Janus Investment Fund | 51

Janus Henderson Venture Fund
Notes
52 | September 30, 2025

Janus Henderson Venture Fund
Notes
Janus Investment Fund | 53

This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries. © Janus Henderson Group plc
Mutual funds distributed by Janus Henderson Distributors US LLC
125-02-93056 11-25

Item 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 16 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a)    Not applicable.

(b)    Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)    Not applicable.

(b)    Not applicable.

Item 19 - Exhibits

(a)(1) Not applicable because the Registrant has posted its code of ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99CERT.

(b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.